GOLDMAN SACHS BOND FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 41.0%
Advertising(a)(b) – 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$460,000	4.625%		03/15/30	$ 369,196

Aerospace & Defense(a) – 0.6%
Northrop Grumman Corp.
750,000	2.930		01/15/25	734,295
25,000	4.030		10/15/47	22,193
Raytheon Technologies Corp.
100,000	4.050		05/04/47	88,764
Spirit AeroSystems, Inc.(b)
495,000	7.500		04/15/25	462,573
The Boeing Co.
50,000	3.250		02/01/35	38,060
25,000	3.375		06/15/46	16,541
25,000	3.850		11/01/48	17,770
TransDigm, Inc.
166,000	6.250	(b)	03/15/26	160,407
575,000	6.375		06/15/26	538,453

				2,079,056

Aerospace/Defense(a) – 0.0%
General Dynamics Corp.
60,000	3.750		05/15/28	59,042
The Boeing Co.
65,000	2.196		02/04/26	58,660

				117,702

Agriculture – 0.2%
BAT Capital Corp.(a)
60,000	3.557		08/15/27	54,943
25,000	4.758		09/06/49	18,848
Bunge Ltd. Finance Corp.(a)
75,000	2.750		05/14/31	61,862
Philip Morris International, Inc.(a)
20,000	3.375		08/11/25	19,676
30,000	3.375		08/15/29	27,042
Reynolds American, Inc.
700,000	4.850		09/15/23	706,671

				889,042

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Airlines(a) – 0.0%
Southwest Airlines Co.
	$60,000	5.125%		06/15/27	$ 60,532

Apparel(a) – 0.0%
NIKE, Inc.
	60,000	2.850		03/27/30	55,091

Auto Manufacturers – 0.0%
Nissan Motor Acceptance Co. LLC(a)(b)
	35,000	2.000		03/09/26	30,408
Toyota Motor Credit Corp.
	55,000	3.050		03/22/27	52,787
	30,000	3.375		04/01/30	28,230

					111,425

Automotive – 0.7%
BMW US Capital LLC(a)(b)
	30,000	3.625		04/18/29	28,661
BorgWarner, Inc.(b)
	60,000	5.000		10/01/25	60,852
Ford Motor Credit Co. LLC(a)
	976,000	2.300		02/10/25	876,487
General Motors Co.
	425,000	5.400		10/02/23	431,494
	225,000	4.000		04/01/25	221,969
	50,000	5.950	(a)	04/01/49	46,509
General Motors Financial Co., Inc.(a)
	300,000	4.300		07/13/25	295,293
	125,000	5.650		01/17/29	124,617
	500,000	2.350		01/08/31	388,355
Hyundai Capital America
	70,000	2.750		09/27/26	64,594
Lear Corp.(a)
	30,000	5.250		05/15/49	26,011

					2,564,842

Banks – 12.3%
ABN AMRO Bank NV(c) (-1x 5 Year EUR Swap + 4.674%)
EUR	400,000	4.375		12/31/99	371,620
AIB Group PLC(b)
	$1,300,000	4.750		10/12/23	1,301,105

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Banco do Brasil SA(c) (10 Year CMT + 4.398%)
	$200,000	6.250%		10/29/49	$ 176,500
Banco Mercantil del Norte SA(b)(c) (5 year CMT + 4.643%)
	260,000	5.875		12/31/99	216,824
Banco Santander SA
	800,000	2.746		05/28/25	758,864
	600,000	4.250		04/11/27	578,970
	200,000	2.749		12/03/30	158,860
Bank of America Corp.
	425,000	4.200		08/26/24	425,944
	50,000	3.248	(a)	10/21/27	47,166
	925,000	4.183	(a)	11/25/27	900,062
	100,000	6.110		01/29/37	108,364
(3M USD LIBOR + 0.990%)
	75,000	2.496	(a)(c)	02/13/31	63,472
(3M USD LIBOR + 1.190%)
	525,000	2.884	(a)(c)	10/22/30	459,197
(3M USD LIBOR + 1.310%)
	750,000	4.271	(a)(c)	07/23/29	721,260
(3M USD LIBOR + 1.575%)
	555,000	3.824	(a)(c)	01/20/28	532,156
(5 year CMT + 1.200%)
	475,000	2.482	(a)(c)	09/21/36	369,384
(SOFR + 1.330%)
	325,000	2.972	(a)(c)	02/04/33	277,020
(SOFR + 1.530%)
	600,000	1.898	(a)(c)	07/23/31	480,054
(SOFR + 1.830%)
	1,400,000	4.571	(a)(c)	04/27/33	1,362,522
Barclays PLC(a)(c) (SOFR + 2.714%)
	825,000	2.852		05/07/26	779,212
BNP Paribas SA(b)
	1,750,000	3.500		03/01/23	1,748,705
	550,000	3.375		01/09/25	537,471
(5 Year USD Swap + 4.149%)
	200,000	6.625	(c)	12/31/99	191,520
(SOFR + 1.004%)
	725,000	1.323	(a)(c)	01/13/27	640,247
(SOFR + 2.074%)
	350,000	2.219	(a)(c)	06/09/26	324,790
BPCE SA(b)
	1,025,000	4.000		09/12/23	1,023,534
	525,000	4.625		09/12/28	509,465
(SOFR + 1.730%)
	750,000	3.116	(a)(c)	10/19/32	603,712
CaixaBank SA(c) (-1X 5 Year EUR Swap + 6.346%)
EUR	400,000	5.875		12/31/99	368,878

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc.
	$780,000	3.500%		05/15/23	$ 779,688
	1,050,000	3.400		05/01/26	1,016,011
	125,000	4.300		11/20/26	123,406
	475,000	4.125		07/25/28	456,038
(3M USD LIBOR + 1.023%)
	510,000	4.044	(a)(c)	06/01/24	508,842
(SOFR + 1.422%)
	550,000	2.976	(a)(c)	11/05/30	479,974
Citizens Financial Group, Inc.(a)
	65,000	2.850		07/27/26	60,759
Commerzbank AG(c) (-1x 5 Year EUR Swap + 6.363%)
EUR	400,000	6.125		03/31/99	379,513
Credit Agricole SA(b)(c)
(5 Year USD Swap + 4.319%)
	250,000	6.875		12/31/99	241,505
(SOFR + 1.676%)
	$375,000	1.907	(a)	06/16/26	345,304
Credit Suisse AG
	300,000	2.950		04/09/25	287,091
Credit Suisse Group AG
	307,000	4.550		04/17/26	299,786
	875,000	4.282	(a)(b)	01/09/28	818,685
Deutsche Bank AG
	65,000	4.100		01/13/26	63,917
(SOFR + 1.718%)
	525,000	3.035	(a)(c)	05/28/32	415,501
(SOFR + 1.870%)
	450,000	2.129	(a)(c)	11/24/26	400,005
(SOFR + 2.159%)
	300,000	2.222	(a)(c)	09/18/24	289,908
Fifth Third Bancorp(a)
	375,000	2.375		01/28/25	359,318
First Horizon Corp.(a)
	700,000	3.550		05/26/23	697,445
	700,000	4.000		05/26/25	686,602
First-Citizens Bank & Trust Co.(a)(c) (SOFR + 1.715%)
	600,000	2.969		09/27/25	574,722
GSK Consumer Healthcare Capital US LLC(a)(b)
	875,000	3.375		03/24/27	837,331
HSBC Holdings PLC
	200,000	4.950		03/31/30	197,486
(3M USD LIBOR + 1.000%)
	450,000	2.455	(a)(c)	05/18/24	447,111
(3M USD LIBOR + 1.211%)
	600,000	3.803	(a)(c)	03/11/25	591,666

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
HSBC Holdings PLC – (continued)
(SOFR + 1.538%)
$1,050,000	1.645	%(a)(c)	04/18/26	$ 963,207
Huntington Bancshares, Inc.(a)
825,000	4.000		05/15/25	821,205
ING Groep NV(a)(b)(c) (1 Year CMT + 1.100%)
950,000	1.400		07/01/26	862,391
JPMorgan Chase & Co.
425,000	3.625	(a)	12/01/27	408,191
(3M USD LIBOR + 0.730%)
195,000	3.559	(a)(c)	04/23/24	194,456
(3M USD LIBOR + 0.890%)
175,000	3.797	(a)(c)	07/23/24	174,494
(3M USD LIBOR + 1.245%)
500,000	3.960	(a)(c)	01/29/27	489,160
(3M USD LIBOR + 1.330%)
60,000	4.452	(a)(c)	12/05/29	58,408
(SOFR + 1.160%)
550,000	2.301	(a)(c)	10/15/25	524,222
(SOFR + 1.800%)
1,600,000	4.586	(a)(c)	04/26/33	1,573,280
(SOFR + 2.040%)
25,000	2.522	(a)(c)	04/22/31	21,312
(SOFR + 2.515%)
200,000	2.956	(a)(c)	05/13/31	173,076
(SOFR + 3.125%)
585,000	4.600	(c)	12/31/99	496,086
KeyCorp.(a)(c)(SOFR + 2.060%)
895,000	4.789		06/01/33	882,345
Macquarie Group Ltd.(a)(b)(c) (SOFR + 1.069%)
450,000	1.340		01/12/27	396,617
Mitsubishi UFJ Financial Group, Inc.
30,000	4.286		07/26/38	27,790
Morgan Stanley
1,050,000	3.700		10/23/24	1,047,679
60,000	3.125		07/27/26	57,261
174,000	3.950		04/23/27	168,677
(3M USD LIBOR + 0.847%)
350,000	3.737	(a)(c)	04/24/24	349,059
(3M USD LIBOR + 1.400%)
1,550,000	2.584	(a)(c)	10/24/23	1,550,248
(3M USD LIBOR + 1.628%)
200,000	4.431	(a)(c)	01/23/30	194,122
(SOFR + 1.034%)
750,000	1.794	(a)(c)	02/13/32	590,520
(SOFR + 1.152%)
800,000	2.720	(a)(c)	07/22/25	771,744
(SOFR + 1.290%)
225,000	2.943	(a)(c)	01/21/33	192,888
(SOFR + 1.360%)
750,000	2.484	(a)(c)	09/16/36	576,698
(SOFR + 1.430%)
60,000	2.802	(a)(c)	01/25/52	41,523

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Morgan Stanley, Inc.
	$50,000	4.000%		07/23/25	$ 50,015
(SOFR + 1.143%)
	725,000	2.699	(a)(c)	01/22/31	628,531
Natwest Group PLC
	826,000	3.875		09/12/23	823,910
(3M USD LIBOR + 1.550%)
	850,000	4.519	(a)(c)	06/25/24	846,217
(3M USD LIBOR + 1.762%)
	225,000	4.269	(a)(c)	03/22/25	222,644
(5 Year CMT + 2.100%)
	200,000	3.754	(a)(c)	11/01/29	191,960
State Street Corp.(a)(c)
(3M USD LIBOR + 1.030%)
	60,000	4.141		12/03/29	58,637
(SOFR + 2.650%)
	25,000	3.152		03/30/31	22,605
UBS Group AG(a)(b)(c) (1 year CMT + 1.100%)
	280,000	2.746		02/11/33	227,889
US Bancorp(c) (5 year CMT + 2.541%)
	650,000	3.700		12/31/99	501,092
Virgin Money UK PLC(c) (5 year UK Government Bond + 8.307%)
GBP	325,000	9.250		12/31/99	389,961
Wells Fargo & Co.
	$20,000	3.000		04/22/26	19,044
	675,000	3.000		10/23/26	637,335
	600,000	4.300		07/22/27	592,854
	75,000	4.150	(a)	01/24/29	72,509
Westpac Banking Corp.(a)(c) (5 Year CMT + 2.000%)
	300,000	4.110		07/24/34	274,464

					46,560,818

Beverages(a) – 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
	365,000	4.700		02/01/36	350,371
	575,000	4.900		02/01/46	542,323
Anheuser-Busch InBev Worldwide, Inc.
	350,000	4.600		04/15/48	315,140
Constellation Brands, Inc.
	625,000	4.400		11/15/25	627,912
	500,000	3.600		02/15/28	474,175
JDE Peet’s NV(b)
	375,000	1.375		01/15/27	322,830

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Beverages(a) – (continued)
Keurig Dr Pepper, Inc.
	$15,000	4.417%	05/25/25	$ 15,135
	375,000	4.500	04/15/52	330,259

				2,978,145

Biotechnology(a) – 0.2%
Amgen, Inc.
	70,000	2.450	02/21/30	61,105
Biogen, Inc.
	70,000	2.250	05/01/30	57,397
CSL Finance PLC(b)
	100,000	3.850	04/27/27	99,136
	275,000	4.250	04/27/32	268,890
Royalty Pharma PLC
	425,000	1.200	09/02/25	380,766

				867,294

Building Materials(a) – 0.4%
Builders FirstSource, Inc.(b)
	430,000	5.000	03/01/30	365,048
Carrier Global Corp.
	1,125,000	2.493	02/15/27	1,026,664
Masco Corp.
	325,000	1.500	02/15/28	272,883

				1,664,595

Chemicals – 1.0%
Ashland Services B.V.(a)
EUR	650,000	2.000	01/30/28	556,691
Axalta Coating Systems LLC(a)(b)
	$475,000	3.375	02/15/29	387,970
Huntsman International LLC(a)
	350,000	4.500	05/01/29	329,304
	250,000	2.950	06/15/31	207,650
International Flavors & Fragrances, Inc.(a)(b)
	650,000	1.832	10/15/27	559,656
LYB International Finance B.V.
	25,000	5.250	07/15/43	23,352
PPG Industries, Inc.(a)
	70,000	1.200	03/15/26	62,727
Sasol Financing USA LLC(a)
	310,000	5.875	03/27/24	302,638

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
SPCM SA(a)(b)
$590,000	3.375%	03/15/30	$ 461,758
The Sherwin-Williams Co.(a)
500,000	3.450	06/01/27	477,180
475,000	2.950	08/15/29	425,396

			3,794,322

Commercial Services(a) – 0.5%
Automatic Data Processing, Inc.
30,000	3.375	09/15/25	29,984
CoStar Group, Inc.(b)
625,000	2.800	07/15/30	525,356
Global Payments, Inc.
375,000	2.650	02/15/25	357,611
MPH Acquisition Holdings LLC(b)
542,000	5.750	11/01/28	449,974
TriNet Group, Inc.(b)
460,000	3.500	03/01/29	378,930

			1,741,855

Computers – 1.0%
Amdocs Ltd.(a)
350,000	2.538	06/15/30	296,593
Apple, Inc.(a)
20,000	3.250	02/23/26	19,852
55,000	4.500	02/23/36	57,204
75,000	2.700	08/05/51	56,210
Dell International LLC/EMC Corp.(a)
160,000	5.450	06/15/23	161,848
275,000	5.850	07/15/25	283,811
355,000	6.020	06/15/26	368,202
50,000	5.300	10/01/29	49,313
50,000	6.200	07/15/30	52,018
25,000	8.350	07/15/46	31,149
Hewlett Packard Enterprise Co.(a)
1,300,000	4.450	10/02/23	1,310,855
909,000	4.900	10/15/25	924,944
International Business Machines Corp.
55,000	7.000	10/30/25	60,399

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers – (continued)
NetApp, Inc.(a)
$35,000	2.375%		06/22/27	$ 31,751
Western Digital Corp.(a)
30,000	4.750		02/15/26	28,693

				3,732,842

Construction – 0.2%
The Toronto-Dominion Bank
625,000	4.456		06/08/32	618,019

Consumer, Cyclical-Services – 0.4%
Lowe’s Cos., Inc.(a)
1,375,000	3.750		04/01/32	1,276,041
The Home Depot, Inc.(a)
15,000	3.350		09/15/25	14,908
25,000	5.950		04/01/41	28,526
The TJX Cos., Inc.(a)
60,000	3.875		04/15/30	58,536
Walmart, Inc.
10,000	3.700	(a)	06/26/28	9,957
35,000	5.250		09/01/35	38,945

				1,426,913

Cosmetics/Personal Care – 0.0%
The Procter & Gamble Co.
45,000	2.800		03/25/27	43,568

Distribution & Wholesale(a) – 0.0%
W.W. Grainger, Inc.
45,000	4.600		06/15/45	43,059

Diversified Financial Services – 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
450,000	3.300		01/23/23	448,821
400,000	4.875		01/16/24	399,156
295,000	6.500		07/15/25	301,546
675,000	3.000		10/29/28	567,864
275,000	3.400		10/29/33	216,915

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Air Lease Corp.
$550,000	2.250%		01/15/23	$ 544,753
425,000	3.375	(a)	07/01/25	400,554
875,000	3.750	(a)	06/01/26	823,672
50,000	3.250	(a)	10/01/29	41,655
(5 year CMT + 3.149%)
750,000	4.125	(c)	12/31/99	538,170
Ally Financial, Inc.(a)
275,000	1.450		10/02/23	265,994
American Express Co.(a)
165,000	2.500		07/30/24	160,830
Aviation Capital Group LLC(a)(b)
375,000	1.950		01/30/26	328,001
Avolon Holdings Funding Ltd.(a)(b)
425,000	3.950		07/01/24	409,594
675,000	2.875		02/15/25	621,688
175,000	4.250		04/15/26	162,906
BlackRock, Inc.(a)
65,000	2.400		04/30/30	56,891
Capital One Financial Corp.(a)
320,000	3.300		10/30/24	312,624
Huarong Finance 2019 Co. Ltd.
280,000	3.750		05/29/24	267,400
Intercontinental Exchange, Inc.(a)
785,000	4.350		06/15/29	774,026
Mastercard, Inc.(a)
60,000	2.950		06/01/29	56,261
Raymond James Financial, Inc.(a)
75,000	4.650		04/01/30	73,708
Visa, Inc.(a)
45,000	3.150		12/14/25	44,420
30,000	4.150		12/14/35	29,864

				7,847,313

Electric – 0.0%
Duke Energy Corp.(a)
80,000	3.500		06/15/51	60,340
Pacific Gas & Electric Co.
30,000	3.150		01/01/26	27,329
Southern California Edison Co.(a)
45,000	2.950		02/01/51	30,601

				118,270

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical – 1.9%
Alliant Energy Finance LLC(a)(b)
$375,000	3.750%	06/15/23	$ 374,861
Ameren Corp.(a)
125,000	3.500	01/15/31	114,548
Appalachian Power Co.(a)
30,000	3.700	05/01/50	23,899
Berkshire Hathaway Energy Co.(a)
225,000	3.250	04/15/28	213,815
400,000	3.700	07/15/30	383,832
Dominion Energy, Inc.(d)
675,000	3.071	08/15/24	659,185
Enel Finance International NV(a)(b)
975,000	1.875	07/12/28	820,151
Exelon Corp.(a)
325,000	4.050	04/15/30	311,883
30,000	4.450	04/15/46	27,071
50,000	4.700	04/15/50	46,634
Greenko Power II Ltd.(b)
195,500	4.300	12/13/28	155,423
NextEra Energy Capital Holdings, Inc.(a)
525,000	1.900	06/15/28	456,944
NRG Energy, Inc.(a)(b)
675,000	3.750	06/15/24	661,689
Ohio Edison Co.
25,000	6.875	07/15/36	29,248
Pacific Gas & Electric Co.(a)
65,000	4.550	07/01/30	57,704
Pacific Gas & Electric Co.(a)
250,000	2.100	08/01/27	209,968
125,000	3.300	08/01/40	86,385
PacifiCorp(a)
30,000	4.150	02/15/50	26,900
Southern California Edison Co.(a)
725,000	3.700	08/01/25	713,726
450,000	4.200	03/01/29	433,364
25,000	4.875	03/01/49	22,701
Southern Power Co.(a)
60,000	4.950	12/15/46	55,052

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Southwestern Electric Power Co.(a)
	$35,000	2.750%		10/01/26	$ 32,784
Vistra Operations Co. LLC(a)(b)
	1,175,000	3.550		07/15/24	1,134,004

					7,051,771

Electronics(a) – 0.0%
Honeywell International, Inc.
	70,000	1.100		03/01/27	62,271

Engineering & Construction(a) – 0.4%
Cellnex Finance Co. SA
EUR	500,000	1.250		01/15/29	390,560
MasTec, Inc.(b)
	$610,000	4.500		08/15/28	548,268
Mexico City Airport Trust
	200,000	4.250		10/31/26	183,000
	250,000	3.875	(b)	04/30/28	215,000

					1,336,828

Entertainment(a)(b) – 0.6%
Caesars Entertainment, Inc.
	498,000	6.250		07/01/25	479,972
Magallanes, Inc.
	450,000	4.054		03/15/29	412,546
	125,000	4.279		03/15/32	111,674
	1,050,000	5.050		03/15/42	892,962
	475,000	5.141		03/15/52	398,782

					2,295,936

Environmental(a) – 0.1%
GFL Environmental, Inc.(b)
	150,000	3.750		08/01/25	139,076
Waste Management, Inc.
	250,000	1.150		03/15/28	212,772

					351,848

Food & Drug Retailing(a) – 0.5%
B&G Foods, Inc.
	435,000	5.250		09/15/27	376,301
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(b)
	30,000	5.500		01/15/30	28,474
	40,000	3.750		12/01/31	32,806

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(a) – (continued)
Kraft Heinz Foods Co.
$915,000	3.750%	04/01/30	$ 845,561
Mars, Inc.(b)
65,000	3.200	04/01/30	60,107
Post Holdings, Inc.(b)
498,000	5.625	01/15/28	472,622
Sysco Corp.
75,000	6.600	04/01/40	85,904
30,000	4.500	04/01/46	26,662

			1,928,437

Foods(a) – 0.0%
General Mills, Inc.
35,000	2.875	04/15/30	30,913

Gas(a) – 0.1%
NiSource, Inc.
65,000	0.950	08/15/25	58,327
100,000	3.600	05/01/30	91,638
Southwest Gas Corp.
65,000	4.050	03/15/32	59,103
The East Ohio Gas Co.(b)
150,000	1.300	06/15/25	137,891

			346,959

Healthcare Providers & Services – 0.8%
Baxter International, Inc.
525,000	1.915	02/01/27	470,174
CommonSpirit Health(a)
635,000	3.910	10/01/50	509,681
DH Europe Finance II S.a.r.l.(a)
700,000	2.200	11/15/24	671,825
275,000	2.600	11/15/29	246,293
HCA, Inc.(a)
875,000	3.500	09/01/30	746,147
PerkinElmer, Inc.(a)
15,000	3.300	09/15/29	13,186
STERIS Irish FinCo UnLtd Co.(a)
218,000	2.700	03/15/31	184,027

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Thermo Fisher Scientific, Inc.(a)
$100,000	1.750%		10/15/28	$ 87,497
UnitedHealth Group, Inc.
30,000	3.750		07/15/25	30,031
45,000	4.625		07/15/35	45,764
25,000	4.250	(a)	06/15/48	23,384

				3,028,009

Household Products(a) – 0.1%
Kimberly-Clark Corp.
10,000	2.875		02/07/50	7,564
Spectrum Brands, Inc.(b)
475,000	3.875		03/15/31	383,268

				390,832

Insurance – 0.6%
Acrisure LLC/Acrisure Finance, Inc.(a)(b)
536,000	4.250		02/15/29	434,160
American International Group, Inc.(a)
250,000	3.400		06/30/30	229,387
65,000	3.875		01/15/35	58,761
Arch Capital Group US, Inc.
250,000	5.144		11/01/43	242,567
Berkshire Hathaway, Inc.(a)
30,000	3.125		03/15/26	29,463
Corebridge Financial, Inc.(a)(b)
65,000	3.650		04/05/27	61,198
485,000	3.900		04/05/32	435,210
Great-West Lifeco Finance 2018 LP(a)(b)
115,000	4.047		05/17/28	112,230
Marsh & McLennan Cos., Inc.(a)
575,000	4.375		03/15/29	568,163
Reinsurance Group of America, Inc.(a)
65,000	3.900		05/15/29	60,843

				2,231,982

Internet(a) – 0.5%
Amazon.com, Inc.
60,000	5.200		12/03/25	62,978
400,000	3.875		08/22/37	377,964

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Internet(a) – (continued)
Expedia Group, Inc.
$125,000	4.625%	08/01/27	$ 120,114
300,000	2.950	03/15/31	239,139
Match Group Holdings II LLC(b)
290,000	3.625	10/01/31	228,546
Prosus NV(b)
200,000	3.832	02/08/51	121,000
Uber Technologies, Inc.(b)
650,000	7.500	05/15/25	648,057

			1,797,798

Iron/Steel – 0.2%
ArcelorMittal SA
440,000	4.250	07/16/29	417,270
Steel Dynamics, Inc.(a)
150,000	2.400	06/15/25	142,044
275,000	1.650	10/15/27	235,859
Vale Overseas Ltd.
134,000	6.250	08/10/26	139,501

			934,674

Leisure Time(a) – 0.0%
Brunswick Corp.
40,000	2.400	08/18/31	29,623

Lodging(a) – 0.2%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(b)
522,000	5.000	06/01/29	422,992
Hyatt Hotels Corp.
475,000	1.800	10/01/24	449,569

			872,561

Machinery-Diversified – 0.1%
John Deere Capital Corp.
65,000	1.700	01/11/27	59,365
Otis Worldwide Corp.(a)
175,000	2.293	04/05/27	158,744
25,000	2.565	02/15/30	21,613

			239,722

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
$1,012,000	4.500%		02/01/24	$ 1,018,254
425,000	4.908		07/23/25	426,092
65,000	5.375		04/01/38	57,905
Comcast Corp.
256,000	3.300	(a)	02/01/27	248,957
6,000	6.500		11/15/35	7,002
75,000	3.750	(a)	04/01/40	65,780
Cox Communications, Inc.(a)(b)
80,000	2.950		10/01/50	53,056
Fox Corp.(a)
300,000	4.030		01/25/24	299,994
NBCUniversal Media LLC
458,000	4.450		01/15/43	425,143
Sirius XM Radio, Inc.(a)(b)
230,000	3.125		09/01/26	205,632
201,000	3.875		09/01/31	160,058
The Walt Disney Co.
1,125,000	4.000		10/01/23	1,135,867

				4,103,740

Media(a) – 0.0%
Comcast Corp.
50,000	4.400		08/15/35	48,503

Mining – 0.9%
Glencore Finance Canada Ltd.(b)
650,000	4.250		10/25/22	651,300
Glencore Funding LLC(a)(b)
1,800,000	4.125		03/12/24	1,790,820
450,000	1.625		04/27/26	400,068
250,000	2.625		09/23/31	201,610
80,000	3.375		09/23/51	54,719
Newcrest Finance Pty Ltd.(a)(b)
150,000	3.250		05/13/30	132,320
Teck Resources Ltd.(a)
250,000	3.900		07/15/30	229,930

				3,460,767

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing – 0.2%
GE Capital International Funding Co.
$250,000	4.418%	11/15/35	$ 233,982
General Electric Co.
25,000	6.750	03/15/32	27,967
30,000	5.875	01/14/38	31,237
Hillenbrand, Inc.(a)
780,000	3.750	03/01/31	634,920

			928,106

Multi-National(a)(b) – 0.1%
The African Export-Import Bank
270,000	2.634	05/17/26	238,383
240,000	3.798	05/17/31	196,042

			434,425

Office(a) – 0.0%
CDW LLC / CDW Finance Corp.
70,000	3.250	02/15/29	58,972

Oil & Gas – 0.1%
ConocoPhillips Co.(a)
40,000	3.800	03/15/52	34,313
Coterra Energy, Inc.(a)(b)
60,000	3.900	05/15/27	57,697
Equinor ASA(a)
60,000	1.750	01/22/26	55,964
Shell International Finance B.V.
60,000	4.125	05/11/35	57,224

			205,198

Oil Field Services – 1.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.(a)
25,000	4.486	05/01/30	24,703
BP Capital Markets America, Inc.(a)
60,000	3.543	04/06/27	58,415
255,000	4.234	11/06/28	253,363
Cenovus Energy, Inc.
15,000	6.750	11/15/39	15,971
Chevron USA, Inc.(a)
70,000	0.687	08/12/25	64,411

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Continental Resources, Inc.(a)(b)
$60,000	5.750%		01/15/31	$ 57,947
Devon Energy Corp.(a)
221,000	5.875		06/15/28	224,432
165,000	5.600		07/15/41	163,725
EQT Corp.(a)
145,000	3.900		10/01/27	135,504
610,000	3.625	(b)	05/15/31	531,841
Exxon Mobil Corp.(a)
65,000	4.227		03/19/40	61,380
Halliburton Co.
2,000	3.800	(a)	11/15/25	1,978
50,000	6.700		09/15/38	54,927
Lundin Energy Finance B.V.(a)(b)
600,000	2.000		07/15/26	536,592
Nabors Industries, Inc.(a)(b)
415,000	9.000		02/01/25	414,950
Occidental Petroleum Corp.
760,000	7.500		05/01/31	818,900
Petroleos de Venezuela SA(e)
4,280,000	6.000		10/28/22	149,800
1,110,000	5.375		04/12/27	61,050
Phillips 66(a)
100,000	3.850		04/09/25	99,497
200,000	1.300		02/15/26	180,160
60,000	4.650		11/15/34	58,212
Qatar Energy(a)(b)
410,000	3.300		07/12/51	317,314
Reliance Industries Ltd.(b)
250,000	3.625		01/12/52	184,578
Shell International Finance B.V.
25,000	6.375		12/15/38	29,112
Southwestern Energy Co.(a)
425,000	5.375		03/15/30	391,038
Valero Energy Corp.(a)
350,000	2.850		04/15/25	338,370

				5,228,170

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Packaging(a) – 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b)
$425,000	5.250%	04/30/25	$ 394,200
Berry Global, Inc.
375,000	1.570	01/15/26	334,804

			729,004

Pharmaceuticals – 0.9%
AbbVie, Inc.(a)
225,000	4.450	05/14/46	204,095
25,000	4.875	11/14/48	24,089
Bayer US Finance II LLC(a)(b)
950,000	3.875	12/15/23	947,948
Bristol Myers Squibb Co.(a)
275,000	2.950	03/15/32	252,431
Bristol-Myers Squibb Co.(a)
60,000	3.900	02/20/28	60,102
Cigna Corp.(a)
525,000	2.400	03/15/30	450,781
325,000	4.900	12/15/48	312,023
40,000	3.400	03/15/50	30,589
CVS Health Corp.(a)
25,000	4.780	03/25/38	23,663
150,000	5.125	07/20/45	144,807
Johnson & Johnson(a)
60,000	2.900	01/15/28	57,990
Merck & Co., Inc.(a)
30,000	1.700	06/10/27	27,270
55,000	4.000	03/07/49	50,815
Novartis Capital Corp.(a)
70,000	2.200	08/14/30	61,732
Pfizer, Inc.(a)
10,000	3.450	03/15/29	9,727
PRA Health Sciences, Inc.(a)(b)
200,000	2.875	07/15/26	178,046
Takeda Pharmaceutical Co. Ltd.(a)
$680,000	2.050	03/31/30	568,738
Viatris, Inc.(a)
35,000	3.850	06/22/40	24,648
50,000	4.000	06/22/50	33,316

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Wyeth LLC
$45,000	5.950%	04/01/37	$ 51,916

			3,514,726

Pipelines – 1.8%
Cheniere Energy Partners LP(a)
1,220,000	4.500	10/01/29	1,089,985
DCP Midstream Operating LP(a)
455,000	3.250	02/15/32	357,184
Energy Transfer LP(a)
875,000	4.200	09/15/23	875,009
200,000	4.250	04/01/24	199,396
550,000	5.250	04/15/29	545,022
Energy Transfer LP(a)
725,000	5.500	06/01/27	735,759
75,000	5.400	10/01/47	65,954
Galaxy Pipeline Assets Bidco Ltd.(b)
200,000	2.625	03/31/36	161,663
Kinder Morgan Energy Partners LP(a)
1,025,000	3.500	09/01/23	1,020,674
Kinder Morgan, Inc.
500	7.750	01/15/32	583
Midwest Connector Capital Co. LLC(a)(b)
55,000	4.625	04/01/29	51,924
MPLX LP(a)
225,000	4.800	02/15/29	221,524
200,000	4.500	04/15/38	175,312
ONEOK, Inc.(a)
60,000	4.550	07/15/28	58,009
Plains All American Pipeline LP/PAA Finance Corp.(a)
425,000	3.850	10/15/23	422,816
Sabine Pass Liquefaction LLC(a)
300,000	5.625	04/15/23	302,757
The Williams Cos., Inc.(a)
450,000	3.900	01/15/25	444,870

			6,728,441

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – 0.1%
Targa Resources Corp.
	$235,000	4.200%	02/01/33	$ 212,856

				212,856

Real Estate(c) – 0.0%
Samhallsbyggnadsbolaget i Norden AB(-1X 5 year EUR Swap + 3.227%)
EUR	410,000	2.625	12/31/99	137,491

Real Estate Investment Trust(a) – 2.8%
Alexandria Real Estate Equities, Inc.
	$350,000	3.375	08/15/31	308,878
American Campus Communities Operating Partnership LP
	800,000	3.750	04/15/23	798,128
American Homes 4 Rent LP
	180,000	2.375	07/15/31	143,806
American Tower Corp.
	925,000	3.375	05/15/24	911,162
Camden Property Trust
	65,000	3.150	07/01/29	59,348
Crown Castle International Corp.
	1,275,000	3.150	07/15/23	1,260,733
	65,000	3.100	11/15/29	57,281
CubeSmart LP
	575,000	2.500	02/15/32	467,021
Duke Realty LP
	300,000	1.750	07/01/30	244,896
Host Hotels & Resorts LP
	400,000	2.900	12/15/31	317,508
Invitation Homes Operating Partnership LP
	300,000	2.300	11/15/28	252,282
Kilroy Realty LP
	500,000	4.750	12/15/28	490,315
National Retail Properties, Inc.
	235,000	3.900	06/15/24	234,509
	400,000	4.000	11/15/25	397,860
Omega Healthcare Investors, Inc.
	40,000	3.250	04/15/33	30,186
Public Storage
	60,000	1.850	05/01/28	52,079
Realty Income Corp.
	800,000	4.625	11/01/25	810,952

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
VICI Properties LP/VICI Note Co., Inc.(b)
$813,000	3.875%		02/15/29	$ 699,790
Realty Income Corp.
200,000	3.400		01/15/28	188,950
400,000	2.850		12/15/32	342,796
Regency Centers LP
700,000	2.950		09/15/29	615,391
Trust Fibra Uno(b)
300,000	5.250		12/15/24	294,056
UDR, Inc.
150,000	2.100		08/01/32	116,970
VICI Properties LP/VICI Note Co., Inc.(b)
765,000	3.750		02/15/27	671,287
Welltower, Inc.
60,000	4.250		04/15/28	58,298
WP Carey, Inc.
155,000	4.600		04/01/24	155,877
105,000	4.000		02/01/25	104,637
425,000	3.850		07/15/29	396,304

				10,481,300

Retailing – 0.7%
Arko Corp.(a)(b)
470,000	5.125		11/15/29	357,369
Asbury Automotive Group, Inc.(a)
501,000	4.750		03/01/30	412,168
AutoNation, Inc.(a)
225,000	4.750		06/01/30	211,277
CK Hutchison International 20 Ltd.(a)(b)
200,000	2.500		05/08/30	175,906
Dollar Tree, Inc.(a)
525,000	4.000		05/15/25	523,078
Lowe’s Cos., Inc.(a)
425,000	1.700		09/15/28	362,296
650,000	1.700		10/15/30	522,048
McDonald’s Corp.
30,000	6.300		03/01/38	34,246
75,000	4.450	(a)	09/01/48	69,683

				2,668,071

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – 1.2%
Broadcom, Inc.(a)(b)
$510,000	4.150%	04/15/32	$ 461,723
225,000	3.419	04/15/33	186,001
1,356,000	3.137	11/15/35	1,035,781
650,000	3.500	02/15/41	490,178
Intel Corp.(a)
35,000	2.450	11/15/29	31,219
55,000	3.900	03/25/30	53,948
Microchip Technology, Inc.
625,000	2.670	09/01/23	614,519
Micron Technology, Inc.(a)
350,000	2.703	04/15/32	279,493
NVIDIA Corp.(a)
65,000	2.850	04/01/30	59,531
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)
10,000	3.875	06/18/26	9,647
275,000	3.400	05/01/30	244,978
ON Semiconductor Corp.(a)(b)
860,000	3.875	09/01/28	758,984
QUALCOMM, Inc.(a)
35,000	4.650	05/20/35	35,905
Texas Instruments, Inc.(a)
70,000	1.750	05/04/30	59,849
TSMC Global Ltd.(a)(b)
200,000	2.250	04/23/31	169,258

			4,491,014

Software(a) – 0.7%
Citrix Systems, Inc.
60,000	4.500	12/01/27	59,402
Microsoft Corp.
25,000	3.125	11/03/25	24,981
60,000	4.200	11/03/35	61,780
MSCI, Inc.(b)
506,000	3.625	11/01/31	419,889
Oracle Corp.
70,000	1.650	03/25/26	62,698
60,000	3.850	07/15/36	48,158

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
ServiceNow, Inc.
$550,000	1.400%	09/01/30	$ 430,139
Take-Two Interactive Software, Inc.
360,000	3.700	04/14/27	349,297
VMware, Inc.
175,000	1.800	08/15/28	145,392
Workday, Inc.
225,000	3.500	04/01/27	215,557
250,000	3.700	04/01/29	234,320
150,000	3.800	04/01/32	137,160
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(b)
525,000	3.875	02/01/29	439,687

			2,628,460

Telecommunication Services – 1.9%
AT&T, Inc.(a)
336,000	2.300	06/01/27	306,872
100,000	1.650	02/01/28	86,415
500,000	2.750	06/01/31	432,095
694,000	2.550	12/01/33	562,848
175,000	4.900	08/15/37	173,423
450,000	3.500	06/01/41	359,685
100,000	5.150	11/15/46	98,722
25,000	4.500	03/09/48	22,239
300,000	3.650	06/01/51	234,489
100,000	3.500	09/15/53	75,837
British Telecommunications PLC
25,000	9.625	12/15/30	31,098
Ciena Corp.(a)(b)
330,000	4.000	01/31/30	284,787
Deutsche Telekom International Finance B.V.
45,000	8.750	06/15/30	55,591
Rogers Communications, Inc.(a)
45,000	4.300	02/15/48	37,691

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
T-Mobile USA, Inc.(a)
$625,000	3.500%		04/15/25	$ 611,937
375,000	1.500		02/15/26	339,184
275,000	2.050		02/15/28	238,991
520,000	2.875		02/15/31	431,668
250,000	3.000		02/15/41	185,735
Verizon Communications, Inc.
630,000	4.329		09/21/28	627,014
575,000	3.150	(a)	03/22/30	522,732
800,000	2.550	(a)	03/21/31	684,168
1,004,000	2.355	(a)	03/15/32	832,868

				7,236,089

Transportation – 0.3%
Canadian National Railway Co.(a)
40,000	2.450		05/01/50	26,853
Canadian Pacific Railway Co.
200,000	2.050	(a)	03/05/30	169,292
325,000	2.450	(a)	12/02/31	278,827
40,000	5.950		05/15/37	44,177
Union Pacific Corp.(a)
525,000	2.800		02/14/32	466,872

				986,021

Transportation(a) – 0.0%
Union Pacific Corp.
60,000	3.700		03/01/29	58,349

Trucking & Leasing(a)(b) – 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.
35,000	1.200		11/15/25	31,192

TOTAL CORPORATE OBLIGATIONS (Cost $171,104,850)				$154,984,958

Mortgage-Backed Obligations – 46.4%
Collateralized Mortgage Obligations – 3.3%
Interest Only(f) – 0.7%
FHLMC REMIC Series 4314, Class SE(c) (-1x 1M USD LIBOR + 6.050%)
$310,046	4.726%		03/15/44	$ 36,841
FHLMC REMIC Series 4583, Class ST(c) (-1x 1M USD LIBOR + 6.000%)
604,412	4.676		05/15/46	85,338

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
FHLMC REMIC Series 4989, Class EI
$301,917	4.000%	07/25/50	$ 57,630
FHLMC REMIC Series 4998, Class GI
1,093,039	4.000	08/25/50	206,747
FHLMC REMIC Series 5020, Class IH
976,479	3.000	08/25/50	156,423
FNMA REMIC Series 2011-124, Class SC(c) (-1x 1M USD LIBOR + 6.550%)
134,479	4.926	12/25/41	18,270
FNMA REMIC Series 2012-5, Class SA(c) (-1x 1M USD LIBOR + 5.950%)
199,153	4.326	02/25/42	25,059
FNMA REMIC Series 2012-88, Class SB(c) (-1x 1M USD LIBOR + 6.670%)
130,840	5.046	07/25/42	16,197
FNMA REMIC Series 2014-6, Class SA(c) (-1x 1M USD LIBOR + 6.600%)
171,831	4.976	02/25/44	24,815
FNMA REMIC Series 2017-31, Class SG(c) (-1x 1M USD LIBOR + 6.100%)
461,952	4.476	05/25/47	67,572
FNMA REMIC Series 2018-17, Class CS(c) (-1x 1M USD LIBOR + 3.450%)
573,011	1.826	03/25/48	16,527
FNMA REMIC Series 2020-49, Class KS(c) (-1x 1M USD LIBOR + 6.100%)
409,619	4.476	07/25/50	60,562
FNMA REMIC Series 2020-62, Class GI
629,543	4.000	06/25/48	121,034
GNMA REMIC Series 2020-61, Class SW(c) (-1X 1M USD LIBOR + 6.050%)
442,717	4.455	08/20/49	48,933
GNMA REMIC Series 2010-20, Class SE(c) (-1x 1M USD LIBOR + 6.250%)
454,866	4.655	02/20/40	63,069
GNMA REMIC Series 2013-181, Class SA(c) (-1x 1M USD LIBOR + 6.100%)
226,439	4.505	11/20/43	29,306
GNMA REMIC Series 2014-132, Class SL(c) (-1x 1M USD LIBOR + 6.100%)
182,458	4.505	10/20/43	13,555
GNMA REMIC Series 2014-133, Class BS(c) (-1x 1M USD LIBOR + 5.600%)
129,349	4.005	09/20/44	13,505

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2014-162, Class SA(c) (-1x 1M USD LIBOR + 5.600%)
$106,898	4.005%	11/20/44	$ 11,740
GNMA REMIC Series 2015-111, Class IM
289,495	4.000	08/20/45	41,152
GNMA REMIC Series 2015-119, Class SN(c) (-1x 1M USD LIBOR + 6.250%)
138,546	4.655	08/20/45	18,941
GNMA REMIC Series 2015-123, Class SP(c) (-1x 1M USD LIBOR + 6.250%)
175,572	4.655	09/20/45	24,611
GNMA REMIC Series 2015-167, Class AS(c) (-1x 1M USD LIBOR + 6.250%)
105,108	4.655	11/20/45	14,036
GNMA REMIC Series 2015-168, Class SD(c) (-1x 1M USD LIBOR + 6.200%)
84,239	4.605	11/20/45	11,266
GNMA REMIC Series 2016-109, Class IH
414,305	4.000	10/20/45	56,469
GNMA REMIC Series 2016-27, Class IA
163,506	4.000	06/20/45	19,415
GNMA REMIC Series 2018-122, Class HS(c) (-1x 1M USD LIBOR + 6.200%)
440,625	4.605	09/20/48	53,956
GNMA REMIC Series 2018-122, Class SE(c) (-1x 1M USD LIBOR + 6.200%)
284,328	4.605	09/20/48	32,964
GNMA REMIC Series 2018-124, Class SN(c) (-1x 1M USD LIBOR + 6.200%)
411,419	4.605	09/20/48	50,659
GNMA REMIC Series 2018-137, Class SN(c) (-1x 1M USD LIBOR + 6.150%)
314,395	4.555	10/20/48	36,197
GNMA REMIC Series 2018-139, Class SQ(c) (-1x 1M USD LIBOR + 6.150%)
217,764	4.555	10/20/48	23,555
GNMA REMIC Series 2019-1, Class SN(c) (-1x 1M USD LIBOR + 6.050%)
86,461	4.455	01/20/49	9,312
GNMA REMIC Series 2019-110, Class PS(c) (-1X 1M USD LIBOR + 6.050%)
205,501	4.455	09/20/49	27,637
GNMA REMIC Series 2019-151, Class IA
1,008,431	3.500	12/20/49	157,855

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2019-151, Class NI
$596,557	3.500%	10/20/49	$ 82,293
GNMA REMIC Series 2019-153, Class EI
1,277,123	4.000	12/20/49	195,789
GNMA REMIC Series 2019-20, Class SF(c) (-1x 1M USD LIBOR + 3.790%)
170,694	2.195	02/20/49	6,407
GNMA REMIC Series 2019-6, Class SA(c) (-1x 1M USD LIBOR + 6.050%)
95,897	4.455	01/20/49	11,156
GNMA REMIC Series 2020-146, Class KI
1,507,064	2.500	10/20/50	202,330
GNMA REMIC Series 2020-151, Class MI
815,618	2.500	10/20/50	104,362
GNMA REMIC Series 2020-21, Class SA(c) (-1x 1M USD LIBOR + 6.050%)
662,378	4.455	02/20/50	88,283
GNMA REMIC Series 2020-55, Class AS(c) (-1x 1M USD LIBOR + 6.050%)
600,673	4.455	04/20/50	80,636
GNMA REMIC Series 2020-61, Class GI
540,582	5.000	05/20/50	86,881
GNMA REMIC Series 2020-61, Class SF(c) (-1x 1M USD LIBOR + 6.440%)
244,232	4.845	07/20/43	31,546
GNMA REMIC Series 2020-78, Class DI
775,187	4.000	06/20/50	119,356

			2,660,187

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2005-70, Class PA
26,760	5.500	08/25/35	28,358
FNMA REMIC Series 2011-52, Class GB
198,767	5.000	06/25/41	207,843
FNMA REMIC Series 2012-111, Class B
17,660	7.000	10/25/42	19,471
FNMA REMIC Series 2012-153, Class B
47,871	7.000	07/25/42	52,657

			308,329

Sequential Floating Rate(c) – 2.5%
Alternative Loan Trust Series 2006-OC8, Class 2A3 (1M USD LIBOR + 0.500%)
1,393,278	2.124	11/25/36	1,227,766

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Bellemeade Re Ltd. Series 2021-2A, Class M1B(b) (SOFR30A + 1.500%)
$275,000	2.426%	06/25/31	$ 256,862
CIM Trust Series 2019-INV3, Class A15(b)
67,680	3.500	08/25/49	65,858
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2(b) (1M USD LIBOR + 2.400%)
63,954	4.024	04/25/31	63,743
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(b) (1M USD LIBOR + 2.300%)
84,209	3.924	08/25/31	84,279
Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2(b) (1M USD LIBOR + 2.150%)
37,307	3.774	09/25/31	37,329
Connecticut Avenue Securities Trust Series 2020-R01, Class 1M2(b) (1M USD LIBOR + 2.050%)
17,509	3.674	01/25/40	17,166
Countrywide Alternative Loan Trust Series 2007-OA6, Class A1A (1M USD LIBOR + 0.280%)
260,049	1.904	06/25/37	232,289
CSMC Series 2021-NQM8, Class A1(b)
—	1.841	10/25/66	—
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1A (1M USD LIBOR + 0.200%)
516,826	1.824	08/25/47	459,661
FHLMC STACR Debt Notes Series 2020-HQA5, Class M2(b) (SOFR30A + 2.600%)
154,158	3.526	11/25/50	153,219
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M2(b) (1M USD LIBOR + 1.850%)
63,366	3.474	02/25/50	62,416
FHLMC STACR REMIC Trust Series 2020-DNA4, Class B1(b) (1M USD LIBOR + 6.000%)
740,000	7.624	08/25/50	770,174
FHLMC STACR REMIC Trust Series 2020-DNA4, Class M2(b) (1M USD LIBOR + 3.750%)
18,181	5.374	08/25/50	18,209
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1(b) (SOFR30A + 4.800%)
1,006,000	5.726	10/25/50	1,018,698
FHLMC STACR REMIC Trust Series 2020-HQA3, Class B1(b) (1M USD LIBOR + 5.750%)
585,000	7.374	07/25/50	602,815
FHLMC STACR REMIC Trust Series 2020-HQA4, Class B1(b) (1M USD LIBOR + 5.250%)
485,000	6.874	09/25/50	484,433

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2(b) (1M USD LIBOR + 3.150%)
	$62,530	4.774%	09/25/50	$ 62,624
FHLMC STACR REMIC Trust Series 2021-DNA1, Class M2(b) (SOFR30A + 1.800%)
	167,249	2.726	01/25/51	159,388
FHLMC STACR REMIC Trust Series 2021-HQA1, Class B1(b) (SOFR30A + 3.000%)
	800,000	3.926	08/25/33	608,547
FHLMC STACR REMIC Trust Series 2021-HQA2, Class M2(b) (SOFR30A + 2.050%)
	520,000	2.976	12/25/33	464,713
JPMorgan Alternative Loan Trust Series 2006-A7, Class 1A1 (1M USD LIBOR + 0.320%)
	141,168	1.944	12/25/36	128,967
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1(b)
	911,865	2.520	05/25/52	773,924
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP SONIO + 0.969%)
GBP	179,211	1.570	11/15/49	218,055
Mill City Mortgage Loan Trust Series 2017-2, Class A3(b)
	$157,063	3.086	07/25/59	153,930
Mill City Mortgage Loan Trust Series 2019-GS2, Class M1(b)
	720,000	3.000	08/25/59	675,773
Mill City Mortgage Loan Trust Series 2021-NMR1, Class M2(b)
	760,000	2.500	11/25/60	674,236
Verus Securitization Trust Series 2021-8, Class A1(b)
	2,688	1.824	11/25/66	2,688
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(b)
	32,041	3.500	07/25/49	31,391

				9,509,153

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 12,477,669

Commercial Mortgage-Backed Securities – 1.3%
Sequential Fixed Rate – 0.9%
Banc of America Commercial Mortgage Trust Series 2016-UBS10, Class D(b)
	$500,000	3.000%	07/15/49	$ 424,157
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E(b)
	500,000	2.500	11/15/52	325,614
COMM 2017-COR2 Mortgage Trust Series 2017-COR2, Class D(b)
	350,000	3.000	09/10/50	271,811

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
DOLP Trust Series 2021-NYC, Class A(b)
$1,100,000	2.956%	05/10/41	$ 951,409
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D(b)
150,000	3.250	01/15/60	117,143
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4(c)
800,000	4.000	04/15/55	769,423
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class D(b)
550,000	2.500	04/15/55	360,761

			3,220,318

Sequential Floating Rate(b)(c) – 0.4%
Barclays Commercial Mortgage Trust Series 2017-C1 Class D
150,000	3.658	02/15/50	119,803
BX Trust Series 2021-ARIA, Class F (1M USD LIBOR + 2.594%)
1,450,000	3.918	10/15/36	1,322,249
CSAIL Commercial Mortgage Trust Series 2018-C14, Class D
250,000	5.087	11/15/51	203,443

			1,645,495

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 4,865,813

Federal Agencies – 41.8%
Adjustable Rate FHLMC(c) – 0.0%
$21,393	2.005%	09/01/35	$ 21,898

FHLMC – 1.3%
57,209	6.000	08/01/27	59,828
7,127	5.000	08/01/33	7,478
1,156	5.000	09/01/33	1,213
1,706	5.000	10/01/33	1,791
1,740	5.000	11/01/34	1,834
68,706	5.000	12/01/34	72,445
2,409	5.000	07/01/35	2,540
146	5.000	11/01/35	153
26,680	5.000	03/01/39	28,122
2,411	5.000	05/01/39	2,541
5,291	5.000	04/01/40	5,563
1,351	5.000	08/01/40	1,420
17,963	4.000	02/01/41	18,168
721	5.000	04/01/41	759
1,383	5.000	06/01/41	1,457
421,655	4.000	03/01/48	422,277
426,577	4.000	04/01/48	426,741
1,227,546	4.500	08/01/48	1,261,315
2,975,671	2.500	05/01/51	2,826,653

			5,142,298

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – 16.5%
$2,000,000	2.000%	TBA-30yr	$ 1,775,693
15,888	5.500	11/15/32	16,731
10,463	5.500	01/15/33	11,054
18,365	5.500	02/15/33	19,573
22,143	5.500	03/15/33	23,518
26,583	5.500	07/15/33	28,195
8,356	5.500	08/15/33	8,804
6,891	5.500	09/15/33	7,284
10,074	5.500	04/15/34	10,609
7,135	5.500	05/15/34	7,466
98,016	5.500	09/15/34	105,277
107,968	5.500	12/15/34	116,084
74,458	5.500	01/15/35	80,170
185	5.500	05/15/36	194
3,093	4.000	02/20/41	3,121
4,886	4.000	11/20/41	4,931
812	4.000	01/20/42	819
2,603	4.000	04/20/42	2,627
1,621	4.000	10/20/42	1,640
421,185	4.000	08/20/43	425,962
2,346	4.000	03/20/44	2,371
2,894	4.000	05/20/44	2,925
199,945	4.000	11/20/44	202,088
47,777	4.000	12/20/44	48,289
13,104	4.000	05/20/45	13,237
47,736	4.000	07/20/45	48,188
258,744	4.000	01/20/46	261,032
1,438,774	3.500	04/20/47	1,412,643
1,346,749	3.500	12/20/47	1,322,290
858,859	4.500	05/20/48	879,482
1,309,330	4.500	08/20/48	1,338,929
158,001	5.000	08/20/48	162,680
910,505	4.500	09/20/48	930,804
1,109,741	5.000	10/20/48	1,141,908
632,342	5.000	11/20/48	650,671
631,560	5.000	12/20/48	649,670
1,406,924	4.500	01/20/49	1,437,850
1,162,270	5.000	01/20/49	1,195,233
562,374	4.000	02/20/49	562,469
1,158,353	4.500	02/20/49	1,183,906
359,757	4.000	03/20/49	359,790
30,311	4.500	03/20/49	30,970
99,720	5.000	03/20/49	102,509
619,885	4.000	04/20/49	619,795
784,669	3.000	08/20/49	748,120
355,319	4.500	10/20/49	362,463
366,661	4.500	12/20/49	373,948
325,522	4.000	01/20/51	324,941
1,534,767	3.500	02/20/51	1,500,283
85,498	3.500	03/20/51	83,589
1,903,544	3.000	11/20/51	1,801,607
1,924,044	3.000	12/20/51	1,821,936
4,000,000	2.500	TBA-30yr	3,658,460
17,000,000	3.000	TBA-30yr	16,017,845
14,000,000	4.500	TBA-30yr	14,172,243
4,000,000	5.000	TBA-30yr	4,093,389

			62,168,305

UMBS – 8.7%
55,722	3.500	07/01/49	54,377
961,370	4.500	01/01/50	975,616
3,925,702	3.500	07/01/45	3,842,403

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$543,184	3.500%	07/01/49	$ 530,070
387,593	3.500	08/01/49	378,236
230	5.500	09/01/23	231
193	5.500	10/01/23	195
24	5.500	05/01/25	24
5,624	4.500	02/01/39	5,795
3,515	4.500	04/01/39	3,638
4,458	4.500	08/01/39	4,608
62,911	4.500	12/01/39	65,020
47,576	4.500	06/01/40	49,024
21,325	4.500	08/01/41	22,012
41,989	3.000	12/01/42	40,134
99,363	3.000	01/01/43	94,973
25,019	3.000	02/01/43	23,913
9,851	3.000	03/01/43	9,416
154,102	3.000	04/01/43	147,291
24,822	3.000	05/01/43	23,726
32,827	3.000	06/01/43	31,376
11,621	3.000	07/01/43	11,108
21,154	5.000	06/01/44	21,839
320,398	4.000	12/01/44	323,720
12,761	3.500	03/01/45	12,490
333,078	3.000	04/01/45	317,007
1,118,698	4.500	04/01/45	1,155,781
140,508	4.500	05/01/45	145,429
479,173	4.500	06/01/45	491,710
644,519	4.000	08/01/45	649,187
216,693	4.000	11/01/45	217,535
2,436,506	4.000	01/01/46	2,445,977
65,092	4.000	03/01/46	65,255
40,090	4.000	06/01/46	40,138
10,769	4.000	08/01/46	10,782
98,215	4.000	10/01/46	98,332
70,410	4.000	06/01/47	70,612
381,615	4.500	07/01/47	391,045
180,861	4.500	11/01/47	185,330
235,234	4.000	12/01/47	236,055
654,331	4.000	01/01/48	656,412
1,357,774	4.000	02/01/48	1,361,258
1,006,558	4.000	03/01/48	1,008,888
590,701	4.500	05/01/48	601,237
667,825	4.000	06/01/48	669,531
409,237	4.000	08/01/48	409,771
325,648	4.500	09/01/48	334,306
1,459,535	5.000	11/01/48	1,512,942
261,976	4.500	06/01/49	265,850
1,981,795	3.000	09/01/49	1,871,460
44,023	4.500	10/01/49	44,478
8,641	4.500	01/01/50	8,776
2,457,530	4.000	03/01/50	2,451,522
2,855,710	3.000	12/01/50	2,690,473
6,586,185	2.500	09/01/51	5,958,182

			33,036,496

UMBS, 30 Year, Single Family(g) – 15.3%
19,000,000	2.000	TBA-30yr	16,486,657
17,000,000	2.500	TBA-30yr	15,278,742
6,000,000	3.500	TBA-30yr	5,768,201
4,000,000	4.000	TBA-30yr	3,943,123
8,000,000	4.500	TBA-30yr	8,029,376

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family(g) – (continued)
$8,000,000	5.000%	TBA-30yr	$ 8,161,248

			57,667,347

TOTAL FEDERAL AGENCIES			$158,036,344

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $178,171,953)			$175,379,826

Agency Debentures – 1.9%
Federal Farm Credit Banks Funding Corp.
$1,650,000	2.850%	03/28/34	$ 1,510,872
3,280,000	2.900	04/12/32	3,115,574
3,120,000	1.700	04/23/35	2,462,148

TOTAL AGENCY DEBENTURES (Cost $7,895,615)			$ 7,088,594

Asset-Backed Securities(c) – 6.0%
Collateralized Loan Obligations – 4.0%
AGL CLO 3 Ltd. Series 2020-3A, Class A(b) (3M USD LIBOR + 1.300%)
$1,300,000	2.344%	01/15/33	$ 1,265,893
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA, Class A1A(b) (3M USD LIBOR + 1.090%)
2,009,000	2.153	04/20/31	1,970,158
Cathedral Lake VII Ltd. Series 2021-7RA, Class C(b) (3M USD LIBOR + 2.570%)
500,000	3.614	01/15/32	464,769
Cathedral Lake VII Ltd. Series 2021-7RA, Class D(b) (3M USD LIBOR + 4.280%)
1,000,000	5.324	01/15/32	887,927
CBAM Ltd. Series 2017-2A, Class AR(b) (3M USD LIBOR + 1.190%)
2,000,000	2.234	07/17/34	1,930,292
Dryden 68 CLO, Ltd. Series 19-68A, Class AR(b) (3M USD LIBOR + 1.170%)
2,200,000	2.214	07/15/35	2,130,702
MidOcean Credit CLO Series 2018-8X, Class A2 (3M USD LIBOR + 1.300%)
500,000	2.778	02/20/31	481,265
Mountain View CLO LLC Series 2016-1A, Class AR(b) (3M USD LIBOR + 1.360%)
1,200,000	2.398	04/14/33	1,164,392
Steele Creek CLO Ltd. Series 2019-1A, Class D(b) (3M USD LIBOR + 4.100%)
1,350,000	5.144	04/15/32	1,178,134

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities (c) – (continued)
Collateralized Loan Obligations – (continued)
TCW CLO AMR Ltd. Series 2019-1A, Class DR(b) (3M USD LIBOR + 3.670%)
$1,200,000	5.081%	08/16/34	$ 1,124,022
Towd Point Mortgage Trust Series 2017-3, Class B2(b)
100,000	3.803	07/25/57	91,379
Tralee CLO V Ltd. Series 2018-5A, Class DR(b) (3M USD LIBOR + 3.810%)
2,600,000	4.873	10/20/34	2,263,948

			14,952,881

Home Equity – 0.5%
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4, Class M2 (1M USD LIBOR + 0.675%)
340,644	2.299	10/25/35	332,802
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 (1M USD LIBOR + 0.620%)
520	2.244	01/25/32	515
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
9,258	7.000	09/25/37	9,122
Home Equity Asset Trust Series 2002-1, Class A4 (1M USD LIBOR + 0.600%)
257	2.224	11/25/32	223
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1M USD LIBOR + 0.230%)
627,930	1.854	04/25/37	612,954
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1M USD LIBOR + 0.440%)
2,542,345	2.064	04/25/37	763,503
Soundview Home Loan Trust Series 2007-NS1, Class A3 (1M USD LIBOR + 0.200%)
195,089	1.824	01/25/37	193,639

			1,912,758

Student Loan – 1.5%
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
384,653	1.176	09/26/33	373,388
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
2,995,927	2.674	12/27/66	2,977,338
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
956,873	2.774	09/25/65	956,872
SLM Student Loan Trust Series 2005-4, Class A3 (3M USD LIBOR + 0.120%)
63,430	1.304	01/25/27	63,238

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities (c) – (continued)
Student Loan – (continued)
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
$448,893	1.324%	10/25/28	$ 443,286
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
209,840	2.834	07/25/22	209,029
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
586,996	2.884	07/25/23	585,954

			5,609,105

TOTAL ASSET-BACKED SECURITIES (Cost $23,542,182)			$ 22,474,744

Foreign Debt Obligations – 1.4%
Sovereign – 1.4%
Dominican Republic(b)
$150,000	4.500%	01/30/30	$ 119,700
200,000	5.875	01/30/60	136,475
Hungary Government Bond(b)
670,000	5.500	06/16/34	649,992
Israel Government AID Bond(h)
40,000	5.500	09/18/33	47,085
Korea Development Bank
200,000	2.000	02/24/25	192,282
Republic of Brazil
200,000	3.875	06/12/30	167,600
Republic of Ecuador(b)(i)
41,572	0.000	07/31/30	17,676
Republic of Egypt(b)
620,000	8.875	05/29/50	372,000
Republic of Indonesia
200,000	3.850	10/15/30	189,912
Republic of Ivory Coast
120,000	4.875	01/30/32	90,173
200,000	6.125	06/15/33	155,787
130,000	6.625	03/22/48	90,791
Republic of Nigeria
680,000	7.875	02/16/32	470,900
200,000	7.696	02/23/38	124,000

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Nigeria
	$290,000	7.143%		02/23/30	$ 203,000
Republic of Panama
	200,000	4.500		01/19/63	154,700
Republic of Peru(a)
	20,000	2.780		12/01/60	12,360
	100,000	3.230	(j)	07/28/21	61,488
Republic of Romania
	70,000	3.000	(b)	02/27/27	61,723
EUR	20,000	2.875		03/11/29	17,239
	500,000	3.624	(b)	05/26/30	427,302
	$130,000	3.000	(b)	02/14/31	100,003
EUR	70,000	2.000	(b)	01/28/32	49,827
	80,000	3.375	(b)	01/28/50	49,558
	70,000	3.375		01/28/50	43,363
	$230,000	4.000	(b)	02/14/51	149,471
Republic of Turkey
	200,000	5.950		01/15/31	145,537
	200,000	5.875		06/26/31	142,975
Ukraine Government Bond
EUR	100,000	4.375		01/27/30	25,151
	$430,000	7.253	(b)	03/15/33	105,350
United Mexican States(a)
	221,000	3.500		02/12/34	182,767
	624,000	3.771		05/24/61	403,962

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $7,355,641)					$ 5,160,149

Municipal Debt Obligations – 1.1%
California – 0.3%
California State GO Bonds Build America Taxable Series 2009
	$210,000	7.550%		04/01/39	$ 284,863
East Bay Municipal Utility Disrtict Water System RB Build America Sub Series 2010
	900,000	5.874		06/01/40	1,057,320

					1,342,183

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)
Illinois – 0.4%
Illinois State GO Bonds Build America Series 2010
$115,000	6.630%		02/01/35	$ 122,464
730,000	7.350		07/01/35	796,282
Illinois State GO Bonds Taxable-Pension Series 2003
530,000	5.100		06/01/33	533,228

				1,451,974

New York – 0.3%
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B
800,000	5.175		11/15/49	825,439
Port Authority of New York & New Jersey Consolidated Bonds - 192 Series 2015
375,000	4.810		10/15/65	387,073

				1,212,512

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
245,000	6.270		02/15/50	283,009

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,160,472)				$ 4,289,678

U.S. Treasury Obligations – 17.2%
United States Treasury Bonds
$15,080,000	4.375	%(k)	05/15/41	$ 17,266,600
1,100,000	3.625	(k)	02/15/44	1,127,844
23,390,000	2.875		05/15/52	22,088,931
United States Treasury Notes
12,200,000	3.250		06/30/27	12,320,094
11,950,000	3.250		06/30/29	12,091,906

TOTAL U.S. TREASURY OBLIGATIONS (Cost $66,871,730)				$ 64,895,375

Shares	Dividend Rate			Value

Investment Company(l) – 1.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,260,925	1.367%			$ 7,260,925
(Cost $7,260,925)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Short-term Investments – 5.0%
Certificate of Deposit – 0.5%
Royal Bank of Canada
$1,759,000	2.010%	12/23/22	1,759,000	$ 1,758,998

Commercial Paper – 4.5%
Chariot Funding LLC
3,700,000	0.000	08/10/22	3,693,011	3,692,335
Liberty Street Funding LLC
5,272,000	0.000	10/12/22	5,234,291	5,235,493
Versailles Commercial Paper LLC
3,709,000	0.000	10/28/22	3,709,000	3,709,000
Banque Et Caisse
2,000,000	0.000	07/20/22	1,998,944	1,998,180
Skandinaviska Enskilda Banken AG
600,000	0.000	08/02/22	599,440	599,101
Entergy Corp.
1,704,000	1.779	07/28/22	1,701,764	1,701,521

				16,935,630

TOTAL SHORT-TERM INVESTMENTS (Cost $18,695,450)				$ 18,694,628

TOTAL INVESTMENTS – 121.9% (Cost $485,058,818)				$460,228,877

LIABILITIES IN EXCESS OF OTHER ASSETS – (21.9)%				(82,617,108)

NET ASSETS – 100.0%				$377,611,769

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2022.

(e)	Security is currently in default and/or non-income producing.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $97,384,977 which represents approximately 25.8% of the Fund’s net assets as of June 30, 2022.

(h)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $47,085, which represents approximately 0.0% of the Fund’s net assets as of June 30, 2022.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Actual maturity date is July 28, 2121.

(k)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(l)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
HIBOR	— Hong Kong Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	BRL	3,088,762	USD	587,621	07/05/22	$1,672
	BRL	3,566,540	USD	671,665	07/29/22	3,579
	BRL	728,348	USD	137,762	08/02/22	10
	CAD	430,925	EUR	313,505	09/21/22	4,328
	CHF	4,366,528	EUR	4,296,083	07/14/22	71,628
	CHF	1,376,578	EUR	1,348,928	07/21/22	28,268
	CHF	2,615,825	EUR	2,576,783	07/25/22	39,523
	CHF	1,106,671	EUR	1,091,705	07/29/22	15,080
	CHF	1,795,212	EUR	1,724,110	09/21/22	74,237
	CHF	334,365	GBP	274,621	09/21/22	17,520
	CHF	3,687,229	USD	3,809,829	07/25/22	58,673
	CHF	1,185,134	USD	1,222,115	09/21/22	26,778
	CNH	25,804,317	USD	3,842,029	07/11/22	13,234
	CNH	18,578,258	USD	2,762,176	07/13/22	13,401
	CNH	4,651,564	USD	693,683	09/21/22	914
	CZK	3,192,350	EUR	126,605	09/21/22	257
	EUR	480,316	CAD	649,210	09/21/22	1,920
	EUR	2,907,187	CHF	2,899,665	08/05/22	9,560
	EUR	818,144	NOK	8,264,279	07/05/22	18,552
	EUR	256,874	NOK	2,622,834	09/21/22	4,017
	EUR	678,827	NZD	1,140,867	09/21/22	3,772
	EUR	968,953	PLN	4,526,346	07/25/22	10,826
	EUR	341,283	SEK	3,585,532	07/11/22	7,279
	EUR	503,137	SEK	5,377,009	07/25/22	2,075
	EUR	752,103	SEK	8,047,451	09/21/22	3,421
	GBP	4,084,035	USD	4,939,913	07/06/22	31,895
	GBP	2,960,727	USD	3,579,423	07/18/22	25,739
	HUF	48,950,281	EUR	122,284	07/14/22	822
	HUF	102,539,961	EUR	251,313	09/21/22	2,428
	ILS	3,008,893	USD	861,020	07/11/22	849
	ILS	2,224,003	USD	637,068	08/05/22	1,010
	JPY	45,043,026	CAD	426,584	09/21/22	2,492
	JPY	46,746,084	USD	344,547	07/22/22	446
	KRW	4,498,909,130	USD	3,478,533	07/05/22	4,818
	KRW	4,972,364,091	USD	3,831,411	07/08/22	26,772
	KRW	3,575,913,058	USD	2,756,651	07/18/22	18,444
	MXN	25,430,279	USD	1,234,480	07/07/22	28,528
	MXN	18,724,740	USD	901,876	07/18/22	26,154
	NOK	13,862,371	USD	1,396,452	07/05/22	11,025
	NOK	17,438,749	USD	1,741,062	07/11/22	29,726
	NOK	8,372,027	USD	836,040	07/15/22	14,156
	NOK	2,000,479	USD	201,134	09/21/22	2,343
	NZD	6,975,253	USD	4,338,608	07/05/22	17,717
	NZD	7,457,029	USD	4,640,629	07/08/22	16,509
	NZD	3,130,336	USD	1,951,764	07/18/22	3,038
	SEK	6,746,440	USD	654,430	07/07/22	5,202
	SEK	3,421,891	USD	326,444	07/08/22	8,143
	SEK	10,373,157	USD	1,010,044	07/21/22	4,704
	SEK	7,482,147	USD	728,367	07/22/22	3,596
	SGD	483,095	EUR	328,721	09/21/22	1,379
	TWD	43,531,887	USD	1,462,913	07/05/22	1,297
	TWD	51,486,110	USD	1,727,991	07/06/22	3,795
	TWD	10,389,298	USD	349,056	07/08/22	433
	TWD	36,830,817	USD	1,239,677	07/21/22	584
	TWD	81,237,095	USD	2,733,209	07/25/22	3,295

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	1,807,984	AUD	2,444,202	07/14/22	$120,736
	USD	1,622,907	BRL	8,372,463	07/05/22	25,540
	USD	1,001,411	BRL	5,264,417	07/15/22	219
	USD	1,048,414	BRL	5,515,465	08/02/22	5,125
	USD	1,402,007	CAD	1,783,202	07/21/22	16,687
	USD	1,092,136	CHF	1,035,723	07/20/22	5,854
	USD	241,651	CLP	209,710,230	08/05/22	14,946
	USD	345,125	CNH	2,309,160	07/11/22	128
	USD	351,069	CNH	2,347,047	09/21/22	595
	USD	741,225	COP	3,039,869,490	08/08/22	14,109
	USD	222,040	CZK	5,215,609	09/21/22	3,563
	USD	860,499	EUR	818,144	07/05/22	2,857
	USD	1,527,420	EUR	1,448,512	07/21/22	7,309
	USD	4,299,504	EUR	4,082,530	07/25/22	13,988
	USD	12,873,568	EUR	12,155,712	07/28/22	110,801
	USD	353,845	EUR	336,701	08/01/22	252
	USD	3,254,794	EUR	3,038,699	09/21/22	51,399
	USD	7,753,297	GBP	6,318,755	07/06/22	60,993
	USD	6,226,439	GBP	5,076,382	07/15/22	45,503
	USD	6,353,960	GBP	5,180,114	07/18/22	46,338
	USD	3,262,537	GBP	2,603,850	09/21/22	87,775
	USD	823,254	GBP	670,211	09/22/22	6,078
	USD	691,849	HUF	256,253,310	09/21/22	23,696
	USD	428,318	IDR	6,286,423,126	08/22/22	8,567
	USD	3,062,918	ILS	10,507,513	07/11/22	53,139
	USD	591,832	ILS	1,968,150	09/21/22	24,973
	USD	1,769,375	INR	138,032,765	07/29/22	26,638
	USD	1,386,765	JPY	176,967,266	07/15/22	81,306
	USD	30,626	JPY	4,118,945	07/22/22	228
	USD	4,762,369	KRW	6,047,121,873	07/05/22	80,289
	USD	3,905,122	KRW	5,020,034,100	07/08/22	9,951
	USD	858,041	KRW	1,086,649,104	07/14/22	14,800
	USD	3,536,035	MXN	71,049,549	07/07/22	7,323
	USD	833,089	MXN	16,757,104	07/18/22	2,578
	USD	132,503	MXN	2,702,136	09/21/22	186
	USD	2,253,876	NOK	21,867,216	07/05/22	33,651
	USD	2,033,303	NOK	19,982,790	07/11/22	4,185
	USD	139,340	NOK	1,358,099	07/15/22	1,422
	USD	1,573,281	NOK	13,939,893	07/20/22	157,505
	USD	5,680,369	NZD	9,045,339	07/05/22	31,194
	USD	8,333,742	NZD	13,182,581	07/08/22	100,826
	USD	2,181,474	NZD	3,466,297	07/14/22	16,791
	USD	1,479,763	NZD	2,351,302	07/15/22	11,402
	USD	2,224,316	NZD	3,542,185	07/18/22	12,327
	USD	758,378	NZD	1,201,475	08/04/22	8,224
	USD	5,583,447	NZD	8,641,842	09/21/22	191,348
	USD	365,564	PLN	1,579,812	09/21/22	17,086
	USD	5,835,813	SEK	54,808,215	07/01/22	477,924
	USD	2,138,837	SEK	21,539,155	07/07/22	32,851
	USD	7,352,825	SEK	74,380,685	07/08/22	80,008
	USD	918,726	SEK	9,357,220	07/15/22	3,560
	USD	833,088	SEK	8,454,598	07/18/22	6,112
	USD	1,024,041	SEK	10,306,718	07/22/22	15,756
	USD	980,642	SEK	9,935,243	07/25/22	8,591
	USD	1,258,851	SEK	12,674,161	09/21/22	15,529
	USD	5,410,030	SEK	54,808,214	09/26/22	32,178
	USD	609,014	SGD	840,963	09/21/22	3,367
	USD	2,378,258	TWD	70,343,657	07/05/22	12,226
	USD	4,772,498	TWD	140,966,698	07/06/22	30,946
	USD	2,807,624	TWD	81,801,124	07/08/22	55,890
	USD	689,398	TWD	20,449,248	07/21/22	779
	USD	1,708,445	TWD	50,426,141	07/25/22	9,821
	USD	3,515,514	ZAR	55,486,464	07/05/22	106,600
	USD	1,622,437	ZAR	26,249,406	07/29/22	13,922
	USD	340,521	ZAR	5,294,404	09/21/22	17,841
	ZAR	2,262,824	USD	137,135	07/29/22	1,527

TOTAL						$3,213,721

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	2,336,000	USD	1,727,946	07/14/22	$(115,391)
	AUD	4,201,552	USD	3,022,662	09/21/22	(120,531)
	BRL	5,283,701	USD	1,017,960	07/05/22	(9,892)
	BRL	3,079,159	USD	597,721	07/12/22	(11,557)
	BRL	3,427,373	USD	661,530	07/15/22	(9,710)
	BRL	3,031,339	USD	574,008	08/01/22	(443)
	BRL	3,598,625	USD	683,406	08/02/22	(2,702)
	CAD	873,764	EUR	644,727	09/21/22	(766)
	CAD	1,011,000	USD	794,879	07/21/22	(9,461)
	CAD	1,408,788	USD	1,120,647	09/21/22	(26,033)
	CHF	4,695,098	EUR	4,705,922	07/21/22	(13,912)
	CHF	1,019,703	EUR	1,020,608	08/05/22	(1,534)
	CHF	314,680	USD	331,752	09/21/22	(142)
	CLP	222,190,347	USD	253,859	08/05/22	(13,663)
	CNH	2,311,054	USD	345,125	09/21/22	(26)
	COP	3,076,390,624	USD	744,973	08/08/22	(9,121)
	EUR	3,966,183	CHF	4,012,976	07/14/22	(47,003)
	EUR	6,220,013	CHF	6,317,407	07/21/22	(98,773)
	EUR	3,800,756	CHF	3,884,784	07/25/22	(86,037)
	EUR	1,282,562	CHF	1,297,561	07/29/22	(15,006)
	EUR	1,272,251	CHF	1,311,105	09/21/22	(40,436)
	EUR	214,085	CZK	5,318,515	07/14/22	(260)
	EUR	122,220	CZK	3,043,280	07/28/22	(41)
	EUR	131,296	CZK	3,312,608	09/21/22	(349)
	EUR	318,475	GBP	275,646	09/21/22	(347)
	EUR	320,749	HUF	130,297,858	09/21/22	(1,604)
	EUR	320,682	JPY	46,053,153	09/21/22	(3,370)
	EUR	386,438	PLN	1,828,126	07/25/22	(780)
	EUR	1,278,007	USD	1,345,368	07/21/22	(4,190)
	EUR	9,159,792	USD	9,697,850	07/28/22	(80,619)
	EUR	76,523	USD	80,655	08/01/22	(293)
	EUR	1,475,790	USD	1,576,253	09/21/22	(20,476)
	GBP	2,234,720	USD	2,731,374	07/06/22	(10,879)
	GBP	3,737,802	USD	4,590,373	07/15/22	(39,275)
	GBP	3,035,467	USD	3,720,997	07/18/22	(24,827)
	GBP	554,250	USD	682,376	09/21/22	(6,603)
	GBP	254,497	USD	312,611	09/22/22	(2,308)
	HUF	229,138,530	EUR	572,445	09/21/22	(6,019)
	IDR	5,432,307,382	USD	373,129	08/22/22	(10,408)
	ILS	4,441,527	USD	1,290,947	07/11/22	(18,713)
	ILS	2,331,004	USD	678,525	07/15/22	(10,662)
	ILS	3,138,277	USD	910,934	07/18/22	(11,608)
	INR	97,658,559	USD	1,250,456	07/29/22	(17,465)
	JPY	45,111,135	EUR	320,660	09/21/22	(3,591)
	JPY	164,632,535	USD	1,290,106	07/15/22	(75,639)
	JPY	44,604,991	USD	332,441	09/21/22	(1,745)
	KRW	2,315,841,270	USD	1,799,948	07/05/22	(6,871)
	KRW	133,369,057	USD	106,781	07/08/22	(3,296)
	KRW	3,212,361,867	USD	2,534,565	07/14/22	(41,768)
	KRW	1,751,390,766	USD	1,362,526	07/15/22	(3,422)
	KRW	1,667,168,477	USD	1,295,442	07/18/22	(1,632)
	MXN	55,323,015	USD	2,759,280	07/07/22	(11,635)
	MXN	14,003,693	USD	699,713	09/21/22	(13,986)
	NOK	16,269,124	USD	1,670,193	07/05/22	(18,355)
	NOK	13,411,742	USD	1,369,717	07/11/22	(7,845)
	NOK	7,836,358	USD	797,760	07/15/22	(1,962)
	NOK	26,211,068	USD	2,753,770	09/21/22	(87,734)
	NZD	4,286,590	USD	2,702,215	07/05/22	(25,066)
	NZD	5,451,159	USD	3,472,419	07/08/22	(68,008)
	NZD	2,354,352	USD	1,499,722	07/14/22	(29,443)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)
	NZD	2,665,500	USD	1,681,672	07/15/22	$(17,098)
	NZD	4,370,027	USD	2,733,773	07/18/22	(4,820)
	NZD	1,069,250	USD	675,399	09/21/22	(8,238)
	PLN	1,570,820	EUR	336,638	07/25/22	(4,149)
	PLN	1,492,198	USD	343,959	09/21/22	(14,807)
	SEK	1,395,270	EUR	129,935	09/21/22	(103)
	SEK	61,383,562	USD	6,359,759	07/01/22	(359,083)
	SEK	20,161,356	USD	1,990,813	07/07/22	(19,541)
	SEK	33,104,550	USD	3,264,199	07/08/22	(27,293)
	SEK	8,976,928	USD	888,101	07/15/22	(10,130)
	SEK	9,951,503	USD	984,420	07/18/22	(11,026)
	SEK	9,060,197	USD	888,987	07/21/22	(2,678)
	SEK	38,050,325	USD	3,754,234	07/22/22	(31,849)
	SEK	1,077,771	USD	106,922	07/25/22	(1,474)
	SEK	22,516,000	USD	2,314,779	09/21/22	(105,983)
	SEK	61,383,562	USD	6,059,071	09/26/22	(36,039)
	SGD	2,690,515	USD	1,953,876	09/21/22	(16,212)
	TRY	4,496,544	USD	265,109	07/28/22	(254)
	TWD	142,931,564	USD	4,838,967	07/05/22	(31,415)
	TWD	81,189,411	USD	2,747,042	07/06/22	(16,157)
	TWD	51,100,589	USD	1,750,500	07/08/22	(31,510)
	TWD	87,288,896	USD	2,946,154	07/18/22	(7,449)
	TWD	10,200,619	USD	343,513	07/21/22	(12)
	USD	1,293,375	AUD	1,879,817	09/21/22	(5,069)
	USD	1,011,528	BRL	5,342,889	07/12/22	(5,571)
	USD	4,137,707	CNH	27,791,734	07/11/22	(14,484)
	USD	685,985	CNH	4,606,731	07/13/22	(2,257)
	USD	1,916,793	CNH	12,842,564	07/25/22	(1,517)
	USD	700,297	CNH	4,701,585	09/21/22	(1,769)
	USD	622,193	EUR	593,813	07/28/22	(1,275)
	USD	335,764	EUR	320,747	09/21/22	(2,367)
	USD	1,394,144	GBP	1,146,606	07/18/22	(2,034)
	USD	1,307,653	ILS	4,570,246	07/15/22	(1,781)
	USD	205,880	INR	16,305,926	07/25/22	(78)
	USD	3,245,638	KRW	4,215,920,831	07/05/22	(18,605)
	USD	2,705,779	KRW	3,490,725,372	07/14/22	(3,029)
	USD	3,735,464	KRW	4,852,271,241	07/15/22	(29,967)
	USD	292,365	KRW	378,191,023	07/18/22	(1,131)
	USD	816,351	KRW	1,057,027,428	09/23/22	(5,443)
	USD	759,716	MXN	15,483,893	07/18/22	(7,692)
	USD	1,527,395	NOK	15,229,798	07/11/22	(19,089)
	USD	1,717,599	NOK	17,068,681	07/15/22	(15,760)
	USD	1,377,101	NZD	2,216,504	07/05/22	(7,195)
	USD	4,338,154	NZD	6,975,253	07/18/22	(17,685)
	USD	1,870,407	SEK	19,211,959	07/08/22	(8,107)
	USD	811,096	SEK	8,330,770	07/21/22	(3,856)
	USD	929,458	TRY	18,644,292	09/21/22	(110,923)
	USD	6,573,761	TWD	195,796,171	07/05/22	(11,908)
	USD	2,646,318	TWD	78,699,756	07/06/22	(825)
	USD	1,462,913	TWD	43,510,675	07/18/22	(1,936)
	ZAR	57,729,727	USD	3,608,926	07/05/22	(62,195)
	ZAR	15,215,608	USD	945,186	07/29/22	(12,802)
	ZAR	2,270,760	USD	146,665	09/21/22	(8,268)

TOTAL						$(2,447,171)

FORWARD SALES CONTRACTS — At June 30, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	3.500%	TBA-30yr	07/21/22	$(1,000,000)	$(971,247)
GNMA	4.000	TBA-30yr	07/21/22	(1,000,000)	(995,171)

TOTAL (Proceeds Receivable: $1,949,258)					$(1,966,418)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	90	09/30/22	$18,901,407	$60,753
5 Year U.S. Treasury Notes	120	09/30/22	13,470,000	83,749
20 Year U.S. Treasury Bonds	53	09/21/22	7,347,125	(11,955)

Total				$132,547

Short position contracts:
Euro Buxl 30 Year Bonds	(1)	09/08/22	(171,403)	13,329
Ultra Long U.S. Treasury Bonds	(42)	09/21/22	(6,482,438)	(70,723)
Ultra 10 Year U.S. Treasury Notes	(111)	09/21/22	(14,138,625)	187,520
5 Year German Euro-Bobl	(9)	09/08/22	(1,171,304)	(2,245)
10 Year German Euro-Bund	(5)	09/08/22	(779,570)	(7,752)
10 Year U.K. Long Gilt	(31)	09/28/22	(4,301,184)	174,172
10 Year U.S. Treasury Notes	(16)	09/21/22	(1,896,500)	(2,356)

Total				$291,945

TOTAL FUTURES CONTRACTS				$424,492

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NZDOR(a)	1.250%(b)	12/15/22	NZD	7,470		$(46,291)	$(4,021)	$(42,270)
1M BID Avg(c)	12.400(c)	01/02/23		3,560		3,328	(86)	3,414
5.800(c)	1M BID Avg(c)	01/02/23		9,300		93,677	2,441	91,236
11.814(d)	1M BID Avg(d)	01/02/24		2		4	1	3
12.300(c)	1M BID Avg(c)	01/02/24	BRL	140		101	(67)	168
3M NZDOR(a)	2.750(b)	03/16/24	NZD	29,140		(256,412)	54,224	(310,636)
3.500(e)	3M LIBOR(e)	03/16/24		$15,230	(f)	(72,778)	6,943	(79,721)
1.000(b)	6M CDOR(b)	03/16/24	CAD	4,160	(f)	136,551	58,155	78,396
3.000(a)	3M KWCDC(a)	06/15/24	KRW	1,985,500	(f)	12,879	1,981	10,898
1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24		$41,260	(f)	24,546	13,848	10,698
9.500(d)	Mexico Interbank TIIE 28 Days(d)	09/18/24	MXN	42,490	(f)	3,671	4,939	(1,268)
6M EURO(a)	1.000(a)	09/21/24	EUR	3,400	(f)	(25,575)	(44,819)	19,244
3M STIBOR(e)	2.250(e)	09/21/24	SEK	260,780	(f)	(257,801)	(197,415)	(60,386)
3M LIBOR(a)	2.800(e)	09/21/24		$3,300	(f)	(17,306)	3,428	(20,734)
3.200(e)	3M HIBOR(e)	09/21/24	HKD	26,350	(f)	6,046	(12,203)	18,249
7.000(a)	3M JIBAR(a)	09/21/24	ZAR	44,225	(f)	34,307	9,706	24,601
2.750(e)	3M NIBOR(b)	09/21/24	NOK	96,240	(f)	122,578	86,776	35,802
1.750(e)	6M EURO(a)	09/21/24	EUR	12,110	(f)	(46,976)	37,826	(84,802)
2.000(e)	6M GBP(e)	09/21/24	GBP	2,980	(f)	55,383	71,880	(16,497)
7.500(e)	6M WIBOR(b)	09/21/24	PLN	4,575		6,982	962	6,020
3M CNRR(e)	2.500(b)	12/21/24	CNY	2,990		361	1,172	(811)
1M BID Average(c)	12.016(c)	01/02/25	BRL	1,125		(2,547)	—	(2,547)
1M BID Avg(c)	12.060(c)	01/02/25		11,960		(24,907)	(58,454)	33,547
2.587(e)	3M LIBOR(e)	11/30/26		$10,880		106,203	291	105,912
1M BID Avg(d)	11.230(d)	01/04/27		2,600		(14,581)	(20,619)	6,038
8.495(c)	1M BID Avg(c)	01/04/27		2,790		55,424	(16,281)	71,705
(0.250)(e)	6M EURO(b)	03/16/27	EUR	3,750	(f)	1,854	—	1,854
3M STIBOR(a)	2.500(e)	09/21/27	SEK	88,840	(f)	(118,707)	(71,738)	(46,969)
6M AUDOR(b)	3.500(b)	09/21/27	AUD	14,100	(f)	(196,174)	(201,666)	5,492

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NZDOR(a)	3.750%(b)	09/21/27	NZD	10,020	(f)	$(96,667)	$(103,707)	$7,040
2.750(e)	3M LIBOR(e)	09/21/27		$17,520	(f)	58,659	134,776	(76,117)
0.000(e)	6M EURO(e)	09/21/27	EUR	1,570	(f)	151,017	134,960	16,057
0.750(e)	6M EURO(b)	09/21/27		1,990	(f)	115,643	109,412	6,231
1.750(e)	6M GBP(e)	09/21/27	GBP	3,650	(f)	160,206	144,121	16,085
7.000(e)	6M WIBOR(b)	09/21/27	PLN	4,050	(f)	(4,357)	4,626	(8,983)
2.500(a)	3M CNRR(a)	12/21/27	CNY	1,810	(f)	2,561	2,930	(369)
3M LIBOR(e)	2.500(e)	06/04/29		$6,730	(f)	(26,040)	(4,543)	(21,497)
2.420(e)	6M EURO(b)	07/04/29	EUR	1,710	(f)	8,650	(1,233)	9,883
2.570(e)	3M LIBOR(e)	06/04/31		$17,750	(f)	66,483	17,316	49,167
6M EURO(b)	0.250(e)	03/16/32	EUR	600		(1,083)	—	(1,083)
0.250(e)	6M EURO(b)	03/16/32		3,240	(f)	5,269	—	5,269
1.897(e)	6M EURO(b)	04/27/32		830		25,271	14	25,257
3M LIBOR(e)	2.734(e)	05/15/32		$4,850	(f)	(23,366)	28,003	(51,369)
6M EURO(b)	2.128(e)	05/17/32	EUR	2,450	(f)	(49,284)	7,401	(56,685)
1.754(e)	6M EURO(e)	05/17/32		2,450	(f)	60,191	(2,265)	62,456
6M EURO(b)	2.000(e)	05/26/32		3,230		(84,245)	(16,943)	(67,302)
0.500(e)	6M JYOR(e)	05/26/32	JPY	899,000	(f)	82,607	4,880	77,727
6M GBP(e)	2.000(e)	06/07/32	GBP	3,510	(f)	(126,346)	32,381	(158,727)
Mexico Interbank TIIE 28 Days(d)	9.030(d)	09/08/32	MXN	10,340	(f)	3,868	(6,965)	10,833
6M EURO(b)	1.000(e)	09/21/32	EUR	5,255	(f)	(621,082)	(624,848)	3,766
6M CHFOR(e)	1.250(e)	09/21/32	CHF	4,280	(f)	(193,479)	(189,833)	(3,646)
3M LIBOR(e)	2.750(e)	09/21/32		$7,560	(f)	(44,741)	(69,354)	24,613
3M NIBOR(b)	3.000(e)	09/21/32	NOK	17,140	(f)	(45,657)	14,156	(59,813)
6M CDOR(b)	3.250(b)	09/21/32	CAD	3,420		(101,091)	(108,630)	7,539
6M AUDOR(e)	3.750(e)	09/21/32	AUD	1,330		(30,260)	(58,739)	28,479
2.750(b)	3M LIBOR(a)	09/21/32		$2,550		15,091	25,179	(10,088)
3.750(e)	3M NZDOR(a)	09/21/32	NZD	1,310		26,380	26,244	136
2.500(b)	3M STIBOR(e)	09/21/32	SEK	53,560		148,011	134,987	13,024
6M WIBOR(e)	6.250(e)	09/21/32	PLN	2,050		(11,888)	(17,953)	6,065
1.500(e)	6M GBP(e)	09/21/32	GBP	2,100		189,498	206,817	(17,319)
0.000(a)	6M JYOR(a)	09/21/32	JPY	334,260		123,785	104,973	18,812
3M JIBAR(a)	8.750(a)	09/21/32	ZAR	6,625		(12,441)	(2,255)	(10,186)
3.750(e)	3M KWCDC(e)	12/21/32	KRW	777,070		(22,243)	(16,145)	(6,098)
3M LIBOR(b)	2.730(e)	06/04/33		$11,270		(45,294)	(9,549)	(35,745)
6M EURO(b)	2.005(e)	04/27/37	EUR	1,800	(f)	(58,486)	41	(58,527)
6M EURO(b)	2.530(e)	06/15/37		1,930	(f)	(21,256)	(3,720)	(17,536)
6M EURO(e)	2.855(b)	07/04/37		2,060	(f)	12,340	980	11,360
1.363(e)	6M EURO(b)	04/27/42		1,030	(f)	22,702	36	22,666
1.867(b)	6M EURO(e)	06/15/42		4,520	(f)	14,192	656	13,536
6M EURO(e)	1.490(e)	06/16/47		2,600	(f)	11,230	(2,585)	13,815
6M EURO(e)	1.355(b)	05/17/52		780	(f)	(61,140)	(3,917)	(57,223)
1.328(e)	6M EURO(b)	05/17/52		780	(f)	59,568	3,540	56,028
1.560(e)	6M EURO(b)	07/06/52		1,010		7,330	(73)	7,403

TOTAL						$(726,054)	$(377,624)	$(348,430)

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Payments made at maturity
(d)	Payments made monthly.
(e)	Payments made annually.
(f)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2022.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 10	3.000%	8.150%	MS & Co. Int. PLC	11/17/59	$600	$(105,075)	$(109,123)	$4,047
Markit CMBX Series 11	3.000	6.953	MS & Co. Int. PLC	11/18/54	1,000	(161,062)	(270,184)	109,122
Markit CMBX Series 9	3.000	8.150	MS & Co. Int. PLC	11/17/59	850	(148,856)	(74,950)	(73,906)

TOTAL						$(414,993)	$(454,257)	$39,263

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 34	1.000%	0.961%	06/20/25	$6,950	$9,591	$92,458	$(82,867)
CDX.NA.IG Index 37		0.946	12/20/26	14,050	35,108	221,650	(186,542)
CDX.NA.IG Index 38	1.000	1.006	06/20/27	10,525	223	78,958	(78,735)
General Electric Co. 2.700%, 10/09/22	1.000	1.537	06/20/26	1,525	(29,537)	16,505	(46,042)
ICE CD ITXEB 37	1.000	1.432	06/20/27	590	(11,106)	(2,113)	(8,993)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.417	06/20/24	825	9,508	5,491	4,017
Republic of Brazil, 4.250%, 01/07/25	1.000	2.910	06/20/27	160	(13,290)	(8,463)	(4,827)
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.440	06/20/27	2,430	(47,439)	6,860	(54,299)
State of Qatar, 9.750%, 06/15/30	1.000	0.492	12/20/24	50	623	510	113
The Boeing Co., 8.750%, 08/15/21	1.000	1.841	06/20/24	500	(7,799)	4,279	(12,078)
United Mexican States, 4.150%, 03/28/27	1.000	1.750	06/20/27	140	(4,674)	(1,344)	(3,330)

TOTAL					$(58,792)	$414,791	$(473,583)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3M IRS	BNP Paribas SA	$1.515	08/12/2022	1,490,000	$1,490,000	$2,127	$12,289	$(10,162)
1Y IRS	Citibank NA	0.420	10/10/2022	16,880,000	16,880,000	450	36,541	(36,091)
1Y IRS	Citibank NA	0.459	10/10/2022	15,430,000	15,430,000	441	33,730	(33,289)
1Y IRS	Citibank NA	0.516	11/15/2022	16,920,000	16,920,000	974	39,732	(38,758)
6M IRS	Citibank NA	1.361	07/12/2022	13,700,000	13,700,000	6	86,208	(86,202)
9M IRS	Deutsche Bank AG (London)	1.850	11/22/2022	38,100,000	38,100,000	10,329	129,258	(118,929)
9M IRS	Deutsche Bank AG (London)	2.700	04/28/2023	3,530,000	3,530,000	102,456	131,083	(28,627)
1Y IRS	JPMorgan Securities, Inc.	0.281	09/08/2022	13,890,000	13,890,000	135	26,536	(26,401)
1Y IRS	JPMorgan Securities, Inc.	0.300	09/08/2022	11,490,000	11,490,000	116	22,363	(22,247)
2Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	10,200,000	10,200,000	1,170	103,239	(102,069)
9M IRS	JPMorgan Securities, Inc.	1.800	11/16/2022	37,900,000	37,900,000	8,577	123,175	(114,598)
1Y IRS	MS & Co. Int. PLC	0.544	11/16/2022	4,190,000	4,190,000	258	9,867	(9,609)

				183,720,000	$183,720,000	$127,039	$754,021	$(626,982)

Puts
9M IRS	Deutsche Bank AG (London)	$3.000	05/05/2023	3,500,000	$3,500,000	$93,282	$122,443	$(29,161)

Total purchased option contracts				187,220,000	$187,220,000	$220,321	$876,464	$(656,143)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
3M IRS	BNP Paribas SA	$1.221	08/12/2022	(1,440,000)	$(1,440,000)	$(1,899)	$(6,872)	$4,973
3M IRS	BNP Paribas SA	1.315	08/12/2022	(290,000)	(290,000)	(799)	(5,797)	4,998
1M IRS	BofA Securities LLC	2.386	07/13/2022	(2,620,000)	(2,620,000)	(59,716)	(32,321)	(27,395)
1M IRS	Citibank NA	2.014	07/06/2022	(2,700,000)	(2,700,000)	(3,184)	(30,612)	27,428
1M IRS	Citibank NA	2.362	07/27/2022	(2,620,000)	(2,620,000)	(63,007)	(40,898)	(22,109)
1Y IRS	Citibank NA	0.379	10/10/2022	(1,740,000)	(1,740,000)	(205)	(36,543)	36,338
1Y IRS	Citibank NA	0.425	10/10/2022	(1,580,000)	(1,580,000)	(218)	(33,762)	33,544
1Y IRS	Citibank NA	0.553	11/15/2022	(1,750,000)	(1,750,000)	(908)	(39,777)	38,869
6M IRS	Citibank NA	1.594	07/12/2022	(4,390,000)	(4,390,000)	(1)	(86,182)	86,181
1Y IRS	Deutsche Bank AG (London)	2.013	04/28/2023	(3,530,000)	(3,530,000)	(34,565)	(49,936)	15,371
1Y IRS	Deutsche Bank AG (London)	2.356	04/28/2023	(3,530,000)	(3,530,000)	(60,994)	(81,147)	20,153
1M IRS	Deutsche Bank AG (London)	2.856	07/06/2022	(3,040,000)	(3,040,000)	(22,690)	(30,514)	7,824
1M IRS	Deutsche Bank AG (London)	3.100	07/21/2022	(3,040,000)	(3,040,000)	(86,003)	(38,836)	(47,167)
1M IRS	Deutsche Bank AG (London)	3.154	07/13/2022	(3,040,000)	(3,040,000)	(95,891)	(39,558)	(56,333)
9M IRS	Deutsche Bank AG (London)	1.348	11/22/2022	(38,100,000)	(38,100,000)	(3,456)	(45,779)	42,323
9M IRS	Deutsche Bank AG (London)	1.599	11/22/2022	(38,100,000)	(38,100,000)	(6,031)	(83,479)	77,448
1M IRS	JPMorgan Securities, Inc.	2.479	07/20/2022	(2,580,000)	(2,580,000)	(80,807)	(40,284)	(40,523)
1Y IRS	JPMorgan Securities, Inc.	0.363	09/08/2022	(1,440,000)	(1,440,000)	(41)	(26,658)	26,617
1Y IRS	JPMorgan Securities, Inc.	0.401	09/08/2022	(1,180,000)	(1,180,000)	(39)	(22,256)	22,217
2Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(2,000,000)	(2,000,000)	(323)	(103,884)	103,561
9M IRS	JPMorgan Securities, Inc.	1.290	11/16/2022	(37,900,000)	(37,900,000)	(2,755)	(45,480)	42,725
9M IRS	JPMorgan Securities, Inc.	1.545	11/16/2022	(37,900,000)	(37,900,000)	(4,908)	(77,695)	72,787
1M IRS	MS & Co. Int. PLC	3.010	07/27/2022	(3,040,000)	(3,040,000)	(69,963)	(37,658)	(32,305)
1Y IRS	MS & Co. Int. PLC	0.599	11/16/2022	(430,000)	(430,000)	(263)	(9,802)	9,539

				(197,980,000)	$(197,980,000)	$(598,666)	$(1,045,730)	$447,064

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
1M IRS	BofA Securities LLC	$2.386	07/13/2022	(2,620,000)	$(2,620,000)	$(8,117)	$(32,322)	$24,205
1M IRS	Citibank NA	2.014	07/06/2022	(2,700,000)	(2,700,000)	(44,474)	(30,612)	(13,862)
1M IRS	Citibank NA	2.362	07/27/2022	(2,620,000)	(2,620,000)	(20,234)	(40,898)	20,664
9M IRS	Deutsche Bank AG (London)	3.446	05/05/2023	(3,500,000)	(3,500,000)	(53,840)	(77,464)	23,624
9M IRS	Deutsche Bank AG (London)	3.891	05/05/2023	(3,500,000)	(3,500,000)	(31,037)	(44,979)	13,942
1M IRS	Deutsche Bank AG (London)	2.856	07/06/2022	(3,040,000)	(3,040,000)	(7,857)	(30,514)	22,657
1M IRS	Deutsche Bank AG (London)	3.100	07/21/2022	(3,040,000)	(3,040,000)	(8,495)	(38,836)	30,341
1M IRS	Deutsche Bank AG (London)	3.154	07/13/2022	(3,040,000)	(3,040,000)	(2,898)	(39,558)	36,660
1M IRS	JPMorgan Securities, Inc.	2.479	07/20/2022	(2,580,000)	(2,580,000)	(8,610)	(40,284)	31,674
1M IRS	MS & Co. Int. PLC	3.010	07/27/2022	(3,040,000)	(3,040,000)	(16,664)	(37,658)	20,994

				(29,680,000)	$(29,680,000)	$(202,226)	$(413,125)	$210,899

Total written option contracts				(227,660,000)	$(227,660,000)	$(800,892)	$(1,458,855)	$657,963

TOTAL				(40,440,000)	$(40,440,000)	$(580,571)	$(582,391)	$1,820

EXCHANGE TRADED OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call EUR/Put CHF	BofA Securities LLC	$407.200	07/12/2022	2,579,000	$2,579,000	$7,935	$26,640	$(18,705)
Call USD/Put MXN	MS & Co. Int. PLC	21.067	07/05/2022	5,349,000	5,349,000	535	43,359	(42,824)
Call USD/Put TWD	Citibank NA	29.820	07/14/2022	3,974,000	3,974,000	9,828	16,512	(6,684)
Call USD/Put BRL	BofA Securities LLC	5.320	07/08/2022	2,675,000	2,675,000	14,418	24,813	(10,395)
Call USD/Put BRL	MS & Co. Int. PLC	5.305	07/13/2022	2,722,000	2,722,000	26,131	32,351	(6,220)
Call USD/Put BRL	MS & Co. Int. PLC	5.490	07/28/2022	2,639,000	2,639,000	20,927	23,986	(3,059)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Calls (continued)
Call USD/Put BRL	BofA Securities LLC	$5.485	07/27/2022	2,651,000	$2,651,000	$20,291	$30,418	$(10,127)
Call USD/Put TWD	Citibank NA	29.935	07/14/2022	5,306,000	5,306,000	11,769	11,774	(5)
Call USD/Put TWD	JPMorgan Securities, Inc.	30.050	07/21/2022	5,311,000	5,311,000	9,804	19,693	(9,889)
Call USD/Put TWD	MS & Co. Int. PLC	30.070	07/19/2022	5,339,000	5,339,000	8,355	23,673	(15,318)
Call USD/Put TWD	MS & Co. Int. PLC	29.725	07/01/2022	5,502,000	5,502,000	4,523	19,114	(14,591)
Call USD/Put TWD	JPMorgan Securities, Inc.	29.425	07/04/2022	5,573,000	5,573,000	54,114	22,766	31,348
Call USD/Put TWD	JPMorgan Securities, Inc.	29.780	07/04/2022	5,507,000	5,507,000	6,729	18,597	(11,868)
Call USD/Put TWD	MS & Co. Int. PLC	29.250	07/01/2022	5,607,000	5,607,000	86,791	22,490	64,301
Call USD/Put TWD	MS & Co. Int. PLC	29.650	07/01/2022	5,544,000	5,544,000	13,012	18,628	(5,616)
Call USD/Put NOK	UBS AG (London)	9.701	07/07/2022	2,761,000	2,761,000	47,185	20,597	26,588
Call USD/Put NOK	HSBC Bank PLC	9.629	07/01/2022	2,803,000	2,803,000	62,715	23,184	39,531
Call USD/Put NOL	UBS AG (London)	10.078	07/13/2022	2,722,000	2,722,000	10,736	23,306	(12,570)
Call USD/Put SEK	Citibank NA	10.050	07/05/2022	2,772,000	2,772,000	50,198	17,159	33,039
Call USD/Put SEK	UBS AG (London)	10.188	07/06/2022	2,747,000	2,747,000	23,614	18,419	5,195
Call USD/Put SEK	Citibank NA	10.430	07/19/2022	3,344,000	3,344,000	19,776	29,611	(9,835)
Call USD/Put CNH	BofA Securities LLC	6.784	07/07/2022	5,522,000	5,522,000	1,303	20,901	(19,598)
Call USD/Put SEK	HSBC Bank PLC	10.363	07/14/2022	3,974,000	3,974,000	23,550	31,434	(7,884)
Call USD/Put SEK	UBS AG (London)	10.325	07/20/2022	3,996,000	3,996,000	35,900	34,314	1,586
Call USD/Put SEK	UBS AG (London)	10.512	07/19/2022	4,004,000	4,004,000	17,550	35,804	(18,254)
Call USD/Put SEK	MS & Co. Int. PLC	10.395	07/13/2022	4,083,000	4,083,000	19,533	29,896	(10,363)
Call USD/Put ZAR	UBS AG (London)	16.632	07/27/2022	2,645,000	2,645,000	30,449	20,128	10,321
Call USD/Put ZAR	UBS AG (London)	16.018	07/01/2022	2,786,000	2,786,000	45,888	25,720	20,168
Call USD/Put SEK	Citibank NA	9.933	07/06/2022	5,534,000	5,534,000	160,481	38,157	122,324
Call USD/Put SEK	UBS AG (London)	10.320	07/21/2022	5,328,000	5,328,000	50,126	41,718	8,408
Call USD/Put KRW	BofA Securities LLC	1,312.750	07/14/2022	5,299,000	5,299,000	12,537	33,606	(21,069)
Call USD/Put KRW	UBS AG (London)	1,309.000	07/14/2022	5,349,000	5,349,000	15,314	35,303	(19,989)
Call USD/Put KRW	UBS AG (London)	1,267.000	07/06/2022	5,534,000	5,534,000	98,665	29,385	69,280
Call USD/Put KRW	BofA Securities LLC	1,257.900	07/01/2022	5,607,000	5,607,000	137,534	28,674	108,860
Call USD/Put KRW	BofA Securities LLC	1,286.700	07/12/2022	5,494,000	5,494,000	44,171	30,766	13,405
Call USD/Put KRW	MS & Co. Int. PLC	1,305.600	07/13/2022	5,443,000	5,443,000	17,146	33,921	(16,775)
Call USD/Put MXN	Citibank NA	21.280	07/14/2022	3,974,000	3,974,000	3,306	38,790	(35,484)
Call USD/Put ILS	MS & Co. Int. PLC	3.507	07/14/2022	2,649,000	2,649,000	17,460	18,069	(609)
Call USD/Put ILS	Deutsche Bank AG (London)	3.398	07/07/2022	2,751,000	2,751,000	73,799	14,644	59,155
Call USD/Put ILS	Morgan Stanley & Co.	3.558	08/03/2022	2,653,000	2,653,000	18,202	18,202	—
Call USD/Put ILS	MS & Co. Int. PLC	3.491	07/13/2022	2,722,000	2,722,000	22,296	18,518	3,778

				168,774,000	$168,774,000	$1,354,596	$1,065,040	$289,556

Puts
Put EUR/Call CHF	Citibank NA	$1.002	07/27/2022	3,772,000	$3,772,000	$37,520	$18,556	$18,964
Put EUR/Call CHF	Citibank NA	1.015	07/21/2022	3,896,000	3,896,000	70,816	24,912	45,904
Put EUR/Call CHF	Citibank NA	1.026	07/12/2022	5,159,000	5,159,000	142,842	23,636	119,206
Put EUR/Call CHF	Citibank NA	0.982	08/03/2022	7,596,000	7,596,000	3,036,907	36,936	2,999,971
Put EUR/Call CHF	Citibank NA	1.002	07/19/2022	7,647,000	7,647,000	67,290	41,923	25,367
Put EUR/Call USD	HSBC Bank PLC	1.037	07/28/2022	5,019,000	5,019,000	32,678	25,414	7,264
Put EUR/Call USD	JPMorgan Securities, Inc.	1.035	07/19/2022	5,098,000	5,098,000	22,459	31,228	(8,769)
Put NZD/Call USD	Citibank NA	0.618	07/13/2022	8,558,000	8,558,000	30,039	43,981	(13,942)
Put NZD/Call USD	Citibank NA	0.625	07/12/2022	8,579,000	8,579,000	50,746	41,243	9,503
Put NZD/Call USD	citibank NA	0.641	07/06/2022	8,491,000	8,491,000	139,868	35,643	104,225
Put NZD/Call USD	UBS AG (London)	0.640	07/01/2022	8,554,000	8,554,000	130,851	34,641	96,210
Put GBP/Call USD	MS & Co. Int. PLC	1.240	07/04/2022	4,434,000	4,434,000	97,430	30,188	67,242
Put NZD/Call USD	UBS AG (London)	0.609	07/14/2022	12,775,000	12,775,000	22,340	68,366	(46,026)
Put GBP/Call USD	HSBC Bank PLC	1.183	07/14/2022	6,613,000	6,613,000	11,963	48,030	(36,067)
Put GBP/Call USD	MS & Co. Int. PLC	1.182	07/14/2022	6,621,000	6,621,000	11,671	60,810	(49,139)
Put NZD/Call USD	UBS AG (London)	0.612	07/14/2022	12,816,000	12,816,000	29,055	76,324	(47,269)
Put GBP/Call USD	MS & Co. Int. PLC	1.204	07/13/2022	6,616,000	6,616,000	32,183	46,491	(14,308)
Put USD/Call JPY	BofA Securities LLC	131.650	07/20/2022	5,328,000	5,328,000	17,876	37,861	(19,985)

				127,572,000	$127,572,000	$984,563	$726,183	$3,258,351

Total purchased option contracts				296,346,000	$296,346,000	$2,339,159	$1,791,223	$3,547,907

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1M IRS	BNP Paribas SA	$4.605	07/12/2022	(426,000)	$(426,000)	$(9,986)	$(4,145)	$(5,841)
1M IRS	BNP Paribas SA	25.200	07/26/2022	(632,000)	(632,000)	(1,891)	(2,402)	511
1M IRS	Citibank NA	10.475	07/07/2022	(423,000)	(423,000)	(10,277)	(3,683)	(6,594)
1M IRS	Citibank NA	25.255	07/12/2022	(1,290,000)	(1,290,000)	(1,079)	(4,675)	3,596
1M IRS	Citibank NA	10.395	07/13/2022	(4,083,000)	(4,083,000)	(19,533)	(21,583)	2,050
1M IRS	Citibank NA	10.363	07/14/2022	(3,974,000)	(3,974,000)	(23,550)	(19,969)	(3,581)
1M IRS	Citibank NA	1.113	07/21/2022	(956,000)	(956,000)	(2,557)	(1,829)	(728)
1M IRS	Citibank NA	10.618	07/21/2022	(417,000)	(417,000)	(5,831)	(4,237)	(1,594)
1M IRS	Citibank NA	6.687	07/26/2022	(439,000)	(439,000)	(2,792)	(3,347)	555
1M IRS	BofA Securities LLC	400.300	07/12/2022	(1,290,000)	(1,290,000)	(8,976)	(20,527)	11,551
1M IRS	BofA Securities LLC	4.578	07/01/2022	(429,000)	(429,000)	(11,737)	(5,694)	(6,043)
1M IRS	BofA Securities LLC	5.320	07/08/2022	(2,675,000)	(2,675,000)	(14,418)	(30,158)	15,740
1M IRS	BofA Securities LLC	6.706	07/07/2022	(2,761,000)	(2,761,000)	(5,770)	(21,563)	15,793
1M IRS	BofA Securities LLC	78.520	07/27/2022	(437,000)	(437,000)	(4,450)	(2,753)	(1,697)
1M IRS	BofA Securities LLC	1,238.650	07/01/2022	(2,803,000)	(2,803,000)	(110,595)	(29,300)	(81,295)
1M IRS	BofA Securities LLC	1,257.900	07/01/2022	(5,607,000)	(5,607,000)	(137,534)	(74,399)	(63,135)
1M IRS	BofA Securities LLC	1,286.700	07/12/2022	(5,494,000)	(5,494,000)	(44,172)	(69,939)	25,767
1M IRS	Citibank NA	9.795	07/05/2022	(1,386,000)	(1,386,000)	(58,565)	(20,000)	(38,565)
1M IRS	Citibank NA	9.733	07/06/2022	(2,767,000)	(2,767,000)	(133,746)	(38,254)	(95,492)
1M IRS	Citibank NA	29.425	07/04/2022	(2,786,500)	(2,786,500)	(27,057)	(24,772)	(2,285)
1M IRS	Citibank NA	29.780	07/04/2022	(5,507,000)	(5,507,000)	(7,737)	(7,737)	—

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Calls (continued)
1M IRS	HSBC Bank PLC	$9.420	07/01/2022	(1,402,000)	$(1,402,000)	$(61,187)	$(22,231)	$(38,956)
1M IRS	HSBC Bank PLC	10.050	07/05/2022	(2,772,000)	(2,772,000)	(50,198)	(46,112)	(4,086)
1M IRS	JPMorgan Securities, Inc.	29.725	07/01/2022	(5,502,000)	(5,502,000)	(4,523)	(29,408)	24,885
1M IRS	JPMorgan Securities, Inc.	29.090	07/04/2022	(2,786,000)	(2,786,000)	(58,143)	(22,204)	(35,939)
1M IRS	JPMorgan Securities, Inc.	29.425	07/04/2022	(2,786,500)	(2,786,500)	(27,057)	(22,292)	(4,765)
1M IRS	MS & Co. Int. PLC	1,267.000	07/06/2022	(5,534,000)	(5,534,000)	(98,666)	(103,215)	4,549
1M IRS	MS & Co. Int. PLC	28.910	07/01/2022	(2,803,000)	(2,803,000)	(75,465)	(22,463)	(53,002)
1M IRS	MS & Co. Int. PLC	29.250	07/01/2022	(5,607,000)	(5,607,000)	(86,791)	(51,041)	(35,750)
1M IRS	MS & Co. Int. PLC	29.650	07/01/2022	(5,544,000)	(5,544,000)	(13,012)	(44,042)	31,030
1M IRS	UBS AG (London)	1,249.000	07/06/2022	(2,767,000)	(2,767,000)	(87,049)	(28,306)	(58,743)
1M IRS	UBS AG (London)	10.188	07/06/2022	(2,747,000)	(2,747,000)	(23,613)	(48,182)	24,569
1M IRS	UBS AG (London)	9.933	07/06/2022	(5,534,000)	(5,534,000)	(160,480)	(114,360)	(46,120)
1M IRS	UBS AG (London)	29.650	07/04/2022	(1,983,000)	(1,983,000)	(6,517)	(4,819)	(1,698)
1M IRS	UBS AG (London)	15.582	07/01/2022	(1,393,000)	(1,393,000)	(60,098)	(25,783)	(34,315)
1M IRS	UBS AG (London)	16.018	07/01/2022	(2,786,000)	(2,786,000)	(45,888)	(19,773)	(26,115)
1M IRS	Deutsche Bank AG (London)	3.342	07/07/2022	(1,375,000)	(1,375,000)	(58,585)	(15,228)	(43,357)
1M IRS	HSBC Bank PLC	4.588	07/07/2022	(423,000)	(423,000)	(11,112)	(5,294)	(5,818)
1M IRS	JPMorgan Securities, Inc.	6.685	07/11/2022	(454,000)	(454,000)	(1,964)	(4,061)	2,097
1M IRS	MS & Co. Int. PLC	3.398	07/07/2022	(2,751,000)	(2,751,000)	(73,798)	(49,335)	(24,463)
1M IRS	Citibank NA	3.491	07/13/2022	(2,722,000)	(2,722,000)	(23,804)	(23,804)	—
1M IRS	MS & Co. Int. PLC	5.110	07/13/2022	(1,361,000)	(1,361,000)	(40,811)	(34,130)	(6,681)
1M IRS	MS & Co. Int. PLC	5.305	07/13/2022	(2,722,000)	(2,722,000)	(26,131)	(29,868)	3,737
1M IRS	MS & Co. Int. PLC	1,305.600	07/13/2022	(5,443,000)	(5,443,000)	(17,145)	(49,324)	32,179
1M IRS	MS & Co. Int. PLC	1.011	07/19/2022	(1,719,618)	(1,719,618)	(5,071)	(12,912)	7,841
1M IRS	UBS AG (London)	9.495	07/07/2022	(1,380,000)	(1,380,000)	(49,835)	(20,148)	(29,687)
1M IRS	UBS AG (London)	9.701	07/07/2022	(2,761,000)	(2,761,000)	(47,186)	(61,811)	14,625
1M IRS	Citibank NA	10.512	07/19/2022	(4,004,000)	(4,004,000)	(17,658)	(17,658)	—
1M IRS	UBS AG (London)	1.115	07/20/2022	(965,000)	(965,000)	(2,032)	(1,828)	(204)
1M IRS	UBS AG (London)	10.080	07/21/2022	(2,664,000)	(2,664,000)	(55,196)	(41,692)	(13,504)

				(129,273,618)	$(129,273,618)	$(1,931,268)	$(1,382,290)	$(548,978)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Puts
1M IRS	BNP Paribas SA	$4.605	07/12/2022	(426,000)	$(426,000)	$(224)	$(4,145)	$3,921
1M IRS	Citibank NA	10.475	07/07/2022	(423,000)	(423,000)	(37)	(3,683)	3,646
1M IRS	Citibank NA	0.625	07/12/2022	(8,579,000)	(8,579,000)	(50,746)	(41,386)	(9,360)
1M IRS	Citibank NA	1.026	07/12/2022	(5,159,000)	(5,159,000)	(142,842)	(78,456)	(64,386)
1M IRS	Citibank NA	1.039	07/12/2022	(2,579,000)	(2,579,000)	(105,772)	(23,143)	(82,629)
1M IRS	Citibank NA	1.002	07/19/2022	(7,647,000)	(7,647,000)	(75,609)	(75,609)	—
1M IRS	Citibank NA	1.015	07/21/2022	(3,896,000)	(3,896,000)	(70,816)	(35,344)	(35,472)
1M IRS	Citibank NA	1.086	07/21/2022	(956,000)	(956,000)	(727)	(1,859)	1,132
1M IRS	Citibank NA	10.618	07/21/2022	(417,000)	(417,000)	(1,351)	(3,514)	2,163
1M IRS	Citibank NA	6.687	07/26/2022	(439,000)	(439,000)	(2,235)	(2,842)	607
1M IRS	HSBC Bank PLC	4.588	07/07/2022	(423,000)	(423,000)	(39)	(3,155)	3,116
1M IRS	HSBC Bank PLC	1.053	07/28/2022	(2,510,000)	(2,510,000)	(31,309)	(25,577)	(5,732)
1M IRS	JPMorgan Securities, Inc.	6.685	07/11/2022	(454,000)	(454,000)	(1,376)	(3,212)	1,836
1M IRS	JPMorgan Securities, Inc.	1.204	07/13/2022	(3,308,000)	(3,308,000)	(16,091)	(12,416)	(3,675)
1M IRS	JPMorgan Securities, Inc.	1.052	07/19/2022	(2,549,000)	(2,549,000)	(26,181)	(30,033)	3,852
1M IRS	MS & Co. Int. PLC	1.204	07/13/2022	(3,308,000)	(3,308,000)	(16,092)	(24,765)	8,673
1M IRS	MS & Co. Int. PLC	0.612	07/14/2022	(6,408,000)	(6,408,000)	(14,528)	(24,942)	10,414
1M IRS	MS & Co. Int. PLC	1.206	07/14/2022	(2,149,000)	(2,149,000)	(12,645)	(9,467)	(3,178)
1M IRS	MS & Co. Int. PLC	1.011	07/19/2022	(1,719,618)	(1,719,618)	(25,528)	(12,912)	(12,616)
1M IRS	Barclays Bank PLC	0.625	07/13/2022	(4,187,000)	(4,187,000)	(26,111)	(17,830)	(8,281)
1M IRS	BofA Securities LLC	4.578	07/01/2022	(429,000)	(429,000)	(1)	(3,191)	3,190
1M IRS	BofA Securities LLC	78.520	07/27/2022	(437,000)	(437,000)	(968)	(2,089)	1,121
1M IRS	BofA Securities LLC	134.400	07/20/2022	(2,664,000)	(2,664,000)	(22,308)	(38,052)	15,744
1M IRS	Citibank NA	0.641	07/06/2022	(8,491,000)	(8,491,000)	(139,868)	(100,042)	(39,826)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Puts (continued)
1M IRS	Citibank NA	$0.653	07/06/2022	(4,245,000)	$(4,245,000)	$(120,169)	$(35,956)	$(84,213)
1M IRS	MS & Co. Int. PLC	1.240	07/04/2022	(4,434,000)	(4,434,000)	(97,431)	(86,070)	(11,361)
1M IRS	MS & Co. Int. PLC	1.261	07/04/2022	(2,217,000)	(2,217,000)	(94,613)	(30,554)	(64,059)
1M IRS	UBS AG (London)	0.640	07/01/2022	(8,554,000)	(8,554,000)	(130,851)	(150,224)	19,373
1M IRS	UBS AG (London)	0.652	07/01/2022	(4,277,000)	(4,277,000)	(114,597)	(34,195)	(80,402)
1M IRS	UBS AG (London)	29.650	07/04/2022	(1,983,000)	(1,983,000)	(2,519)	(4,819)	2,300
1M IRS	UBS AG (London)	0.612	07/14/2022	(6,408,000)	(6,408,000)	(14,527)	(16,484)	1,957
1M IRS	UBS AG (London)	1.087	07/20/2022	(965,000)	(965,000)	(735)	(1,861)	1,126

				(102,640,618)	$(102,640,618)	$(1,358,846)	$(937,827)	$(421,019)

Total written option contracts				(231,914,236)	$(231,914,236)	$(3,290,114)	$(2,320,117)	$(969,997)

TOTAL				64,431,764	$64,431,764	$(950,955)	$(528,894)	$2,577,910

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34
CDX.NA.IG Index 37	— CDX North America Investment Grade Index 37
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 36.0%
Aerospace & Defense(a) – 0.4%
Northrop Grumman Corp.
	$1,925,000	2.930%		01/15/25	$ 1,884,690
Raytheon Technologies Corp.
	775,000	4.125		11/16/28	765,654
	550,000	4.050		05/04/47	488,202
The Boeing Co.
	1,575,000	3.450		11/01/28	1,405,829
	300,000	3.250		02/01/35	228,360
	275,000	3.375		06/15/46	181,954
	100,000	3.625		03/01/48	66,962
	100,000	3.850		11/01/48	71,080
	2,725,000	5.805		05/01/50	2,509,262

					7,601,993

Agriculture(a) – 0.2%
Archer-Daniels-Midland Co.
	1,550,000	2.900		03/01/32	1,401,494
BAT Capital Corp.
	2,000,000	2.259		03/25/28	1,673,780
	425,000	4.758		09/06/49	320,408

					3,395,682

Automotive – 0.6%
General Motors Co.
	1,425,000	5.400		10/02/23	1,446,774
	550,000	4.000		04/01/25	542,591
	200,000	5.950	(a)	04/01/49	186,034
General Motors Financial Co., Inc.(a)
	3,200,000	1.500		06/10/26	2,797,632
General Motors Financial Co., Inc.(a)
	2,425,000	4.300		07/13/25	2,386,952
	300,000	5.650		01/17/29	299,082
	2,825,000	2.350		01/08/31	2,194,206

					9,853,271

Banks – 10.6%
ABN AMRO Bank NV(a)(b) (-1x 5 Year EUR Swap + 4.674%)
EUR	1,600,000	4.375		12/31/99	1,486,479

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Banco Santander SA
$2,400,000	2.746%		05/28/25	$ 2,276,592
400,000	4.250		04/11/27	385,980
800,000	3.306		06/27/29	727,208
800,000	2.749		12/03/30	635,440
Bank of America Corp.
4,810,000	4.200		08/26/24	4,820,678
5,000,000	4.183	(a)	11/25/27	4,865,200
350,000	6.110		01/29/37	379,274
(3M USD LIBOR + 0.990%)
225,000	2.496	(a)(b)	02/13/31	190,415
(3M USD LIBOR + 1.190%)
1,325,000	2.884	(a)(b)	10/22/30	1,158,925
(3M USD LIBOR + 1.370%)
1,550,000	3.593	(a)(b)	07/21/28	1,462,937
(SOFR + 1.220%)
245,000	2.299	(a)(b)	07/21/32	198,034
(SOFR + 1.330%)
1,400,000	2.972	(a)(b)	02/04/33	1,193,318
(SOFR + 1.370%)
3,150,000	1.922	(a)(b)	10/24/31	2,510,581
(SOFR + 1.530%)
3,725,000	1.898	(a)(b)	07/23/31	2,980,335
(SOFR + 1.830%)
5,800,000	4.571	(a)(b)	04/27/33	5,644,734
(SOFR + 2.150%)
5,225,000	2.592	(a)(b)	04/29/31	4,431,479
Barclays PLC(a)(b) (SOFR + 2.714%)
2,600,000	2.852		05/07/26	2,455,700
BNP Paribas SA(c)
3,825,000	3.500		03/01/23	3,822,169
900,000	3.375		01/09/25	879,498
(5 Year USD Swap + 4.149%)
650,000	6.625	(a)(b)	12/31/99	622,440
(SOFR + 1.004%)
3,025,000	1.323	(a)(b)	01/13/27	2,671,377
(SOFR + 2.074%)
1,325,000	2.219	(a)(b)	06/09/26	1,229,560
BPCE SA(c)
2,250,000	4.000		09/12/23	2,246,782
1,150,000	4.625		09/12/28	1,115,972
(SOFR + 1.312%)
1,650,000	2.277	(a)(b)	01/20/32	1,310,925
(SOFR + 1.520%)
1,675,000	1.652	(a)(b)	10/06/26	1,501,286
(SOFR + 1.730%)
3,100,000	3.116	(a)(b)	10/19/32	2,495,345
Capital One NA(a)
1,700,000	2.650		08/08/22	1,699,864

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc.
$2,500,000	4.600%		03/09/26	$ 2,505,300
3,175,000	3.400		05/01/26	3,072,225
2,450,000	4.450		09/29/27	2,408,742
4,925,000	4.125		07/25/28	4,728,394
(3M USD LIBOR + 1.023%)
1,795,000	4.044	(a)(b)	06/01/24	1,790,925
(SOFR + 1.351%)
3,725,000	3.057	(a)(b)	01/25/33	3,164,015
(SOFR + 1.422%)
1,375,000	2.976	(a)(b)	11/05/30	1,199,935
Credit Agricole SA(c)
1,050,000	3.250		10/04/24	1,023,519
(5 Year USD Swap + 4.319%)
600,000	6.875	(a)(b)	12/31/99	579,612
(SOFR + 1.676%)
1,275,000	1.907	(a)(b)	06/16/26	1,174,033
Credit Suisse AG
1,175,000	2.950		04/09/25	1,124,440
4,135,000	1.250		08/07/26	3,615,933
Credit Suisse Group AG
683,000	4.550		04/17/26	666,950
1,400,000	4.282	(a)(c)	01/09/28	1,309,896
(3M USD LIBOR + 1.410%)
1,675,000	3.869	(a)(b)(c)	01/12/29	1,508,053
(SOFR + 1.730%)
1,545,000	3.091	(a)(b)(c)	05/14/32	1,235,598
(SOFR + 3.730%)
1,925,000	4.194	(a)(b)(c)	04/01/31	1,709,361
Deutsche Bank AG(a)(b)
(SOFR + 1.718%)
2,095,000	3.035		05/28/32	1,658,046
(SOFR + 1.870%)
1,725,000	2.129		11/24/26	1,533,353
(SOFR + 2.159%)
1,075,000	2.222		09/18/24	1,038,837
Fifth Third Bancorp(a)
1,235,000	2.375		01/28/25	1,183,352
First-Citizens Bank & Trust Co.(a)(b) (SOFR + 1.715%)
1,500,000	2.969		09/27/25	1,436,805
HSBC Holdings PLC
600,000	4.950		03/31/30	592,458
(3M USD LIBOR + 1.000%)
850,000	2.455	(a)(b)	05/18/24	844,543
(3M USD LIBOR + 1.211%)
1,625,000	3.803	(a)(b)	03/11/25	1,602,429
(SOFR + 1.538%)
3,625,000	1.645	(a)(b)	04/18/26	3,325,357

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Huntington Bancshares, Inc.(a)
$1,625,000	4.000%		05/15/25	$ 1,617,525
ING Groep NV(a)(b)(c) (1 Year CMT + 1.100%)
3,400,000	1.400		07/01/26	3,086,452
JPMorgan Chase & Co.(a)(b)
(3M USD LIBOR + 0.730%)
640,000	3.559		04/23/24	638,214
(3M USD LIBOR + 0.890%)
650,000	3.797		07/23/24	648,122
(3M USD LIBOR + 1.000%)
3,025,000	4.023		12/05/24	3,015,108
(3M USD LIBOR + 1.245%)
2,275,000	3.960		01/29/27	2,225,678
(3M USD LIBOR + 1.337%)
2,150,000	3.782		02/01/28	2,063,140
(3M USD LIBOR + 1.360%)
800,000	3.882		07/24/38	705,552
(SOFR + 1.260%)
3,475,000	2.963		01/25/33	2,983,809
(SOFR + 1.800%)
2,300,000	4.586		04/26/33	2,261,590
(SOFR + 2.040%)
75,000	2.522		04/22/31	63,935
(SOFR + 2.515%)
675,000	2.956		05/13/31	584,132
(SOFR + 3.125%)
1,597,000	4.600		12/31/99	1,354,272
(SOFR + 3.790%)
275,000	4.493		03/24/31	268,573
KeyCorp.(a)(b) (SOFR + 2.060%)
3,615,000	4.789		06/01/33	3,563,884
Macquarie Bank Ltd.(a)(b)(c) (5 year CMT + 1.700%)
2,550,000	3.052		03/03/36	2,046,120
Macquarie Group Ltd.(a)(b)(c) (SOFR + 1.069%)
1,900,000	1.340		01/12/27	1,674,603
Mitsubishi UFJ Financial Group, Inc.
1,700,000	3.751		07/18/39	1,477,436
Morgan Stanley
2,200,000	4.875		11/01/22	2,219,030
525,000	3.875		04/29/24	526,502
3,300,000	3.700		10/23/24	3,292,707
700,000	4.000		07/23/25	700,210
1,631,000	3.950		04/23/27	1,581,108
(3M USD LIBOR + 0.847%)
550,000	3.737	(a)(b)	04/24/24	548,521
(3M USD LIBOR + 1.628%)
325,000	4.431	(a)(b)	01/23/30	315,448
(SOFR + 0.720%)
5,100,000	0.985	(a)(b)	12/10/26	4,520,232
(SOFR + 1.034%)
2,625,000	1.794	(a)(b)	02/13/32	2,066,820

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley – (continued)
(SOFR + 1.143%)
$3,900,000	2.699	%(a)(b)	01/22/31	$ 3,381,066
(SOFR + 1.152%)
1,050,000	2.720	(a)(b)	07/22/25	1,012,914
(SOFR + 1.360%)
3,175,000	2.484	(a)(b)	09/16/36	2,441,353
(SOFR + 3.120%)
1,100,000	3.622	(a)(b)	04/01/31	1,011,362
Natwest Group PLC
1,336,000	3.875		09/12/23	1,332,620
(3M USD LIBOR + 1.550%)
2,100,000	4.519	(a)(b)	06/25/24	2,090,655
(3M USD LIBOR + 1.762%)
400,000	4.269	(a)(b)	03/22/25	395,812
(5 Year CMT + 2.100%)
500,000	3.754	(a)(b)	11/01/29	479,900
State Street Corp.(a)(b) (SOFR + 2.650%)
100,000	3.152		03/30/31	90,421
The Toronto-Dominion Bank
2,625,000	4.456		06/08/32	2,595,679
Truist Bank(a)
1,250,000	2.250		03/11/30	1,046,763
UBS Group AG(c)
2,550,000	4.125		09/24/25	2,529,472
US Bancorp(a)(b) (5 year CMT + 2.541%)
2,750,000	3.700		12/31/99	2,120,002
Wells Fargo & Co.
1,135,000	3.750	(a)	01/24/24	1,137,168
2,700,000	3.000		10/23/26	2,549,340
4,150,000	4.300		07/22/27	4,100,573
Westpac Banking Corp.(a)(b) (5 Year CMT + 2.000%)
700,000	4.110		07/24/34	640,416

				178,434,877

Beverages – 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
850,000	4.700		02/01/36	815,932
6,675,000	4.900		02/01/46	6,295,660
Anheuser-Busch InBev Worldwide, Inc.
1,200,000	4.750	(a)	01/23/29	1,222,872
400,000	4.950		01/15/42	381,228
1,700,000	4.600	(a)	04/15/48	1,530,680

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
Constellation Brands, Inc.(a)
$1,375,000	4.400%	11/15/25	$ 1,381,407
50,000	3.600	02/15/28	47,417
50,000	3.150	08/01/29	45,038
JDE Peet’s NV(a)(c)
1,650,000	1.375	01/15/27	1,420,452
Keurig Dr Pepper, Inc.(a)
1,575,000	4.500	04/15/52	1,387,087

			14,527,773

Biotechnology(a) – 0.2%
CSL Finance PLC(c)
450,000	3.850	04/27/27	446,112
1,200,000	4.250	04/27/32	1,173,336
Royalty Pharma PLC
1,475,000	1.200	09/02/25	1,321,482

			2,940,930

Building Materials(a) – 0.3%
Carrier Global Corp.
3,375,000	2.493	02/15/27	3,079,991
Martin Marietta Materials, Inc.
2,150,000	3.200	07/15/51	1,520,717
Masco Corp.
1,300,000	1.500	02/15/28	1,091,532

			5,692,240

Chemicals(a) – 0.5%
DuPont de Nemours, Inc.
925,000	4.205	11/15/23	930,559
975,000	4.493	11/15/25	981,825
75,000	5.419	11/15/48	74,548
Ecolab, Inc.
364,000	2.750	08/18/55	254,785
Huntsman International LLC
850,000	4.500	05/01/29	799,739
950,000	2.950	06/15/31	789,070
International Flavors & Fragrances, Inc.(c)
2,300,000	1.832	10/15/27	1,980,323
950,000	3.268	11/15/40	721,687

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a) – (continued)
The Sherwin-Williams Co.
$1,900,000	3.450%	06/01/27	$ 1,813,284

			8,345,820

Commercial Services – 0.8%
Ashtead Capital, Inc.(a)(c)
650,000	1.500	08/12/26	565,975
1,000,000	2.450	08/12/31	764,970
CoStar Group, Inc.(a)(c)
2,225,000	2.800	07/15/30	1,870,268
DP World Ltd.(c)
100,000	6.850	07/02/37	108,075
DP World Ltd.
200,000	5.625	09/25/48	186,788
Emory University(a)
4,015,000	2.143	09/01/30	3,517,402
Global Payments, Inc.(a)
875,000	2.650	02/15/25	834,426
PayPal Holdings, Inc.(a)
3,825,000	1.650	06/01/25	3,607,816
75,000	2.650	10/01/26	71,136
S&P Global, Inc.(a)(c)
1,775,000	4.250	05/01/29	1,758,102
The University of Chicago
320,000	5.420	10/01/30	336,582

			13,621,540

Computers(a) – 0.9%
Amdocs Ltd.
1,225,000	2.538	06/15/30	1,038,077
Dell International LLC/EMC Corp.
433,000	5.450	06/15/23	438,001
875,000	5.850	07/15/25	903,035
2,351,000	6.020	06/15/26	2,438,434
176,000	5.300	10/01/29	173,582
200,000	6.200	07/15/30	208,072
540,000	8.100	07/15/36	632,092

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
Hewlett Packard Enterprise Co.
$2,400,000	2.250%		04/01/23	$ 2,381,592
4,325,000	4.450		10/02/23	4,361,114
1,782,000	4.900		10/15/25	1,813,256
410,000	6.350		10/15/45	412,435

				14,799,690

Cosmetics/Personal Care(a)(c) – 0.2%
GSK Consumer Healthcare Capital US LLC
3,675,000	3.375		03/24/27	3,516,791

Diversified Financial Services – 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
1,450,000	3.300		01/23/23	1,446,201
900,000	4.875		01/16/24	898,101
965,000	6.500		07/15/25	986,413
5,125,000	2.450		10/29/26	4,461,569
2,925,000	3.000		10/29/28	2,460,744
700,000	3.300		01/30/32	557,837
375,000	3.400		10/29/33	295,793
Air Lease Corp.(a)
2,250,000	2.300		02/01/25	2,103,547
1,625,000	3.375		07/01/25	1,531,530
1,700,000	2.875		01/15/26	1,560,787
2,200,000	3.750		06/01/26	2,070,948
Ally Financial, Inc.(a)
975,000	1.450		10/02/23	943,069
American Express Co.(a)
555,000	2.500		07/30/24	540,975
700,000	3.625		12/05/24	696,297
Aviation Capital Group LLC(a)(c)
1,600,000	1.950		01/30/26	1,399,472
Avolon Holdings Funding Ltd.(a)(c)
975,000	3.950		07/01/24	939,656
2,125,000	2.875		02/15/25	1,957,167
1,050,000	4.250		04/15/26	977,435
Capital One Financial Corp.
1,050,000	3.500		06/15/23	1,044,855
1,110,000	3.300	(a)	10/30/24	1,084,415

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Nomura Holdings, Inc.
$950,000	2.608%	07/14/31	$ 756,048

			28,712,859

Electrical – 1.4%
Alliant Energy Finance LLC(a)(c)
825,000	3.750	06/15/23	824,695
225,000	4.250	06/15/28	219,517
Ameren Corp.(a)
400,000	3.500	01/15/31	366,552
American Electric Power Co., Inc.(a)
850,000	2.300	03/01/30	715,182
Arizona Public Service Co.(a)
1,175,000	2.950	09/15/27	1,101,891
Avangrid, Inc.(a)
50,000	3.200	04/15/25	48,567
Berkshire Hathaway Energy Co.(a)
1,275,000	3.700	07/15/30	1,223,464
Dominion Energy, Inc.(d)
1,650,000	3.071	08/15/24	1,611,340
Duke Energy Corp.(a)
2,100,000	3.150	08/15/27	1,985,949
Entergy Corp.(a)
1,025,000	2.950	09/01/26	972,202
Exelon Corp.(a)
1,000,000	4.050	04/15/30	959,640
FirstEnergy Corp.(a)
1,125,000	2.250	09/01/30	904,163
NextEra Energy Capital Holdings, Inc.(a)
2,155,000	1.900	06/15/28	1,875,647
NRG Energy, Inc.(a)(c)
1,625,000	3.750	06/15/24	1,592,955
Ohio Power Co.(a)
675,000	2.600	04/01/30	595,951
Pacific Gas & Electric Co.(a)
850,000	2.100	08/01/27	713,890
1,475,000	2.500	02/01/31	1,133,685
500,000	3.300	08/01/40	345,540
Southern California Edison Co.(a)
1,075,000	4.200	03/01/29	1,035,257

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
The Southern Co.(a)
	$1,730,000	3.250%		07/01/26	$ 1,656,994
Vistra Operations Co. LLC(a)(c)
	3,350,000	3.550		07/15/24	3,233,118

					23,116,199

Engineering & Construction(a) – 0.2%
Cellnex Finance Co. SA
EUR	1,900,000	1.250		01/15/29	1,484,130
Mexico City Airport Trust
	$400,000	4.250		10/31/26	366,000
	440,000	3.875	(c)	04/30/28	378,400
	200,000	5.500	(c)	10/31/46	136,500
	340,000	5.500	(c)	07/31/47	231,370
	420,000	5.500		07/31/47	285,810

					2,882,210

Entertainment(a)(c) – 0.6%
Magallanes, Inc.
	5,050,000	4.054		03/15/29	4,629,688
	1,150,000	4.279		03/15/32	1,027,399
	5,025,000	5.050		03/15/42	4,273,461

					9,930,548

Environmental – 0.1%
Republic Services, Inc.(a)
	1,650,000	2.500		08/15/24	1,598,437
The Nature Conservancy
	60,000	0.944		07/01/26	53,971
	75,000	1.304		07/01/28	64,656
Waste Management, Inc.(a)
	925,000	1.150		03/15/28	787,258

					2,504,322

Food & Drug Retailing(a) – 0.2%
Kraft Heinz Foods Co.
	2,035,000	3.750		04/01/30	1,880,564
Sysco Corp.
	225,000	6.600		04/01/40	257,713
	25,000	4.450		03/15/48	21,829

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(a) – (continued)
Sysco Corp. – (continued)
$75,000	6.600%	04/01/50	$ 86,453
Tyson Foods, Inc.
1,250,000	3.900	09/28/23	1,254,162

			3,500,721

Gas(a) – 0.2%
NiSource, Inc.
2,500,000	3.490	05/15/27	2,393,425
325,000	3.600	05/01/30	297,823
The East Ohio Gas Co.(c)
525,000	1.300	06/15/25	482,617

			3,173,865

Healthcare Providers & Services(a) – 1.0%
Adventist Health System
540,000	2.952	03/01/29	494,798
Banner Health
3,235,000	2.338	01/01/30	2,855,162
Baylor Scott & White Holdings
1,140,000	1.777	11/15/30	939,233
Centene Corp.
2,850,000	4.250	12/15/27	2,661,216
2,100,000	2.625	08/01/31	1,685,250
CommonSpirit Health
2,385,000	3.910	10/01/50	1,914,312
DH Europe Finance II S.a.r.l.
1,725,000	2.200	11/15/24	1,655,569
50,000	3.250	11/15/39	41,479
HCA, Inc.
1,590,000	3.500	09/01/30	1,355,857
Rush Obligated Group
1,320,000	3.922	11/15/29	1,269,892
Stanford Health Care
975,000	3.310	08/15/30	902,220
STERIS Irish FinCo UnLtd Co.
501,000	2.700	03/15/31	422,924
Stryker Corp.
475,000	3.375	11/01/25	465,106
75,000	1.950	06/15/30	62,380

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(a) – (continued)
Sutter Health
$605,000	2.294%		08/15/30	$ 517,614
Thermo Fisher Scientific, Inc.
300,000	4.100		08/15/47	279,168

				17,522,180

Home Builders(a) – 0.1%
Lennar Corp.
1,235,000	4.750		11/29/27	1,202,853

Insurance – 0.4%
Arch Capital Finance LLC(a)
1,200,000	4.011		12/15/26	1,179,384
Arch Capital Group Ltd.
1,125,000	7.350		05/01/34	1,349,618
Corebridge Financial, Inc.(a)(c)
2,075,000	3.900		04/05/32	1,861,980
Great-West Lifeco Finance 2018 LP(a)(c)
422,000	4.047		05/17/28	411,834
Marsh & McLennan Cos., Inc.(a)
1,325,000	4.375		03/15/29	1,309,246
Willis North America, Inc.(a)
700,000	2.950		09/15/29	599,466

				6,711,528

Internet(a) – 0.7%
Amazon.com, Inc.
1,300,000	4.800		12/05/34	1,363,453
900,000	3.100		05/12/51	709,902
Baidu, Inc.
450,000	3.425		04/07/30	413,046
Expedia Group, Inc.
475,000	4.625		08/01/27	456,432
825,000	3.800		02/15/28	752,466
1,225,000	2.950		03/15/31	976,484
Netflix, Inc.(c)
3,575,000	4.875		06/15/30	3,280,920
Prosus NV
200,000	3.257	(c)	01/19/27	175,000
420,000	3.680	(c)	01/21/30	335,291
690,000	3.680		01/21/30	550,836

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(a) – (continued)
Prosus NV – (continued)
EUR	100,000	2.031	%(c)	08/03/32	$ 72,571
	$230,000	4.027	(c)	08/03/50	143,578
	210,000	3.832	(c)	02/08/51	127,050
Tencent Holdings Ltd.
	830,000	3.595		01/19/28	789,562
	1,140,000	2.880		04/22/31	980,845

					11,127,436

Investment Companies – 0.1%
Huarong Finance 2017 Co. Ltd.
	200,000	4.750		04/27/27	179,500
Huarong Finance 2019 Co. Ltd.(a)
	390,000	3.875		11/13/29	307,125
JAB Holdings B.V.(a)(c)
	500,000	2.200		11/23/30	392,275

					878,900

Iron/Steel(a) – 0.1%
Steel Dynamics, Inc.
	490,000	2.400		06/15/25	464,011
	1,075,000	1.650		10/15/27	921,995

					1,386,006

Lodging(a) – 0.2%
Hyatt Hotels Corp.
	2,000,000	1.800		10/01/24	1,892,920
Marriott International, Inc.
	2,625,000	2.850		04/15/31	2,177,569

					4,070,489

Machinery – Construction & Mining(a)(c) – 0.1%
The Weir Group PLC
	2,375,000	2.200		05/13/26	2,080,951

Machinery-Diversified(a) – 0.0%
Otis Worldwide Corp.
	625,000	2.293		04/05/27	566,944

Media – 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
	8,750,000	4.908		07/23/25	8,772,487
	6,675,000	3.750		02/15/28	6,145,405

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Comcast Corp.(a)
$1,300,000	3.950%		10/15/25	$ 1,306,617
1,173,000	3.300		02/01/27	1,140,731
1,775,000	3.300		04/01/27	1,718,804
1,550,000	3.150		02/15/28	1,477,460
1,775,000	4.150		10/15/28	1,770,509
100,000	3.750		04/01/40	87,706
275,000	4.700		10/15/48	266,690
Fox Corp.(a)
700,000	4.030		01/25/24	699,986
75,000	5.476		01/25/39	72,836
The Walt Disney Co.
1,800,000	2.200		01/13/28	1,631,430
Time Warner Cable LLC(a)
275,000	5.875		11/15/40	252,244

				25,342,905

Mining – 0.5%
Glencore Funding LLC(c)
1,300,000	4.125	(a)	03/12/24	1,293,370
1,181,000	4.625		04/29/24	1,183,291
1,850,000	1.625	(a)	04/27/26	1,644,724
3,175,000	2.625	(a)	09/23/31	2,560,447
Newcrest Finance Pty Ltd.(a)(c)
525,000	3.250		05/13/30	463,118
Teck Resources Ltd.(a)
900,000	3.900		07/15/30	827,748

				7,972,698

Miscellaneous Manufacturing – 0.1%
GE Capital International Funding Co.
800,000	4.418		11/15/35	748,744
General Electric Co.
950,000	6.750		03/15/32	1,062,737
700,000	5.875		01/14/38	728,861

				2,540,342

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Multi-National(a)(c) – 0.1%
The African Export-Import Bank
$740,000	2.634%		05/17/26	$ 653,346
830,000	3.798		05/17/31	677,977

				1,331,323

Oil Field Services – 0.8%
Devon Energy Corp.(a)
180,000	5.600		07/15/41	178,609
Lundin Energy Finance B.V.(a)(c)
2,425,000	2.000		07/15/26	2,168,726
Marathon Petroleum Corp.(a)
600,000	3.625		09/15/24	594,228
375,000	3.800		04/01/28	354,844
Phillips 66
1,325,000	3.700		04/06/23	1,326,179
375,000	3.850	(a)	04/09/25	373,114
725,000	1.300	(a)	02/15/26	653,080
Qatar Energy(a)(c)
650,000	3.300		07/12/51	503,059
Reliance Industries Ltd.(c)
480,000	2.875		01/12/32	398,947
400,000	3.625		01/12/52	295,325
250,000	3.750		01/12/62	182,358
SA Global Sukuk Ltd.(a)(c)
5,360,000	2.694		06/17/31	4,703,400
Valero Energy Corp.(a)
1,150,000	2.850		04/15/25	1,111,785

				12,843,654

Packaging(a) – 0.1%
Berry Global, Inc.
1,475,000	1.570		01/15/26	1,316,895

Pharmaceuticals(a) – 1.3%
AbbVie, Inc.
3,250,000	4.050		11/21/39	2,896,465
2,625,000	4.250		11/21/49	2,326,721
Bayer US Finance II LLC(c)
850,000	3.875		12/15/23	848,164
Becton Dickinson & Co.
997,000	3.363		06/06/24	986,671
100,000	4.669		06/06/47	93,396

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(a) – (continued)
Bristol-Myers Squibb Co.
$1,200,000	4.125%		06/15/39	$ 1,147,884
Cigna Corp.
5,100,000	4.125		11/15/25	5,113,668
1,300,000	4.900		12/15/48	1,248,091
3,475,000	3.400		03/15/50	2,657,437
CVS Health Corp.
650,000	2.625		08/15/24	636,012
675,000	4.780		03/25/38	638,908
75,000	5.050		03/25/48	71,756
200,000	4.250		04/01/50	171,956
Perrigo Finance Unlimited Co.
2,975,000	4.375		03/15/26	2,814,469
Zoetis, Inc.
100,000	4.450		08/20/48	94,073

				21,745,671

Pipelines – 1.8%
Abu Dhabi Crude Oil Pipeline LLC(c)
1,190,000	4.600		11/02/47	1,122,914
Enbridge, Inc.(a)
3,175,000	2.500		08/01/33	2,567,591
Energy Transfer LP(a)
1,950,000	4.200		09/15/23	1,950,019
1,700,000	2.900		05/15/25	1,617,482
50,000	4.950		06/15/28	49,269
1,225,000	5.250		04/15/29	1,213,914
375,000	5.300		04/15/47	324,630
Enterprise Products Operating LLC(a)
85,000	3.750		02/15/25	84,167
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.625	(c)	03/31/36	161,662
2,987,134	2.940		09/30/40	2,430,781
320,000	3.250	(c)	09/30/40	252,460
Kinder Morgan Energy Partners LP(a)
4,500,000	3.450		02/15/23	4,507,245

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
MPLX LP(a)
$2,151,000	3.375%	03/15/23	$ 2,145,881
2,225,000	2.650	08/15/30	1,857,608
275,000	4.500	04/15/38	241,054
645,000	5.500	02/15/49	599,082
Plains All American Pipeline LP/PAA Finance Corp.(a)
1,100,000	3.850	10/15/23	1,094,346
875,000	3.800	09/15/30	774,209
Sabine Pass Liquefaction LLC(a)
1,650,000	5.625	03/01/25	1,685,755
1,025,000	5.000	03/15/27	1,029,254
Targa Resources Corp.(a)
1,010,000	4.200	02/01/33	914,828
The Williams Cos., Inc.(a)
850,000	3.900	01/15/25	840,310
800,000	4.000	09/15/25	788,240
Western Midstream Operating LP(a)
1,125,000	3.600	02/01/25	1,040,569
475,000	3.950	06/01/25	448,291
225,000	5.450	04/01/44	186,835
165,000	5.300	03/01/48	133,072

			30,061,468

Real Estate Investment Trust(a) – 1.9%
American Campus Communities Operating Partnership LP
2,575,000	3.750	04/15/23	2,568,974
American Homes 4 Rent LP
40,000	2.375	07/15/31	31,957
American Homes 4 Rent LP
723,000	4.900	02/15/29	705,525
American Tower Corp.
2,100,000	3.375	05/15/24	2,068,584
1,750,000	2.400	03/15/25	1,653,680
Crown Castle International Corp.
2,150,000	3.150	07/15/23	2,125,941
CubeSmart LP
1,500,000	4.000	11/15/25	1,480,560
2,350,000	2.500	02/15/32	1,908,693

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Duke Realty LP
$1,075,000	1.750%	07/01/30	$ 877,544
Host Hotels & Resorts LP
1,700,000	2.900	12/15/31	1,349,409
Invitation Homes Operating Partnership LP
1,300,000	2.300	11/15/28	1,093,222
4,520,000	2.000	08/15/31	3,480,536
Kilroy Realty LP
1,025,000	4.750	12/15/28	1,005,146
National Retail Properties, Inc.
790,000	3.900	06/15/24	788,349
1,150,000	4.000	11/15/25	1,143,848
Realty Income Corp.
1,675,000	4.625	11/01/25	1,697,931
400,000	3.950	08/15/27	390,940
875,000	3.400	01/15/28	826,656
50,000	2.850	12/15/32	42,850
Spirit Realty LP
1,200,000	3.400	01/15/30	1,036,452
UDR, Inc.
475,000	2.100	08/01/32	370,405
Ventas Realty LP
975,000	3.500	02/01/25	952,088
VICI Properties LP
2,310,000	4.750	02/15/28	2,206,627
WP Carey, Inc.
505,000	4.600	04/01/24	507,858
445,000	4.000	02/01/25	443,460
1,000,000	3.850	07/15/29	932,480
725,000	2.400	02/01/31	592,137

			32,281,852

Retailing(a) – 0.7%
AutoNation, Inc.
500,000	1.950	08/01/28	417,435
825,000	4.750	06/01/30	774,683
CK Hutchison International 20 Ltd.(c)
200,000	2.500	05/08/30	175,906

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
CK Hutchison International 21 Ltd.(c)
$200,000	2.500%	04/15/31	$ 173,266
Dollar Tree, Inc.
975,000	4.000	05/15/25	971,431
Lowe’s Cos., Inc.
1,900,000	1.700	09/15/28	1,619,674
2,500,000	1.700	10/15/30	2,007,875
2,075,000	4.250	04/01/52	1,796,037
McDonald’s Corp.
650,000	4.200	04/01/50	584,188
Starbucks Corp.
1,850,000	3.800	08/15/25	1,845,856
The Home Depot, Inc.
625,000	3.900	12/06/28	625,238

			10,991,589

Savings & Loans(a)(b)(c) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.855%)
975,000	3.960	07/18/30	908,427

Semiconductors(a) – 0.9%
Broadcom, Inc.(c)
2,165,000	4.150	04/15/32	1,960,061
325,000	3.419	04/15/33	268,668
5,140,000	3.137	11/15/35	3,926,189
161,000	3.187	11/15/36	122,294
3,700,000	3.500	02/15/41	2,790,244
NXP B.V./NXP Funding LLC/NXP USA, Inc.
825,000	3.400	05/01/30	734,934
3,125,000	2.500	05/11/31	2,569,750
2,250,000	2.650	02/15/32	1,849,185
Skyworks Solutions, Inc.
625,000	3.000	06/01/31	509,244
TSMC Global Ltd.(c)
290,000	2.250	04/23/31	245,424

			14,975,993

Software(a) – 0.8%
Fiserv, Inc.
2,775,000	2.750	07/01/24	2,708,872
75,000	4.200	10/01/28	72,457

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
Intuit, Inc.
$675,000	1.350%	07/15/27	$ 590,827
Oracle Corp.
3,175,000	2.875	03/25/31	2,616,009
350,000	3.600	04/01/40	262,129
ServiceNow, Inc.
3,400,000	1.400	09/01/30	2,659,038
Take-Two Interactive Software, Inc.
1,495,000	3.700	04/14/27	1,450,554
VMware, Inc.
700,000	1.800	08/15/28	581,567
100,000	2.200	08/15/31	78,660
Workday, Inc.
1,000,000	3.500	04/01/27	958,030
1,050,000	3.700	04/01/29	984,144
675,000	3.800	04/01/32	617,220

			13,579,507

Telecommunication Services – 2.4%
AT&T, Inc.(a)
6,439,000	2.300	06/01/27	5,880,803
325,000	1.650	02/01/28	280,849
2,375,000	2.750	06/01/31	2,052,451
1,165,000	4.900	08/15/37	1,154,503
3,105,000	4.850	03/01/39	2,962,418
1,325,000	3.500	06/01/41	1,059,073
450,000	5.150	11/15/46	444,249
1,250,000	3.650	06/01/51	977,038
450,000	3.500	09/15/53	341,267
T-Mobile USA, Inc.(a)
2,025,000	3.500	04/15/25	1,982,677
1,350,000	1.500	02/15/26	1,221,062
5,025,000	3.750	04/15/27	4,833,949
125,000	2.050	02/15/28	108,633
2,800,000	3.875	04/15/30	2,614,164

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
T-Mobile USA, Inc.(a) – (continued)
$2,205,000	2.875%		02/15/31	$ 1,830,437
2,150,000	3.500		04/15/31	1,861,405
925,000	3.000		02/15/41	687,220
Telefonica Emisiones SA
1,200,000	4.665		03/06/38	1,068,600
Verizon Communications, Inc.
5,066,000	4.329		09/21/28	5,041,987
75,000	3.875	(a)	02/08/29	72,512
2,251,000	4.016	(a)	12/03/29	2,183,875
2,175,000	4.812		03/15/39	2,140,265

				40,799,437

Transportation(a) – 0.2%
Burlington Northern Santa Fe LLC
800,000	4.050		06/15/48	730,368
Canadian Pacific Railway Co.
1,475,000	2.450		12/02/31	1,265,447
Union Pacific Corp.
2,375,000	2.800		02/14/32	2,112,040

				4,107,855

Trucking & Leasing(c) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,425,000	4.250		01/17/23	1,428,833

TOTAL CORPORATE OBLIGATIONS (Cost $670,405,685)				$ 604,327,067

Foreign Debt Obligations – 1.6%
Sovereign – 1.6%
Abu Dhabi Government International Bond(c)
$460,000	2.500%		10/11/22	$ 459,799
420,000	3.125		10/11/27	409,972
Israel Government AID Bond(e)
1,200,000	5.500		12/04/23	1,239,960
2,400,000	5.500		04/26/24	2,496,672
4,700,000	5.500		09/18/33	5,532,511
Korea Development Bank
720,000	2.000		02/24/25	692,215
Kuwait International Government Bond
4,120,000	3.500		03/20/27	4,102,747

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Mexico Government International Bond
	$200,000	3.750%		01/11/28	$ 191,900
Perusahaan Penerbit SBSN Indonesia III
	2,030,000	4.550		03/29/26	2,042,434
Republic of Indonesia
	420,000	4.125	(c)	01/15/25	418,504
	380,000	4.125		01/15/25	378,646
	450,000	3.350		03/12/71	315,612
Republic of Panama(a)
	210,000	4.500		01/19/63	162,435
Republic of Peru(a)
	10,000	2.780		12/01/60	6,180
	100,000	3.230	(f)	07/28/21	61,488
Republic of Romania
	3,000,000	3.000	(c)	02/27/27	2,645,250
EUR	100,000	2.000	(c)	01/28/32	71,182
	$690,000	5.125		06/15/48	536,173
EUR	360,000	3.375	(c)	01/28/50	223,009
	580,000	4.000		02/14/51	376,928
Republic of Uruguay(a)
	$280,000	4.375		01/23/31	283,028
State of Israel(g)
	200,000	4.500		03/04/20	181,250
United Mexican States(a)
	$240,000	3.250		04/16/30	211,095
	200,000	4.750		04/27/32	192,200
EUR	839,000	1.450		10/25/33	598,041
	$1,746,000	3.500		02/12/34	1,443,942
	1,960,000	3.771		05/24/61	1,268,855
	600,000	3.750		04/19/71	380,175

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $29,437,478)					$ 26,922,203

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – 4.0%
Collateralized Loan Obligations(c) – 3.8%
AGL CLO 3 Ltd. Series 2020-3A, Class A (3M USD LIBOR + 1.300%)
$4,100,000	2.344%	01/15/33	$ 3,992,432
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
4,000,000	2.264	04/15/33	3,886,664
Atlas Senior Loan Fund XIII Series 2019-13A, Class CR (3M USD LIBOR + 2.650%)
2,100,000	3.786	04/22/31	1,937,794
Crown City CLO I Series 2020-1A, Class A2R (3M USD LIBOR + 1.750%)
4,600,000	2.813	07/20/34	4,305,347
Crown City CLO I Series 2020-1A, Class BR (3M USD LIBOR + 2.100%)
2,900,000	3.163	07/20/34	2,619,608
Diameter Capital CLO1 Ltd. Series 2021-1A, Class A1A (3M USD LIBOR + 1.240%)
5,250,000	2.284	07/15/36	5,056,768
Galaxy XVIII CLO Ltd. Series 2018-28A, Class A2 (3M USD LIBOR + 1.300%)
6,000,000	2.344	07/15/31	5,899,284
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A (3M USD LIBOR + 1.450%)
6,250,000	2.736	11/30/32	6,146,775
Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
3,500,000	2.398	04/14/33	3,396,144
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR (3M USD LIBOR + 1.140%)
2,150,000	2.203	07/02/35	2,085,681
OHA Credit Funding 5 Ltd. Series 2020-5A, Class A2A (3M USD LIBOR + 1.450%)
2,000,000	2.494	04/18/33	1,936,696
Palmer Square CLO Ltd. Series 2019-1A, Class A1R (3M USD LIBOR + 1.150%)
6,000,000	2.561	11/14/34	5,806,668
Recette CLO Ltd. Series 2015-1A, Class ARR (3M USD LIBOR + 1.080%)
7,000,000	2.143	04/20/34	6,706,238
Venture CDO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
6,900,000	2.324	04/15/33	6,672,714
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
3,250,000	2.588	07/28/32	3,169,901

			63,618,714

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities (b)– (continued)
Student Loan – 0.2%
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
$647,630	1.176%	09/26/33	$ 628,664
Educational Funding of the South, Inc. Series 2011-1, Class A2 (3M USD LIBOR + 0.650%)
805,290	1.834	04/25/35	801,890
Higher Education Funding I Series 2014-1, Class A(c) (3M USD LIBOR + 1.050%)
1,297,325	2.574	05/25/34	1,293,732
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
1,879,572	2.774	09/25/65	1,879,570

			4,603,856

TOTAL ASSET-BACKED SECURITIES (Cost $70,599,806)			$ 68,222,570

Mortgage-Backed Obligations – 38.6%
Collateralized Mortgage Obligations – 0.7%
Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB(-1x1M USD LIBOR + 37.567%)
$4,863	30.523%	02/16/32	$ 5,300

Sequential Fixed Rate – 0.1%
FHLMC REMIC Series 2755, Class ZA
244,689	5.000	02/15/34	256,179
FHLMC REMIC Series 4246, Class PT
105,948	6.500	02/15/36	115,330
FNMA REMIC Series 2011-52, Class GB
459,372	5.000	06/25/41	480,349
FNMA REMIC Series 2011-99, Class DB
453,744	5.000	10/25/41	473,993
FNMA REMIC Series 2012-111, Class B
76,528	7.000	10/25/42	84,372
FNMA REMIC Series 2012-153, Class B
271,267	7.000	07/25/42	298,389

			1,708,612

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – 0.6%
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2(c)(SEOFR30A + 1.650%)
	$884,000	2.576%	12/25/41	$ 791,733
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2(c) (SOFR30A + 1.550%)
	978,000	2.476	10/25/41	923,394
CSMC Series 2021-NQM8, Class A1(c)
	8,469	1.841	10/25/66	7,619
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2(c) (SOFR30A + 2.800%)
	508,313	3.726	10/25/50	509,437
FHLMC STACR REMIC Trust Series 2021-DNA5, Class M2(c) (SOFR30A + 1.650%)
	670,817	2.576	01/25/34	646,978
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A(c) (SOFR30A + 1.000%)
	1,975,000	1.926	01/25/42	1,905,502
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1A(c) (SOFR30A + 2.000%)
	684,085	2.926	04/25/42	669,824
FHLMC STACR REMIC Trust Series 2022-HQA1, Class M1B(c) (SOFR30A + 3.500%)
	780,000	4.426	03/25/42	755,731
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
	81,181	2.092	01/19/36	78,204
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
	67,245	2.344	10/25/34	64,710
JPMorgan Mortgage Trust Series 2021-6, Class A3(c)
	23,011	2.500	10/25/51	19,654
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1(c)
	3,741,694	2.520	05/25/52	3,175,678
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP SONIO + 0.969%)
GBP	387,327	1.570	11/15/49	471,280
Mill City Mortgage Loan Trust Series 2017-2, Class A3(c)
	$379,765	3.086	07/25/59	372,190
Verus Securitization Trust Series 2021-8, Class A1(c)
	11,027	1.824	11/25/66	11,027
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7
	12,351	2.614	02/25/33	11,631
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1
	104,669	3.500	07/25/49	102,546

				10,517,138

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 12,231,050

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 0.9%
Sequential Fixed Rate – 0.6%
Bank Series 2019-BN21, Class A5
$950,000	2.851%	10/17/52	$ 865,261
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E(c)
2,024,000	2.500	11/15/52	1,318,087
DOLP Trust Series 2021-NYC, Class A(c)
4,650,000	2.956	05/10/41	4,021,866
Sunnova Sol IV Issuer LLC Series 2021-PF1, Class AS
2,526,000	2.778	11/15/54	2,131,724
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class D(c)
2,200,000	2.500	04/15/55	1,443,043

			9,779,981

Sequential Floating Rate(b) – 0.3%
BX Trust Series 2021-ARIA, Class C (1M USD LIBOR + 1.646%)(c)
2,750,000	2.970	10/15/36	2,572,828
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
3,100,000	4.000	04/15/55	2,981,512

			5,554,340

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 15,334,321

Federal Agencies – 37.0%
Adjustable Rate FNMA(b) – 0.1%
1,480	2.965	06/01/33	1,528
131,729	2.332	06/01/35	133,017
575,046	2.052	09/01/34	586,890
228,111	2.480	07/01/34	234,212
326,812	2.614	05/01/35	333,327

			1,288,974

FHLMC – 0.1%
3,182	5.000	05/01/23	3,190
14,167	5.500	10/01/25	14,734
8,306	7.500	12/01/30	9,202
4,167	7.500	01/01/31	4,613
5,435	5.000	10/01/33	5,703
1,178	5.000	04/01/35	1,236
8,236	5.000	07/01/35	8,684
48,098	5.000	12/01/35	50,497
112,733	5.000	01/01/38	118,666
210,091	5.000	01/01/39	221,354
87,172	5.000	06/01/39	91,881
8,144	4.000	06/01/40	8,237
4,013	5.000	08/01/40	4,218
1,395	4.500	11/01/40	1,438
62,305	4.000	02/01/41	63,014
2,142	5.000	04/01/41	2,257

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$4,110	5.000%	06/01/41	$ 4,329
4,399	4.000	11/01/41	4,458
1,227,546	4.500	08/01/48	1,261,315

			1,879,026

FNMA – 0.0%
9,894	8.000	02/01/31	10,622
12,874	7.000	03/01/31	13,420

			24,042

GNMA – 14.9%
4,542	6.000	11/15/38	4,943
38,989	5.000	07/15/40	40,909
32,254	5.000	01/15/41	33,515
3,093	4.000	02/20/41	3,121
4,886	4.000	11/20/41	4,931
812	4.000	01/20/42	819
2,603	4.000	04/20/42	2,627
1,621	4.000	10/20/42	1,640
25,103	4.000	08/20/43	25,388
2,346	4.000	03/20/44	2,371
2,894	4.000	05/20/44	2,925
199,945	4.000	11/20/44	202,088
13,104	4.000	05/20/45	13,237
1,780,453	4.000	07/20/45	1,797,306
28,008	4.000	10/20/45	28,273
4,827,084	3.500	04/20/47	4,739,416
5,117,803	3.500	12/20/47	5,024,854
143,644	4.500	02/20/48	147,901
381,466	4.500	04/20/48	390,983
1,001,237	4.500	05/20/48	1,025,279
979,676	5.000	07/20/48	1,008,992
1,633,257	4.500	08/20/48	1,670,179
908,506	5.000	08/20/48	935,408
6,879	3.500	09/20/48	6,754
6,926,962	4.500	09/20/48	7,081,391
1,109,741	5.000	10/20/48	1,141,908
3,571,668	5.000	11/20/48	3,675,197
6,298,554	4.500	12/20/48	6,438,973
1,989,012	5.000	12/20/48	2,046,045
3,566,689	4.500	01/20/49	3,645,089
3,174,436	5.000	01/20/49	3,264,467
2,436,953	4.000	02/20/49	2,437,364
772,236	4.500	02/20/49	789,271
2,172,706	4.000	03/20/49	2,172,902
631,285	4.500	03/20/49	645,014
1,091,809	5.000	03/20/49	1,122,348
10,051	3.500	04/20/49	9,873
2,479,539	4.000	04/20/49	2,479,182
753,493	4.000	05/20/49	753,326
3,923,739	3.000	08/20/49	3,740,976
23,871	3.500	08/20/49	23,354
2,861,363	5.000	08/20/49	2,939,608
1,492,563	3.500	09/20/49	1,459,823
18,774,074	3.000	10/20/49	17,889,551
922,314	4.500	10/20/49	940,858
717,966	3.500	12/20/49	702,025
2,136,587	3.500	02/20/50	2,089,150
202,147	3.500	06/20/50	197,443

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$466,197	3.500%	07/20/50		$ 455,660
1,302,089	4.000	01/20/51		1,299,765
3,080,874	3.500	03/20/51		3,012,062
864,034	3.000	07/20/51		816,098
4,758,860	3.000	11/20/51		4,504,017
7,696,178	3.000	12/20/51		7,287,744
7,000,000	2.000	TBA-30yr	(h)	6,214,925
19,000,000	2.500	TBA-30yr	(h)	17,377,687
49,000,000	3.000	TBA-30yr	(h)	46,169,084
59,000,000	4.500	TBA-30yr	(h)	59,728,672
18,000,000	5.000	TBA-30yr	(h)	18,422,319

				250,087,030

UMBS – 9.7%
1,345	5.500	09/01/23		1,355
580	5.500	10/01/23		584
14,521	7.000	08/01/27		15,297
678	6.500	09/01/27		710
32,173	7.000	03/01/28		33,933
1,170	6.500	05/01/28		1,235
9,321	4.500	04/01/39		9,648
4,570	4.500	05/01/39		4,722
6,185	4.500	07/01/39		6,399
18,368	4.500	08/01/39		18,986
166,839	4.500	12/01/39		172,433
9,519	4.500	04/01/41		9,807
268,999	4.500	05/01/41		277,140
45,020	4.500	08/01/41		46,470
12,165	3.000	11/01/42		11,627
343,971	3.000	12/01/42		328,771
513,457	3.000	01/01/43		490,768
69,655	3.000	02/01/43		66,577
545,548	3.000	03/01/43		521,442
952,028	3.000	04/01/43		909,959
646,984	3.000	05/01/43		618,393
64,071	3.000	06/01/43		61,239
554,106	3.000	07/01/43		529,620
349,936	5.000	05/01/44		368,899
3,203,978	4.000	12/01/44		3,237,197
1,678,047	4.500	04/01/45		1,733,672
210,761	4.500	05/01/45		218,143
479,173	4.500	06/01/45		491,710
17,665,660	3.500	07/01/45		17,290,814
10,383,189	4.000	08/01/45		10,459,624
10,720,625	4.000	01/01/46		10,762,299
65,092	4.000	03/01/46		65,255
40,090	4.000	06/01/46		40,138
10,769	4.000	08/01/46		10,782
98,215	4.000	10/01/46		98,332
140,819	4.000	06/01/47		141,223
1,829,785	4.500	07/01/47		1,873,986
482,295	4.500	11/01/47		494,213
235,234	4.000	12/01/47		236,055
872,441	4.000	01/01/48		875,216
2,382,322	4.000	02/01/48		2,387,990
60,984	4.500	02/01/48		61,359

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$1,749,887	4.000%	03/01/48	$ 1,753,420
97,952	4.500	05/01/48	99,699
1,335,650	4.000	06/01/48	1,339,062
16,772	4.500	06/01/48	17,072
1,247,287	4.000	07/01/48	1,250,150
14,496	4.500	07/01/48	14,753
2,046,186	4.000	08/01/48	2,048,857
10,363	4.500	08/01/48	10,450
1,091,037	4.500	09/01/48	1,115,595
2,155,403	4.500	11/01/48	2,190,577
3,850,482	5.000	11/01/48	3,991,378
1,633,039	4.500	12/01/48	1,658,085
1,809,663	4.500	01/01/49	1,837,755
987,432	3.000	02/01/49	937,407
1,330,519	4.500	02/01/49	1,351,167
$4,659	4.500	03/01/49	4,730
649,813	4.500	06/01/49	659,420
2,395,622	3.500	07/01/49	2,337,787
2,408,372	4.500	07/01/49	2,437,411
1,550,372	3.500	08/01/49	1,512,942
1,327,395	4.500	08/01/49	1,343,340
7,266,583	3.000	09/01/49	6,862,020
1,414,555	3.000	10/01/49	1,335,801
1,999,580	3.000	12/01/49	1,879,779
159,605	4.500	01/01/50	160,634
153,271	4.500	02/01/50	155,537
10,813,131	4.000	03/01/50	10,786,696
2,835,749	4.500	03/01/50	2,852,034
57,001	4.500	04/01/50	57,773
1,840,114	4.500	05/01/50	1,853,103
9,281,058	3.000	12/01/50	8,744,038
251,215	4.500	03/01/51	252,828
12,894,578	2.500	05/01/51	12,248,830
27,286,485	2.500	09/01/51	24,687,305
768,030	4.500	10/01/51	772,539
165,108	4.500	03/01/52	166,019
5,615,697	4.500	04/01/52	5,658,618
1,408,237	4.500	05/01/52	1,419,357

			162,787,990

UMBS, 30 Year, Single Family(h) – 12.2%
72,000,000	2.000	TBA-30yr	62,475,754
64,000,000	2.500	TBA-30yr	57,519,968
16,000,000	3.500	TBA-30yr	15,381,869
3,000,000	4.000	TBA-30yr	2,957,342
26,000,000	4.500	TBA-30yr	26,095,472
39,000,000	5.000	TBA-30yr	39,786,084

			204,216,489

TOTAL FEDERAL AGENCIES			$ 620,283,551

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $665,603,307)			$ 647,848,922

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – 2.6%
Federal Farm Credit Banks Funding Corp.
$7,050,000	2.850%	03/28/34	$ 6,455,544
Federal Farm Credit Banks Funding Corp.
11,930,000	2.900	04/12/32	11,331,949
FFCB
3,840,000	3.300	05/19/32	3,787,622
FHLB
$6,800,000	2.125	06/09/23	6,743,016
3,500,000	3.375	09/08/23	3,518,550
750,000	3.375	12/08/23	753,585
2,400,000	5.000	09/28/29	2,640,864
FNMA
3,700,000	1.875	09/24/26	3,523,436
4,200,000	6.250	05/15/29	4,982,082

TOTAL AGENCY DEBENTURES (Cost $44,944,030)			$ 43,736,648

Municipal Debt Obligations – 1.4%
Arizona – 0.1%
City of Tucson AZ Taxable Series A(a)
$100,000	1.457%	07/01/28	$ 86,883
690,000	1.932	07/01/31	574,242
City of Yuma AZ Pledged Revenue Taxable Series 2021
35,000	1.749	07/15/28	30,856
65,000	2.102	07/15/30	55,843

			747,824

California – 0.5%
Bay Area Toll Authority Revenue Bonds Taxable Refunding Series F1(a)
820,000	1.633	04/01/28	728,996
California State GO Bonds Build America Taxable Series 2009(a)
950,000	7.500	04/01/34	1,219,318
1,650,000	7.550	04/01/39	2,238,205
California Statewide Communities Development Authority Revenue Bonds Taxable Refunding Series 2021
95,000	1.807	02/01/30	78,371
525,000	1.877	02/01/31	423,951
Los Angeles Municipal Improvement Corp.RB Taxable Refunding Series A(a)
765,000	1.648	11/01/28	665,765
2,295,000	2.074	11/01/30	1,946,718

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles Municipal Improvement Corp. RB Taxable Refunding Series C(a)
$245,000	1.831%	11/01/29	$ 209,686
Port Of Oakland RB Taxable Refunding Series R(a)
330,000	1.949	05/01/28	294,435
55,000	2.099	05/01/30	47,124
385,000	2.199	05/01/31	325,222
San Francisco Municipal Transportation Agency Revenue Refunding Series A
555,000	1.302	03/01/28	481,617
San Jose Financing Authority Lease RB Taxable Refunding Series A(a)
345,000	1.812	06/01/29	298,168
195,000	1.862	06/01/30	164,958

			9,122,534

Florida(a) – 0.0%
Florida State Board of Administration Finance Corp. RB Taxable Series A
595,000	2.154	07/01/30	516,893

Illinois – 0.2%
Illinois State GO Bonds Build America Series 2010(a)
160,000	6.630	02/01/35	170,385
1,595,000	7.350	07/01/35	1,739,822
Illinois State GO Bonds Taxable-Pension Series 2003
1,170,000	5.100	06/01/33	1,177,125

			3,087,332

Louisiana – 0.2%
City of New Orleans LA Sewerage Service Revenue Taxable Revenue Series 2021(a)
60,000	0.958	06/01/26	53,229
110,000	1.409	06/01/28	93,257
City of New Orleans LA Water System Revenue Taxable Refunding Series 2021(a)
45,000	1.008	12/01/26	39,152
105,000	1.459	12/01/28	87,265
Louisiana Local Government Environmental Facilities & Community Development Authority
2,270,000	4.275	02/01/36	2,257,353

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)
Louisiana State Transportation Authority Revenue Taxable Refunding Series A(a)
$50,000	1.138%		02/15/26	$ 45,626
50,000	1.648		02/15/28	44,200
60,000	1.997		02/15/30	51,550
State of Louisiana Unclaimed Property Revenue Taxable Refunding Series 2021(a)
105,000	1.059		09/01/26	94,325
100,000	1.543		09/01/28	87,118

				2,853,075

Maryland – 0.0%
State of Maryland Department of Transportation Revenue Taxable Refunding Series A
65,000	1.303		08/01/28	55,416

New York – 0.3%
Metropolitan Transportation Authority Revenue Series 2010(a)
395,000	5.989		11/15/30	433,130
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B(a)
2,670,000	5.175		11/15/49	2,754,904
Port Authority of New York & New Jersey Revenue Bonds Taxable Series AAA
1,795,000	1.086		07/01/23	1,761,732

				4,949,766

Ohio(a) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,640,000	6.270		02/15/50	1,894,428

Pennsylvania – 0.0%
Commonwealth of Pennsylvania Department of Community & Economic Development Revenue Taxable Refunding Series C
125,000	2.758		06/01/30	113,614

Texas – 0.0%
City of Houston TX Airport System Revenue Taxable Refunding Series 2020
355,000	2.235		07/01/29	313,394

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $24,019,386)				$ 23,654,276

U.S. Treasury Obligations – 25.3%
United States Treasury Bonds
$6,530,000	4.250	(i)%	05/15/39	$ 7,455,423
75,750,000	4.250	(i)	11/15/40	85,550,156

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Bonds – (continued)
$13,000,000	3.750%		11/15/43	$ 13,591,094
210,000	3.375		05/15/44	207,211
15,240,000	2.875	(i)	11/15/46	13,889,831
104,460,000	3.000	(i)	02/15/47	97,523,203
38,410,000	2.375		11/15/49	32,432,444
United States Treasury Notes
4,600,000	2.625		02/28/23	4,596,945
77,930,000	1.500		02/29/24	76,094,383
2,630,000	2.000		04/30/24	2,583,975
2,920,000	1.125		01/15/25	2,784,266
20,000	0.500		02/28/26	18,228
960,000	2.500	(i)	02/28/26	941,550
19,910,000	3.250		06/30/27	20,105,989
3,960,000	1.250		03/31/28	3,577,613
18,320,000	1.250		06/30/28	16,479,412
28,510,000	2.375		03/31/29	27,298,325
19,610,000	3.250		06/30/29	19,842,869

TOTAL U.S. TREASURY OBLIGATIONS (Cost $480,439,115)				$ 424,972,917

Shares			Dividend Rate	Value

Investment Company(j) – 4.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	75,673,605		1.367%	$ 75,673,605
(Cost $75,673,605)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 4.2%
Certificate of Deposit – 0.5%
Royal Bank of Canada
$7,832,000	2.010%	12/23/22	$ 7,831,990

Commercial Paper(k) – 3.7%
Chariot Funding LLC
16,400,000	0.000	08/10/22	16,366,025
Entergy Corp.
6,302,000	0.000	07/28/22	6,292,834
Liberty Street Funding LLC
23,489,000	0.000	10/12/22	23,326,347
Versailles Commercial Paper LLC
16,522,000	0.000%	10/28/22	16,522,000

			62,507,206

TOTAL SHORT-TERM INVESTMENTS (Cost $70,337,739)			$ 70,339,196

TOTAL INVESTMENTS – 118.2% (Cost $2,131,460,151)			$1,985,697,404

LIABILITIES IN EXCESS OF OTHER ASSETS – (18.2)%			(306,320,623)

NET ASSETS – 100.0%			$1,679,376,781

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2022.

(e)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $9,269,143, which represents approximately 0.6% of the Fund’s net assets as of June 30, 2022.

(f)	Actual maturity date is July 28, 2121.

(g)	Actual maturity date is April 03, 2120.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $352,129,176 which represents approximately 21.0% of the Fund’s net assets as of June 30, 2022.

(i)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(j)	Represents an affiliated issuer.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	USD	2,497,822	GBP	2,033,477	09/22/22	$18,441
JPMorgan Securities, Inc.	USD	3,002,045	EUR	2,834,645	07/28/22	25,838
Morgan Stanley & Co.	USD	73,959	EUR	69,683	07/28/22	796

TOTAL						$45,075

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	EUR	1,290,499	USD	1,366,709	07/28/22	(11,763)

FORWARD SALES CONTRACTS — At June 30, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	3.500%	TBA-30yr	07/21/2022	$(3,000,000)	$(2,913,742)
GNMA	4.000	TBA-30yr	07/21/2022	(5,000,000)	(4,975,855)

TOTAL (Proceeds Receivable: $8,055,195)					$(7,889,597)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	324	09/30/22	$68,045,063	$(4,435)
5 Year U.S. Treasury Notes	780	09/30/22	87,555,000	392,078
10 Year U.S. Treasury Notes	327	09/21/22	38,759,719	415,599

Total				$803,242

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(282)	09/21/22	(35,919,750)	460,909
Ultra Long U.S. Treasury Bonds	(111)	09/21/22	(17,132,156)	(213,720)
5 Year German Euro-Bobl	(16)	09/08/22	(2,082,319)	(3,953)
10 Year German Euro-Bund	(1)	09/08/22	(155,914)	(1,814)
10 Year U.K. Long Gilt	(45)	09/28/22	(6,243,655)	252,849
20 Year U.S. Treasury Bonds	(411)	09/21/22	(56,974,875)	849,061

Total				$1,343,332

TOTAL FUTURES CONTRACTS				$2,146,574

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M STIBOR(a)	2.250%(c)	09/21/24	SEK	232,710	(d)	$(230,052)	$(178,704)	$(51,348)
1.750(c)	6M EURO(a)	09/21/24	EUR	20,700	(d)	(80,297)	64,627	(144,924)
2.587(c)	3M SOFR(c)	11/30/26		$18,530	(d)	180,877	445	180,432
3M STIBOR(a)	2.500(c)	09/21/27	SEK	43,180	(d)	(57,697)	(34,868)	(22,829)
SOFR(c)	2.750(c)	09/21/27		$30	(d)	(101)	(869)	768
6M AUDOR(b)	3.500(b)	09/21/27	AUD	19,660	(d)	(273,530)	(281,188)	7,657
3M NZDOR(a)	3.750(b)	09/21/27	NZD	6,480	(d)	(62,515)	(67,027)	4,512
0.750(c)	6M EURO(b)	09/21/27	EUR	530	(d)	30,799	29,225	1,575
1.750(c)	6M GBP(c)	09/21/27	GBP	2,180	(d)	95,684	90,895	4,789
2.750(c)	SOFR(c)	09/21/27		$23,040	(d)	77,140	193,712	(116,572)
SOFR(c)	2.500(c)	06/04/29		10,230	(d)	(39,582)	(6,899)	(32,682)
2.420(c)	6M EURO(b)	07/04/29	EUR	2,860	(d)	(14,467)	(2,067)	(16,534)
2.570(c)	SOFR(c)	06/04/31		$26,970	(d)	101,016	26,324	74,692
6M EURO(b)	0.250(c)	03/16/32	EUR	5,190		(6,531)	—	(6,531)
0.250(c)	6M EURO(b)	03/16/32		6,620		7,806	—	7,806
1.897(c)	6M EURO(b)	04/27/32		1,280	(d)	38,973	21	38,952
SOFR(c)	2.734(c)	05/15/32		$8,270		(39,843)	47,750	(87,593)
6M EURO(b)	2.129(c)	05/17/32	EUR	5,370	(d)	(108,022)	7,868	(115,890)
1.754(c)	6M EURO(c)	05/17/32		5,370	(d)	131,930	(2,350)	134,280
6M EURO(b)	2.000(c)	05/26/32		4,310	(d)	(112,413)	(23,797)	(88,616)
0.500(c)	6M JYOR(c)	05/26/32	JPY	1,354,000	(d)	124,416	7,350	117,066
6M GBP(c)	2.000(c)	06/07/32	GBP	5,110	(d)	(183,940)	47,141	(231,081)
6M EURO(b)	1.000(c)	09/21/32	EUR	8,590	(d)	(1,015,241)	(1,007,568)	(7,673)
6M CHFOR(c)	1.250(c)	09/21/32	CHF	7,900	(d)	(357,123)	(344,618)	(12,505)
SOFR(c)	2.750(c)	09/21/32		$12,160	(d)	(71,964)	(119,967)	48,003
3M NIBOR(b)	3.000(c)	09/21/32	NOK	26,750	(d)	(71,256)	22,093	(93,349)
6M CDOR(b)	3.250(b)	09/21/32	CAD	7,560	(d)	(223,465)	(235,381)	11,916
6M AUDOR(b)	3.750(b)	09/21/32	AUD	760	(d)	(17,292)	(47,702)	30,410
3.750(b)	3M NZDOR(a)	09/21/32	NZD	820	(d)	16,512	16,427	85
2.500(c)	3M STIBOR(a)	09/21/32	SEK	91,640	(d)	253,244	229,772	23,472
1.500(c)	6M GBP(c)	09/21/32	GBP	5,250	(d)	473,745	495,096	(21,351)
0.000(c)	6M JYOR(a)	09/21/32	JPY	470,410	(d)	174,204	149,206	24,998
2.750(c)	SOFR(c)	09/21/32		$5,580	(d)	33,023	55,354	(22,331)
3M LIBOR(c)	2.730(c)	06/04/33		17,120	(d)	(68,805)	(14,521)	(54,284)
6M EURO(b)	2.005(c)	04/27/37	EUR	2,800	(d)	(90,978)	63	(91,041)
6M EURO(b)	2.530(c)	06/15/37		2,970	(d)	(32,710)	(5,735)	(26,975)
6M EURO(b)	2.855(c)	07/04/37		3,440	(d)	20,606	1,654	18,952
1.363(c)	6M EURO(b)	04/27/42		1,600	(d)	35,266	56	35,210
1.868(c)	6M EURO(b)	06/15/42		6,990	(d)	21,948	1,017	20,931
6M EURO(b)	1.490(c)	06/16/47		4,000	(d)	17,277	(3,955)	21,232
6M EURO(c)	1.355(c)	05/17/52		1,730	(d)	(135,605)	(4,133)	(131,472)
1.329(c)	6M EURO(b)	05/17/52		1,730	(d)	132,119	3,801	128,318
1.560(c)	6M EURO(b)	07/06/52		1,690	(d)	12,265	(79)	12,344

TOTAL						$(1,334,583)	$(884,752)	$(449,831)

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Payments made Annually.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2022.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 11	3.000%	6.953%	Citibank NA	11/18/54	$2,450	$(394,603)	$(365,566)	$(29,037)
Markit CMBX Series 10	3.000	8.150	Citibank NA	11/17/59	4,250	(744,282)	(446,761)	(297,521)
Markit CMBX Series 11	3.000	6.953	JPMorgan Securities, Inc.	11/18/54	350	(56,372)	(103,012)	46,641

TOTAL						$(1,195,257)	$(915,339)	$(279,917)

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 34	1.000%	0.961%	06/20/25	$ 150,025	$207,046	$1,286,501	$(1,079,455)
CDX.NA.IG Index 37	1.000	0.946	12/20/26	53,350	133,253	845,863	(712,610)
CDX.NA.IG Index 38	1.000	1.006	06/20/27	43,025	911	322,770	(321,859)
General Electric Co. 2.700%, 10/09/22	1.000	1.537	06/20/26	3,875	(75,050)	41,941	(116,991)
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.684	12/20/26	2,610	35,140	51,515	(16,375)
Nordstrom, Inc., 6.950%, 03/15/22	1.000	3.075	06/20/24	5,525	(212,691)	(10,567)	(202,124)
Nordstrom, Inc., 6.950%, 03/15/22	1.000	3.713	12/20/24	1,950	(120,746)	(31,385)	(89,361)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.417	06/20/24	2,950	33,998	19,628	14,370
Republic of Chile, 3.240%, 02/06/28	1.000	1.129	06/20/27	2,540	(14,221)	30,403	(44,624)
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.440	06/20/27	7,770	(151,691)	21,075	(172,766)
State of Qatar, 9.750%, 06/15/30	1.000	0.492	12/20/24	90	1,121	922	199
The Boeing Co., 8.750%, 08/15/21	1.000	1.841	06/20/24	1,225	(19,107)	10,489	(29,596)
United Mexican States, 4.150%, 03/28/27	1.000	1.750	06/20/27	3,980	(132,896)	(38,210)	(94,686)

TOTAL					$(314,934)	$2,550,945	$(2,865,878)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3M IRS	BNP Paribas SA	$1.515	08/12/2022	2,270,000	$2,270,000	$3,239	$18,721	$(15,482)
1Y IRS	Citibank NA	0.420	10/10/2022	25,900,000	25,900,000	691	56,068	(55,377)
1Y IRS	Citibank NA	0.459	10/10/2022	23,650,000	23,650,000	676	51,699	(51,023)
1Y IRS	Citibank NA	0.516	11/15/2022	26,330,000	26,330,000	1,516	61,829	(60,313)
6M IRS	Citibank NA	1.361	07/12/2022	21,700,000	21,700,000	9	136,548	(136,539)
9M IRS	Deutsche Bank AG (London)	1.850	11/22/2022	62,600,000	62,600,000	16,971	212,376	(195,405)
9M IRS	Deutsche Bank AG (London)	2.700	04/28/2023	5,310,000	5,310,000	154,119	197,181	(43,062)
1Y IRS	JPMorgan Securities, Inc.	0.281	09/08/2022	21,480,000	21,480,000	209	41,037	(40,828)
2Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	13,700,000	13,700,000	1,572	138,664	(137,092)
9M IRS	JPMorgan Securities, Inc.	1.800	11/16/2022	62,700,000	62,700,000	14,189	203,775	(189,586)
1Y IRS	MS & Co. Int. PLC	0.544	11/16/2022	23,970,000	23,970,000	1,476	56,449	(54,973)

				289,610,000	$289,610,000	$194,668	$1,174,347	$(979,680)

Puts
9M IRS	Deutsche Bank AG (London)	$3.000	05/05/2023	5,240,000	$5,240,000	$139,657	$183,315	$(43,658)

Total purchased option contracts				294,850,000	$294,850,000	$334,325	$1,357,662	$(1,023,338)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
3M IRS	BNP Paribas SA	$1.221	08/12/2022	(2,180,000)	$(2,180,000)	$(2,876)	$(10,404)	$7,528
3M IRS	BNP Paribas SA	1.315	08/12/2022	(440,000)	(440,000)	(1,211)	(8,795)	7,584
1M IRS	BofA Securities LLC	2.386	07/13/2022	(4,050,000)	(4,050,000)	(92,310)	(49,963)	(42,347)
1Y IRS	Citibank NA	0.379	10/10/2022	(2,670,000)	(2,670,000)	(314)	(56,074)	55,760
1Y IRS	Citibank NA	0.425	10/10/2022	(2,420,000)	(2,420,000)	(335)	(51,712)	51,377
1Y IRS	Citibank NA	0.553	11/15/2022	(2,720,000)	(2,720,000)	(1,411)	(61,825)	60,414
6M IRS	Citibank NA	1.594	07/12/2022	(6,960,000)	(6,960,000)	(1)	(136,635)	136,634
1M IRS	Citibank NA	2.014	07/06/2022	(4,110,000)	(4,110,000)	(4,846)	(46,598)	41,752
1M IRS	Citibank NA	2.362	07/27/2022	(4,380,000)	(4,380,000)	(105,333)	(68,372)	(36,961)
9M IRS	Deutsche Bank AG (London)	1.348	11/22/2022	(62,600,000)	(62,600,000)	(5,677)	(75,216)	69,539
9M IRS	Deutsche Bank AG (London)	1.599	11/22/2022	(62,600,000)	(62,600,000)	(9,909)	(137,159)	127,250
1Y IRS	Deutsche Bank AG (London)	2.013	04/28/2023	(5,310,000)	(5,310,000)	(51,996)	(75,117)	23,121
1Y IRS	Deutsche Bank AG (London)	2.356	04/28/2023	(5,310,000)	(5,310,000)	(91,749)	(122,065)	30,316
1M IRS	Deutsche Bank AG (London)	2.856	07/06/2022	(4,760,000)	(4,760,000)	(35,528)	(47,778)	12,250
1M IRS	Deutsche Bank AG (London)	3.100	07/21/2022	(4,760,000)	(4,760,000)	(134,663)	(60,809)	(73,854)
1M IRS	Deutsche Bank AG (London)	3.154	07/13/2022	(4,760,000)	(4,760,000)	(150,145)	(61,940)	(88,205)
1M IRS	JPMorgan Securities, Inc.	2.479	07/20/2022	(4,290,000)	(4,290,000)	(134,365)	(66,984)	(67,381)
1Y IRS	JPMorgan Securities, Inc.	0.363	09/08/2022	(2,210,000)	(2,210,000)	(62)	(40,912)	40,850
2Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(2,700,000)	(2,700,000)	(436)	(140,244)	139,808
9M IRS	JPMorgan Securities, Inc.	1.290	11/16/2022	(62,700,000)	(62,700,000)	(4,558)	(75,240)	70,682
9M IRS	JPMorgan Securities, Inc.	1.545	11/16/2022	(62,700,000)	(62,700,000)	(8,120)	(128,535)	120,415
1Y IRS	MS & Co. Int. PLC	0.599	11/16/2022	(2,480,000)	(2,480,000)	(1,513)	(56,530)	55,017
1M IRS	MS & Co. Int. PLC	3.010	07/27/2022	(4,760,000)	(4,760,000)	(109,549)	(58,965)	(50,584)

				(321,870,000)	$(321,870,000)	$(946,907)	$(1,637,872)	$690,965

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
1M IRS	BofA Securities LLC	$2.386	07/13/2022	(4,050,000)	$(4,050,000)	$(12,546)	$(49,963)	$37,417
1M IRS	Citibank NA	2.362	07/27/2022	(4,380,000)	(4,380,000)	(33,826)	(68,372)	34,546
1M IRS	Citibank NA	2.014	07/06/2022	(4,110,000)	(4,110,000)	(67,700)	(46,598)	(21,102)
1M IRS	Deutsche Bank AG (London)	2.856	07/06/2022	(4,760,000)	(4,760,000)	(12,301)	(47,778)	35,477
1M IRS	Deutsche Bank AG (London)	3.154	07/13/2022	(4,760,000)	(4,760,000)	(4,539)	(61,940)	57,401
1M IRS	Deutsche Bank AG (London)	3.100	07/21/2022	(4,760,000)	(4,760,000)	(13,302)	(60,809)	47,507
9M IRS	Deutsche Bank AG (London)	3.446	05/05/2023	(5,240,000)	(5,240,000)	(80,607)	(115,975)	35,368
9M IRS	Deutsche Bank AG (London)	3.891	05/05/2023	(5,240,000)	(5,240,000)	(46,466)	(67,340)	20,874
1M IRS	JPMorgan Securities, Inc.	2.479	07/20/2022	(4,290,000)	(4,290,000)	(14,317)	(66,984)	52,667
1M IRS	MS & Co. Int. PLC	3.010	07/27/2022	(4,760,000)	(4,760,000)	(26,092)	(58,964)	32,872

				(46,350,000)	$(46,350,000)	$(311,697)	$(644,723)	$333,027

Total written option contracts				(368,220,000)	$(368,220,000)	$(1,258,604)	$(2,282,595)	$1,023,992

TOTAL				(73,370,000)	$(73,370,000)	$(924,279)	$(924,933)	$654

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
2Y IRS	— 2 Year Interest Rate Swaptions
3M IRS	— 3 Month Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
9M IRS	— 9 Month Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34
CDX.NA.IG Index 37	— CDX North America Investment Grade Index 37
CDX.NA.IG Index 38	— CDX North America Investment Grade Index 38
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Sovereign Debt Obligations – 30.4%
British Pound – 1.3%
State of North Rhine-Westphalia Germany
GBP	400,000	2.125%	06/13/25	$ 481,364
United Kingdom Gilt
	1,990,000	3.500	01/22/45	2,779,469
	840,000	1.500	07/31/53	798,649
	220,000	1.750	07/22/57	222,046
	710,000	3.500	07/22/68	1,128,313

				5,409,841

Canadian Dollar – 1.1%
British Columbia Province of Canada
CAD	2,600,000	2.850	06/18/25	1,988,802
	2,000,000	4.950	06/18/40	1,701,833
Ontario Province of Canada
	1,700,000	2.600	06/02/25	1,290,822
	2,300,000	4.650	06/02/41	1,885,618
Province of Quebec Canada
	2,390,000	2.250	09/15/26	2,863,991

				9,731,066

Chinese Yuan – 5.7%
China Government Bond
CNY	18,480,000	3.250	06/06/26	2,833,354
	19,000,000	2.850	06/04/27	2,862,954
	12,660,000	3.280	12/03/27	1,949,115
	68,240,000	3.010	05/13/28	10,323,601
	12,180,000	2.910	10/14/28	1,830,192
	22,460,000	3.250	11/22/28	3,445,704
	36,130,000	3.020	05/27/31	5,451,513
	2,890,000	4.080	10/22/48	482,921
	30,170,000	3.860	07/22/49	4,877,832
	5,390,000	3.390	03/16/50	804,232

				34,861,418

Euro – 6.3%
Bundesschatzanweisungen
EUR	1,080,000	0.010	12/15/23	1,125,720

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
Finland Government Bond(a)
EUR	1,380,000	0.125%		09/15/31	$ 1,244,531
French Republic Government Bond OAT
	4,140,000	0.010		02/25/27	4,084,710
	1,550,000	1.250	(a)	05/25/36	1,444,770
	1,700,000	4.500		04/25/41	2,351,493
	310,000	3.250		05/25/45	373,649
	210,000	2.000	(a)	05/25/48	202,484
	800,000	1.750	(a)	05/25/66	670,286
Ireland Government Bond
	430,000	0.200		10/18/30	396,292
	920,000	0.350		10/18/32	819,285
Italy Buoni Poliennali Del Tesoro
	5,400,000	0.010		08/01/26	5,175,657
	3,220,000	0.900		04/01/31	2,803,349
	1,680,000	6.000		05/01/31	2,158,723
	1,170,000	2.150	(a)	09/01/52	896,317
	100,000	2.800	(a)	03/01/67	84,723
Kingdom of Belgium
	1,080,000	4.000		03/28/32	1,343,883
	960,000	4.250	(a)	03/28/41	1,264,421
	250,000	2.150	(a)	06/22/66	230,656
Portugal Obrigacoes do Tesouro OT(a)
	1,200,000	1.950		06/15/29	1,263,601
Republic of Austria Government Bond(a)
	1,270,000	0.010		10/20/28	1,208,254
	280,000	2.100	(b)	12/31/99	251,997
	280,000	0.850	(c)	06/30/20	134,131
Republic of Indonesia(a)
	650,000	2.625		06/14/23	686,830
	240,000	2.150		07/18/24	248,962
Republic of Romania
	$970,000	3.000	(a)	02/27/27	855,298
EUR	630,000	2.124		07/16/31	466,190
	70,000	2.000	(a)	01/28/32	49,827
	400,000	3.375	(a)	01/28/50	247,788

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
Spain Government Bond(a)
EUR	870,000	1.250%	10/31/30	$ 848,817
	3,430,000	2.550	10/31/32	3,607,804
	700,000	2.900	10/31/46	729,758
	1,110,000	3.450	07/30/66	1,222,968

				38,493,174

Indonesian Rupiah – 0.1%
Indonesia Treasury Bond
IDR	2,324,000,000	6.500	02/15/31	148,979
	7,391,000,000	6.375	04/15/32	467,596
	1,439,000,000	6.375	07/15/37	88,142

				704,717

Israeli Shekel – 0.1%
Israel Government Bond
ILS	2,430,000	2.000	03/31/27	682,893

Japanese Yen – 13.1%
Japan Government Five Year Bond
JPY	1,679,300,000	0.100	09/20/25	12,437,439
Japan Government Thirty Year Bond
	274,200,000	2.500	09/20/34	2,508,279
	95,000,000	1.400	12/20/45	755,687
	793,400,000	1.000	03/20/52	5,545,497
Japan Government Twenty Year Bond
	491,750,000	1.300	06/20/35	3,982,747
	812,000,000	1.200	09/20/35	6,496,838
	1,308,000,000	0.800	03/20/42	9,494,761
Japan Government Two Year Bond
	1,999,250,000	0.005	06/01/24	14,757,583
Japan Treasury Discount Bill(d)
	1,721,350,000	0.000	09/26/22	12,691,404
	1,584,450,000	0.000	07/11/22	11,678,312

				80,348,547

South Korean Won – 0.6%
Korea Development Bank
	$200,000	2.000	02/24/25	192,282

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
South Korean Won – (continued)
Korea Treasury Bond
KRW	2,598,070,000	1.875%		06/10/29	$ 1,782,376
	2,641,660,000	1.375		12/10/29	1,732,524

					3,707,182

Singapore Dollar – 0.2%
Singapore Government Bond
SGD	2,150,000	2.750		07/01/23	1,553,345

Thai Baht – 0.0%
Thailand Government Bond
THB	9,080,000	1.585		12/17/35	207,308

United States Dollar – 1.9%
Abu Dhabi Government International Bond
	$500,000	3.125	(a)	10/11/27	488,062
	600,000	4.125	(a)	10/11/47	557,925
	1,370,000	4.125		10/11/47	1,273,929
Republic of Indonesia
	200,000	4.125	(a)	01/15/25	199,288
	4,340,000	4.125		01/15/25	4,324,539
	790,000	3.850	(a)	07/18/27	773,361
	200,000	4.350		01/11/48	174,272
Republic of Peru(e)
	10,000	2.780		12/01/60	6,180
	100,000	3.230	(f)	07/28/21	61,488
Republic of Qatar(a)
	950,000	5.103		04/23/48	993,937
Republic of Uruguay(e)
	190,000	4.375		01/23/31	192,054
Saudi Government International Bond
	1,640,000	3.250		11/17/51	1,234,100
United Mexican States(e)
	1,521,000	3.771		05/24/61	984,657
	360,000	3.750		04/19/71	228,105

					11,491,897

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS (Cost $199,567,210)					$187,191,388

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 32.6%
Aerospace & Defense(e) – 0.7%
Northrop Grumman Corp.
	$1,700,000	2.930%		01/15/25	$ 1,664,402
Raytheon Technologies Corp.
	27,000	3.650		08/16/23	27,020
Teledyne Technologies, Inc.
	1,250,000	0.950		04/01/24	1,182,325
The Boeing Co.
	1,075,000	5.150		05/01/30	1,031,344
	225,000	3.250		02/01/35	171,270
	225,000	3.375		06/15/46	148,871
	80,000	3.625		03/01/48	53,570
	80,000	3.850		11/01/48	56,864
	80,000	5.805		05/01/50	73,666

					4,409,332

Agriculture(e) – 0.3%
BAT Capital Corp.
	50,000	3.557		08/15/27	45,786
	1,450,000	2.259		03/25/28	1,213,490
Imperial Brands Finance PLC
EUR	355,000	3.375		02/26/26	367,071

					1,626,347

Automotive – 1.1%
General Motors Financial Co., Inc.
	$1,725,000	1.500	(e)	06/10/26	1,508,099
EUR	100,000	1.694	(e)	03/26/25	100,626
	195,000	0.850	(e)	02/26/26	183,194
	$650,000	5.000		04/09/27	637,533
	200,000	5.650	(e)	01/17/29	199,388
	650,000	4.300	(e)	04/06/29	598,891
Hyundai Capital America(a)(e)
	2,425,000	1.650		09/17/26	2,140,305
PACCAR Financial Corp.
	725,000	0.900		11/08/24	681,913

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Volkswagen Leasing GmbH
EUR	600,000	1.625%		08/15/25	$ 607,033

					6,656,982

Banks – 11.5%
ABN AMRO Bank NV(a)(e)(g) (1 year CMT + 0.800%)
	$1,200,000	1.542		06/16/27	1,055,856
AIB Group PLC(e)(g)
(3M USD LIBOR + 1.874%)
	1,250,000	4.263	(a)	04/10/25	1,229,300
(-1X 1 year EUR Swap + 0.750%)
EUR	375,000	0.500		11/17/27	340,605
(-1X 5 year EUR Swap + 3.300%)
	675,000	2.875		05/30/31	641,645
Australia & New Zealand Banking Group Ltd.(a)(e)(g) (5 Year CMT + 1.288%)
	$750,000	2.950		07/22/30	707,235
Banco Santander SA
	800,000	2.706		06/27/24	781,760
	1,400,000	3.490		05/28/30	1,239,070
EUR	500,000	1.625		10/22/30	412,243
	$800,000	2.749		12/03/30	635,440
Bank of America Corp.(e)(g)
(3M USD LIBOR + 0.810%)
	2,900,000	3.366		01/23/26	2,808,099
(SOFR + 2.150%)
	375,000	2.592		04/29/31	318,049
(SOFR + 1.330%)
	15,000	2.972		02/04/33	12,786
(SOFR + 1.830%)
	1,431,000	4.571		04/27/33	1,392,692
Bank of Ireland Group PLC(e)(g)
(-1X 1 year EUR Swap + 0.770%)
EUR	625,000	0.375		05/10/27	574,309
(-1X 1 year EUR Swap + 1.650%)
	575,000	1.375		08/11/31	516,102
Barclays PLC(e)(g) (1 year CMT + 1.050%)
	$1,025,000	2.279		11/24/27	909,390
BNP Paribas SA
	1,450,000	3.375	(a)	01/09/25	1,416,969
	1,250,000	3.375		01/09/25	1,221,525
(SOFR + 2.074%)
	550,000	2.219	(a)(e)(g)	06/09/26	510,384
(SOFR + 1.004%)
	575,000	1.323	(a)(e)(g)	01/13/27	507,783
(5 Year USD Swap + 1.483%)
	950,000	4.375	(a)(e)(g)	03/01/33	882,322

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
BPCE SA(a)
	$2,350,000	4.000%		09/12/23	$ 2,346,639
(SOFR + 1.520%)
	1,000,000	1.652	(e)(g)	10/06/26	896,290
CaixaBank SA
EUR	400,000	1.125		05/17/24	412,381
(-1X 3M Euribor + 0.850%)
	700,000	0.375	(e)(g)	11/18/26	662,284
(-1X 3M Euribor + 1.000%)
	500,000	0.750	(e)(g)	05/26/28	452,447
Citigroup, Inc.
	$1,210,000	3.500		05/15/23	1,209,516
GBP	600,000	2.750	(e)	01/24/24	720,622
(SOFR + 0.686%)
	$1,575,000	0.776	(e)(g)	10/30/24	1,502,644
(SOFR + 2.842%)
	1,700,000	3.106	(e)(g)	04/08/26	1,634,652
(SOFR + 3.914%)
	25,000	4.412	(e)(g)	03/31/31	23,944
(SOFR + 2.086%)
	575,000	4.910	(e)(g)	05/24/33	567,606
Commerzbank AG
EUR	550,000	4.000		03/23/26	563,594
Commonwealth Bank of Australia(a)(e)(g) (5 Year CMT + 2.050%)
	$1,000,000	3.610		09/12/34	891,970
Credit Agricole SA(a)(e)(g)
(SOFR + 1.676%)
	300,000	1.907		06/16/26	276,243
(SOFR + 0.892%)
	1,100,000	1.247		01/26/27	969,815
Credit Suisse AG
	1,000,000	2.950		04/09/25	956,970
Credit Suisse Group AG(a)(e)(g)
(SOFR + 1.560%)
	1,550,000	2.593		09/11/25	1,459,371
(3M USD LIBOR + 1.410%)
	2,800,000	3.869		01/12/29	2,520,924
Danske Bank A/S(a)(e)(g) (1 year CMT + 1.750%)
	1,275,000	4.298		04/01/28	1,209,758
Deutsche Bank AG
	1,000,000	0.962		11/08/23	958,700
(SOFR + 2.159%)
	600,000	2.222	(e)(g)	09/18/24	579,816
(SOFR + 1.870%)
	275,000	2.129	(e)(g)	11/24/26	244,448
(-1X 3M Euribor + 2.050%)
EUR	1,600,000	1.750	(e)(g)	11/19/30	1,382,724
Erste Group Bank AG(e)(g) (-1X 5Y EUAMDB + 2.100%)
	600,000	1.625		09/08/31	562,730
Fifth Third Bancorp(e)
	$575,000	2.375		01/28/25	550,954

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
HSBC Holdings PLC
(3M USD LIBOR + 1.211%)
	$2,150,000	3.803	%(e)(g)	03/11/25	$ 2,120,136
	200,000	4.250		08/18/25	197,194
	450,000	4.950		03/31/30	444,344
(SOFR + 2.530%)
	800,000	4.762	(e)(g)	03/29/33	738,912
ING Groep NV(e)(g)
(SOFR + 1.830%)
	400,000	4.017		03/28/28	381,720
(SOFR + 2.070%)
	225,000	4.252		03/28/33	209,570
Intesa Sanpaolo SpA
EUR	325,000	1.350		02/24/31	254,304
JPMorgan Chase & Co.(e)(g)
(3M USD LIBOR + 0.730%)
	$305,000	3.559		04/23/24	304,149
(3M USD LIBOR + 0.890%)
	300,000	3.797		07/23/24	299,133
(SOFR + 1.560%)
	3,125,000	4.323		04/26/28	3,077,094
(SOFR + 2.515%)
	750,000	2.956		05/13/31	649,035
(SOFR + 1.260%)
	1,040,000	2.963		01/25/33	892,996
(SOFR + 1.800%)
	488,000	4.586		04/26/33	479,850
Kreditanstalt fuer Wiederaufbau
EUR	3,000,000	0.625	(h)	01/07/28	2,989,487
	2,100,000	2.000		11/15/29	2,232,781
Macquarie Bank Ltd.(a)(e)(g) (5 year CMT + 1.700%)
	$800,000	3.052		03/03/36	641,920
Macquarie Group Ltd.(a)(e)(g)
(SOFR + 1.069%)
	400,000	1.340		01/12/27	352,548
(3M USD LIBOR + 1.372%)
	380,000	3.763		11/28/28	357,633
Morgan Stanley(e)(g)
(SOFR + 1.290%)
	1,098,000	2.943		01/21/33	941,293
(SOFR + 1.360%)
	775,000	2.484		09/16/36	595,921
Natwest Group PLC
	200,000	3.875		09/12/23	199,494
(1 year CMT + 0.900%)
	700,000	1.642	(e)(g)	06/14/27	614,754
Santander UK Group Holdings PLC(e)(g)
(SOFR + 0.787%)
	1,250,000	1.089		03/15/25	1,168,312
(1 year CMT + 1.250%)
	1,000,000	1.532		08/21/26	895,780
Societe Generale SA(a)(e)(g) (1 year CMT + 1.100%)
	1,500,000	1.488		12/14/26	1,323,060

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Standard Chartered PLC(a)(e)(g)
(1 year CMT + 0.880%)
	$325,000	1.214%	03/23/25	$ 306,586
(1 year CMT + 1.000%)
	1,550,000	1.456	01/14/27	1,368,929
The Norinchukin Bank(a)
	1,050,000	1.284	09/22/26	933,985
The PNC Financial Services Group, Inc.(e)
	600,000	3.500	01/23/24	600,168
Wells Fargo & Co.(e)(g) (SOFR + 2.000%)
	2,450,000	2.188	04/30/26	2,296,777
Westpac Banking Corp.(e)(g)
(5 year CMT + 1.350%)
	1,200,000	2.894	02/04/30	1,137,216
(5 year CMT + 1.750%)
	475,000	2.668	11/15/35	381,178

				71,056,865

Beverages – 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(e)
	750,000	4.900	02/01/46	707,377
Anheuser-Busch InBev SA
EUR	415,000	2.700	03/31/26	439,992
Bacardi Ltd.(a)(e)
	$1,200,000	4.700	05/15/28	1,186,440
Constellation Brands, Inc.(e)
	1,500,000	4.400	11/15/25	1,506,990
Diageo Finance PLC(e)
EUR	180,000	2.375	05/20/26	189,635
Keurig Dr Pepper, Inc.(e)
	$776,000	4.417	05/25/25	783,015
	325,000	4.500	04/15/52	286,224

				5,099,673

Biotechnology(e) – 0.0%
Amgen, Inc.
	350,000	4.200	02/22/52	307,076

Building Materials(e) – 0.1%
Carrier Global Corp.
	145,000	2.493	02/15/27	132,326
Holcim Finance Luxembourg SA
EUR	205,000	0.500	11/29/26	192,399

				324,725

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – 0.4%
DuPont de Nemours, Inc.(e)
$600,000	4.493%	11/15/25	$ 604,200
International Flavors & Fragrances, Inc.(a)(e)
450,000	1.230	10/01/25	406,318
200,000	1.832	10/15/27	172,202
Sasol Financing International Ltd.
560,000	4.500	11/14/22	557,900
Syngenta Finance NV(a)(e)
550,000	4.441	04/24/23	551,617
400,000	4.892	04/24/25	398,416

			2,690,653

Commercial Services – 0.2%
DP World Crescent Ltd.
200,000	4.848	09/26/28	199,300
DP World Ltd.
390,000	5.625	09/25/48	364,236
Moody’s Corp.(e)
710,000	3.100	11/29/61	490,006

			1,053,542

Computers(e) – 1.2%
Dell International LLC/EMC Corp.
1,250,000	6.020	06/15/26	1,296,487
875,000	5.300	10/01/29	862,978
75,000	6.200	07/15/30	78,027
Hewlett Packard Enterprise Co.
1,200,000	4.450	10/02/23	1,210,020
1,850,000	4.900	10/15/25	1,882,449
250,000	6.350	10/15/45	251,485
HP, Inc.
1,650,000	4.000	04/15/29	1,544,301

			7,125,747

Diversified Financial Services – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(e)
525,000	3.000	10/29/28	441,672
325,000	3.300	01/30/32	258,996

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
AIG Global Funding(a)
	$224,000	2.300%		07/01/22	$ 224,000
Air Lease Corp.(e)
	1,150,000	3.250		03/01/25	1,098,330
	575,000	2.875		01/15/26	527,913
American Express Co.(e)
	255,000	2.500		07/30/24	248,556
Aviation Capital Group LLC(a)(e)
	400,000	1.950		01/30/26	349,868
Avolon Holdings Funding Ltd.(a)(e)
	400,000	3.950		07/01/24	385,500
Capital One Financial Corp.(e)
	505,000	3.300		10/30/24	493,360
Nomura Holdings, Inc.
	400,000	2.608		07/14/31	318,336

					4,346,531

Electrical – 1.0%
Ameren Corp.(e)
	150,000	2.500		09/15/24	145,496
CMS Energy Corp.(e)(g) (5 year CMT + 2.900%)
	550,000	3.750		12/01/50	425,711
DTE Energy Co.
	498,000	2.250		11/01/22	496,262
Electricite de France SA(e)
	1,450,000	4.500	(a)	09/21/28	1,408,472
(12 year EUR Swap + 3.794%)
EUR	100,000	5.375	(g)	01/29/49	95,803
Enel Finance International NV(a)(e)
	$675,000	2.875		07/12/41	449,732
Enel SpA(e)(g)
(5 year EUR Swap + 2.580%)
EUR	235,000	3.375		11/24/81	216,147
(-1X 5 year EUR Swap + 1.719%)
	1,275,000	1.375		12/31/99	1,014,448
Engie SA(e)
	200,000	1.000		03/13/26	199,689
Pacific Gas & Electric Co.(e)
	$625,000	3.000		06/15/28	540,806
	250,000	2.500		02/01/31	192,150
	100,000	3.300		08/01/40	69,108
	200,000	3.500		08/01/50	133,580

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Sempra Energy(e)
	$700,000	3.400%		02/01/28	$ 661,066

					6,048,470

Engineering & Construction(e) – 0.3%
Mexico City Airport Trust
	540,000	3.875	(a)	04/30/28	464,400
	200,000	5.500	(a)	10/31/46	136,500
	430,000	5.500	(a)	07/31/47	292,615
	200,000	5.500		07/31/47	136,100
Technip Energies NV
EUR	1,025,000	1.125		05/28/28	875,324

					1,904,939

Entertainment(a)(e) – 0.3%
Magallanes, Inc.
	$325,000	4.054		03/15/29	297,950
	1,300,000	4.279		03/15/32	1,161,407
	483,000	5.050		03/15/42	410,763

					1,870,120

Forest Products&Paper(e) – 0.0%
Smurfit Kappa Acquisitions ULC
EUR	185,000	2.875		01/15/26	191,300

Gas(e) – 0.2%
ONE Gas, Inc.
	$1,225,000	1.100		03/11/24	1,164,791

Healthcare Providers & Services(e) – 0.6%
American Medical Systems Europe BV
EUR	1,325,000	0.750		03/08/25	1,332,687
DENTSPLY SIRONA, Inc.
	$775,000	3.250		06/01/30	654,534
HCA, Inc.(a)
	250,000	3.375		03/15/29	219,740
Medtronic Global Holdings SCA
EUR	400,000	0.250		07/02/25	397,559
Thermo Fisher Scientific Finance I BV
	675,000	0.010		11/18/25	656,988

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(e) – (continued)
UnitedHealth Group, Inc.
	$375,000	4.750%		05/15/52	$ 375,067

					3,636,575

Insurance(e) – 1.3%
Ageas SA(g) (-1X 3M Euribor + 3.100%)
EUR	600,000	1.875		11/24/51	480,783
Allianz SE(g)
(-1X 5 year EUR Swap + 2.770%)
	800,000	2.625		12/31/99	603,183
(5 year CMT + 2.165%)
	$800,000	3.200	(a)	12/31/99	584,504
American International Group, Inc.
	2,150,000	3.900		04/01/26	2,104,398
Aviva PLC(g) (5 Year UK Government Bond + 2.850%)
GBP	450,000	6.125		11/14/36	561,951
CNP Assurances
EUR	700,000	0.375		03/08/28	602,734
Corebridge Financial, Inc.(a)
	$1,450,000	3.900		04/05/32	1,301,143
Helvetia Europe SA(g) (-1X 5 year EUR Swap + 3.950%)
EUR	550,000	2.750		09/30/41	480,274
La Mondiale SAM
	600,000	2.125		06/23/31	504,003
Legal & General Group PLC(g) (-1X 5 year UK Government Bond + 4.050%)
GBP	500,000	3.750		11/26/49	525,569

					7,748,542

Internet(e) – 0.3%
Expedia Group, Inc.
	$1,150,000	3.250		02/15/30	955,040
Prosus NV(a)
	210,000	3.680		01/21/30	167,646
	200,000	4.027		08/03/50	124,850
	200,000	3.832		02/08/51	121,000
Tencent Holdings Ltd.
	200,000	3.595		01/19/28	190,256

					1,558,792

Investment Companies – 0.5%
Huarong Finance II Co. Ltd.
	370,000	5.000		11/19/25	349,188
	200,000	4.625		06/03/26	183,000

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Investment Companies – (continued)
JAB Holdings B.V.
EUR	2,700,000	1.000%		12/20/27	$ 2,419,532

					2,951,720

Iron/Steel(e) – 0.2%
Steel Dynamics, Inc.
	$1,275,000	1.650		10/15/27	1,093,529

Lodging(e) – 0.3%
Marriott International, Inc.
	1,500,000	4.650		12/01/28	1,467,045
	700,000	2.850		04/15/31	580,685

					2,047,730

Media(e) – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
	900,000	4.500		02/01/24	905,562
	3,400,000	4.908		07/23/25	3,408,738
	650,000	4.800		03/01/50	514,969
Comcast Corp.
	1,000,000	3.700		04/15/24	1,002,980

					5,832,249

Mining – 0.6%
Glencore Funding LLC(a)
	1,400,000	4.125		05/30/23	1,401,218
	650,000	4.125	(e)	03/12/24	646,685
	575,000	1.625	(e)	04/27/26	511,198
	775,000	4.875	(e)	03/12/29	754,951
Newmont Corp.(e)
	400,000	2.600		07/15/32	330,028

					3,644,080

Miscellaneous Manufacturing – 0.1%
General Electric Co.
	300,000	6.750		03/15/32	335,601

Multi-National – 1.3%
Asian Development Bank
GBP	4,200,000	1.125		06/10/25	4,933,105
European Investment Bank
EUR	1,240,000	0.875		01/14/28	1,249,611

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Multi-National – (continued)
FMS Wertmanagement(h)
GBP	1,100,000	1.375%		03/07/25	$ 1,301,256
The African Export-Import Bank(a)(e)
	$390,000	2.634		05/17/26	344,331
	360,000	3.798		05/17/31	294,062

					8,122,365

Oil Field Services – 1.0%
BP Capital Markets America, Inc.(e)
	700,000	3.790		02/06/24	703,276
BP Capital Markets PLC(e)(g)
(-1X 5 year EUR Swap + 3.880%)
EUR	950,000	3.250		12/31/99	900,975
(-1X 5 year EUR Swap + 4.120%)
	400,000	3.625		12/31/99	351,373
Devon Energy Corp.(e)
	$100,000	5.850		12/15/25	104,160
Occidental Petroleum Corp.
	300,000	5.550	(e)	03/15/26	298,398
	250,000	6.450		09/15/36	260,400
Pertamina Persero PT
	200,000	6.500		05/27/41	200,734
Pioneer Natural Resources Co.(e)
	150,000	1.125		01/15/26	134,151
Qatar Energy(a)(e)
	820,000	3.300		07/12/51	634,629
Reliance Industries Ltd.(a)
	250,000	3.625		01/12/52	184,578
TotalEnergies SE(e)(g) (5 year EUR Swap + 3.350%)
EUR	1,105,000	3.369		12/29/49	1,065,334
Wintershall Dea Finance B.V.(e)
	1,300,000	1.332		09/25/28	1,142,005

					5,980,013

Packaging(e) – 0.0%
Berry Global, Inc.
	270,000	1.500		01/15/27	246,613

Pharmaceuticals – 1.1%
AbbVie, Inc.
	$620,000	2.300		11/21/22	617,948
	300,000	3.750	(e)	11/14/23	301,143
	1,350,000	2.600	(e)	11/21/24	1,307,934

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Bayer US Finance II LLC(a)(e)
	$750,000	3.875%		12/15/23	$ 748,380
	1,000,000	4.250		12/15/25	986,920
Becton Dickinson & Co.(e)
EUR	185,000	0.034		08/13/25	179,774
	$1,484,000	3.363		06/06/24	1,468,626
Cigna Corp.(e)
	350,000	4.900		12/15/48	336,024
CVS Health Corp.(e)
	300,000	2.625		08/15/24	293,544
McKesson Corp.(e)
EUR	125,000	1.500		11/17/25	125,910
Upjohn Finance B.V.(e)
	500,000	1.908		06/23/32	390,377

					6,756,580

Pipelines – 0.8%
Abu Dhabi Crude Oil Pipeline LLC(a)
	$1,260,000	4.600		11/02/47	1,188,967
Energy Transfer LP(e)
	250,000	5.250		04/15/29	247,737
Energy Transfer LP(e)
	250,000	5.300		04/01/44	216,608
Enterprise Products Operating LLC(e)
	500,000	3.750		02/15/25	495,100
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.625	(a)	03/31/36	161,663
	609,218	2.940		09/30/40	495,751
MPLX LP(e)
	250,000	4.500		04/15/38	219,140
	150,000	5.500		02/15/49	139,322
Sabine Pass Liquefaction LLC(e)
	1,500,000	5.625		03/01/25	1,532,505
The Williams Cos., Inc.(e)
	450,000	3.900		01/15/25	444,870

					5,141,663

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(e) – 0.6%
Blackstone Property Partners Europe Holdings S.a.r.l.
EUR	450,000	2.200%	07/24/25	$ 440,270
	301,000	1.250	04/26/27	263,191
	575,000	1.000	05/04/28	478,357
	600,000	1.750	03/12/29	507,688
Heimstaden Bostad Treasury BV
	300,000	1.375	07/24/28	240,061
Logicor Financing S.a.r.l.
	600,000	2.250	05/13/25	601,305
	550,000	3.250	11/13/28	520,966
	325,000	1.625	01/17/30	267,930
SBB Treasury Oyj
	950,000	0.750	12/14/28	591,338

				3,911,106

Real Estate Investment Trust(e) – 0.9%
American Homes 4 Rent LP
	$125,000	2.375	07/15/31	99,865
National Retail Properties, Inc.
	375,000	3.900	06/15/24	374,216
Realty Income Corp.
	900,000	4.625	11/01/25	912,321
	200,000	3.400	01/15/28	188,950
Simon Property Group LP
	576,000	2.750	06/01/23	570,344
Spirit Realty LP
	300,000	2.100	03/15/28	251,046
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
	400,000	3.750	09/17/24	386,420
Weyerhaeuser Co.
	275,000	3.375	03/09/33	239,833
	250,000	4.000	03/09/52	205,113
WP Carey, Inc.
	240,000	4.600	04/01/24	241,358
	170,000	4.000	02/01/25	169,412
WPC Eurobond B.V.
EUR	1,775,000	1.350	04/15/28	1,560,764
	300,000	0.950	06/01/30	230,994

				5,430,636

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(e) – 0.5%
AutoNation, Inc.
	$200,000	1.950%	08/01/28	$ 166,974
CK Hutchison International 20 Ltd.(a)
	200,000	2.500	05/08/30	175,906
CK Hutchison International 21 Ltd.(a)
	200,000	2.500	04/15/31	173,266
Dollar Tree, Inc.
	650,000	4.000	05/15/25	647,621
Lowe’s Cos., Inc.
	300,000	3.750	04/01/32	278,409
	325,000	4.250	04/01/52	281,307
Walgreens Boots Alliance, Inc.
	1,375,000	0.950	11/17/23	1,328,539

				3,052,022

Savings & Loans(a)(e)(g) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.855%)
	500,000	3.960	07/18/30	465,860

Semiconductors(e) – 0.6%
Broadcom, Inc.(a)
	475,000	4.150	04/15/32	430,037
	175,000	3.469	04/15/34	141,944
	3,193,000	3.137	11/15/35	2,438,973
NXP B.V./NXP Funding LLC/NXP USA, Inc.
	695,000	3.250	11/30/51	486,896
TSMC Global Ltd.(a)
	200,000	2.250	04/23/31	169,258

				3,667,108

Software(e) – 0.3%
Fidelity National Information Services, Inc.
EUR	400,000	0.750	05/21/23	416,539
	550,000	0.625	12/03/25	537,577
VMware, Inc.
	$250,000	1.800	08/15/28	207,703
Workday, Inc.
	750,000	3.800	04/01/32	685,800

				1,847,619

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Sovereign – 0.4%
European Financial Stability Facility(h)
EUR	1,170,000	0.875%	04/10/35	$ 1,027,768
European Union
	1,100,000	0.010	07/06/26	1,090,923
	820,000	0.200	06/04/36	645,529

				2,764,220

Telecommunication Services – 1.4%
AT&T, Inc.(e)
	$1,879,000	2.550	12/01/33	1,523,907
EUR	600,000	1.800	09/14/39	463,938
	$100,000	4.350	06/15/45	87,274
	600,000	3.650	06/01/51	468,978
Deutsche Telekom International Finance B.V.(a)(e)
	500,000	2.485	09/19/23	492,865
Orange SA(e)
EUR	100,000	0.010	06/29/26	95,362
T-Mobile USA, Inc.(e)
	$500,000	3.500	04/15/25	489,550
	900,000	3.750	04/15/27	865,782
	900,000	3.875	04/15/30	840,267
	1,675,000	2.550	02/15/31	1,409,094
Telefonica Emisiones SA(e)
EUR	500,000	1.788	03/12/29	490,891
Vodafone Group PLC
	165,000	1.875 (e)	09/11/25	171,231
	$1,000,000	4.375	05/30/28	994,320

				8,393,459

TOTAL CORPORATE OBLIGATIONS (Cost $226,388,078)				$200,505,175

Asset-Backed Securities(g) – 4.9%
Collateralized Loan Obligations(a) – 3.2%
AGL CLO 3 Ltd. Series 2020-3A, Class A (3M USD LIBOR + 1.300%)
	$2,100,000	2.344%	01/15/33	$ 2,044,904
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
	2,100,000	2.264	04/15/33	2,040,499

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(g) – (continued)
Collateralized Loan Obligations(a) – (continued)
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
$5,300,000	2.284%	04/15/33	$ 5,160,064
Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
1,800,000	2.398	04/14/33	1,746,589
OZLM Ltd.Series 2015-14A, Class CRR (3M USD LIBOR + 3.390%)
1,700,000	4.434	07/15/34	1,598,660
Steele Creek CLO Ltd. Series 2019-1A, Class D (3M USD LIBOR + 4.100%)
1,400,000	5.144	04/15/32	1,221,769
Venture 36 CLO Ltd. Series 2019-36A, Class D (3M USD LIBOR + 4.150%)
900,000	5.213	04/20/32	802,154
Venture CDO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
3,475,000	2.324	04/15/33	3,360,533
Voya CLO Ltd. Series 2019-1A, Class AR (3M USD LIBOR + 1.060%)
2,100,000	2.104	04/15/31	2,053,489

			20,028,661

Home Equity – 0.0%
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
20,059	7.000	09/25/37	19,763

Student Loans – 1.7%
ECMC Group Student Loan Trust Series 2017-1A, Class A(a) (1M USD LIBOR + 1.200%)
2,723,716	2.824	12/27/66	2,710,522
Educational Services of America, Inc. Series 2015-2, Class A(a) (1M USD LIBOR + 1.000%)
355,255	2.624	12/25/56	356,417
Higher Education Funding I Series 2014-1, Class A(a) (3M USD LIBOR + 1.050%)
1,066,689	2.574	05/25/34	1,063,735
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
184,269	2.474	02/25/42	182,342
Navient Student Loan Trust Series 2017-2A, Class A(a) (1M USD LIBOR + 1.050%)
4,303,240	2.674	12/27/66	4,276,540
Nelnet Student Loan Trust Series 2011-1A, Class A(a) (1M USD LIBOR + 0.850%)
132,907	2.474	02/25/48	131,025
PHEAA Student Loan Trust Series 2016-1A, Class A(a) (1M USD LIBOR + 1.150%)
1,537,832	2.774	09/25/65	1,537,830

			10,258,411

TOTAL ASSET-BACKED SECURITIES (Cost $31,121,582)			$ 30,306,835

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 19.9%
Collateralized Mortgage Obligations – 1.5%
Interest Only(i) – 0.4%
FHLMC REMIC Series 3852, Class SW(g) (-1x 1M USD LIBOR + 6.000%)
$132,456	4.676%	05/15/41	$ 15,428
FHLMC REMIC Series 4314, Class SE(g) (-1x 1M USD LIBOR + 6.050%)
142,368	4.726	03/15/44	16,917
FHLMC REMIC Series 4583, Class ST(g) (-1x 1M USD LIBOR + 6.000%)
492,919	4.676	05/15/46	69,596
FHLMC REMIC Series 4998, Class GI
1,040,990	4.000	08/25/50	196,902
FHLMC REMIC Series 5002, Class SJ(g) (-1x 1M USD LIBOR + 6.100%)
1,178,050	4.476	07/25/50	169,324
FHLMC REMIC Series 5012, Class DI
198,479	4.000	09/25/50	38,330
FHLMC REMIC Series 5020, Class IH
1,042,064	3.000	08/25/50	166,929
FNMA REMIC Series 2011-124, Class SC(g) (-1x 1M USD LIBOR + 6.550%)
138,434	4.926	12/25/41	18,808
FNMA REMIC Series 2012-5, Class SA(g) (-1x 1M USD LIBOR + 5.950%)
199,153	4.326	02/25/42	25,059
FNMA REMIC Series 2014-6, Class SA(g) (-1x 1M USD LIBOR + 6.600%)
178,080	4.976	02/25/44	25,717
FNMA REMIC Series 2017-31, Class SG(g) (-1x 1M USD LIBOR + 6.100%)
387,965	4.476	05/25/47	56,749
FNMA REMIC Series 2018-17, Class CS(g) (-1x 1M USD LIBOR + 3.450%)
947,152	1.826	03/25/48	27,317
FNMA REMIC Series 2020-60, Class NI
184,328	4.000	09/25/50	35,597

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(i) – (continued)
GNMA REMIC Series 2020-61, Class SW(g) (-1X 1M USD LIBOR + 6.050%)
$562,016	4.455%	08/20/49	$ 62,118
GNMA REMIC Series 2010-20, Class SE(g) (-1x 1M USD LIBOR + 6.250%)
343,035	4.655	02/20/40	47,563
GNMA REMIC Series 2013-124, Class CS(g) (-1x 1M USD LIBOR + 6.050%)
285,981	4.455	08/20/43	40,339
GNMA REMIC Series 2013-152, Class TS(g) (-1x 1M USD LIBOR + 6.100%)
95,615	4.505	06/20/43	12,686
GNMA REMIC Series 2014-132, Class SL(g) (-1x 1M USD LIBOR + 6.100%)
182,458	4.505	10/20/43	13,555
GNMA REMIC Series 2015-111, Class IM
285,474	4.000	08/20/45	40,580
GNMA REMIC Series 2015-123, Class SP(g) (-1x 1M USD LIBOR + 6.250%)
175,572	4.655	09/20/45	24,611
GNMA REMIC Series 2015-129, Class IC
115,793	4.500	09/16/45	21,026
GNMA REMIC Series 2015-167, Class AS(g) (-1x 1M USD LIBOR + 6.250%)
105,108	4.655	11/20/45	14,036
GNMA REMIC Series 2016-1, Class ST(g) (-1x 1M USD LIBOR + 6.200%)
130,299	4.605	01/20/46	17,656
GNMA REMIC Series 2016-138, Class GI
306,482	4.000	10/20/46	50,682
GNMA REMIC Series 2016-27, Class IA
139,382	4.000	06/20/45	16,550
GNMA REMIC Series 2018-122, Class SE(g) (-1x 1M USD LIBOR + 6.200%)
359,451	4.605	09/20/48	41,674
GNMA REMIC Series 2018-137, Class SN(g) (-1x 1M USD LIBOR + 6.150%)
397,463	4.555	10/20/48	45,760
GNMA REMIC Series 2018-139, Class SQ(g) (-1x 1M USD LIBOR + 6.150%)
216,422	4.555	10/20/48	23,410
GNMA REMIC Series 2019-1, Class SN(g) (-1x 1M USD LIBOR + 6.050%)
175,224	4.455	01/20/49	18,872
GNMA REMIC Series 2019-110, Class PS(g) (-1X 1M USD LIBOR + 6.050%)
1,207,318	4.455	09/20/49	162,369

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Interest Only(i) – (continued)
GNMA REMIC Series 2019-110, Class SD(g) (-1x 1M USD LIBOR + 6.100%)
$472,278	4.505%	09/20/49		$ 50,486
GNMA REMIC Series 2019-110, Class SE(g) (-1x 1M USD LIBOR + 6.100%)
464,954	4.505	09/20/49		53,132
GNMA REMIC Series 2019-151, Class IA
1,710,870	3.500	12/20/49		267,811
GNMA REMIC Series 2019-151, Class NI
633,739	3.500	10/20/49		87,422
GNMA REMIC Series 2019-153, Class EI
923,222	4.000	12/20/49		141,535
GNMA REMIC Series 2019-20, Class SF(g) (-1x 1M USD LIBOR + 3.790%)
460,564	2.195	02/20/49		17,287
GNMA REMIC Series 2019-78, Class SE(g) (-1x 1M USD LIBOR + 6.100%)
124,828	4.505	06/20/49		13,369
GNMA REMIC Series 2020-146, Class KI
1,356,358	2.500	10/20/50		182,097
GNMA REMIC Series 2020-55, Class AS(g) (-1x 1M USD LIBOR + 6.050%)
492,739	4.455	04/20/50		66,147
GNMA REMIC Series 2020-78, Class DI
705,767	4.000	06/20/50		108,668

				2,504,114

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2011-52, Class GB
198,767	5.000	06/25/41	216,242	207,843
FNMA REMIC Series 2011-99, Class DB
186,836	5.000	10/25/41	203,213	195,174
FNMA REMIC Series 2012-111, Class B
23,547	7.000	10/25/42	26,255	25,960
FNMA REMIC Series 2012-153, Class B
95,741	7.000	07/25/42	106,754	105,314

				534,291

Sequential Floating Rate(g) – 1.0%
Alternative Loan Trust Series 2005-CWALT, Class 38A1(g) (12M MTA + 1.500%)
45,286	1.976	09/25/35	44,953	41,430
Bellemeade Re Ltd. Series 2021-2A, Class M1B(a),(g) (SOFR30A + 1.500%)
365,000	2.426	06/25/31	365,000	340,926
FNMA REMIC Series 2011-52, Class GB(a),(g) (SOFR30A + 1.650%)
285,000	2.576	12/25/41	285,000	255,253

Principal Amount		Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(g) – (continued)
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2(a),(g) (SOFR30A + 1.550%)
	$318,000	2.476%	10/25/41	318,000	$ 300,245
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1(a),(g) (SOFR30A + 1.900%)
	315,122	2.826	04/25/42	315,122	313,213
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2(a),(g) (SOFR30A + 3.000%)
	227,000	3.926	04/25/42	227,000	214,944
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1(g) (1M USD LIBOR + 0.420%)
	153,587	2.032	03/20/46	153,587	127,517
FHLMC STACR REMIC Trust Series 2021-DNA5, Class M2(a),(g) (SOFR30A + 1.650%)
	217,307	2.576	01/25/34	217,307	209,584
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A(a),(g) (SOFR30A + 1.000%)
	675,000	1.926	01/25/42	675,000	651,248
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA4, Class M3(g) (1M USD LIBOR + 3.800%)
	415,385	5.424	03/25/29	430,703	427,596
FHLMC Structured Agency Credit Risk Debt Notes Series 2017-DNA2, Class M2(g) (1M USD LIBOR + 3.450%)
	572,967	5.074	10/25/29	591,231	578,771
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A(g)
	210,829	3.154	08/19/36	204,961	184,415
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1(a),(g)
	1,217,667	2.520	05/25/52	1,217,667	1,033,468
JPMorgan Mortgage Trust Series 2022-LTV1,Class A2(a),(g)
	391,573	3.520	07/25/52	383,394	348,876
London Wall Mortgage Capital PLC Series 2017-FL1, Class A(g) (3M GBP SONIO + 0.969%)
GBP	196,554	1.570	11/15/49	260,332	239,157
Mill City Mortgage Loan Trust Series 2017-2, Class A3 (a),(g)
	$232,079	3.086	07/25/59	231,063	227,449
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1(g)
(12M MTA + 1.000%)
	346,099	1.476	01/25/46	339,989	299,302
Sequoia Mortgage Trust Series 2004-10, Class A3A(g)
(6M USD LIBOR + 0.660%)
	35,204	2.217	11/20/34	35,204	32,249
Verus Securitization Trust Series 2021-8, Class A1(a),(g)
	149,259	1.824	11/25/66	149,257	134,044

					5,959,687

TOTAL COLLATERALIZED MORTGAGE-BACKED SECURITIES			$ 8,998,092

Commercial Mortgage-Backed Securities – 1.7%
BANK Series 2017-BNK4, Class C(g)
$900,000	4.372%	05/15/50	$ 831,438
BANK Series 2018-BN14, Class D(a)
350,000	3.000	09/15/60	267,987
BANK Series 2018-BN15, Class D(a)
290,000	3.000	11/15/61	207,759
BANK Series 2019-BNK19, Class D(a)
200,000	3.000	08/15/61	141,004

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – (continued)
BANK Series 2022-BNK40, Class A4(g)
$1,150,000	3.507%	03/15/64	$ 1,075,043
BX Trust Series 2021-ARIA, Class C(a)(g) (1M USD LIBOR + 1.646%)
950,000	2.970	10/15/36	888,795
Citigroup Commercial Mortgage Trust Series 2017-P7, Class D(a)
200,000	3.250	04/14/50	145,456
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D(a)
400,000	3.000	09/15/50	302,577
DOLP Trust Series 2021-NYC, Class A(a)
1,500,000	2.956	05/10/41	1,297,376
JPMBD Commercial Mortgage Trust Series 2017-C7, Class D(a)
250,000	3.000	10/15/50	187,223
Sunnova Sol IV Issuer LLC Series 2021-PF1, Class AS
850,000	2.778	11/15/54	717,326
Taubman Centers Commercial Mortgage Trust Series 2022-DPM, Class A(a)(g) (1M TSFR LIBOR + 2.186%)
950,000	3.465	05/15/37	925,995
Wells Fargo Commercial Mortgage Trust Series 2016-C37, Class D(a)(g)
250,000	3.338	12/15/49	204,653
Wells Fargo Commercial Mortgage Trust Series 2019-C53, Class B(g)
1,300,000	3.514	10/15/52	1,155,304
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,100,000	2.626	04/15/54	959,221
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4(g)
1,250,000	4.000	04/15/55	1,202,222

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 10,509,379

Federal Agencies – 16.7%
FHLMC – 0.4%
$1,862	5.000%	01/01/33	$ 1,950
178	5.000	06/01/33	187
2,150	5.000	07/01/33	2,256
2,810	5.000	08/01/33	2,949
495	5.000	10/01/33	519
2,008	5.000	11/01/33	2,107
633	5.000	12/01/33	664
2,058	5.000	02/01/34	2,162
884	5.000	03/01/34	932
1,608	5.000	04/01/34	1,696
2,312	5.000	05/01/34	2,426
33,613	5.000	06/01/34	35,295
765	5.000	11/01/34	807
8,885	5.000	04/01/35	9,324
117	5.000	11/01/35	123
3,876	5.000	02/01/37	4,016
9,794	5.000	01/01/40	10,296
6,108	4.000	06/01/40	6,178
46,728	4.000	02/01/41	47,260
3,300	4.000	11/01/41	3,343
1,983,781	2.500	05/01/51	1,884,435

			2,018,925

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – 5.0%
$199,945	4.000%	11/20/44	$ 202,088
18,750	4.000	05/20/45	18,939
432,115	4.000	07/20/45	436,205
298,769	4.000	01/20/46	301,410
107,682	4.500	02/20/48	110,874
35,633	4.500	03/20/48	36,645
127,155	4.500	04/20/48	130,328
281,311	4.500	05/20/48	288,066
396,767	4.500	08/20/48	405,736
237,002	5.000	08/20/48	244,020
1,846,666	4.500	09/20/48	1,887,835
269,243	5.000	09/20/48	277,132
268,175	5.000	10/20/48	275,948
1,092,065	5.000	11/20/48	1,123,720
447,080	5.000	12/20/48	459,899
1,426,940	4.500	01/20/49	1,458,307
757,096	5.000	01/20/49	778,568
386,118	4.500	02/20/49	394,635
280,719	4.500	03/20/49	286,824
418,248	5.000	03/20/49	429,947
784,748	3.000	08/20/49	748,195
611,000	4.500	10/20/49	623,285
235,490	4.500	12/20/49	240,170
899,270	3.000	07/20/51	849,380
962,022	3.000	12/20/51	910,968
2,000,000	2.500	TBA-30yr	1,829,230
1,000,000	3.000	TBA-30yr	942,226
10,000,000	4.500	TBA-30yr	10,121,915
5,000,000	5.000	TBA-30yr	5,113,630

			30,926,125

UMBS – 3.8%
1,962,851	3.500	07/01/45	1,921,201
17,829	4.500	08/01/48	18,147
15,028	4.500	03/01/49	15,240
1,086,367	3.500	07/01/49	1,060,140
111,444	3.500	07/01/49	108,753
775,186	3.500	08/01/49	756,471
961,008	4.500	04/01/52	967,750
166,389	4.500	07/01/36	171,425
16,762	4.500	12/01/36	17,269
6,568	4.500	05/01/38	6,768

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$13,118	4.500%	05/01/39	$ 13,554
9,182	4.500	06/01/39	9,489
4,458	4.500	08/01/39	4,608
6,836	4.500	09/01/39	7,045
9,952	4.500	10/01/39	10,256
4,212	4.500	03/01/40	4,340
56,356	4.500	04/01/40	58,070
5,430	4.500	12/01/40	5,596
45,852	4.500	01/01/41	47,247
15,839	4.500	04/01/41	16,318
26,120	4.500	06/01/41	26,911
25,035	4.500	07/01/41	25,793
36,596	4.500	08/01/41	37,745
101,033	4.500	09/01/41	104,091
51,468	4.500	10/01/41	53,026
71,261	4.500	11/01/41	73,417
52,873	4.500	12/01/41	54,473
48,013	4.500	01/01/42	49,204
3,374	4.500	03/01/42	3,475
14,574	4.500	04/01/42	15,010
60,061	4.500	12/01/42	57,406
146,871	4.500	01/01/43	140,379
197,983	4.500	04/01/43	189,235
1,281,591	4.000	12/01/44	1,294,879
239,587	4.500	06/01/45	245,855
4,547,076	4.500	08/01/45	4,580,625
1,056,721	4.500	11/01/47	1,083,494
2,988,028	4.000	01/01/48	2,994,730
325,648	4.500	09/01/48	334,306
231,933	5.000	11/01/48	240,419
987,432	3.000	02/01/49	937,407
511,127	4.500	10/01/50	519,445
2,855,710	3.000	12/01/50	2,690,473
2,809,703	2.500	09/01/51	2,541,494

			23,512,979

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family – 7.5%
$6,000,000	2.000%	TBA-30yr	5,263,828	$ 5,206,313
10,000,000	2.500	TBA-30yr	9,125,391	8,987,495
16,000,000	4.000	TBA-30yr	15,828,125	15,772,493
7,000,000	4.500	TBA-30yr	7,064,258	7,025,704
9,000,000	5.000	TBA-30yr	9,169,687	9,181,404

				46,173,409

TOTAL FEDERAL AGENCIES				$102,631,438

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $125,469,613)				$122,138,909

Agency Debenture – 0.2%
FHLMC
	$1,160,000	6.750%	03/15/31	$ 1,452,830
(Cost $1,400,034)

Structured Note(a)(g) – 0.2%
Republic of Indonesia (Issuer JPMorgan Chase Bank NA)
IDR	15,414,000,000	7.500%	06/17/35	$ 1,038,292
(Cost $1,113,483)

U.S. Treasury Obligations – 3.0%
United States Treasury Bonds
	$4,770,000	2.250%	05/15/41	$ 3,978,478
	8,750,000	1.750	08/15/41	6,654,102
	7,540,000	2.750	08/15/42	6,756,547
	1,340,000	1.625	11/15/50	942,188

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,766,554)				$ 18,331,315

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(j) – 6.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
$ 41,852,281	1.367%	$ 41,852,281

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $646,678,835)		$602,817,025

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 4.1%
Certificates of Deposit(a)(g) – 2.5%
Matchpoint Finance PLC
$6,200,000	1.770%	08/26/22	$ 6,199,861
Starbird Funding Corp.
9,300,000	0.600	09/01/22	9,298,866

			15,498,727

Commercial Paper(d) – 1.6%
GTA Funding LLC
6,200,000	0.000	09/28/22	6,164,195
Versailles Commercial Paper LLC
3,648,000	0.000	08/02/22	3,642,158

			9,806,353

TOTAL SHORT-TERM INVESTMENTS (Cost $25,318,025)			$ 25,305,080

TOTAL INVESTMENTS – 102.1% (Cost $671,996,860)			$628,122,105

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.1)%			(12,773,314)

NET ASSETS – 100.0%			$615,348,791

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Actual maturity date is September 20, 2117.

(c)	Actual maturity is June 30, 2120.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Actual maturity date is July 28, 2121.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(h)	Guaranteed by a foreign government until maturity.

(i)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(j)	Represents an affiliated fund.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	BRL	794,837	USD	150,509	07/05/22	$1,137
	CAD	484,448	EUR	352,444	09/21/22	4,864
	CAD	2,869,986	USD	2,206,010	07/21/22	23,602
	CHF	2,001,059	EUR	1,921,854	09/21/22	82,696
	CHF	374,635	GBP	307,696	09/21/22	19,630
	CHF	1,663,529	USD	1,730,143	07/20/22	14,592
	CHF	1,228,663	USD	1,267,003	09/21/22	27,762
	CNH	25,344,000	USD	3,780,569	09/13/22	4,049
	CNH	6,654,245	USD	993,021	09/21/22	627
	CZK	3,594,536	EUR	142,555	09/21/22	290
	EUR	533,385	CAD	720,940	09/21/22	2,132
	EUR	286,859	NOK	2,929,002	09/21/22	4,486
	EUR	751,724	NZD	1,263,382	09/21/22	4,177
	EUR	864,802	SEK	9,253,467	09/21/22	3,919
	EUR	5,795,186	USD	6,064,833	07/28/22	19,764
	HUF	116,838,596	EUR	286,357	09/21/22	2,768
	JPY	51,175,641	CAD	484,664	09/21/22	2,832
	NOK	2,226,193	USD	223,828	09/21/22	2,607
	SGD	543,097	EUR	369,549	09/21/22	1,551
	TWD	12,413,574	USD	417,067	07/08/22	518
	USD	2,471,810	AUD	3,491,000	07/14/22	61,950
	USD	314,040	BRL	1,639,060	07/05/22	1,327
	USD	400,210	BRL	2,109,305	08/02/22	1,220
	USD	8,046,944	CAD	10,234,844	07/21/22	95,777
	USD	542,810	CHF	515,128	07/20/22	2,535
	USD	305,704	CLP	265,494,469	08/05/22	18,695
	USD	562,648	CNH	3,761,541	09/21/22	954
	USD	913,664	COP	3,741,993,166	08/08/22	18,605
	USD	493,598	CZK	11,594,356	09/21/22	7,921
	USD	94,553,827	EUR	89,234,957	07/28/22	862,487
	USD	3,639,335	EUR	3,397,663	09/21/22	57,520
	USD	3,276,965	GBP	2,614,872	09/21/22	88,765
	USD	17,687,645	GBP	14,399,515	09/22/22	130,588
	USD	931,261	HUF	344,928,850	09/21/22	31,896
	USD	3,362,974	IDR	49,507,458,993	07/22/22	53,589
	USD	541,649	IDR	7,949,787,732	08/22/22	10,833
	USD	1,115,428	ILS	3,665,959	07/14/22	65,150
	USD	712,714	ILS	2,370,147	09/21/22	30,074
	USD	2,106,157	INR	164,301,534	07/29/22	31,763
	USD	12,656,775	JPY	1,584,964,946	07/11/22	967,731
	USD	73,400,097	JPY	9,404,681,375	07/15/22	4,023,274
	USD	9,869,784	JPY	1,323,997,908	09/26/22	49,777
	USD	149,440	MXN	3,047,522	09/21/22	210
	USD	453,998	NOK	4,022,605	07/20/22	45,451
	USD	3,884,879	NZD	5,930,606	08/04/22	182,040
	USD	5,815,629	NZD	9,001,665	09/21/22	199,018
	USD	439,797	PLN	1,900,611	09/21/22	20,556
	USD	1,243,846	SEK	12,568,990	09/21/22	10,841
	USD	1,453,912	SGD	2,004,468	07/22/22	11,101
	USD	687,014	SGD	948,706	09/21/22	3,772
	USD	450,248	THB	15,644,000	09/21/22	6,025
	USD	3,185,772	TWD	92,832,963	07/08/22	62,934
	USD	147,779	ZAR	2,303,160	09/21/22	7,407

TOTAL						$7,385,789

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	4,469,642	USD	3,227,186	07/14/22	$(141,764)
	AUD	5,123,285	USD	3,685,717	09/21/22	(146,918)
	BRL	844,223	USD	161,636	07/05/22	(568)
	BRL	2,484,132	USD	471,778	08/02/22	(1,887)
	CAD	975,364	EUR	719,696	09/21/22	(855)
	CAD	1,548,696	USD	1,232,686	09/21/22	(29,365)
	CHF	381,976	USD	402,699	09/21/22	(173)
	CLP	269,657,574	USD	308,092	08/05/22	(16,582)
	CNH	2,523,950	USD	377,000	09/21/22	(110)
	COP	3,714,742,657	USD	899,549	08/08/22	(11,008)
	EUR	1,420,036	CHF	1,463,436	09/21/22	(45,167)
	EUR	147,708	CZK	3,726,684	09/21/22	(393)
	EUR	358,535	GBP	310,319	09/21/22	(391)
	EUR	360,718	HUF	146,534,351	09/21/22	(1,804)
	EUR	358,644	JPY	51,504,929	09/21/22	(3,770)
	EUR	15,612,820	USD	16,577,921	07/28/22	(185,400)
	EUR	1,423,765	USD	1,519,106	09/21/22	(18,174)
	GBP	610,000	USD	750,097	09/21/22	(6,351)
	HUF	266,477,878	EUR	665,536	09/21/22	(6,796)
	IDR	13,896,137,528	USD	946,130	07/22/22	(17,227)
	IDR	6,429,193,547	USD	441,602	08/22/22	(12,318)
	INR	129,217,423	USD	1,656,550	07/29/22	(25,111)
	JPY	50,732,460	EUR	360,618	09/21/22	(4,038)
	JPY	1,274,360,333	USD	9,636,748	07/15/22	(235,997)
	JPY	50,632,692	USD	377,366	09/21/22	(1,980)
	MXN	15,728,161	USD	785,878	09/21/22	(15,708)
	NOK	28,553,762	USD	2,999,235	09/21/22	(94,914)
	NZD	6,377,033	USD	4,119,257	08/04/22	(137,686)
	NZD	1,186,000	USD	748,871	09/21/22	(8,864)
	PLN	1,670,047	USD	384,954	09/21/22	(16,572)
	SEK	1,569,679	EUR	146,177	09/21/22	(116)
	SEK	5,443,910	USD	552,104	07/01/22	(19,923)
	SEK	26,307,722	USD	2,703,857	09/21/22	(123,097)
	SEK	5,443,910	USD	537,359	09/26/22	(3,196)
	SGD	2,862,273	USD	2,078,419	09/21/22	(17,057)
	TRY	5,124,364	USD	302,124	07/28/22	(289)
	TWD	57,937,032	USD	1,984,361	07/08/22	(35,398)
	USD	1,444,896	AUD	2,102,000	09/21/22	(7,015)
	USD	34,877,158	CNH	234,315,000	09/13/22	(113,088)
	USD	782,745	CNH	5,255,115	09/21/22	(1,977)
	USD	2,472,851	EUR	2,373,000	07/28/22	(18,656)
	USD	375,512	EUR	358,717	09/21/22	(2,647)
	USD	4,019,696	KRW	5,232,759,550	07/22/22	(41,465)
	USD	776,160	KRW	1,004,987,687	09/23/22	(5,175)
	USD	1,062,030	TRY	21,283,079	09/21/22	(125,601)
	ZAR	5,695,565	USD	367,851	09/21/22	(20,722)

TOTAL						$(1,723,313)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3 Year Government Bonds	108	09/15/22	$8,010,794	$4,219
Australian 10 Year Government Bonds	64	09/15/22	5,252,305	(30,141)
Canada 10 Year Government Bonds	82	09/20/22	7,898,679	(272,209)
French 10 Year Government Bonds	59	09/08/22	8,565,178	(35,150)
Euro Buxl 30 Year Bonds	16	09/08/22	2,742,443	(154,218)
Italian 10 Year Government Bonds	20	09/08/22	2,580,472	(56,241)
Japan 10 Year Government Bonds	18	09/12/22	19,715,360	40,411
Ultra Long U.S. Treasury Bonds	17	09/21/22	2,623,844	67,967
2 Year German Euro-Schatz	119	09/08/22	13,611,042	2,961
10 Year German Euro-Bund	48	09/08/22	7,483,872	186,267
10 Year U.K. Long Gilt	15	09/28/22	2,081,218	12,576
10 Year U.S. Treasury Notes	234	09/21/22	27,736,313	355,839
20 Year U.S. Treasury Bonds	10	09/21/22	1,386,250	18,264

Total				$140,545

Short position contracts:
2 Year U.S. Treasury Notes	(37)	09/30/22	(7,770,578)	(59,899)
5 Year German Euro-Bobl	(6)	09/08/22	(780,870)	(1,518)
5 Year U.S. Treasury Notes	(83)	09/30/22	(9,316,750)	(10,429)
Ultra 10 Year U.S. Treasury Notes	(104)	09/21/22	(13,247,000)	233,444

Total				$161,598

TOTAL FUTURES CONTRACTS				$302,143

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR	3.565%	JPMorgan Securities, Inc.	03/14/24	MYR 10,040	$5,988	—	$5,988
3M KLIBOR	3.271	BofA Securities LLC	12/21/31	1,540	(22,841)	—	(22,841)

TOTAL					$(16,853)	—	$(16,853)

(a)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NZDOR(a)	1.250%(b)	12/15/22	NZD	7,850		$(44,422)	$(4,224)	$(48,646)
1M BID Avg(c)	10.565(c)	01/02/23	BRL	7,140		(16,729)	—	(16,729)
1M BID Avg(c)	12.400(c)	01/02/23		6,350		5,936	(154)	6,090
5.800%(c)	1M BID Avg(c)	01/02/23		16,560		166,806	4,346	162,460
1M BID Avg(d)	11.814(d)	01/02/24		20,820		(50,631)	18,916	(69,547)
3M NZDOR(a)	2.750(b)	03/16/24	NZD	34,150		(300,497)	63,542	(364,039)
3.500(e)	3M LIBOR(e)	03/16/24		17,990	(f)	(85,967)	8,201	(94,168)
1.000(b)	6M CDOR(b)	03/16/24	CAD	4,860	(f)	159,529	67,937	91,592
3.000(a)	3M KWCDC(a)	06/15/24	KRW	4,304,120		27,919	3,982	23,937
1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24		$47,120		28,032	15,823	12,209
9.500(d)	Mexico Interbank TIIE 28 Days(d)	09/18/24	MXN	94,300	(f)	8,147	10,961	(2,814)
6M EURO(e)	1.000(e)	09/21/24	EUR	4,790	(f)	(36,030)	(63,142)	27,112
3M STIBOR(a)	2.250(e)	09/21/24	SEK	281,740	(f)	(278,522)	(216,860)	(61,662)
3M LIBOR(e)	2.800(e)	09/21/24		$6,800		(35,661)	7,054	(42,715)
3.200(a)	3 LIBOR(a)	09/21/24	HKD	54,060		12,403	(25,049)	37,452
7.000(a)	3M JIBAR(a)	09/21/24	ZAR	86,475	(f)	67,081	18,979	48,102
2.750(e)	3M LIBOR(e)	09/21/24		$850	(f)	5,279	15,458	(10,179)
2.750(e)	3M NIBOR(b)	09/21/24	NOK	116,450	(f)	148,319	104,999	43,320
1.750(e)	6M EURO(a)	09/21/24	EUR	12,290	(f)	(47,674)	38,445	(86,119)
2.000(e)	6M GBP(e)	09/21/24	GBP	3,590	(f)	66,719	86,594	(19,875)
7.500(e)	6M WIBOR(b)	09/21/24	PLN	6,250		9,539	1,315	8,224
3M CNY(e)	2.500(e)	12/21/24	CNY	4,260	(f)	514	1,670	(1,156)
1M BID Average(c)	12.016(c)	01/02/25	BRL	2,175	(f)	(4,924)	—	(4,924)
1M BID Average(e)	12.060(e)	01/02/25		6,010	(f)	(12,516)	(66,293)	53,777

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

10.950%(d)	1M BID Avg(d)	01/02/25	BRL	530	(f)	$3,239	$(605)	$3,844
2.587(e)	3M LIBOR(e)	11/30/26		$12,460	(f)	121,626	330	121,296
1M BID Avg(e)	11.230%(e)	01/04/27	BRL	190	(f)	(1,066)	(1,516)	450
3M STIBOR(a)	2.500(e)	09/21/27	SEK	84,810	(f)	(11,865,467)	(11,509,275)	(356,192)
6M AUDOR(b)	3.500(b)	09/21/27	AUD	12,580	(f)	(175,026)	(179,926)	4,900
3M NZDOR(a)	3.750(b)	09/21/27	NZD	9,640	(f)	(93,001)	(99,763)	6,762
2.750(e)	3M LIBOR(e)	09/21/27		$20,110	(f)	19,156,057	19,286,412	(130,355)
0.000(e)	6M EURO(e)	09/21/27	EUR	3,050	(f)	293,378	262,183	31,195
1.750(e)	6M GBP(e)	09/21/27	GBP	4,910	(f)	215,509	197,232	18,277
7.000(e)	6M WIBOR(b)	09/21/27	PLN	7,750	(f)	(8,338)	8,810	(17,148)
3M CNR(a)	2.500(a)	12/21/27	CNY	15,210	(f)	(21,519)	(21,268)	(251)
3M KWCDC(a)	4.000(a)	12/21/27	KRW	1,570,060	(f)	25,563	19,363	6,200
3M LIBOR(e)	2.500(e)	06/04/29		$7,320	(f)	(28,323)	(4,934)	(23,389)
2.420(e)	6M EURO(b)	07/04/29	EUR	2,020	(f)	10,218	(1,468)	11,686
2.570(e)	3M LIBOR(e)	06/04/31		$19,310	(f)	72,326	18,851	53,475
6M EURO(b)	0.250(e)	03/16/32	EUR	4,570	(f)	(5,862)	—	(5,862)
0.250(e)	6M EURO(b)	03/16/32		6,330	(f)	7,966	—	7,966
1.897(e)	6M EURO(b)	04/27/32		980	(f)	29,839	16	29,823
3M LIBOR(e)	2.734(e)	05/15/32		$5,560	(f)	(26,787)	32,103	(58,890)
6M EURO(b)	2.128(e)	05/17/32	EUR	5,310	(f)	(106,814)	(715)	(106,099)
1.754(e)	6M EURO(e)	05/17/32		5,310	(f)	130,456	15,938	114,518
6M EURO(b)	2.000(e)	05/26/32		3,570	(f)	(93,112)	(18,771)	(74,341)
0.500(e)	6M JYOR(e)	05/26/32	JPY	998,000	(f)	91,704	5,418	86,286
6M GBP(e)	2.000(e)	06/07/32	GBP	3,760	(f)	(135,345)	34,687	(170,032)
Mexico Interbank TIIE 28 Days(d)	9.030(d)	09/08/32	MXN	25,760	(f)	9,637	(14,307)	23,944
6M EURO(b)	1.000(e)	09/21/32	EUR	7,685	(f)	(1,145,310)	(1,546,440)	401,130
6M CHFOR(e)	1.250(e)	09/21/32	CHF	4,680	(f)	(211,562)	(208,275)	(3,287)
3M LIBOR(e)	2.750(e)	09/21/32		$5,500	(f)	(32,550)	(30,820)	(1,730)
3M NIBOR(b)	3.000(e)	09/21/32	NOK	12,660	(f)	(33,723)	10,456	(44,179)
6M CDOR(b)	3.250(b)	09/21/32	CAD	4,980	(f)	340,470	46,914	293,556
6M AUDOR(b)	3.750(b)	09/21/32	AUD	50	(f)	(1,138)	(1,951)	813
3.750(b)	3M NZDOR(a)	09/21/32	NZD	150	(f)	3,021	3,005	16
2.500(e)	3M STIBOR(a)	09/21/32	SEK	79,430	(f)	(288,888)	175,317	(464,205)
6M WIBOR(b)	6.250(e)	09/21/32	PLN	4,275	(f)	(2,939,710)	(2,991,588)	51,878
1.500(e)	6M GBP(e)	09/21/32	GBP	3,000	(f)	(3,893,206)	(4,049,426)	156,220
0.000(e)	6M JYOR(e)	09/21/32	JPY	335,440	(f)	124,222	105,661	18,561
3M JIBAR(a)	8.750(a)	09/21/32	ZAR	12,050	(f)	(22,628)	(4,101)	(18,527)
3M KWCDC(a)	3.750(a)	12/21/32	KRW	773,000	(f)	22,127	18,470	3,657
3M LIBOR(e)	2.730(e)	06/04/33		$12,260	(f)	(49,273)	(10,386)	(38,887)
6M EURO(b)	2.005(e)	04/27/37	EUR	2,130	(f)	(69,208)	48	(69,256)
6M EURO(b)	2.530(e)	06/15/37		2,090	(f)	(23,018)	(4,030)	(18,988)
6M EURO(b)	2.855(e)	07/04/37		2,430	(f)	14,556	1,150	13,406
1.363(e)	6M EURO(b)	04/27/42		1,220		26,890	41	26,849
1.867(e)	6M EURO(b)	06/15/42		4,910	(f)	15,417	730	14,687
6M GBP(e)	1.250(e)	09/21/42	GBP	910	(f)	(175,224)	(170,995)	(4,229)
1.000(e)	6M EURO(b)	09/21/42	EUR	450	(f)	99,426	84,907	14,519
6M EURO(b)	1.490(e)	06/16/47		2,800	(f)	12,093	(2,785)	14,878
6M EURO(e)	1.355(e)	05/17/52		1,680	(f)	(131,686)	(58,369)	(73,317)
1.328(e)	6M EURO(b)	05/17/52		1,680	(f)	128,301	48,414	79,887
1.560(e)	6M EURO(b)	07/06/52		1,190	(f)	8,636	(68)	8,704
6M EURO(b)	0.750(e)	09/21/52		590	(f)	(172,926)	(157,035)	(15,891)
6M GBP(e)	1.250(e)	09/21/52	GBP	920	(f)	(221,532)	(213,478)	(8,054)

TOTAL						$(1,221,139)	$(833,340)	$(387,799)

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Payments made at maturity
(d)	Payments made monthly.
(e)	Payments made annually.
(f)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2022.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 10	3.000%	8.150%	MS & Co. Int. PLC	11/17/59	1,550	$(271,444)	$(295,875)	$24,431
Markit CMBX Series 11	3.000	6.953	MS & Co. Int. PLC	11/18/54	1,400	(225,488)	(259,225)	33,737

TOTAL						$(496,932)	$(555,100)	$58,168

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2022(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 34	1.000%	0.961%	06/20/25		$4,175	$5,762	$44,092	$(38,330)
CDX.NA.IG Index 37	1.000	0.946	12/20/26		107,325	267,759	1,640,735	(1,372,976)
ITX.NA.AG Index 36	1.000	1.107	12/20/26	EUR	37,115	(164,884)	468,461	(633,345)
ITX.NA.AG Index 36	1.000	1.185	06/20/27		2,250	(19,570)	2,263	(21,833)
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.684	12/20/26		$1,620	21,811	31,962	(10,151)
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.440	06/20/27		3,340	(65,205)	6,296	(71,501)
Unibail-Rodamco-Westfield SE, 2.375%, 02/25/21	1.000	2.293	06/20/24	EUR	1,200	(30,893)	9,410	(40,303)
United Mexican States	1.000	1.750	06/20/27		$3,370	(112,527)	(32,353)	(80,174)

TOTAL						$(97,747)	$2,170,866	$(2,268,613)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3M IRS	BNP Paribas SA	$1.515	08/12/2022	1,740,000	$1,740,000	$2,484	$14,351	$(11,867)
1Y IRS	Citibank NA	0.420	10/10/2022	17,600,000	17,600,000	469	38,100	(37,631)
1Y IRS	Citibank NA	0.459	10/10/2022	16,090,000	16,090,000	460	35,173	(34,713)
1Y IRS	Citibank NA	0.516	11/15/2022	17,810,000	17,810,000	1,025	41,822	(40,797)
6M IRS	Citibank NA	1.361	07/12/2022	15,000,000	15,000,000	6	94,388	(94,382)
1Y IRS	JPMorgan Securities, Inc.	0.281	09/08/2022	14,550,000	14,550,000	142	27,797	(27,655)
1Y IRS	JPMorgan Securities, Inc.	0.300	09/08/2022	11,430,000	11,430,000	115	22,246	(22,131)
2Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	10,100,000	10,100,000	1,159	102,227	(101,068)
9M IRS	JPMorgan Securities, Inc.	1.800	11/16/2022	44,400,000	44,400,000	10,048	144,300	(134,252)
1Y IRS	MS & Co. Int. PLC	0.544	11/16/2022	16,210,000	16,210,000	998	38,174	(37,176)

Total purchased option contracts				164,930,000	$ 164,930,000	$16,907	$558,578	$(541,672)

Written option contracts
Calls
3M IRS	BNP Paribas SA	1.221	08/12/2022	(1,670,000)	(1,670,000)	(2,203)	(7,970)	5,767
3M IRS	BNP Paribas SA	1.315	08/12/2022	(340,000)	(340,000)	(936)	(6,796)	5,860
1M IRS	BofA Securities LLC	2.386	07/13/2022	(2,850,000)	(2,850,000)	(64,959)	(35,159)	(29,800)
1M IRS	Citibank NA	2.014	07/06/2022	(2,920,000)	(2,920,000)	(3,442)	(33,106)	29,664
1M IRS	Citibank NA	2.362	07/27/2022	(2,890,000)	(2,890,000)	(69,501)	(45,113)	(24,388)
1Y IRS	Citibank NA	0.379	10/10/2022	(1,810,000)	(1,810,000)	(213)	(38,013)	37,800
1Y IRS	Citibank NA	0.425	10/10/2022	(1,650,000)	(1,650,000)	(228)	(35,258)	35,030
1Y IRS	Citibank NA	0.553	11/15/2022	(1,840,000)	(1,840,000)	(955)	(41,823)	40,868
6M IRS	Citibank NA	1.594	07/12/2022	(4,810,000)	(4,810,000)	—	(94,427)	94,427
1M IRS	Deutsche Bank AG (London)	2.856	07/06/2022	(3,800,000)	(3,800,000)	(28,363)	(38,143)	9,780
1M IRS	Deutsche Bank AG (London)	3.100	07/21/2022	(3,800,000)	(3,800,000)	(107,504)	(48,545)	(58,959)
1M IRS	Deutsche Bank AG (London)	3.154	07/13/2022	(3,800,000)	(3,800,000)	(119,864)	(49,448)	(70,416)
1M IRS	JPMorgan Securities, Inc.	2.479	07/20/2022	(2,820,000)	(2,820,000)	(88,324)	(44,032)	(44,292)
1Y IRS	JPMorgan Securities, Inc.	0.363	09/08/2022	(1,500,000)	(1,500,000)	(41)	(27,768)	27,727
1Y IRS	JPMorgan Securities, Inc.	0.401	09/08/2022	(1,180,000)	(1,180,000)	(39)	(22,256)	22,217

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
2Y IRS	JPMorgan Securities, Inc.	$1.060	11/14/2022	(2,000,000)	$(2,000,000)	$(323)	$(103,884)	$103,561
9M IRS	JPMorgan Securities, Inc.	1.290	11/16/2022	(44,400,000)	(44,400,000)	(3,228)	(53,280)	50,052
9M IRS	JPMorgan Securities, Inc.	1.545	11/16/2022	(44,400,000)	(44,400,000)	(5,750)	(91,020)	85,270
1M IRS	MS & Co. Int. PLC	3.010	07/27/2022	(3,800,000)	(3,800,000)	(87,455)	(47,073)	(40,382)
1Y IRS	MS & Co. Int. PLC	0.599	11/16/2022	(1,670,000)	(1,670,000)	(1,019)	(38,066)	37,047

				(133,950,000)	$(133,950,000)	$(584,347)	$(901,180)	$316,833

Puts
1M IRS	BofA Securities LLC	2.386	07/13/2022	(2,850,000)	(2,850,000)	(8,829)	(35,159)	26,330
1M IRS	Citibank NA	2.014	07/06/2022	(2,920,000)	(2,920,000)	(48,098)	(33,106)	(14,992)
1M IRS	Citibank NA	2.362	07/27/2022	(2,890,000)	(2,890,000)	(22,319)	(45,113)	22,794
1M IRS	Deutsche Bank AG (London)	2.856	07/06/2022	(3,800,000)	(3,800,000)	(9,820)	(38,142)	28,322
1M IRS	Deutsche Bank AG (London)	3.100	07/21/2022	(3,800,000)	(3,800,000)	(10,619)	(48,545)	37,926
1M IRS	Deutsche Bank AG (London)	3.154	07/13/2022	(3,800,000)	(3,800,000)	(3,623)	(49,448)	45,825
1M IRS	JPMorgan Securities, Inc.	2.479	07/20/2022	(2,820,000)	(2,820,000)	(9,412)	(44,032)	34,620
1M IRS	MS & Co. Int. PLC	3.010	07/27/2022	(3,800,000)	(3,800,000)	(20,830)	(47,072)	26,242

				(26,680,000)	$(26,680,000)	$(133,551)	$(340,617)	$207,067

Total written option contracts				(160,630,000)	$(160,630,000)	$(717,898)	$(1,241,797)	$523,900

TOTAL				4,300,000	$4,300,000	$(700,991)	$(683,219)	$(17,772)

Abbreviations:
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34
CDX.NA.IG Index 36	— CDX North America Investment Grade Index 36
CDX.NA.IG Index 37	— CDX North America Investment Grade Index 37
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS INCOME FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – 9.4%
Aerospace & Defense(b) – 0.4%
ADS Tactical, Inc. (3M LIBOR + 5.750%)
	$376,187	7.345%		03/19/26	$ 343,741

					343,741

Automotive(b) – 0.9%
First Brands Group LLC
(3M LIBOR + 5.000%)
	333,249	6.287		03/30/27	315,254
(3M LIBOR + 8.500%)
	250,000	9.739		03/30/28	240,938
Holley Purchaser, Inc. (3M LIBOR + 3.750%)
	232,982	5.205		11/17/28	219,392

					775,584

Building & Construction Materials(b) – 0.3%
Energize HoldCo LLC
(1M LIBOR + 3.750%)
	174,563	6.000		12/08/28	163,507
(6M LIBOR + 6.750%)
	75,000	9.000	(c)	12/07/29	69,750

					233,257

Building Materials(b) – 0.4%
Chamberlain Group, Inc. (3M LIBOR + 3.500%)
	348,250	5.166		11/03/28	313,714

					313,714

Capital Goods - Others(b) – 0.5%
Engineered Machinery Holdings, Inc.
(3M LIBOR + 3.750%)
	188,664	6.000		05/19/28	176,756
(3M EURIBOR + 3.750%)
EUR	74,438	3.750		05/21/28	67,736
RC Buyer, Inc.
(3M LIBOR + 3.500%)
	$148,125	5.750		07/28/28	140,348
(3M LIBOR + 6.500%)
	50,000	8.750		07/26/29	47,625

					432,465

Chemicals(b) – 0.2%
Trident TPI Holdings, Inc. (1M LIBOR + 4.000%)
	152,111	6.250		09/15/28	142,376

Commercial Services(b) – 0.3%
Allied Universal Holdco LLC (1M LIBOR + 3.750%)
	148,875	5.416		05/12/28	136,158
Vaco Holdings LLC (3M SOFR + 5.000%)
	124,375	7.204		01/21/29	119,297

					255,455

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Computers(b) – 0.4%
Virtusa Corp. (1M LIBOR + 3.750%)
$375,250	5.416%	02/11/28	$ 353,440

			353,440

Diversified Financial Services(b) – 1.1%
DRW Holdings LLC (1M LIBOR + 3.750%)
371,250	5.416	03/01/28	355,008
Edelman Financial Center LLC (1M LIBOR + 3.500%)
371,250	5.166	04/07/28	342,756
Syncapay, Inc. (3M LIBOR + 6.500%)
216,489	8.750	12/10/27	206,910

			904,674

Diversified Manufacturing(b) – 0.2%
Apex Tool Group LLC (1M SOFR + 5.250%)
225,000	7.174	02/08/29	197,368

Engineering & Construction(b) – 0.0%
KKR Apple Bidco LLC (1M LIBOR + 5.750%)
25,000	7.416	09/21/29	23,844

			23,844

Food(b) – 0.1%
Ola Singapore PTE Ltd. (1M SOFR + 6.250%)
74,625	7.629	12/15/26	62,996

			62,996

Home Construction(b) – 0.3%
Packers Holdings LLC (3M LIBOR + 3.250%)
246,977	5.122	03/09/28	225,522

Internet(b) – 0.4%
Syndigo LLC
(6M LIBOR + 4.500%)
222,188	6.499	12/15/27	208,856
(3M LIBOR + 8.000%)
160,000	10.510	12/15/28	150,400

			359,256

Leisure Time(b) – 0.2%
Arcis Golf LLC (1M LIBOR + 4.250%)
174,563	5.916	11/24/28	168,016

			168,016

Machinery-Diversified(b) – 0.0%
Clark Equipment Co. (6M SOFR + 2.500%)
24,938	4.654	04/20/29	23,971

			23,971

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Media(b) – 0.2%
DirecTV Financing LLC (1M LIBOR + 5.000%)
$209,813	6.666%	08/02/27	$ 192,591

			192,591

Media - Non Cable(b) – 0.3%
Taboola.com Ltd (1M LIBOR + 4.000%)
297,625	5.670	09/01/28	278,280

Metal Fabricate/Hardware(b) – 0.2%
Grinding Media, Inc. (6M LIBOR + 4.000%)
198,500	4.796	10/12/28	180,635

			180,635

Packaging(b) – 0.3%
LABL, Inc. (1M LIBOR + 5.000%)
149,250	6.666	10/29/28	137,559
Pretium Packaging LLC(1M LIBOR + 4.000%)
99,500	6.293	10/02/28	89,240

			226,799

Pipeline(b) – 0.1%
Centurion Pipeline Co. LLC (1M LIBOR + 4.000%)
86,506	5.666	09/28/25	83,803

			83,803

Retailing(b) – 0.5%
New Era Cap Co., Inc. (6M LIBOR + 5.750%)
172,813	8.455	07/13/27	167,628
TruGreen LP(3M LIBOR + 8.500%)
310,000	10.750	11/02/28	296,050

			463,678

Software(b) – 1.3%
Cloudera, Inc. (1M LIBOR + 3.750%)
274,313	5.416	10/08/28	251,682
DCert Buyer, Inc.(c) (1M LIBOR + 7.000%)
325,000	8.666	02/19/29	300,625
Epicor Software Corp. (1M LIBOR + 7.750%)
50,000	9.416	07/31/28	48,400
Idera, Inc.
(1M LIBOR + 3.750%)
297,249	5.470	03/02/28	273,284
(1M LIBOR + 6.750%)
45,000	8.470	03/02/29	42,525

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Software(b) – (continued)
Loyalty Ventures, Inc. (1M LIBOR + 4.500%)
$216,563	6.166%	11/03/27	$ 168,269

			1,084,785

Technology - Software/Services(b) – 0.2%
Grab Holdings, Inc. (6M LIBOR + 4.500%)
171,067	5.500	01/29/26	155,671

			155,671

Telecommunications – 0.4%
Intelsat Jackson Holdings S.A.(b) (6M SOFR + 4.250%)
356,364	4.920	02/01/29	326,009
Intelsat Jackson Holdings SA(d)
440	0.000	/ /0	1,760
440	0.000	05/12/25	1,595

			329,364

Transportation(b) – 0.2%
LaserShip, Inc. (3M LIBOR + 4.500%)
198,500	7.377	05/07/28	176,169

			176,169

TOTAL BANK LOANS (Cost $8,591,324)			$7,987,454

Corporate Obligations – 70.4%
Advertising(e)(f) – 0.1%
Terrier Media Buyer, Inc.
$127,000	8.875%	12/15/27	$ 100,350

Aerospace & Defense – 1.4%
Howmet Aerospace, Inc.
220,000	5.950	02/01/37	207,361
The Boeing Co.(e)
175,000	4.875	05/01/25	174,345
90,000	5.150	05/01/30	86,345
25,000	3.250	02/01/35	19,030
90,000	5.805	05/01/50	82,875
TransDigm, Inc.(e)
130,000	5.500	11/15/27	110,702
40,000	4.625	01/15/29	32,203
270,000	4.875	05/01/29	219,483
Triumph Group, Inc.(e)
367,000	7.750	08/15/25	282,399

			1,214,743

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Agriculture(g) – 0.1%
MHP Lux SA
$200,000	6.950%		04/03/26	$ 102,038

Airlines(f) – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
55,000	5.500		04/20/26	50,672
181,000	5.750		04/20/29	154,538
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
158,000	6.500		06/20/27	155,173
United Airlines, Inc.(e)
165,000	4.375		04/15/26	146,342

				506,725

Automotive – 1.6%
Dealer Tire LLC/DT Issuer LLC(e)(f)
374,000	8.000		02/01/28	323,050
Ford Motor Co.
130,000	4.750		01/15/43	92,667
Ford Motor Credit Co. LLC(e)
235,000	4.950		05/28/27	218,094
General Motors Co.(e)
175,000	6.125		10/01/25	180,955
General Motors Financial Co., Inc.(e)
150,000	5.650		01/17/29	149,541
NIO, Inc.(h)
300,000	0.500		02/01/27	228,766
Real Hero Merger Sub 2, Inc.(e)(f)
40,000	6.250		02/01/29	30,385
Wheel Pros, Inc.(e)(f)
145,000	6.500		05/15/29	102,540

				1,325,998

Banks – 10.4%
Banco de Bogota SA
700,000	6.250		05/12/26	661,500
Banco do Brasil SA(b)(10 Year CMT + 4.398%)
400,000	6.250		10/29/49	353,000
Banco Mercantil del Norte SA
(5 Year CMT + 5.035%)
200,000	6.875	(b)	12/31/99	198,537
(10 Year CMT + 5.353%)
400,000	7.625		12/31/99	371,450

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Banco Santander SA
$400,000	2.749%		12/03/30	$ 317,720
Bank of America Corp.(e)
275,000	4.183		11/25/27	267,586
(3M USD LIBOR + 1.310%)
100,000	4.271	(b)	07/23/29	96,168
(3M USD LIBOR + 1.190%)
125,000	2.884	(b)	10/22/30	109,333
(3M USD LIBOR + 0.990%)
50,000	2.496	(b)	02/13/31	42,315
(SOFR + 2.150%)
275,000	2.592	(b)	04/29/31	233,236
(SOFR + 1.530%)
200,000	1.898	(b)	07/23/31	160,018
Barclays PLC(b)(e)(SOFR + 2.714%)
225,000	2.852		05/07/26	212,512
BBVA Bancomer SA(b)(e)(5 Year CMT + 2.650%)
200,000	5.125		01/18/33	169,600
BNP Paribas SA(f)
200,000	3.375		01/09/25	195,444
Citigroup, Inc.
125,000	4.300		11/20/26	123,406
275,000	4.125		07/25/28	264,022
(SOFR + 1.422%)
100,000	2.976	(b)(e)	11/05/30	87,268
Credit Suisse Group AG
250,000	4.550		04/17/26	244,125
(5 Year CMT + 4.889%)
200,000	5.250	(b)(f)	12/31/99	154,956
Deutsche Bank AG(b)(e)(SOFR + 2.159%)
150,000	2.222		09/18/24	144,954
First Horizon Corp.(e)
25,000	4.000		05/26/25	24,522
Freedom Mortgage Corp.(e)(f)
315,000	7.625		05/01/26	247,940
HSBC Holdings PLC(b)(e)(SOFR + 1.538%)
200,000	1.645		04/18/26	183,468
Itau Unibanco Holding SA(b)(5 Year CMT + 3.981%)
200,000	6.125		12/31/99	191,700
JPMorgan Chase & Co.
(3M USD LIBOR + 1.245%)
500,000	3.960	(b)(e)	01/29/27	489,160
500,000	3.625	(e)	12/01/27	480,225
(3M USD LIBOR + 0.945%)
225,000	3.509	(b)(e)	01/23/29	210,622
(SOFR + 2.515%)
50,000	2.956	(b)(e)	05/13/31	43,269
(SOFR + 3.125%)
111,000	4.600	(b)	12/31/99	94,129

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Macquarie Bank Ltd.(b)(e)(f) (5 year CMT + 1.700%)
$200,000	3.052%		03/03/36	$ 160,480
Morgan Stanley, Inc.(b)(e)
(3M USD LIBOR + 1.628%)
25,000	4.431		01/23/30	24,265
(SOFR + 1.143%)
600,000	2.699		01/22/31	520,164
(SOFR + 1.034%)
100,000	1.794		02/13/32	78,736
Natwest Group PLC(b)(e) (3M USD LIBOR + 1.762%)
225,000	4.269		03/22/25	222,644
Truist Financial Corp.(b) (10 Year CMT + 4.349%)
316,000	5.100		12/31/99	287,901
Turkiye Vakiflar Bankasi TAO
200,000	8.125		03/28/24	191,200
200,000	6.500	(f)	01/08/26	172,475
UBS Group AG(b)(e)(f) (1 year CMT + 1.100%)
200,000	2.746		02/11/33	162,778
Wells Fargo & Co.
300,000	4.300		07/22/27	296,427
125,000	4.150	(e)	01/24/29	120,849
Yapi ve Kredi Bankasi A/S(b)(f) (5 Year USD Swap + 11.245%)
200,000	13.875		12/31/99	203,500

				8,813,604

Beverages(e) – 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
150,000	4.700		02/01/36	143,988
Anheuser-Busch InBev Worldwide, Inc.
175,000	4.750		01/23/29	178,336
Constellation Brands, Inc.
100,000	3.150		08/01/29	90,075
Keurig Dr Pepper, Inc.
176,000	3.200		05/01/30	157,400

				569,799

Biotechnology(e) – 0.1%
Royalty Pharma PLC
50,000	1.200		09/02/25	44,796

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials – 0.9%
Carrier Global Corp.(e)
$150,000	2.722%		02/15/30	$ 129,642
Cornerstone Building Brands, Inc.(e)(f)
167,000	6.125		01/15/29	107,561
CP Atlas Buyer, Inc.(e)(f)
300,000	7.000		12/01/28	216,849
Icebox Holdco III, Inc.(b)
(1M LIBOR + 3.750)
144,638	6.000		12/22/28	135,598
(1M LIBOR + 6.750)
50,000	9.000		12/21/29	47,000
Standard Industries, Inc.(e)(f)
150,000	4.375		07/15/30	118,644

				755,294

Chemicals(e) – 1.4%
ASP Unifrax Holdings, Inc.(f)
60,000	5.250		09/30/28	47,942
Axalta Coating Systems LLC(f)
250,000	3.375		02/15/29	204,195
Ingevity Corp.(f)
125,000	3.875		11/01/28	104,675
International Flavors & Fragrances, Inc.(f)
275,000	2.300		11/01/30	226,179
Minerals Technologies, Inc.(f)
210,000	5.000		07/01/28	182,857
Rayonier AM Products, Inc.(f)
29,000	7.625		01/15/26	24,455
The Chemours Co.(f)
205,000	4.625		11/15/29	161,374
The Sherwin-Williams Co.
175,000	2.950		08/15/29	156,725
WR Grace Holdings LLC(f)
150,000	5.625		08/15/29	110,667

				1,219,069

Commercial Services – 1.8%
Alarm.com Holdings, Inc.(i)
15,000	0.000		01/15/26	12,247
Allied Universal Holdco LLC/Allied Universal Finance Corp.(e)
170,000	9.750		07/15/27	143,869
170,000	6.000	(f)	06/01/29	123,804

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
APi Escrow Corp.(e)(f)
	$32,000	4.750%		10/15/29	$ 25,718
APi Group DE, Inc.(e)(f)
	396,000	4.125		07/15/29	319,818
APX Group, Inc.(e)(f)
	199,000	5.750		07/15/29	154,502
CoStar Group, Inc.(e)(f)
	75,000	2.800		07/15/30	63,043
DP World Crescent Ltd.(e)
	200,000	3.750		01/30/30	183,537
Quanta Services, Inc.(e)
	61,000	2.900		10/01/30	50,227
S&P Global, Inc.(e)(f)
	75,000	4.250		05/01/29	74,286
Verisure Holding AB(e)(f)
EUR	125,000	3.250		02/15/27	108,125
Verisure Midholding AB(e)
	125,000	5.250	(f)	02/15/29	99,845
	200,000	5.250		02/15/29	159,752

					1,518,773

Computers(e) – 0.9%
Amdocs Ltd.
	$75,000	2.538		06/15/30	63,556
Dell International LLC/EMC Corp.
	325,000	6.020		06/15/26	337,087
Hewlett Packard Enterprise Co.
	175,000	4.900		10/15/25	178,069
KBR, Inc.(f)
	71,000	4.750		09/30/28	62,563
Presidio Holdings, Inc.(f)
	25,000	8.250		02/01/28	22,004
Unisys Corp.(f)
	80,000	6.875		11/01/27	69,937
Virtusa Corp.(f)
	62,000	7.125		12/15/28	49,802

					783,018

Distribution & Wholesale(e)(f) – 0.2%
BCPE Empire Holdings, Inc.
	246,000	7.625		05/01/27	200,296

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(e)
$150,000	4.875%	01/16/24	$ 149,683
175,000	6.500	07/15/25	178,883
AG Issuer LLC(e)(f)
228,000	6.250	03/01/28	197,090
Air Lease Corp.(e)
75,000	2.875	01/15/26	68,858
320,000	3.750	06/01/26	301,229
Ally Financial, Inc.(b) (7 year CMT + 3.481%)
295,000	4.700	12/31/99	218,574
Aviation Capital Group LLC(e)(f)
75,000	1.950	01/30/26	65,600
Avolon Holdings Funding Ltd.(e)(f)
60,000	3.950	07/01/24	57,825
100,000	2.875	02/15/25	92,102
50,000	4.250	04/15/26	46,545
Coinbase Global, Inc.(e)(f)
165,000	3.375	10/01/28	103,079
Global Aircraft Leasing Co. Ltd.(e)(f)(j) (PIK 7.250%, Cash 6.500%)
91,273	6.500	09/15/24	69,126
LD Holdings Group LLC(e)(f)
215,000	6.500	11/01/25	146,514
Midcap Financial Issuer Trust(e)(f)
200,000	6.500	05/01/28	171,954
Nationstar Mortgage Holdings, Inc.(e)(f)
295,000	5.500	08/15/28	237,174
Navient Corp.(e)
455,000	5.000	03/15/27	375,307
351,000	5.500	03/15/29	273,552
NFP Corp.(e)(f)
662,000	6.875	08/15/28	550,513
OneMain Finance Corp.(e)
164,000	4.000	09/15/30	121,488
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.(e)(f)
105,000	6.375	02/01/27	100,901
United Wholesale Mortgage LLC(e)(f)
340,000	5.500	04/15/29	260,318

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
United Wholesale Mortgage LLC(e)(f)
$175,000	5.500%	11/15/25	$ 150,239
VistaJet Malta Finance PLC/XO Management Holding, Inc.(e)(f)
75,000	7.875	05/01/27	66,173
275,000	6.375	02/01/30	220,118

			4,222,845

Electrical – 1.5%
AES Panama Generation Holdings SRL
400,000	4.375	05/31/30	345,700
American Electric Power Co., Inc.(e)
25,000	2.300	03/01/30	21,035
Calpine Corp.(e)(f)
415,000	3.750	03/01/31	337,922
Pacific Gas & Electric Co.(e)
25,000	2.100	08/01/27	20,997
50,000	2.500	02/01/31	38,430
Pike Corp.(e)(f)
290,000	5.500	09/01/28	232,046
Sempra Energy(e)
50,000	3.400	02/01/28	47,219
The Southern Co.(e)
120,000	3.250	07/01/26	114,936
Vistra Operations Co. LLC(e)(f)
50,000	3.550	07/15/24	48,255
60,000	4.300	07/15/29	53,836

			1,260,376

Electrical Components & Equipment(e)(f) – 0.1%
Energizer Holdings, Inc.
75,000	6.500	12/31/27	65,696

Electronics(e)(f) – 0.2%
Imola Merger Corp.
245,000	4.750	05/15/29	205,442

Engineering & Construction – 1.3%
Aeropuerto Internacional de Tocumen SA(f)
210,000	4.000	08/11/41	170,599
200,000	5.125	08/11/61	157,413

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction – (continued)
Arcosa, Inc.(e)(f)
	$125,000	4.375%		04/15/29	$ 106,656
Cellnex Finance Co. SA(e)
EUR	100,000	1.250		01/15/29	78,112
Global Infrastructure Solutions, Inc.(e)(f)
	$135,000	5.625		06/01/29	106,188
	105,000	7.500		04/15/32	81,442
IHS Netherlands Holdco B.V.(e)
	200,000	8.000		09/18/27	173,975
Mexico City Airport Trust
	400,000	5.500		10/31/46	273,000

					1,147,385

Entertainment(e)(f) – 0.8%
Allen Media LLC/Allen Media Co-Issuer, Inc.
	115,000	10.500		02/15/28	59,430
Boyne USA, Inc.
	250,000	4.750		05/15/29	215,025
Penn National Gaming, Inc.
	281,000	4.125		07/01/29	214,881
SeaWorld Parks & Entertainment, Inc.
	190,000	5.250		08/15/29	160,994

					650,330

Environmental(e)(f) – 0.8%
GFL Environmental, Inc.
	441,000	4.000		08/01/28	366,427
Waste Pro USA, Inc.
	349,000	5.500		02/15/26	309,552

					675,979

Food & Drug Retailing – 1.0%
H-Food Holdings LLC/Hearthside Finance Co., Inc.(e)(f)
	230,000	8.500		06/01/26	161,136
Kraft Heinz Foods Co.
	205,000	6.875		01/26/39	225,336
	101,000	5.500	(e)	06/01/50	96,999
US Foods, Inc.(e)(f)
	301,000	4.750		02/15/29	263,011
	135,000	4.625		06/01/30	115,094

					861,576

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(e) – 2.1%
CAB SELAS(f)
EUR	150,000	3.375%	02/01/28	$ 126,376
Chrome Holdco SASU(f)
	200,000	5.000	05/31/29	158,240
CHS/Community Health Systems, Inc.(f)
	$245,000	5.250	05/15/30	187,006
	149,000	4.750	02/15/31	109,606
DaVita, Inc.(f)
	387,000	3.750	02/15/31	277,464
DH Europe Finance II S.a.r.l.
	50,000	2.600	11/15/29	44,780
Laboratoire Eimer Selas(f)
EUR	100,000	5.000	02/01/29	73,107
LifePoint Health, Inc.(f)
	$260,000	5.375	01/15/29	190,934
Medline Borrower LP(f)
	260,000	3.875	04/01/29	221,645
MEDNAX, Inc.(f)
	55,000	5.375	02/15/30	47,185
Mozart Debt Merger Sub, Inc.(f)
	180,000	5.250	10/01/29	149,611
Stryker Corp.
	50,000	1.950	06/15/30	41,587
Tenet Healthcare Corp.(f)
	96,000	6.125	10/01/28	82,607
	99,000	6.125	06/15/30	92,803

				1,802,951

Home Builders – 0.4%
KB Home
	120,000	7.250	07/15/30	113,687
LGI Homes, Inc.(e)(f)
	315,000	4.000	07/15/29	235,031

				348,718

Housewares(e) – 0.4%
CD&R Smokey Buyer, Inc.(f)
	110,000	6.750	07/15/25	97,651
Newell Brands, Inc.
	120,000	5.750	04/01/46	97,090

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Housewares(e) – (continued)
SWF Escrow Issuer Corp.(f)
	$260,000	6.500%		10/01/29	$ 181,600

					376,341

Insurance(e) – 1.3%
Acrisure LLC/Acrisure Finance, Inc.(f)
	60,000	10.125		08/01/26	58,614
	250,000	4.250		02/15/29	202,500
	210,000	6.000		08/01/29	164,657
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(f)
	119,000	6.750		10/15/27	105,508
American International Group, Inc.
	25,000	3.400		06/30/30	22,939
AssuredPartners, Inc.(f)
	70,000	5.625		01/15/29	56,608
BroadStreet Partners, Inc.(f)
	300,000	5.875		04/15/29	233,982
Equitable Holdings, Inc.
	60,000	4.350		04/20/28	57,962
HUB International Ltd.(f)
	212,000	7.000		05/01/26	200,174

					1,102,944

Internet(e) – 2.8%
Adevinta ASA
EUR	100,000	3.000		11/15/27	87,590
Arches Buyer, Inc.(f)
	$77,000	6.125		12/01/28	62,851
Booking Holdings, Inc.
	72,000	4.625		04/13/30	71,658
Endurance International Group Holdings, Inc.(f)
	164,000	6.000		02/15/29	118,774
Expedia Group, Inc.
	180,000	6.250	(f)	05/01/25	185,639
	167,000	4.625		08/01/27	160,472
	75,000	2.950		03/15/31	59,785
Getty Images, Inc.(f)
	358,000	9.750		03/01/27	341,850

Match Group Holdings II LLC(f)
	167,000	3.625		10/01/31	131,611

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(e) – (continued)
Prosus NV
	$400,000	3.680%		01/21/30	$ 319,325
EUR	120,000	2.031	(f)	08/03/32	87,085
Twitter, Inc.(f)
	$295,000	5.000		03/01/30	279,896
Uber Technologies, Inc.(f)
	426,000	4.500		08/15/29	350,436
United Group B.V.(f)
EUR	175,000	4.625		08/15/28	139,860

					2,396,832

Investment Companies(e) – 1.2%
Huarong Finance 2019 Co. Ltd.
	$310,000	2.500		02/24/23	304,575
	360,000	2.125		09/30/23	343,980
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	215,000	4.375		02/01/29	173,808
JAB Holdings B.V.(f)
	250,000	2.200		11/23/30	196,138

					1,018,501

Iron/Steel(e) – 0.2%
Metinvest B.V.
	200,000	8.500		04/23/26	103,170
Vale Overseas Ltd.
	60,000	3.750		07/08/30	52,366

					155,536

Leisure Time(e)(f) – 0.1%
TUI Cruises GmbH
EUR	125,000	6.500		05/15/26	92,351

Lodging(e)(f) – 0.3%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
	$230,000	5.000		06/01/29	186,376
Marriott Ownership Resorts, Inc.
	60,000	4.500		06/15/29	50,030

					236,406

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery - Construction & Mining(e)(f) – 0.2%
Vertiv Group Corp.
$244,000	4.125%		11/15/28	$ 198,672

Machinery-Diversified(e) – 1.3%
Husky III Holding Ltd.(f)(j)(PIK 13.750%, Cash 13.000%)
30,000	13.000		02/15/25	29,420
Otis Worldwide Corp.
325,000	2.565		02/15/30	280,969
Titan Acquisition Ltd./Titan Co-Borrower LLC(f)
401,000	7.750		04/15/26	370,271
TK Elevator Holdco GmbH(f)
456,000	7.625		07/15/28	409,237

				1,089,897

Media – 4.8%
Altice Financing SA(e)(f)
200,000	5.000		01/15/28	161,360
CCO Holdings LLC/CCO Holdings Capital Corp.(e)(f)
375,000	4.750		02/01/32	308,745
Charter Communications Operating LLC/Charter Communications Operating Capital(e)
975,000	4.908		07/23/25	977,506
225,000	3.750		02/15/28	207,148
Comcast Corp.(e)
100,000	4.150		10/15/28	99,747
200,000	4.250		10/15/30	197,110
CSC Holdings LLC(e)(f)
200,000	5.000		11/15/31	134,300
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(e)(f)
485,000	5.875		08/15/27	413,773
DISH DBS Corp.
133,000	7.750		07/01/26	103,225
135,000	5.250	(e)(f)	12/01/26	105,791
180,000	7.375	(e)	07/01/28	122,429
200,000	5.125		06/01/29	121,536
Gray Television, Inc.(e)(f)
245,000	7.000		05/15/27	236,097
iHeartCommunications, Inc.(e)
190,000	8.375		05/01/27	151,829

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Scripps Escrow II, Inc.(e)(f)
	$130,000	5.375%		01/15/31	$ 103,787
Scripps Escrow, Inc.(e)(f)
	115,000	5.875		07/15/27	100,676
Sinclair Television Group, Inc.(e)(f)
	110,000	5.125		02/15/27	92,938
Townsquare Media, Inc.(e)(f)
	210,000	6.875		02/01/26	189,579
Urban One, Inc.(e)(f)
	185,000	7.375		02/01/28	158,501
Ziggo Bond Co. B.V.(e)(f)
EUR	100,000	3.375		02/28/30	73,532

					4,059,609

Mining(e) – 0.5%
AngloGold Ashanti Holdings PLC
	$370,000	3.750		10/01/30	309,412
Glencore Funding LLC(f)
	100,000	1.625		04/27/26	88,904
Teck Resources Ltd.
	25,000	3.900		07/15/30	22,993

					421,309

Miscellaneous Manufacturing – 1.1%
General Electric Co.
	125,000	5.875		01/14/38	130,154
(3M USD LIBOR + 3.330%)
	742,000	5.159	(b)	12/29/49	649,094
Hillenbrand, Inc.(e)
	154,000	3.750		03/01/31	125,356

					904,604

Multi-National(e)(f) – 0.5%
Banque Ouest Africaine de Developpement
EUR	480,000	2.750		01/22/33	403,484

Oil Field Services – 3.0%
Cenovus Energy, Inc.
	$45,000	5.375	(e)	07/15/25	46,362
	85,000	6.750		11/15/39	90,504
Civitas Resources, Inc(e)(f)
	105,000	5.000		10/15/26	94,236

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Devon Energy Corp.(e)
	$55,000	5.850%	12/15/25	$ 57,288
Leviathan Bond Ltd.(e)(f)
	340,000	6.500	06/30/27	312,120
Marathon Petroleum Corp.(e)
	50,000	3.800	04/01/28	47,313
MEG Energy Corp.(e)(f)
	140,000	5.875	02/01/29	128,003
Nabors Industries, Inc.(e)(f)
	322,000	9.000	02/01/25	321,961
	85,000	7.375	05/15/27	80,070
Noble Finance Co.(e)(j) (PIK 15.000%, Cash 11.000%)
	36,761	11.000	02/15/28	40,421
Occidental Petroleum Corp.(e)
	200,000	5.550	03/15/26	198,932
Range Resources Corp.(e)(f)
	75,000	4.750	02/15/30	67,397
Southwestern Energy Co.(e)
	115,000	4.750	02/01/32	98,371
Transocean Poseidon Ltd.(f)
	75,000	6.875	02/01/27	66,885
Transocean, Inc.(e)(f)
	479,000	11.500	01/30/27	447,903
USA Compression Partners LP/USA Compression Finance Corp.(e)
	473,000	6.875	04/01/26	430,293

				2,528,059

Packaging – 0.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(e)
EUR	239,000	3.000	09/01/29	186,492
Berry Global, Inc.(e)
	$75,000	1.570	01/15/26	66,961
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(e)(f)
	228,000	6.000	09/15/28	189,121
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(e)(f)
	88,000	4.000	10/15/27	75,185
Pactiv LLC
	135,000	8.375	04/15/27	117,877

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Packaging – (continued)
Sealed Air Corp.(f)
$113,000	6.875%	07/15/33	$ 114,817

			750,453

Pharmaceuticals(e) – 2.1%
AbbVie, Inc.
225,000	3.200	11/21/29	206,872
AdaptHealth LLC(f)
65,000	6.125	08/01/28	57,689
120,000	4.625	08/01/29	98,653
80,000	5.125	03/01/30	67,260
Bausch Health Cos., Inc.(f)
175,000	6.125	02/01/27	149,145
Becton Dickinson & Co.
175,000	3.700	06/06/27	169,395
25,000	2.823	05/20/30	21,977
Cigna Corp.
400,000	2.400	03/15/30	343,452
CVS Health Corp.
100,000	3.250	08/15/29	91,330
100,000	3.750	04/01/30	93,546
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(f)
643,000	4.875	06/01/29	443,638
Zoetis, Inc.
50,000	2.000	05/15/30	41,825

			1,784,782

Pipelines(e) – 3.8%
CNX Midstream Partners LP(f)
95,000	4.750	04/15/30	79,663
CQP Holdco LP/BIP-V Chinook Holdco LLC(f)
360,000	5.500	06/15/31	307,681
Energy Transfer LP
60,000	4.050	03/15/25	59,110
175,000	5.250	04/15/29	173,416
Global Partners LP/GLP Finance Corp.
345,000	6.875	01/15/29	292,432
Hess Midstream Operations LP(f)
70,000	5.500	10/15/30	62,960

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(e) – (continued)
Howard Midstream Energy Partners LLC(f)
	$125,000	6.750%		01/15/27	$ 108,519
ITT Holdings LLC(f)
	260,000	6.500		08/01/29	210,639
Kinetik Holdings LP(f)
	175,000	5.875		06/15/30	166,861
MPLX LP
	135,000	4.000		03/15/28	128,034
	75,000	2.650		08/15/30	62,616
New Fortress Energy, Inc.(f)
	165,000	6.750		09/15/25	155,948
NGL Energy Operating LLC/NGL Energy Finance Corp.(f)
	260,000	7.500		02/01/26	233,987
NuStar Logistics LP
	185,000	6.375		10/01/30	161,300
ONEOK, Inc.
	50,000	6.350		01/15/31	52,259
Plains All American Pipeline LP/PAA Finance Corp.
	150,000	3.800		09/15/30	132,722
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
	265,000	5.750		04/15/25	209,694
	269,000	8.500	(f)	10/15/26	242,159
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(f)
	50,000	6.000		12/31/30	41,836
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
	160,000	4.875		02/01/31	145,957
	262,000	4.000		01/15/32	224,683

					3,252,476

Real Estate – 0.3%
NE Property B.V.(e)
EUR	200,000	3.375		07/14/27	182,343
Realogy Group LLC/Realogy Co.-Issuer Corp.(e)(f)
	$96,000	5.750		01/15/29	73,359
Samhallsbyggnadsbolaget i Norden AB(b) (-1X 5 year EUR Swap + 3.227%)
EUR	100,000	2.625		12/31/99	33,534

					289,236

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(e) – 1.1%
Agree LP
$25,000	2.900%	10/01/30	$ 21,124
Crown Castle International Corp.
175,000	4.450	02/15/26	173,343
Duke Realty LP
25,000	1.750	07/01/30	20,408
Iron Mountain Information Management Services, Inc.(f)
245,000	5.000	07/15/32	198,298
Realty Income Corp.
55,000	4.875	06/01/26	56,079
25,000	3.400	01/15/28	23,619
50,000	2.850	12/15/32	42,849
Regency Centers LP
60,000	2.950	09/15/29	52,748
Spirit Realty LP
60,000	4.000	07/15/29	54,606
Trust Fibra Uno
200,000	4.869	01/15/30	168,975
WP Carey, Inc.
75,000	4.250	10/01/26	74,178
60,000	3.850	07/15/29	55,949
25,000	2.400	02/01/31	20,418

			962,594

Regional Banks – 0.3%
National Bank of Uzbekistan
260,000	4.850	10/21/25	237,786

Retailing(e) – 3.3%
1011778 BC ULC/New Red Finance, Inc.(f)
237,000	4.000	10/15/30	190,235
Asbury Automotive Group, Inc.(f)
117,000	4.625	11/15/29	96,647
65,000	5.000	02/15/32	53,167
Carvana Co.(f)
90,000	5.500	04/15/27	58,370
120,000	4.875	09/01/29	68,611
Dollar Tree, Inc.
75,000	4.000	05/15/25	74,726

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(e) – (continued)
eG Global Finance PLC
EUR	250,000	4.375%	02/07/25	$ 233,268
Foundation Building Materials, Inc.(f)
	$95,000	6.000	03/01/29	70,011
Group 1 Automotive, Inc.(f)
	70,000	4.000	08/15/28	59,280
GYP Holdings III Corp.(f)
	115,000	4.625	05/01/29	89,113
Ken Garff Automotive LLC(f)
	190,000	4.875	09/15/28	154,523
LCM Investments Holdings II LLC(f)
	535,000	4.875	05/01/29	409,452
Lowe’s Cos., Inc.
	225,000	1.700	10/15/30	180,709
Penske Automotive Group, Inc.
	189,000	3.750	06/15/29	157,395
Sonic Automotive, Inc.(f)
	82,000	4.625	11/15/29	63,599
	95,000	4.875	11/15/31	71,654
Specialty Building Products Holdings LLC/SBP Finance Corp.(f)
	215,000	6.375	09/30/26	178,385
SRS Distribution, Inc.(f)
	100,000	6.125	07/01/29	78,806
	270,000	6.000	12/01/29	211,799
Suburban Propane Partners LP/Suburban Energy Finance Corp.(f)
	210,000	5.000	06/01/31	178,668
Tractor Supply Co.
	75,000	1.750	11/01/30	58,892
Yum! Brands, Inc.(f)
	88,000	4.750	01/15/30	79,941

				2,817,251

Semiconductors(e) – 1.1%
Broadcom, Inc.(f)
	87,000	3.469	04/15/34	70,567
	423,000	3.137	11/15/35	323,108
	400,000	3.187	11/15/36	303,836
NXP B.V./NXP Funding LLC/NXP USA, Inc.
	165,000	3.875	06/18/26	159,174
	100,000	3.400	05/01/30	89,083

				945,768

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(e) – 2.2%
Brunello Bidco SpA(f)
EUR	350,000	3.500%	02/15/28	$ 308,449
Castle U.S. Holding Corp.(f)
	$362,000	9.500	02/15/28	313,166
Clarivate Science Holdings Corp.(f)
	385,000	3.875	07/01/28	323,669
	204,000	4.875	07/01/29	167,464
Elastic NV(f)
	160,000	4.125	07/15/29	133,778
Minerva Merger Sub, Inc.(f)
	370,000	6.500	02/15/30	308,735
Playtika Holding Corp.(f)
	213,000	4.250	03/15/29	177,048
ServiceNow, Inc.
	125,000	1.400	09/01/30	97,759

				1,830,068

Telecommunication Services – 3.3%
Altice France SA(e)(f)
EUR	100,000	2.125	02/15/25	90,704
	$374,000	5.500	10/15/29	286,506
AT&T, Inc.(e)
	288,000	2.300	06/01/27	263,033
	75,000	1.650	02/01/28	64,811
	75,000	2.750	06/01/31	64,814
	202,000	2.550	12/01/33	163,826
	175,000	4.900	08/15/37	173,423
	25,000	5.150	11/15/46	24,681
	25,000	3.650	06/01/51	19,541
	25,000	3.500	09/15/53	18,959
Bharti Airtel Ltd.(e)(f)
	360,000	3.250	06/03/31	304,718
Frontier Communications Holdings LLC(e)(f)
	83,000	5.000	05/01/28	70,928

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Intelsat Jackson Holdings SA(c)
$450,000	5.500%	08/01/23	$ —
Sprint Capital Corp.
125,000	8.750	03/15/32	150,668
T-Mobile USA, Inc.(e)
150,000	3.750	04/15/27	144,297
250,000	2.050	02/15/28	217,265
200,000	3.875	04/15/30	186,726
Verizon Communications, Inc.
275,000	4.329	09/21/28	273,697
275,000	3.150 (e)	03/22/30	250,003

			2,768,600

Transportation – 0.6%
Cargo Aircraft Management, Inc.(e)(f)
80,000	4.750	02/01/28	73,059
MV24 Capital B.V.
533,340	6.748	06/01/34	477,606
XPO Logistics, Inc.(e)(f)
2,000	6.250	05/01/25	1,990

			552,655

Trucking & Leasing(e)(f) – 0.3%
Fortress Transportation & Infrastructure Investors LLC
350,000	5.500	05/01/28	289,737

TOTAL CORPORATE OBLIGATIONS (Cost $71,628,248)			$59,861,752

Mortgage-Backed Obligations – 5.9%
Collateralized Mortgage Obligations – 1.0%
Interest Only(k) – 0.4%
GNMA REMIC Series 2018-124, Class SN (-1x 1M USD LIBOR + 6.200%)
$169,688	4.605%	09/20/48	$ 20,894
GNMA REMIC Series 2019-110, Class PS (-1X 1M USD LIBOR + 6.050%)
426,415	4.455	09/20/49	57,348
GNMA REMIC Series 2019-153, Class EI
538,546	4.000	12/20/49	82,562
GNMA REMIC Series 2020-146, Class KI
678,179	2.500	10/20/50	91,049

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(k) – (continued)
GNMA REMIC Series 2020-21, Class SA(b ) (-1x 1M USD LIBOR + 6.050%)
$209,172	4.455%	02/20/50	$ 27,879
GNMA REMIC Series 2020-55, Class AS(b) (-1x 1M USD LIBOR + 6.050%)
314,415	4.455	04/20/50	42,208
GNMA REMIC Series 2020-61, Class GI
183,791	5.000	05/20/50	29,538
GNMA REMIC Series 2020-7, Class GI
78,670	4.000	01/20/50	11,342

			362,820

Sequential Floating Rate(b)(f) – 0.6%
Connecticut Avenue Securities Trust Series 2022-R05, Class 2B1 (SOFR30A + 4.500%)
95,000	5.426	04/25/42	88,608
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (SOFR30A + 3.000%)
85,000	3.926	04/25/42	80,486
FHLMC STACR REMIC Trust Series 2021-DNA1, Class M2 (SOFR30A + 1.800%)
40,140	2.726	01/25/51	38,253
FHLMC STACR REMIC Trust Series 2021-DNA3, Class M2 (SOFR30A + 2.100%)
100,000	3.026	10/25/33	92,655
FHLMC STACR REMIC Trust Series 2022-DNA4, Class M1A (SOFR30A + 2.200%)
165,308	3.126	05/25/42	163,258

			463,260

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 826,080

Commercial Mortgage-Backed Securities(b)(f) – 0.2%
Sequential Floating Rate – 0.2%
Taubman Centers Commercial Mortgage Trust Series 2022-DPM, Class A (1M LIBOR + 2.186%)
$150,000	3.465%	05/15/37	$ 146,210

Federal Agencies(l) – 4.7%
GNMA – 1.2%
1,000,000	4.500	TBA-30yr 1,004,258	1,010,629

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family – 3.5%
$1,000,000	4.000%	TBA-30yr 989,258	$ 985,781
1,000,000	4.500	TBA-30yr 1,010,273	1,003,672
1,000,000	5.000	TBA-30yr 1,020,937	1,020,156

			3,009,609

TOTAL FEDERAL AGENCIES			$ 4,020,238

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $4,978,233)			$ 4,992,528

Asset-Backed Securities(b)(f) – 4.8%
Collateralized Loan Obligations – 4.8%
Bain Capital Credit CLO Series 2019-1A, Class DR (3M USD LIBOR + 3.450%)
$175,000	4.494%	04/19/34	$ 162,438
Cathedral Lake VII Ltd. Series 2021-7RA, Class D (3M USD LIBOR + 4.280%)
200,000	5.324	01/15/32	177,585
Cedar Funding XII CLO Ltd. Series 2020-12A, Class DR (3M USD LIBOR + 3.150%)
600,000	4.334	10/25/34	533,791
Madison Park Funding XXI Ltd. Series 2016-21A, Class C1RR (3M USD LIBOR + 3.250%)
600,000	4.294	10/15/32	552,736
Neuberger Berman Loan Advisers CLO 31, Ltd. Series 2019-31A, Class DR (3M USD LIBOR + 3.250%)
600,000	4.313	04/20/31	567,637
Neuberger Berman Loan Advisers CLO Ltd. Series 2022-49A, Class D (3M LIBOR + 3.400%)
650,000	4.701	07/25/34	603,759
OCP CLO Ltd. Series 2022-24A, Class D (3M LIBOR + 3.800%)
700,000	5.461	07/20/35	645,036
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3M USD LIBOR + 3.720%)
600,000	4.764	04/18/36	542,686
Tikehau US CLO I Ltd. Series 2021-1A, Class E (3M USD LIBOR + 6.910%)
300,000	7.126	01/18/35	251,901

TOTAL ASSET-BACKED SECURITIES (Cost $4,404,000)			$ 4,037,569

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – 7.8%
Sovereign – 7.8%
Benin Government International Bond(f)
EUR	260,000	4.875%		01/19/32	$ 194,099
Dominican Republic
	$200,000	5.950		01/25/27	190,975
	240,000	4.875	(f)	09/23/32	184,470
Finance Department Government of Sharjah(f)
	200,000	4.000		07/28/50	133,913
Kingdom of Bahrain(f)
	200,000	7.375		05/14/30	197,600
Pakistan Water & Power Development Authority
	200,000	7.500		06/04/31	109,522
Perusahaan Penerbit SBSN Indonesia III
	550,000	4.150		03/29/27	540,650
Republic of Abu Dhabi(f)
	200,000	3.875		04/16/50	177,912
Republic of Angola(f)
	200,000	8.250		05/09/28	166,000
Republic of Argentina
	13,920	1.000		07/09/29	3,250
	455,900	0.500	(m)	07/09/30	99,614
Republic of Armenia(f)
	330,000	3.600		02/02/31	228,793
Republic Of Cameroon(f)
EUR	220,000	5.950		07/07/32	170,289
Republic of Colombia(e)
	$200,000	4.125		05/15/51	120,100
Republic of Ecuador(f)
	34,036	0.000	(i)	07/31/30	14,472
	40,000	5.000	(m)	07/31/30	26,195
	46,400	0.500	(m)	07/31/40	19,743
Republic of Egypt
EUR	200,000	4.750		04/16/26	156,669
	200,000	5.625		04/16/30	129,422
	$200,000	8.875	(f)	05/29/50	120,000
Republic of Gabon(f)
	200,000	7.000		11/24/31	144,500
Republic of Indonesia
EUR	100,000	1.100		03/12/33	74,359
Republic of Ivory Coast(f)
	500,000	4.875		01/30/32	375,723

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Lebanon(g)
	$10,000	6.200%		02/26/25	$ 614
	10,000	6.750		11/29/27	618
	20,000	6.850		05/25/29	1,229
	110,000	6.650		02/26/30	6,483
	10,000	8.250		05/17/34	668
Republic of Morocco(f)
	310,000	3.000		12/15/32	220,100
Republic of Nigeria
	400,000	7.625		11/21/25	352,000
Republic of Pakistan(f)
	250,000	6.000		04/08/26	167,527
Republic of Peru(e)
	400,000	2.783		01/23/31	340,450
Republic of Romania
EUR	290,000	2.875		03/11/29	249,962
	30,000	2.625	(f)	12/02/40	18,191
Republic of Senegal(f)
	200,000	5.375		06/08/37	128,898
Republic of Turkey
	$200,000	6.125		10/24/28	156,975
	200,000	7.625		04/26/29	168,162
	200,000	6.500		09/20/33	142,912
	200,000	4.875		04/16/43	117,975
Republic of Uzbekistan(f)
	200,000	3.700		11/25/30	143,250
Russian Federation Bond(g)
	200,000	4.750		05/27/26	52,000
Ukraine Government Bond
	190,000	7.750		09/01/23	58,900
	200,000	7.750		09/01/24	50,000
	200,000	7.750		09/01/26	50,500
United Mexican States(e)
	200,000	2.659		05/24/31	164,600
	603,000	3.500		02/12/34	498,681

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $9,770,530)					$ 6,668,965

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 0.2%
Communications Equipment – 0.1%
4,207	Intelsat Emergence SA	$ 114,641

Oil, Gas & Consumable Fuels – 0.1%
6,420	Summit Midstream Partners LP	81,726

TOTAL COMMON STOCKS (Cost $357,099)		$ 196,367

Shares	Dividend Rate	Value

Investment Company(n) – 2.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,399,404	1.367%	$ 2,399,404
(Cost $2,399,404)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $102,128,838)		$86,144,039

TOTAL INVESTMENTS – 101.3% (Cost $102,128,838)		$86,144,039

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%		(1,063,568)

NET ASSETS – 100.0%		$85,080,471

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2022. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Security is currently in default and/or non-income producing.

(h)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2022.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Pay-in-kind securities.

(k)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(l)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $4,020,238 which represents approximately 4.7% of the Fund’s net assets as of June 30, 2022.

(m)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2022.

(n)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2022, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Icebox Holdco III, Inc., due 12/22/28	$30,000	$28,125	$(1,875)
Trident TPI Holdings, Inc., due 09/15/28	21,649	20,264	(1,385)

TOTAL	$51,649	$48,389	$(3,260)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	5,532,015	EUR	5,223,539	07/28/22	$47,613

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	EUR	183,454	USD	197,162	07/28/22	(4,547)

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	49	09/30/22	$5,500,250	$(32,167)
2 Year U.S. Treasury Notes	52	09/30/22	10,920,813	(30,930)

Total				$(63,097)

Short position contracts:
Ultra Long U.S. Treasury Bonds	(9)	09/21/22	(1,389,094)	(12,099)
Ultra 10 Year U.S. Treasury Notes	(19)	09/21/22	(2,420,125)	16,062
20 Year U.S. Treasury Bonds	(11)	09/21/22	(1,524,875)	16,621
10 Year U.S. Treasury Notes	(5)	09/21/22	(592,656)	(736)

Total				$19,848

TOTAL FUTURES CONTRACTS				$(43,249)

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(b)	Termination Date	Notional Amount (000s)(c)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.750%	6M EURO	09/21/25	EUR	590	$17,449	$17,771	$(322)
0.750	6M EURO	09/21/26		170	7,303	7,215	88
0.750	6M EURO	09/21/27		570	33,124	31,430	1,694
0.750	6M EURO	09/21/29		1,390	124,393	113,421	10,973
1.000	6M EURO	09/21/32		740	87,460	78,669	8,790

TOTAL					$269,729	$248,506	$21,223

(a)	Payments made annually.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2022.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Transocean, Inc., 8.000%, 02/01/2027	(1.000)%	11.522%	12/20/22	$60	$2,894	$2,324	$570
Protection Sold:
CDX.NA.HY Index 34	5.000	4.982	06/20/25	46	92	(1,073)	1,165
CDX.NA.IG Index 33	1.000	0.889	12/20/24	1,950	5,735	22,001	(16,266)
CDX.NA.IG Index 34	1.000	0.961	06/20/25	15,350	21,533	113,120	(91,587)

TOTAL					$30,254	$136,372	$(106,118)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – 38.5%
Bank Loans(a) – 23.7%
Aerospace & Defense(b) – 0.9%
ADS Tactical, Inc. (B+/B3)(1M LIBOR + 5.750%)
$611,748	7.345%	03/19/26	$ 558,985
TransDigm, Inc. (B+/Ba3)(1M LIBOR + 2.250%)
582,524	3.916	12/09/25	551,132

			1,110,117

Airlines(b) – 0.5%
Air Canada (BB-/Ba2)(3M LIBOR + 3.500%)
200,000	4.250	08/11/28	183,500
United Airlines, Inc. (BB-/Ba1)(1M LIBOR + 3.750%)
395,000	5.392	04/21/28	366,118

			549,618

Automotive(b) – 1.5%
First Brands Group LLC (B+/B1)(3M SOFR + 5.000%)
687,872	6.000	03/30/27	650,727
Holley Purchaser, Inc. (B/B2)(1M LIBOR + 3.750%)
326,175	5.205	11/17/28	307,149
Mavis Tire Express Services Corp. (B-/B2)(1M SOFR + 4.000%)
247,963	5.625	05/04/28	228,746
Wheel Pros LLC (B-/B2)(1M LIBOR + 4.500%)
446,625	6.095	05/11/28	368,465
Truck Hero, Inc. (B-/B2)(1M LIBOR + 3.500%)
296,250	5.166	01/31/28	264,255

			1,819,342

Building & Construction – 0.6%
Brown Group Holding LLC (NR/NR)(c)
125,000	0.000	07/02/29	119,791
DG Investment Intermediate Holdings 2, Inc. (B/B2)(b)(1M LIBOR + 3.750%)
223,832	5.416	03/31/28	208,654
Energize HoldCo LLC (B/B2)(b)(3M LIBOR + 3.750%)
299,250	6.000	12/08/28	280,299
Energize HoldCo LLC (CCC+/Caa2)(b)(6M LIBOR + 6.750%)
100,000	9.000	12/07/29	93,000

Principal Amount		Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Building & Construction – (continued)
KKR Apple Bidco LLC (CCC+/Caa1)(b)(1M LIBOR + 5.750%)
	$25,000	7.416%	09/21/29	$ 23,844

				725,588

Building Materials(b) – 0.6%
CP Atlas Buyer, Inc. (B-/B2)(1M LIBOR + 3.750%)
	297,302	5.416	11/23/27	260,263
Icebox Holdco III, Inc.(CCC/Caa2)(3M LIBOR + 6.750)
	50,000	9.000	12/21/29	47,000
Icebox Holdco III, Inc. (NR/NR)(3M LIBOR + 3.750)
	185,963	6.000	12/22/28	174,340
Potters Industries LLC (B/B2)(6M LIBOR + 4.000%)
	187,625	6.250	12/14/27	178,244

				659,847

Capital Goods-Others(b) – 0.5%
Engineered Machinery Holdings, Inc. (B-/B1)(6M EURIBOR + 3.750%)
EUR	124,063	3.750	05/21/28	112,893
Engineered Machinery Holdings, Inc. (CCC/Caa1) (6M LIBOR + 3.750%)
	$248,236	6.000	05/19/28	232,567
RC Buyer, Inc.(B-/B1)(3M LIBOR + 3.500%)
	246,875	5.750	07/28/28	233,914
RC Buyer, Inc. (B-/B1)(6M LIBOR + 6.500%)
	100,000	8.750	07/26/29	95,250

				674,624

Chemicals(b) – 0.7%
Consolidated Energy Finance SA (BB-/B1)(1M LIBOR + 2.500%)
	168,271	2.964	05/07/25	156,492
Illuminate Buyer LLC (B+/B1)(1M LIBOR + 3.500%)
	673,991	5.166	06/30/27	621,278

				777,770

Coal(b) – 0.3%
Oxbow Carbon LLC (BB-/B1)(6M LIBOR + 4.250%)
	390,737	6.500	10/17/25	379,601

Commercial Services(b) – 1.4%
Allied Universal Holdco LLC (B/B2)(1M LIBOR + 3.750%)
	617,160	5.416	05/12/28	564,442
Amentum Government Services Holdings LLC (B/B1)(3M SOFR + 4.000%)
	347,375	5.597	02/15/29	329,791
Garda World Security Corp. (B/B2)(1M LIBOR + 4.250%)
	382,008	5.900	10/30/26	353,041

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Commercial Services(b) – (continued)
Holding Socotec (NR/NR)(d)(3M LIBOR + 4.000%)
	$272,250	6.250%	06/02/28	$ 250,470
Holding Socotec (B/B2)(3M EURIBOR + 3.750%)
EUR	100,000	3.500	06/02/28	96,018
Vaco Holdings LLC (B/B2)(3M SOFR + 5.000%)
	$124,375	7.204	01/21/29	119,297

				1,713,059

Consumer Cyclical Services(b) – 0.4%
FCG Acquisitions, Inc. (B-/B2)(d)(3M SOFR + 4.750%)
	200,000	6.804	03/31/28	191,000
The Hertz Corp. (BB+/Ba3)
(1M LIBOR + 3.250%)
	55,334	4.920	06/30/28	51,994
(1M LIBOR + 3.250%)
	290,674	4.920	06/30/28	273,129

				516,123

Consumer Products(b) – 0.2%
Springs Window Fashions LLC (B-/B2)(1M LIBOR + 4.000%)
	299,250	5.595	10/06/28	245,011

Diversified Financial services(b) – 0.8%
CQP Holdco LP (B+/B2)(6M LIBOR + 3.750%)
	396,000	6.000	06/05/28	371,250
DRW Holdings LLC (BB-/Ba3)(1M LIBOR + 3.750%)
	321,750	5.416	03/01/28	307,674
Edelman Financial Center LLC (B/B2)(1M LIBOR + 3.500%)
	297,000	5.166	04/07/28	274,205

				953,129

Diversified Manufacturing(b) – 1.3%
Apex Tool Group LLC (B-/B1)(1M SOFR + 5.250%)
	603,315	6.534	02/08/29	529,222
Vertical US Newco, Inc. (B+/B1)(6M LIBOR + 3.500%)
	987,315	4.019	07/30/27	922,527
Victory Buyer LLC (B-/B2)(3M LIBOR + 3.750%)
	99,750	5.813	11/19/28	92,020

				1,543,769

Electrical(b) – 0.2%
TerraForm Power Operating, LLC (BB+/Ba2)(3M SOFR + 2.750%)
	275,000	2.921	05/21/29	267,781

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Entertainment(b) – 0.1%
Arcis Golf LLC (BB-/B2)(1M LIBOR + 4.250%)
$149,625	5.916%	11/24/28	$ 144,014

Food & Beverage(b) – 0.2%
Chobani LLC (B-/B1)(1M LIBOR + 3.500%)
245,625	5.166	10/25/27	222,168

Health Care(b) – 0.6%
Jazz Financing Lux S.a.r.l. (BB-/Ba2)(1M LIBOR + 3.500%)
792,496	5.166	05/05/28	754,480

Health Care – Services(b) – 0.5%
Onex TSG Intermediate Corp. (B/B2)(1M LIBOR + 4.750%)
297,000	6.416	02/28/28	275,839
Regionalcare Hospital Partners (B/B1)(1M LIBOR + 3.750%)
300,000	5.416	11/16/25	279,327

			555,166

Home Construction(b) – 0.2%
Packers Holdings LLC (B-/B2)(1M LIBOR + 3.250%)
123,458	4.440	03/09/28	112,733
SRS Distribution, Inc. (B-/B2)(3M SOFR + 3.500%)
124,688	4.000	06/02/28	114,557

			227,290

Insurance(b) – 0.3%
Acrisure LLC (B/B2)(1M LIBOR + 3.500%)
347,335	5.166	02/15/27	317,811

Machinery(b) – 0.2%
SPX FLOW, Inc. (B-/B2)(1M SOFR + 4.600%)
248,447	6.125	04/05/29	230,932

Machinery-Diversified(b) – 0.1%
Clark Equipment Co. (BB/Ba3)(6M SOFR + 2.500%)
49,875	4.654	04/20/29	47,942

Media – Cable(b) – 0.4%
DirecTV Financing LLC (BB/Ba3)(1M LIBOR + 5.000%)
554,838	6.666	08/02/27	509,296

Media – Non Cable(b) – 1.3%
Allen Media LLC (NR/Ba3)(6M LIBOR + 5.500%)
638,534	7.704	02/10/27	564,464

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Media – Non Cable(b) – (continued)
CMG Media Corp. (B+/B1)(1M LIBOR + 3.500%)
$338,828	5.166%	12/17/26	$ 311,440
iHeartCommunications, Inc. (BB-/B1)
(1M LIBOR + 3.000%)
142,962	4.666	05/01/26	132,478
(1M LIBOR + 3.250%)
289,770	4.916	05/01/26	269,124
Taboola.com Ltd (BB-/B1)(1M LIBOR + 4.000%)
347,126	5.670	09/01/28	324,563

			1,602,069

Metals & Mining(b) – 0.2%
Grinding Media, Inc. (B/B2)(6M LIBOR + 4.000%)
272,938	4.796	10/12/28	248,373

Oil Field Service(b) – 0.6%
ChampionX Corp. (BBB-/Ba2)(1M SOFR + 3.250%)
700,000	5.080	06/07/29	688,625

Packaging(b) – 2.1%
ASP Tpi Holdings, Inc. (B-/B2)(6M LIBOR + 3.250%)
503,475	5.500	10/17/24	484,595
Charter NEX US, Inc. (B/B2)(1M LIBOR + 3.750%)
321,742	5.416	12/01/27	302,170
Clydesdale Acquisition Holdings, Inc. (B/B2)(1M SOFR + 4.175%)
650,000	5.924	04/13/29	606,430
LABL, Inc. (B-/B2)(1M LIBOR + 5.000%)
398,000	6.666	10/29/28	366,825
Pro Mach Group, Inc. (B-/B1)
(1M LIBOR + 4.000%)
3,771	4.077	08/31/28	3,549
(1M LIBOR + 4.000%)
209,492	5.666	08/31/28	197,184
Reynolds Group Holdings, Inc. (B+/B1)(1M LIBOR + 3.500%)
223,313	5.166	09/24/28	208,677
TricorBraun Holdings, Inc. (B-/B2)(1M LIBOR + 3.250%)
396,291	4.916	03/03/28	367,632

			2,537,062

Pharmaceuticals(b) – 0.2%
Gainwell Acquisition Corp. (B+/B2)(6M LIBOR + 4.000%)
295,500	6.250	10/01/27	278,878

Pipelines(b) – 0.5%
AL NGPL Holdings LLC (B+/Ba3)(3M LIBOR + 3.750%)
353,502	4.750	04/14/28	343,120
Centurion Pipeline Co. LLC (BB/B1)(1M LIBOR + 4.000%)
163,400	5.666	09/28/25	158,294

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Pipelines(b) – (continued)
Freeport LNG Investments LLLP (B+/B3)(3M LIBOR + 3.500%)
$123,649	4.563%	12/21/28	$ 106,545

			607,959

Restaurant(b) – 0.2%
IRB Holding Corp. (B+/B2)(1M LIBOR + 2.750%)
296,134	4.416	02/05/25	280,217

Retailers(b) – 0.3%
BCPE Empire Holdings, Inc. (B-/B3)(1M LIBOR + 4.000%)
422,875	5.666	06/11/26	397,502

Retailing(b) – 0.2%
New Era Cap Co., Inc. (BB-/B2)(3M LIBOR + 6.000%)
271,563	6.750	07/13/27	263,416

Technology(b) – 0.5%
Ingram Micro, Inc. (BB-/B1)(6M LIBOR + 3.500%)
371,250	5.750	06/30/28	350,367
Syndigo LLC (B-/B2)(1M LIBOR + 4.500%)
222,188	5.824	12/15/27	208,856

			559,223

Technology – Software – 3.5%
Ahead DB Holdings LLC (B+/B1)(b)(6M LIBOR + 3.750%)
270,046	6.010	10/18/27	253,168
Camelot U.S. Acquisition 1 Co. (B/B1)(b)
(1M LIBOR + 3.000%)
492,913	4.666	10/30/26	465,394
(1M LIBOR + 3.000%)
98,500	4.666	10/30/26	92,672
Castle US Holding Corp. (B-/B3)(b)(1M LIBOR + 3.750%)
294,375	5.416	01/29/27	257,284
Cloudera, Inc. (B-/B2)(b)(1M LIBOR + 3.750%)
448,875	5.416	10/08/28	411,843
ConnectWise LLC (NR/B2)(b)(6M LIBOR + 3.500%)
199,000	5.750	09/29/28	181,753
DCert Buyer, Inc. (B-/B2)(b)(1M LIBOR + 4.000%)
408,735	5.666	10/16/26	389,610
DCert Buyer, Inc. (CCC/Caa2)(b)(d)(1M LIBOR + 7.000%)
125,000	8.666	02/19/29	115,625
Epicor Software Corp. (B-/B2)(b)(1M LIBOR + 3.250%)
315,946	4.916	07/30/27	297,526
Grab Holdings, Inc. (B-/B2)(6M LIBOR + 4.500%)
72,816	5.500	01/29/26	66,262

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Technology – Software – (continued)
Idera, Inc. (B-/B2)(b)(1M LIBOR + 3.750%)
$469,435	4.820%	03/02/28	$ 431,589
Idera, Inc. (CCC/Caa2)(b)(1M LIBOR + 6.750%)
30,000	7.820	03/02/29	28,350
Loyalty Ventures, Inc. (B+/B1)(b)(1M LIBOR + 4.500%)
264,688	6.166	11/03/27	205,662
Perforce Software, Inc. (B-/B2)(b)(1M LIBOR + 3.750%)
724,834	5.416	07/01/26	666,848
Virtusa Corp. (B/B2)(b)(1M LIBOR + 3.750%)
296,250	5.416	02/11/28	279,032

			4,142,618

Telecommunications(b) – 1.0%
Endurance International Group (B/B2)(1 Week LIBOR + 3.500%)
272,250	4.620	02/10/28	243,890
GoTo Group, Inc. (B/B2)(1M LIBOR + 4.750%)
195,494	6.345	08/31/27	148,086
Intelsat Jackson Holdings S.A. (B+/B3)(6M SOFR + 4.250%)
118,788	4.920	02/01/29	108,669
PUG LLC (B-/B3)
(1M LIBOR + 3.500%)
666,900	5.166	02/12/27	600,210
(1M LIBOR + 4.250%)
124,063	5.916	02/12/27	114,448

			1,215,303

Transportation Services(b) – 0.5%
LaserShip, Inc. (B-/B2)(6M LIBOR + 4.500%)
272,938	7.377	05/07/28	242,232
MH Sub I LLC (B/B2)(1M LIBOR + 3.750%)
359,991	5.416	09/13/24	338,302

			580,534

TOTAL BANK LOANS			$ 28,346,257

Other Secured Debt Obligations – 14.8%
Airlines(e) – 0.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba2)
$23,000	5.500%	04/20/26	$ 21,190
77,000	5.750	04/20/29	65,743
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (NR/Ba3)(f)
295,000	5.750	01/20/26	264,355

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Airlines(e) – (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (NR/Baa3)(f)
$206,000	6.500%	06/20/27	$ 202,315
United Airlines, Inc. (BB-/Ba1)(f)
410,000	4.375	04/15/26	363,637

			917,240

Chemicals(e)(f) – 1.9%
ASP Unifrax Holdings, Inc. (B-/B2)
360,000	5.250	09/30/28	287,651
Herens Holdco S.a.r.l. (B/B2)
445,000	4.750	05/15/28	371,090
INEOS Quattro Finance 2 PLC (BB/Ba3)
300,000	3.375	01/15/26	252,006
Olympus Water US Holding Corp. (B-/B2)
400,000	4.250	10/01/28	313,716
WR Grace Holdings LLC (B/B3)
1,239,000	4.875	06/15/27	1,078,004

			2,302,467

Commercial Services(e)(f) – 1.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp. (B/B2)
297,000	6.625	07/15/26	272,367
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 S.a.r.l. (B/B2)
640,000	4.625	06/01/28	525,709
APX Group, Inc. (NR/B1)
108,000	6.750	02/15/27	101,429
The ADT Security Corp. (BB-/Ba3)
634,000	4.125	08/01/29	520,577

			1,420,082

Diversified Financial services(e)(f) – 0.1%
NFP Corp. (B/B1)
180,000	4.875	08/15/28	154,310

Electric(e)(f) – 0.4%
Calpine Corp. (BB+/Ba2)
580,000	3.750	03/01/31	472,277

Electrical Equipment(e)(f) – 0.2%
Vertiv Group Corp. (BB-/B1)
305,000	4.125	11/15/28	248,340

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Entertainment(e)(f) – 0.1%
WMG Acquisition Corp. (BB+/Ba3)
$197,000	3.000%		02/15/31	$ 152,874

Environmental(e)(f) – 0.4%
GFL Environmental, Inc. (BB-/Ba3)
598,000	3.500		09/01/28	518,496

Foods(e)(f) – 0.4%
PetSmart, Inc./PetSmart Finance Corp. (BB-/B1)
250,000	4.750		02/15/28	216,010
US Foods, Inc. (BB/B1)
281,000	6.250		04/15/25	280,188

				496,198

Health Care – Services(f) – 1.8%
Bausch Health Cos., Inc. (BB-/Ba3)(e)
225,000	6.125		02/01/27	191,758
200,000	4.875		06/01/28	156,522
CHS/Community Health Systems, Inc. (B/B2)(e)
430,000	5.250		05/15/30	328,215
Medline Borrower LP (B+/B1)(e)
774,000	3.875		04/01/29	659,820
Tenet Healthcare Corp. (NR/B1)(e)
156,000	4.625		09/01/24	149,760
Tenet Healthcare Corp. (BB-/B1)
229,000	4.625		07/15/24	220,025
454,000	4.875	(e)	01/01/26	418,820

				2,124,920

Household Products(e)(f) – 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. (B-/B2)
185,000	5.000		12/31/26	158,317

Insurance(e)(f) – 0.3%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
365,000	4.250		02/15/29	295,650

Internet(e)(f) – 0.4%
Arches Buyer, Inc. (B/B1)
370,000	4.250		06/01/28	301,968
Cablevision Lightpath LLC (B+/B1)
272,000	3.875		09/15/27	223,823

				525,791

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Iron/Steel(e)(f) – 0.2%
Cleveland-Cliffs, Inc. (BB/Ba2)
$250,000	6.750%	03/15/26	$ 248,108

Leisure Time(e)(f) – 0.1%
Carnival Corp. (BB-/B1)
180,000	9.875	08/01/27	175,471

Lodging(e)(f) – 0.3%
Travel & Leisure Co. (BB-/Ba3)
400,000	4.500	12/01/29	316,812

Media(e)(f) – 2.4%
Altice Financing SA (B/B2)
568,000	5.000	01/15/28	458,262
Audacy Capital Corp. (CCC+/B3)
115,000	6.500	05/01/27	69,877
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. (BB/Ba3)
325,000	5.875	08/15/27	277,271
DISH DBS Corp. (B+/Ba3)
385,000	5.250	12/01/26	301,701
Scripps Escrow II, Inc. (BB/Ba3)
625,000	3.875	01/15/29	518,644
Sinclair Television Group, Inc. (B+/Ba2)
470,000	4.125	12/01/30	372,950
UPC Holding B.V. (B/B3)
200,000	5.500	01/15/28	167,468
Urban One, Inc. (B-/B3)
125,000	7.375	02/01/28	107,095
VZ Secured Financing B.V. (B+/B1)
470,000	5.000	01/15/32	390,105
Ziggo B.V. (B+/B1)
200,000	4.875	01/15/30	169,538

			2,832,911

Oil Field Service(e)(f) – 0.0%
Transocean Proteus Ltd. (B-/NR)
29,250	6.250	12/01/24	27,615

Oil, Gas & Consumable Fuels(f) – 0.5%
Noble Finance Co. (NR/NR)(g)(PIK 15.000%, Cash 13.000%)
52,296	11.000	02/15/28	57,502
Transocean Poseidon Ltd. (B-/Caa1)(e)
112,500	6.875	02/01/27	100,328

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Oil, Gas & Consumable Fuels(f) – (continued)
Transocean Sentry Ltd. (B-/Caa1)(e)
$421,503	5.375%	05/15/23	$ 400,824

			558,654

Packaging & Containers(e)(f) – 0.3%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. (B+/B1)
185,000	4.375	10/15/28	157,281
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC (B+/B1)
186,000	4.000	10/15/27	158,913

			316,194

Pipelines(f) – 0.9%
Cheniere Energy, Inc. (BB+/Ba3)
385,000	4.625	10/15/28	348,313
CQP Holdco LP/BIP-V Chinook Holdco LLC (B+/B2)(e)
315,000	5.500	06/15/31	269,221
NGL Energy Operating LLC/NGL Energy Finance Corp. (BB-/B1)(e)
450,000	7.500	02/01/26	404,978

			1,022,512

Retailing(e)(f) – 0.9%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)
383,000	4.375	01/15/28	338,277
621,000	4.000	10/15/30	498,465
Specialty Building Products Holdings LLC/SBP Finance Corp. (B-/B3)
336,000	6.375	09/30/26	278,779

			1,115,521

Software(e)(f) – 0.3%
Camelot Finance SA (B/B1)
75,000	4.500	11/01/26	68,745
Clarivate Science Holdings Corp. (B/B1)
392,000	3.875	07/01/28	329,554

			398,299

Telecommunications(e)(f) – 0.8%
Altice France SA (B/B2)
425,000	5.125	01/15/29	322,367
475,000	5.500	10/15/29	363,878

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Telecommunications(e)(f) – (continued)
Frontier Communications Holdings LLC (CCC+/Caa2)
$345,000	6.750%	05/01/29	$ 283,618

			969,863

TOTAL OTHER SECURED DEBT OBLIGATIONS			$ 17,768,922

TOTAL SECURED DEBT OBLIGATIONS (Cost $51,356,095)			$ 46,115,179

Unsecured Debt Obligations – 55.9%
Advertising(f) – 0.9%
Lamar Media Corp. (BB/Ba3)
$365,000	3.625%	01/15/31	$ 298,716
Outfront Media Capital LLC/Outfront Media Capital Corp. (B+/B2)(e)
100,000	6.250	06/15/25	95,458
100,000	4.250	01/15/29	79,768
574,000	4.625	03/15/30	460,693
Terrier Media Buyer, Inc. (CCC+/Caa1)(e)
201,000	8.875	12/15/27	158,822

			1,093,457

Aerospace & Defense(f) – 1.6%
Spirit AeroSystems, Inc. (CCC+/Caa1)
690,000	4.600	06/15/28	514,271
TransDigm UK Holdings PLC (B-/B3)
425,000	6.875	05/15/26	398,314
TransDigm, Inc. (B-/B3)
685,000	4.625	01/15/29	551,473
198,000	4.875	05/01/29	160,954
Triumph Group, Inc. (CCC-/Caa3)
428,000	7.750	08/15/25	329,338

			1,954,350

Automotive(f) – 1.9%
Allison Transmission, Inc. (NR/Ba2)(e)
587,000	3.750	01/30/31	471,126
Dana, Inc. (BB/B1)
325,000	5.625	06/15/28	281,105
165,000	4.250	09/01/30	128,832
Dealer Tire LLC/DT Issuer LLC (CCC/Caa1)(e)
230,000	8.000	02/01/28	198,667

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Automotive(f) – (continued)
Ford Motor Credit Co. LLC (BB+/Ba2)
$952,000	4.950%	05/28/27	$ 883,513
Meritor, Inc. (BB-/B1)(e)
196,000	6.250	06/01/25	201,659
Real Hero Merger Sub 2, Inc. (CCC/Caa2)(e)
55,000	6.250	02/01/29	41,780
Wheel Pros, Inc. (CCC/Caa2)(e)
160,000	6.500	05/15/29	113,147

			2,319,829

Banks(e)(f) – 0.3%
Freedom Mortgage Corp. (B/B2)
250,000	7.625	05/01/26	196,778
275,000	6.625	01/15/27	204,212

			400,990

Building Materials(e)(f) – 0.7%
Builders FirstSource, Inc. (BB-/Ba2)
442,000	4.250	02/01/32	337,737
CP Atlas Buyer, Inc. (CCC/Caa2)
265,000	7.000	12/01/28	191,550
Standard Industries, Inc. (BB/B1)
190,000	4.375	07/15/30	150,282
191,000	5.000	02/15/27	173,338

			852,907

Chemicals(e)(f) – 2.4%
Ashland LLC (BB+/Ba1)
315,000	3.375	09/01/31	257,336
Axalta Coating Systems LLC (BB-/B1)
310,000	3.375	02/15/29	253,202
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. (BB-/B1)
183,000	4.750	06/15/27	163,282
Diamond BC BV (B/Caa1)
70,000	4.625	10/01/29	55,966
Element Solutions, Inc. (BB/B1)
294,000	3.875	09/01/28	243,126
Ingevity Corp. (NR/Ba3)
505,000	3.875	11/01/28	422,887
SPCM SA (BB+/Ba1)
355,000	3.125	03/15/27	299,545

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Chemicals(e)(f) – (continued)
The Chemours Co. (BB/B1)
$315,000	5.750%	11/15/28	$ 268,424
450,000	4.625	11/15/29	354,236
Valvoline, Inc. (BB-/Ba3)
565,000	4.250	02/15/30	471,504
WR Grace Holdings LLC (CCC+/B3)
130,000	5.625	08/15/29	95,911

			2,885,419

Commercial Services(e)(f) – 1.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp. (CCC+/Caa1)
95,000	6.000	06/01/29	69,185
APi Escrow Corp. (B/B1)
58,000	4.750	10/15/29	46,613
APi Group DE, Inc. (B/B1)
858,000	4.125	07/15/29	692,938
APX Group, Inc. (CCC/Caa1)
310,000	5.750	07/15/29	240,681
Metis Merger Sub LLC (CCC/Caa2)
79,000	6.500	05/15/29	63,304
MPH Acquisition Holdings LLC (B-/B3)
260,000	5.750	11/01/28	215,855
Nielsen Finance LLC/Nielsen Finance Co. (BB/B2)
260,000	5.625	10/01/28	241,379
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. (B/Ba3)
360,000	4.625	11/01/26	319,705
The Nielsen Co. Luxembourg S.a.r.l. (BB/B2)
297,000	5.000	02/01/25	290,469

			2,180,129

Computers(e)(f) – 0.7%
Booz Allen Hamilton, Inc. (BB-/Baa3)
453,000	3.875	09/01/28	400,810
87,000	4.000	07/01/29	76,907
Science Applications International Corp. (BB-/B1)
275,000	4.875	04/01/28	256,457
Virtusa Corp. (CCC+/Caa2)
79,000	7.125	12/15/28	63,457

			797,631

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Distribution & Wholesale(e)(f) – 0.9%
American Builders & Contractors Supply Co., Inc. (B+/B1)
$310,000	3.875%	11/15/29	$ 246,630
BCPE Empire Holdings, Inc. (CCC/Caa2)
601,000	7.625	05/01/27	489,340
H&E Equipment Services, Inc. (BB-/B2)
362,000	3.875	12/15/28	292,558

			1,028,528

Diversified Financial Services(f) – 3.0%
Castlelake Aviation Finance DAC (B+/B2)(e)
245,000	5.000	04/15/27	205,092
Coinbase Global, Inc. (BB+/Ba2)(e)
747,000	3.375	10/01/28	466,666
Global Aircraft Leasing Co. Ltd. (NR/B1)(e)(g)(PIK 7.250%, Cash 6.500%)
201,877	6.500	09/15/24	152,891
Jefferies Finance LLC/JFIN Co-Issuer Corp. (BB-/B1)(e)
200,000	5.000	08/15/28	166,884
LD Holdings Group LLC (B/B3)(e)
205,000	6.500	11/01/25	139,699
Nationstar Mortgage Holdings, Inc. (B+/B1)(e)
87,000	5.125	12/15/30	65,111
Navient Corp. (B+/Ba3)
444,000	4.875	03/15/28	346,857
440,000	5.500	03/15/29	342,914
NFP Corp. (CCC+/Caa2)(e)
453,000	6.875	08/15/28	376,710
PennyMac Financial Services, Inc. (BB-/Ba3)(e)
388,000	5.750	09/15/31	289,817
United Wholesale Mortgage LLC (NR/Ba3)(e)
265,000	5.500	04/15/29	202,895
250,000	5.500	11/15/25	214,627
VistaJet Malta Finance PLC/XO Management Holding, Inc. (B-/Caa1)(e)
325,000	7.875	05/01/27	286,751
483,000	6.375	02/01/30	386,608

			3,643,522

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Electrical(e)(f) – 0.8%
Clearway Energy Operating LLC (BB/Ba2)
$246,000	4.750%	03/15/28	$ 222,743
NRG Energy, Inc. (BB+/Ba2)
102,000	3.375	02/15/29	82,436
271,000	3.625	02/15/31	213,255
Pike Corp. (CCC+/B3)
615,000	5.500	09/01/28	492,099

			1,010,533

Electrical Components & Equipment(e)(f) – 0.7%
Energizer Holdings, Inc. (B/B2)
100,000	6.500	12/31/27	87,594
485,000	4.375	03/31/29	372,257
WESCO Distribution, Inc. (BB/B1)
365,000	7.250	06/15/28	360,886

			820,737

Electronics(e)(f) – 0.2%
Atkore, Inc. (BB/Ba2)
74,000	4.250	06/01/31	61,833
II-VI, Inc. (B+/B2)
175,000	5.000	12/15/29	153,386

			215,219

Engineering & Construction(f) – 1.1%
AECOM (BB-/Ba3)
601,000	5.125	03/15/27	568,053
Global Infrastructure Solutions, Inc. (BB-/B1)(e)
528,000	5.625	06/01/29	415,314
370,000	7.500	04/15/32	286,987

			1,270,354

Entertainment(e)(f) – 0.5%
Boyne USA, Inc. (B/B1)
235,000	4.750	05/15/29	202,124
Caesars Entertainment, Inc. (CCC+/Caa1)
180,000	4.625	10/15/29	140,474
SeaWorld Parks & Entertainment, Inc. (B-/Caa1)
245,000	5.250	08/15/29	207,598

			550,196

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Environmental(e)(f) – 0.4%
GFL Environmental, Inc. (B-/B3)
$255,000	4.375%	08/15/29	$ 206,415
Stericycle, Inc. (BB-/NR)
284,000	3.875	01/15/29	234,382

			440,797

Food & Drug Retailing(e)(f) – 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC (BB/Ba3)
401,000	4.625	01/15/27	358,694
403,000	3.500	03/15/29	325,975
Performance Food Group, Inc. (B+/B2)
195,000	4.250	08/01/29	162,897
Post Holdings, Inc. (B+/B2)
113,000	5.500	12/15/29	101,240
US Foods, Inc. (B+/B3)
365,000	4.750	02/15/29	318,933
170,000	4.625	06/01/30	144,934

			1,412,673

Forest Products&Paper(e)(f) – 0.3%
Clearwater Paper Corp. (BB-/Ba3)
285,000	4.750	08/15/28	247,950
Glatfelter Corp. (BB/B2)
235,000	4.750	11/15/29	164,016

			411,966

Gaming(e)(f) – 0.2%
Boyd Gaming Corp. (BB-/B3)
275,000	4.750	06/15/31	232,719

Healthcare Providers & Services(f) – 2.1%
Catalent Pharma Solutions, Inc. (BB-/B1)(e)
363,000	3.500	04/01/30	297,900
Centene Corp. (BBB-/Ba1)
424,000	4.250	12/15/27	395,914
Charles River Laboratories International, Inc. (BB/Ba2)(e)
473,000	4.000	03/15/31	405,039
DaVita, Inc. (B+/Ba3)(e)
405,000	3.750	02/15/31	290,369
Encompass Health Corp. (B+/B1)
360,000	4.500	02/01/28	309,877

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Healthcare Providers & Services(f) – (continued)
HCA, Inc. (BBB-/Baa3)
$399,000	3.500%	09/01/30	$ 340,243
Mozart Debt Merger Sub, Inc. (B-/Caa1)(e)
415,000	5.250	10/01/29	344,936
Surgery Center Holdings, Inc. (CCC/Caa2)(e)
86,000	6.750	07/01/25	78,839

			2,463,117

Home Builders(f) – 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co. (B+/B1)(e)
175,000	4.625	04/01/30	126,494
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (B+/B2)(e)
372,000	4.875	02/15/30	270,745
Century Communities, Inc. (BB-/Ba3)(e)
450,000	3.875	08/15/29	351,860
KB Home (BB/Ba2) (f)
175,000	7.250	07/15/30	165,793
LGI Homes, Inc. (BB-/Ba2)(e)
220,000	4.000	07/15/29	164,149
Tri Pointe Homes, Inc. (BB-/Ba2)
308,000	5.250	06/01/27	269,823
68,000	5.700	06/15/28	58,940

			1,407,804

Household Products(e)(f) – 0.4%
Spectrum Brands, Inc. (B/B2)
637,000	3.875	03/15/31	513,983

Housewares(f) – 0.2%
The Scotts Miracle-Gro Co. (B+/Ba3)
295,000	4.375	02/01/32	224,070

Insurance(e)(f) – 0.4%
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
175,000	6.000	08/01/29	137,214
AssuredPartners, Inc. (CCC+/Caa2)
55,000	5.625	01/15/29	44,478
HUB International Ltd. (CCC+/Caa2)
325,000	7.000	05/01/26	306,871

			488,563

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)
Internet(e)(f) – 4.1%
Arches Buyer, Inc. (CCC+/Caa1)
$45,000	6.125%		12/01/28	$ 36,731
Endurance International Group Holdings, Inc. (CCC+/Caa2)
201,000	6.000		02/15/29	145,570
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)
499,000	3.500		03/01/29	420,947
GrubHub Holdings, Inc. (B-/B3)
1,265,000	5.500		07/01/27	877,467
Match Group Holdings II LLC (BB/Ba3)
241,000	5.000		12/15/27	224,181
492,000	4.625		06/01/28	446,023
1,208,000	4.125		08/01/30	1,016,230
Netflix, Inc. (BBB/Ba1)
204,000	3.625		06/15/25	194,057
Twitter, Inc. (BB+/Ba2)
480,000	5.000		03/01/30	455,424
Uber Technologies, Inc. (B-/B2)
625,000	7.500		05/15/25	623,131
270,000	6.250		01/15/28	249,623
290,000	4.500		08/15/29	238,560

				4,927,944

Leisure Time – 1.3%
Carnival Corp. (B/B2)(e)(f)
245,000	7.625		03/01/26	191,257
180,000	5.750		03/01/27	130,030
385,000	6.000		05/01/29	269,569
MajorDrive Holdings IV LLC (CCC+/Caa2)(e)(f)
183,000	6.375		06/01/29	125,322
NCL Corp., Ltd. (B-/Caa1)(e)(f)
135,000	3.625		12/15/24	113,459
33,000	5.875		03/15/26	25,891
NCL Finance Ltd. (B-/Caa1)(e)(f)
217,000	6.125		03/15/28	157,883
Royal Caribbean Cruises Ltd. (B/B2)
100,000	5.250		11/15/22	99,322
300,000	4.250	(e)(f)	07/01/26	213,063
305,000	5.500	(e)(f)	04/01/28	211,957

				1,537,753

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)
Lodging(e)(f) – 0.4%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (B/B2)
$285,000	5.000%		06/01/29	$ 230,944
403,000	4.875		07/01/31	307,094

				538,038

Machinery - Construction & Mining(e)(f) – 0.2%
BWX Technologies, Inc. (BB/Ba3)
324,000	4.125		04/15/29	287,080

Machinery-Diversified(e)(f) – 0.9%
Titan Acquisition Ltd./Titan Co-Borrower LLC (CCC/Caa2)
860,000	7.750		04/15/26	794,098
TK Elevator Holdco GmbH (CCC+/Caa1)
317,000	7.625		07/15/28	284,492

				1,078,590

Media – 6.2%
Cable One, Inc. (BB-/B2)(e)(f)
533,000	4.000		11/15/30	437,662
CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1)(e)(f)
1,330,000	4.750		03/01/30	1,137,575
425,000	4.250		02/01/31	349,006
655,000	4.250		01/15/34	507,062
CSC Holdings LLC (B+/B3)(e)(f)
544,000	5.750		01/15/30	395,771
682,000	4.625		12/01/30	456,810
DISH DBS Corp. (B/B3)
260,000	7.375	(f)	07/01/28	176,842
315,000	5.125		06/01/29	191,419
GCI LLC (B/B3)(e)(f)
387,000	4.750		10/15/28	335,800
Gray Television, Inc. (B/B3)(e)(f)
567,000	4.750		10/15/30	443,842
iHeartCommunications, Inc. (B-/Caa1)(f)
315,000	8.375		05/01/27	251,716

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)
Media – (continued)
Nexstar Media, Inc. (B+/B2)(e)(f)
$549,000	4.750%		11/01/28	$ 479,617
Sirius XM Radio, Inc. (BB/Ba3)(e)(f)
115,000	3.125		09/01/26	102,816
180,000	4.000		07/15/28	155,749
238,000	5.500		07/01/29	218,382
416,000	4.125		07/01/30	347,402
315,000	3.875		09/01/31	250,838
TEGNA, Inc. (BB/Ba3)(f)
79,000	4.750	(e)	03/15/26	76,533
1,030,000	5.000		09/15/29	974,081
Ziggo Bond Co. B.V. (B-/B3)(e)(f)
200,000	5.125		02/28/30	156,876

				7,445,799

Metal Fabricate/Hardware(e)(f) – 0.3%
Roller Bearing Co of America, Inc. (B+/B2)
350,000	4.375		10/15/29	299,432

Mining(e)(f) – 0.3%
Alcoa Nederland Holding B.V. (BB+/Ba1)
350,000	5.500		12/15/27	331,642

Miscellaneous Manufacturing(f) – 0.4%
Hillenbrand, Inc. (BB+/Ba1)
558,000	3.750		03/01/31	454,212

Oil Field Services(f) – 4.7%
Archrock Partners LP/Archrock Partners Finance Corp. (B+/B2)(e)
502,000	6.250		04/01/28	442,523
California Resources Corp. (BB-/B2)(e)
325,000	7.125		02/01/26	315,263
Callon Petroleum Co.(B+/B3) (e)(f)
165,000	7.500		06/15/30	152,478
CNX Resources Corp. (BB/B1)(e)
417,000	7.250		03/14/27	409,231
170,000	6.000		01/15/29	158,100
CrownRock LP/CrownRock Finance, Inc. (BB-/B1)(e)
821,000	5.625		10/15/25	777,569
180,000	5.000		05/01/29	161,561

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Oil Field Services(f) – (continued)
MEG Energy Corp. (BB-/B2)(e)
$155,000	5.875%	02/01/29	$ 141,718
Nabors Industries, Inc. (B/B3)(e)
295,000	7.375	05/15/27	277,890
Nabors Industries, Ltd. (CCC/Caa1)(e)
687,000	7.500	01/15/28	592,050
Occidental Petroleum Corp. (BB+/Ba1)
375,000	6.625	09/01/30	386,332
Range Resources Corp. (BB/Ba3)(e)
95,000	4.750	02/15/30	85,369
Southwestern Energy Co. (BB+/NR)
455,000	5.375	02/01/29	422,759
Southwestern Energy Co. (BB+/Ba2)
290,000	5.375	03/15/30	266,826
145,000	4.750	02/01/32	124,033
Sunoco LP/Sunoco Finance Corp.(BB/Ba3)(e)
390,000	4.500	04/30/30	317,070
Transocean, Inc. (CCC+/Caa3)(e)
575,000	11.500	01/30/27	537,671

			5,568,443

Packaging – 1.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B-/Caa1)(e)(f)
1,329,000	5.250	08/15/27	932,121
Pactiv LLC (B-/Caa1)
167,000	8.375	04/15/27	145,817
Trident TPI Holdings, Inc. (CCC+/Caa2)(e)(f)
526,000	9.250	08/01/24	481,574

			1,559,512

Pharmaceuticals(e)(f) – 1.0%
AdaptHealth LLC (B/B1)
165,000	6.125	08/01/28	146,441
75,000	4.625	08/01/29	61,658
100,000	5.125	03/01/30	84,075
HLF Financing S.a.r.l. LLC/Herbalife International, Inc. (BB-/B1)
499,000	4.875	06/01/29	344,285
Organon & Co./Organon Foreign Debt Co.-Issuer BV (BB-/B1)
200,000	5.125	04/30/31	172,610

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Pharmaceuticals(e)(f) – (continued)
Prestige Brands, Inc. (BB-/B2)
$191,000	5.125%	01/15/28	$ 177,706
215,000	3.750	04/01/31	178,214

			1,164,989

Pipelines(f) – 3.1%
Cheniere Energy Partners LP (BB+/Ba2)
669,000	4.500	10/01/29	597,705
DT Midstream, Inc. (BB+/Ba2)(e)
445,000	4.375	06/15/31	371,993
EQM Midstream Partners LP (BB-/Ba3)(e)(f)
335,000	7.500	06/01/27	322,732
Global Partners LP/GLP Finance Corp. (B+/B2)
245,000	6.875	01/15/29	207,669
Hess Midstream Operations LP (BB+/Ba2)(e)
155,000	4.250	02/15/30	131,321
110,000	5.500	10/15/30	98,937
Howard Midstream Energy Partners LLC (B/B3)(e)
155,000	6.750	01/15/27	134,563
Kinetik Holdings LP (BB+/Ba1)(e)(f)
455,000	5.875	06/15/30	433,838
NuStar Logistics LP (BB-/Ba3)
240,000	5.750	10/01/25	224,434
375,000	6.000	06/01/26	347,239
Rattler Midstream LP (BBB-/Ba3)(e)
57,000	5.625	07/15/25	56,964
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB-/B1)(e)
220,000	6.000	12/31/30	184,078
445,000	6.000	09/01/31	368,247
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BBB-/Baa3)
295,000	4.875	02/01/31	269,108

			3,748,828

Real Estate(e)(f) – 0.1%
The Howard Hughes Corp. (BB-/Ba3)
153,000	4.125	02/01/29	118,534

Real Estate Investment Trust(f) – 1.0%
Iron Mountain Information Management Services, Inc. (BB-/Ba3)(e)
240,000	5.000	07/15/32	194,251

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)
Real Estate Investment Trust(f) – (continued)
SBA Communications Corp. (BB-/B1)
$899,000	3.125%		02/01/29	$ 735,490
Service Properties Trust (BB/Ba3)
73,000	7.500		09/15/25	67,450
VICI Properties LP/VICI Note Co., Inc. (BBB-/Ba1)(e)
189,000	4.625		06/15/25	180,087

				1,177,278

Retailing(f) – 3.4%
Arko Corp. (B-/B3)(e)
425,000	5.125		11/15/29	323,153
Asbury Automotive Group, Inc. (BB/B1)
185,000	4.500		03/01/28	160,458
79,000	4.625	(e)	11/15/29	65,257
230,000	4.750		03/01/30	189,219
43,000	5.000	(e)	02/15/32	35,172
Beacon Roofing Supply, Inc. (B/B2)(e)
290,000	4.125		05/15/29	238,171
Carvana Co. (CCC/Caa2)(e)
100,000	5.500		04/15/27	64,855
290,000	5.875		10/01/28	184,295
Group 1 Automotive, Inc. (BB+/Ba2)(e)
294,000	4.000		08/15/28	248,977
Ken Garff Automotive LLC (BB-/B1)(e)
305,000	4.875		09/15/28	248,050
LCM Investments Holdings II LLC (BB-/B2)(e)
455,000	4.875		05/01/29	348,225
Lithia Motors, Inc. (BB+/Ba2)(e)
175,000	3.875		06/01/29	148,951
660,000	4.375		01/15/31	566,630
Murphy Oil USA, Inc. (BB+/Ba2)(e)
60,000	3.750		02/15/31	51,164
Penske Automotive Group, Inc. (BB-/Ba3)
574,000	3.750		06/15/29	478,016
Sonic Automotive, Inc. (BB-/B1)(e)
353,000	4.625		11/15/29	273,787
118,000	4.875		11/15/31	89,001
SRS Distribution, Inc. (CCC/Caa2)(e)
115,000	6.125		07/01/29	90,627

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Retailing(f) – (continued)
Yum! Brands, Inc. (BB/Ba3)
$349,000	3.625%	03/15/31	$ 295,387

			4,099,395

Semiconductors(e)(f) – 0.1%
Qorvo, Inc. (BBB-/Ba1)
210,000	3.375	04/01/31	166,045

Software(e)(f) – 1.7%
Castle U.S. Holding Corp. (CCC/Caa2)
224,000	9.500	02/15/28	193,782
Clarivate Science Holdings Corp. (CCC+/Caa1)
256,000	4.875	07/01/29	210,150
Fair Isaac Corp. (BB+/Ba2)
343,000	4.000	06/15/28	303,713
Minerva Merger Sub, Inc. (CCC/Caa2)
335,000	6.500	02/15/30	279,531
Open Text Corp. (BB/Ba2)
255,000	3.875	02/15/28	226,524
325,000	3.875	12/01/29	273,572
Playtika Holding Corp. (B/B2)
243,000	4.250	03/15/29	201,984
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (B+/B1)
383,000	3.875	02/01/29	320,763

			2,010,019

Telecommunication Services(e)(f) – 1.2%
Level 3 Financing, Inc. (BB/Ba3)
375,000	4.250	07/01/28	300,487
375,000	3.625	01/15/29	287,798
246,000	3.750	07/15/29	190,497
ViaSat, Inc. (B/Caa1)
824,000	5.625	09/15/25	668,569

			1,447,351

Transportation(e)(f) – 0.3%
Cargo Aircraft Management, Inc. (BB/Ba2)
342,000	4.750	02/01/28	312,328

TOTAL UNSECURED DEBT OBLIGATIONS (Cost $79,425,829)			$ 66,892,705

Shares	Description	Value

Common Stocks* – 0.7%
Energy Equipment & Services – 0.5%
23,235	Noble Corp.	$ 589,007

Oil, Gas & Consumable Fuels – 0.2%
1,141,924	Prairie Provident Resources, Inc.	195,171

TOTAL COMMON STOCKS (Cost $3,222,672)		$ 784,178

Shares	Dividend Rate	Value

Investment Company(h) – 0.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
774,415	1.367%	$ 774,415
(Cost $774,415)

TOTAL INVESTMENTS – 95.7% (Cost $134,779,011)		$114,566,477

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.3%		5,133,196

NET ASSETS – 100.0%		$119,699,673

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2022. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Pay-in-kind securities.

(h)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NR	— Not Rated
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2022, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Icebox Holdco III, Inc. (B-/B2), due 12/22/28	$38,571	$36,161	$(2,411)
Pro Mach Group, Inc. (B-/B1), due 08/31/28	10,684	10,056	(628)

TOTAL	$49,256	$46,217	$(3,039)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	233,211	EUR	220,207	07/28/22	$2,007

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.750%	3M SOFR	09/21/29	$2,810	$8,286	$98,831	$(90,545)

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2022.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (a)	Credit Spread at June 30, 2022 (b)		Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Index 38	(5.000)%	5.749%	Merrill Lynch & Co., Inc.	06/20/27	20,790	$571,956	$(928,739)	$1,500,695

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviation:
CDX.NA.IG Index 38	— CDX North America Investment Grade Index 38

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a)(b) – 3.4%
Aerospace & Defense – 0.3%
ADS Tactical, Inc. (1M LIBOR + 5.750%)
$2,250,000	7.345%	03/19/26	$ 2,055,937

Building & Construction Material – 0.2%
KKR Apple Bidco LLC(1M LIBOR + 2.750%)
1,492,500	4.416	09/23/28	1,406,054

Chemicals – 0.5%
Momentive Performance Materials, Inc. (1M LIBOR + 3.250%)
2,269,800	4.920	05/15/24	2,188,473
Starfruit Finco B.V. (6M LIBOR + 3.000%)
1,298,955	5.250	10/01/25	1,226,291

			3,414,764

Consumer Cyclical Services – 0.5%
Asurion LLC (1M LIBOR + 3.250%)
2,641,009	4.916	12/23/26	2,388,476
The Hertz Corp.
(1M LIBOR + 3.250%)
1,042,528	4.920	06/30/28	979,601
(1M LIBOR + 3.250%)
198,220	4.920	06/30/28	186,256

			3,554,333

Food & Drug Retailing – 0.1%
B&G Foods, Inc. (1M LIBOR + 2.500%)
454,208	4.166	10/10/26	426,815

Healthcare Providers & Services – 0.1%
Sotera Health Holdings LLC (1M LIBOR + 2.750%)
850,000	4.416	12/11/26	806,438

Media – 0.0%
Diamond Sports Group LLC (1M SOFR + 8.000%)
200,346	9.786	05/26/26	199,010

Media – Cable – 0.3%
CSC Holdings LLC (1M LIBOR + 2.250%)
1,933,842	4.249	07/17/25	1,794,606

Media – Non Cable – 0.4%
CMG Media Corp. (1M LIBOR + 3.500%)
487,575	5.166	12/17/26	448,164
Getty Images, Inc. (2M LIBOR + 4.500%)
906,702	6.125	02/19/26	874,968
iHeartCommunications, Inc. (1M LIBOR + 3.000%)
1,300,000	4.666	05/01/26	1,204,671

			2,527,803

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans (a)(b) – (continued)
Restaurants – 0.2%
IRB Holding Corp. (1M LIBOR + 2.750%)
	$1,332,603	4.416%	02/05/25	$ 1,260,976

Technology – Software/Services – 0.8%
Camelot U.S. Acquisition 1 Co. (1M LIBOR + 3.000%)
	2,514,439	4.666	10/30/26	2,374,058
Grab Holdings, Inc. (1M LIBOR + 4.500%)
	790,000	5.500	01/29/26	718,900
The Ultimate Software Group, Inc. (1M LIBOR + 3.750%)
	899,563	5.416	05/04/26	847,954
Travelport Finance (Luxembourg) S.a.r.l. (3M LIBOR + 7.250%)
	1,990,694	3.750	02/28/25	1,964,317

				5,905,229

TOTAL BANK LOANS (Cost $24,715,909)				23,351,965

Corporate Obligations – 22.8%
Advertising(c)(d) – 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp.
	$665,000	5.000%	08/15/27	$ 581,689

Aerospace & Defense(c) – 0.2%
TransDigm, Inc.
	1,250,000	5.500	11/15/27	1,064,438
Triumph Group, Inc.
	450,000	7.750	08/15/25	346,266

				1,410,704

Banks – 3.6%
ABN AMRO Bank NV(b)(c) (-1x 5 Year EUR Swap + 4.674%)
EUR	800,000	4.375	12/31/99	743,240
AIB Group PLC(b)(c) (-1x 5 Year EUR Swap + 6.629%)
	725,000	6.250	12/31/99	706,580
Banco do Brasil SA(b)(c) (10 Year CMT + 4.398%)
	$1,550,000	6.250	10/29/49	1,367,875
Banco Mercantil del Norte SA(b)(c)(d) (5 year CMT + 4.643%)
	640,000	5.875	12/31/99	533,720
Banco Santander SA(b)(c) (-1x 5 Year EUR Swap + 4.534%)
EUR	800,000	4.375	12/31/99	704,675
Bank of America Corp.(b)(c) (SOFR + 1.830%)
	$3,750,000	4.571	04/27/33	3,649,612

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
CaixaBank SA(b)(c) (-1X 5 Year EUR Swap + 6.346%)
EUR	600,000	5.875%	12/31/99	$ 553,318
Citigroup, Inc.(b)(c) (SOFR + 1.939%)
	$4,090,000	3.785	03/17/33	3,693,393
Commerzbank AG(b)(c) (-1x 5 Year EUR Swap + 6.363%)
EUR	600,000	6.125	03/31/99	569,270
JPMorgan Chase & Co.(b)(c) (SOFR + 1.800%)
	$3,760,000	4.586	04/26/33	3,697,208
Morgan Stanley(b)(c) (SOFR + 1.290%)
	4,310,000	2.943	01/21/33	3,694,877
QNB Finance Ltd.
	230,000	3.500	03/28/24	228,749
Societe Generale SA(b)(c) (5 Year USD Swap + 3.929%)
	450,000	6.750	12/31/99	400,248
Virgin Money UK PLC(b)(c) (5 year UK Government Bond + 8.307%)
GBP	575,000	9.250	12/31/99	689,931
Wells Fargo & Co.(b)(c)(SOFR + 1.500%)
	$4,205,000	3.350	03/02/33	3,732,274

				24,964,970

Building Materials(c)(d) – 0.2%
Cemex SAB de CV
	200,000	7.375	06/05/27	198,500
Summit Materials LLC/Summit Materials Finance Corp.
	520,000	6.500	03/15/27	505,321
	738,000	5.250	01/15/29	651,189

				1,355,010

Chemicals – 0.7%
Ingevity Corp.(c)(d)
	1,025,000	3.875	11/01/28	858,335
Sasol Financing International Ltd.
	4,008,000	4.500	11/14/22	3,992,970

				4,851,305

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services - 0.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c)(d)
$1,500,000	6.625%	07/15/26	$ 1,375,590
DP World Crescent Ltd.
200,000	4.848	09/26/28	199,300
200,000	3.875	07/18/29	185,000
DP World Ltd.
200,000	5.625	09/25/48	186,788
Herc Holdings, Inc.(c)(d)
2,330,000	5.500	07/15/27	2,132,509
The Nielsen Co. Luxembourg S.a.r.l.(c)(d)
1,485,000	5.000	02/01/25	1,452,345
United Rentals North America, Inc.(c)
1,070,000	3.875	02/15/31	903,786

			6,435,318

Computers(c) – 1.2%
Booz Allen Hamilton, Inc.(d)
1,355,000	3.875	09/01/28	1,198,890
Dell International LLC/EMC Corp.
5,625,000	6.020	06/15/26	5,834,194
KBR, Inc.(d)
1,257,000	4.750	09/30/28	1,107,631

			8,140,715

Distribution & Wholesale(c)(d) – 0.1%
Univar Solutions USA, Inc.
550,000	5.125	12/01/27	513,238

Diversified Financial Services – 0.5%
AerCap Holdings NV(b)(c) (5 Year CMT + 4.535%)
985,000	5.875	10/10/79	844,096
Global Aircraft Leasing Co. Ltd.(c)(d)(e) (PIK 7.250%, Cash 6.500%)
3,409,358	6.500	09/15/24	2,582,077
Navient Corp.
400,000	6.750	06/25/25	365,680

			3,791,853

Electrical(c)(d) – 0.2%
Calpine Corp.
1,915,000	4.625	02/01/29	1,590,714
Greenko Power II Ltd.
195,500	4.300	12/13/28	155,422

			1,746,136

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy-Alternate Sources(c)(d) – 0.0%
Greenko Dutch B.V.
$194,000	3.850%		03/29/26	$ 164,415

Engineering & Construction(c) – 0.1%
Mexico City Airport Trust
320,000	4.250	(d)	10/31/26	292,800
546,000	5.500		07/31/47	371,553

				664,353

Entertainment(c)(d) – 0.1%
Motion Bondco DAC
1,010,000	6.625		11/15/27	821,453

Environmental(c)(d) – 0.4%
Waste Pro USA, Inc.
2,825,000	5.500		02/15/26	2,505,690

Food & Drug Retailing(c) – 1.2%
B&G Foods, Inc.
2,005,000	5.250		04/01/25	1,848,951
475,000	5.250		09/15/27	410,903
Kraft Heinz Foods Co.
3,500,000	3.750		04/01/30	3,234,385
Lamb Weston Holdings, Inc.(d)
1,195,000	4.875		05/15/28	1,125,033
Performance Food Group, Inc.(d)
358,000	6.875		05/01/25	356,511
1,900,000	5.500		10/15/27	1,760,502

				8,736,285

Forest Products & Paper(c) – 0.1%
Mercer International, Inc.
1,040,000	5.500		01/15/26	1,003,049

Healthcare Providers & Services(c) – 1.5%
Centene Corp.
4,470,000	2.625		08/01/31	3,587,175
Encompass Health Corp.
1,100,000	4.500		02/01/28	946,847
Envision Healthcare Corp.(d)
1,175,000	8.750		10/15/26	340,632

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(c) – (continued)
HCA, Inc.
$4,040,000	3.500%	09/01/30	$ 3,445,070
Select Medical Corp.(d)
1,200,000	6.250	08/15/26	1,122,624
Tenet Healthcare Corp.(d)
1,568,000	6.125	10/01/28	1,349,248

			10,791,596

Insurance(c)(d) – 0.8%
Acrisure LLC/Acrisure Finance, Inc.
2,555,000	7.000	11/15/25	2,303,332
GTCR AP Finance, Inc.
1,375,000	8.000	05/15/27	1,291,730
USI, Inc.
2,250,000	6.875	05/01/25	2,172,983

			5,768,045

Internet(c) – 0.9%
GrubHub Holdings, Inc.(d)
1,720,000	5.500	07/01/27	1,193,078
Match Group Holdings II LLC(d)
2,597,000	4.625	06/01/28	2,354,310
Prosus NV(d)
850,000	3.680	01/21/30	678,566
400,000	4.027	08/03/50	249,700
Tencent Holdings Ltd.
200,000	3.595	01/19/28	190,256
Twitter, Inc.(d)
920,000	3.875	12/15/27	868,047
Uber Technologies, Inc.(d)
430,000	8.000	11/01/26	427,932

			5,961,889

Investment Companies – 0.3%
Huarong Finance 2017 Co. Ltd.
250,000	4.250	11/07/27	216,875
Huarong Finance II Co. Ltd.
200,000	4.625	06/03/26	183,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(c)
1,475,000	4.750	09/15/24	1,383,226

			1,783,101

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(c) – 0.4%
Hilton Domestic Operating Co., Inc.
$110,000	5.375	%(d)	05/01/25	$ 108,019
2,897,000	4.875		01/15/30	2,616,860

Machinery – Construction & Mining(c)(d) – 0.1%
The Manitowoc Co., Inc.
565,000	9.000		04/01/26	526,218

Machinery – Diversified(c)(d) – 0.1%
Titan Acquisition Ltd./Titan Co-Borrower LLC
1,120,000	7.750		04/15/26	1,034,174

Media – 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp.(c)(d)
2,395,000	4.250		02/01/31	1,966,750
Cumulus Media New Holdings, Inc.(c)(d)
1,278,000	6.750		07/01/26	1,177,830
Diamond Sports Group LLC/Diamond Sports Finance Co.(c)(d)
435,000	5.375		08/15/26	110,990
DISH DBS Corp.
1,540,000	5.875		07/15/22	1,540,123
470,000	5.875		11/15/24	398,522
450,000	7.750		07/01/26	349,259
1,140,000	7.375	(c)	07/01/28	775,383
iHeartCommunications, Inc.(c)
430,000	8.375		05/01/27	343,613
Nexstar Media, Inc.(c)(d)
1,350,000	5.625		07/15/27	1,246,388
Scripps Escrow, Inc.(c)(d)
1,555,000	5.875		07/15/27	1,361,309
UPC Holding B.V.(c)(d)
465,000	5.500		01/15/28	389,363
Virgin Media Secured Finance PLC(c)(d)
2,575,000	5.500		05/15/29	2,307,071

				11,966,601

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining(c)(d) – 0.3%
Alcoa Nederland Holding B.V.
$1,120,000	5.500%		12/15/27	$ 1,061,256
Novelis Corp.
950,000	4.750		01/30/30	790,001

				1,851,257

Multi-National(c)(d) – 0.2%
The African Export-Import Bank
550,000	2.634		05/17/26	485,595
850,000	3.798		05/17/31	694,314

				1,179,909

Oil Field Services – 2.1%
Cheniere Energy Partners
1,760,000	3.250		01/31/32	1,651,117
EQT Corp.(c)
280,000	3.900		10/01/27	261,663
1,160,000	3.625	(d)	05/15/31	1,011,369
Occidental Petroleum Corp.
1,410,000	8.000	(c)	07/15/25	1,486,281
1,100,000	6.625	(c)	09/01/30	1,133,242
1,205,000	7.500		05/01/31	1,298,387
Petroleos de Venezuela SA(f)
137,050,000	6.000		10/28/22	4,796,750
Qatar Energy(c)(d)
900,000	3.125		07/12/41	707,513
900,000	3.300		07/12/51	696,544
Reliance Industries Ltd.(d)
310,000	3.625		01/12/52	228,877
Transocean, Inc.(c)(d)
905,000	11.500		01/30/27	846,247
USA Compression Partners LP/USA Compression Finance Corp.(c)
545,000	6.875		04/01/26	495,792

				14,613,782

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(c) – 0.7%
ARD Finance SA(e)
(PIK 5.750%, Cash 5.000%)
EUR	422,165	5.000%		06/30/27	$ 318,534
(PIK 7.250%, Cash 6.500%)
	$1,706,352	6.500	(d)	06/30/27	1,267,615
Berry Global, Inc.(d)
	889,000	4.500		02/15/26	827,134
LABL, Inc.(d)
	450,000	6.750		07/15/26	404,235
	465,000	10.500		07/15/27	391,265
Sealed Air Corp.(d)
	500,000	4.000		12/01/27	450,740
Trivium Packaging Finance B.V.(d)
	875,000	5.500		08/15/26	824,845
	645,000	8.500		08/15/27	607,667

					5,092,035

Pharmaceuticals(c)(d) – 0.1%
Par Pharmaceutical, Inc.
	480,000	7.500		04/01/27	364,805

Pipelines – 1.3%
Buckeye Partners LP(c)
	1,145,000	4.350		10/15/24	1,078,739
	1,962,000	3.950		12/01/26	1,732,387
Cheniere Energy Partners LP(c)
	1,245,000	4.000		03/01/31	1,061,412
	1,760,000	3.250	(d)	01/31/32	1,387,338
DCP Midstream Operating LP(c)
	2,115,000	3.250		02/15/32	1,660,317
Galaxy Pipeline Assets Bidco Ltd.
	240,000	2.625	(d)	03/31/36	193,995
	1,925,916	2.940		09/30/40	1,567,214
	430,000	3.250	(d)	09/30/40	339,243
Global Partners LP/GLP Finance Corp.(c)
	445,000	7.000		08/01/27	393,460

					9,414,105

Real Estate(c) – 0.0%
Samhallsbyggnadsbolaget i Norden AB(b) (-1X 5 year EUR Swap + 3.227%)
EUR	780,000	2.625		12/31/99	261,568

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(c) – (continued)
Zhenro Properties Group Ltd.(f)
$200,000	6.700%	08/04/26	$ 13,000

			274,568

Real Estate Investment Trust(c) – 0.4%
MPT Operating Partnership LP/MPT Finance Corp.
2,270,000	4.625	08/01/29	2,004,092
VICI Properties LP/VICI Note Co., Inc.(d)
718,000	3.500	02/15/25	674,647

			2,678,739

Retailing(c) – 0.5%
CK Hutchison International 20 Ltd.(d)
200,000	2.500	05/08/30	175,906
CK Hutchison International 21 Ltd.(d)
230,000	2.500	04/15/31	199,256
Group 1 Automotive, Inc.(d)
631,000	4.000	08/15/28	534,369
LCM Investments Holdings II LLC(d)
810,000	4.875	05/01/29	619,917
Penske Automotive Group, Inc.
1,750,000	3.500	09/01/25	1,642,655

			3,172,103

Semiconductors(c)(d) – 0.0%
TSMC Global Ltd.
310,000	2.250	04/23/31	262,350

Software(c)(d) – 1.0%
Camelot Finance SA
300,000	4.500	11/01/26	274,980
Castle U.S. Holding Corp.
1,085,000	9.500	02/15/28	938,634
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
1,786,000	5.750	03/01/25	1,741,296
MSCI, Inc.
5,090,000	3.625	11/01/31	4,223,784

			7,178,694

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – 0.6%
Altice France SA(c)(d)
$460,000	5.500%	01/15/28	$ 365,668
Digicel International Finance Ltd./Digicel international Holdings Ltd.(c)(d)
1,089,262	8.750	05/25/24	998,581
(PIK 7.000%, Cash 6.000%)
640,241	13.000 (e)	12/31/25	550,607
434,839	8.000	12/31/26	309,823
Sprint Capital Corp.
1,610,000	8.750	03/15/32	1,940,597

			4,165,276

Toys/Games/Hobbies(c)(d) – 0.2%
Mattel, Inc.
1,310,000	5.875	12/15/27	1,280,604

TOTAL CORPORATE OBLIGATIONS (Cost $221,444,781)			$ 159,770,913

Mortgage-Backed Obligations – 30.3%
Collateralized Mortgage Obligations – 8.4%
Interest Only(g) – 2.0%
FHLMC REMIC Series 3852, Class SW(b) (-1x 1M USD LIBOR + 6.000%)
$1,049,712	4.676%	05/15/41	$ 122,263
FHLMC REMIC Series 4468, Class SY(b) (-1x 1M USD LIBOR + 6.100%)
4,383,725	4.776	05/15/45	634,421
FHLMC REMIC Series 4989, Class EI
1,101,999	4.000	07/25/50	210,351
FHLMC REMIC Series 5012, Class DI
2,150,705	4.000	09/25/50	415,340
FHLMC REMIC Series 5020, Class IH
714,142	3.000	08/25/50	114,399
FNMA REMIC Series 2011-100, Class S(b) (-1x1M USD LIBOR + 6.450%)
2,642,027	4.826	10/25/41	340,537
FNMA REMIC Series 2012-88, Class SB(b) (-1x 1M USD LIBOR + 6.670%)
2,616,805	5.046	07/25/42	323,938
FNMA REMIC Series 2017-104, Class SB(b) (-1x1M USD LIBOR + 6.150%)
1,104,562	4.526	01/25/48	161,233
FNMA REMIC Series 2020-60, Class NI
1,997,369	4.000	09/25/50	385,728

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA REMIC Series 2010-35, Class DS(b) (-1x 1M USD LIBOR + 5.680%)
$3,300,790	4.085%	03/20/40	$ 373,466
GNMA REMIC Series 2013-103, Class DS(b) (-1x 1M USD LIBOR + 6.150%)
4,160,305	4.555	07/20/43	531,756
GNMA REMIC Series 2013-117, Class PS(b) (-1x1M USD LIBOR + 6.150%)
5,154,856	4.555	04/20/43	484,680
GNMA REMIC Series 2013-152, Class TS(b) (-1x 1M USD LIBOR + 6.100%)
95,615	4.505	06/20/43	12,685
GNMA REMIC Series 2014-11, Class NI
1,672,491	4.500	12/16/42	103,059
GNMA REMIC Series 2014-132, Class SL(b) (-1x 1M USD LIBOR + 6.100%)
5,211,966	4.505	10/20/43	387,207
GNMA REMIC Series 2014-180, Class PI
3,302,364	4.000	08/20/44	469,072
GNMA REMIC Series 2015-111, Class SM(b) (-1x1M USD LIBOR + 6.200%)
4,009,917	4.605	08/20/45	548,335
GNMA REMIC Series 2015-126, Class LS(b) (-1x1M USD LIBOR + 6.200%)
2,585,303	4.605	09/20/45	353,527
GNMA REMIC Series 2015-129, Class IC
1,157,928	4.500	09/16/45	210,262
GNMA REMIC Series 2015-133, Class SA(b) (-1x1M USD LIBOR + 5.700%)
1,484,077	4.105	09/20/45	174,896
GNMA REMIC Series 2015-133, Class SB(b) (-1x1M USD LIBOR + 5.700%)
1,916,917	4.105	09/20/45	219,848
GNMA REMIC Series 2015-144, Class QS(b) (-1x 1M USD LIBOR + 5.700%)
5,061,763	4.105	10/20/45	566,805
GNMA REMIC Series 2015-168, Class SD(b) (-1x 1M USD LIBOR + 6.200%)
8,348,031	4.605	11/20/45	1,116,466
GNMA REMIC Series 2016-6, Class S(b) (-1x1M USD LIBOR + 5.650%)
6,228,816	4.055	01/20/46	665,355

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA REMIC Series 2017-112, Class SJ(b) (-1x 1M USD LIBOR + 5.660%)
$1,202,254	4.065	07/20/47	$ 117,997
GNMA REMIC Series 2018-122, Class HS(b) (-1x 1M USD LIBOR + 6.200%)
875,762	4.605	09/20/48	107,239
GNMA REMIC Series 2018-124, Class SN(b) (-1x 1M USD LIBOR + 6.200%)
1,771,152	4.605	09/20/48	218,087
GNMA REMIC Series 2018-139, Class SQ(b) (-1x 1M USD LIBOR + 6.150%)
1,201,501	4.555	10/20/48	129,965
GNMA REMIC Series 2018-67, Class PS(b) (-1x 1M USD LIBOR + 6.200%)
2,045,462	4.605	05/20/48	237,726
GNMA REMIC Series 2018-7, Class DS(b) (-1x1M USD LIBOR + 5.700%)
1,333,902	4.105	01/20/48	135,807
GNMA REMIC Series 2018-79, Class SD(b) (-1x 1M USD LIBOR + 6.200%)
502,272	4.605	06/20/48	59,834
GNMA REMIC Series 2019-1, Class SN(b) (-1x 1M USD LIBOR + 6.050%)
1,330,167	4.455	01/20/49	143,262
GNMA REMIC Series 2019-151, Class NI
2,973,736	3.500	10/20/49	410,217
GNMA REMIC Series 2019-6, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
470,051	4.455	01/20/49	54,682
GNMA REMIC Series 2019-78, Class SE(b) (-1x 1M USD LIBOR + 6.100%)
842,797	4.505	06/20/49	90,265
GNMA REMIC Series 2020-146, Class IM
1,412,533	2.500	10/20/50	183,641
GNMA REMIC Series 2020-146, Class KI
9,946,624	2.500	10/20/50	1,335,377
GNMA REMIC Series 2020-21, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
3,540,983	4.455	02/20/50	471,948
GNMA REMIC Series 2020-61, Class SF(b) (-1x 1M USD LIBOR + 6.440%)
5,623,688	4.845	07/20/43	726,370

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA REMIC Series 2020-7, Class GI
$154,620	4.000%	01/20/50	$ 22,293
GNMA REMIC Series 2020-78, Class DI
4,165,184	4.000	06/20/50	641,316
GNMA REMIC Series 2020-79, Class AI
540,012	4.000	06/20/50	83,648

			14,095,303

Regular Floater(b) – 0.3%
FHLMC REMIC Series 3231, Class FB (1M USD LIBOR + 0.350%)
180,188	1.674	10/15/36	179,787
FHLMC REMIC Series 3314, Class FC (1M USD LIBOR + 0.400%)
105,257	1.724	12/15/36	105,636
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
169,533	1.924	09/15/37	171,398
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
63,247	2.174	06/15/39	64,291
FHLMC REMIC Series 3827, Class KF (1M USD LIBOR + 0.370%)
258,156	1.694	03/15/41	259,001
FNMA REMIC Series 2006-45, Class TF (1M USD LIBOR + 0.400%)
344,712	2.024	06/25/36	344,588
FNMA REMIC Series 2006-76, Class QF (1M USD LIBOR + 0.400%)
405,506	2.024	08/25/36	406,795
FNMA REMIC Series 2006-79, Class PF (1M USD LIBOR + 0.400%)
431,471	2.024	08/25/36	432,891
FNMA REMIC Series 2007-75, Class VF (1M USD LIBOR + 0.450%)
142,729	2.074	08/25/37	142,928
FNMA REMIC Series 2009-84, Class WF (1M USD LIBOR + 1.100%)
48,936	2.724	10/25/39	49,979

			2,157,294

Sequential Fixed Rate – 0.5%
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
253,195	5.500	02/25/36	211,434
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
376,795	6.000	06/25/36	333,249
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
709,752	6.500	07/25/36	596,314
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
672,368	6.000	08/25/36	523,905
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
1,933,365	6.000	10/25/37	1,319,068

			2,983,970

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – 5.6%
Alternative Loan Trust Series 2007-16CB, Class 1A2(b) (1M USD LIBOR + 0.400%)
$297,037	2.024%	08/25/37	$ 222,004
Banc of America Funding Trust Series 2006-H, Class 6A1(b) (1M USD LIBOR + 0.380%)
5,534,275	1.992	10/20/36	4,303,268
Banc of America Funding Trust Series 2007-2, Class 2A1(b)
24,667	4.114	03/25/37	23,307
Bellemeade Re Ltd. Series 2021-2A, Class M1B(b)(d) (SOFR30A + 1.500%)
475,000	2.426	06/25/31	443,670
Connecticut Avenue Securities Trust Series 2019-R01, Class 2M2(b)(d) (1M USD LIBOR + 2.450%)
274,476	4.074	07/25/31	274,243
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(b)(d) (1M USD LIBOR + 2.300%)
366,702	3.924	08/25/31	367,003
Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2(b)(d) (1M USD LIBOR + 2.150%)
108,776	3.774	09/25/31	108,841
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M2(b)(d) (SOFR30A + 3.000%)
590,000	3.926	01/25/42	544,353
Connecticut Avenue Securities Trust Series 2022-R04, Class 1B1(b)(d) (SOFR30A + 5.250%)
433,000	6.176	03/25/42	403,072
Connecticut Avenue Securities Trust Series 2022-R05, Class 2B1(b)(d) (SOFR30A + 4.500%)
392,000	5.426	04/25/42	365,624
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2(b)(d) (SOFR30A + 3.000%)
279,000	3.926	04/25/42	264,182
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1(b) (1M USD LIBOR + 0.500%)
290,719	2.124	07/25/35	217,407
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12(b) (1M USD LIBOR + 0.800%)
356,470	2.424	12/25/35	300,421
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A2B(b) (1M USD LIBOR + 0.340%)
73	1.346	11/25/36	—

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3(b) (1M USD LIBOR + 0.500%)
$1,938,443	2.124%	08/25/37	$ 1,427,009
FHLMC STACR Debt Notes Series 20-HQA5, Class B2(b)(d) (SOFR30A + 7.400%)
410,000	8.326	11/25/50	388,442
FHLMC STACR Debt Notes Series 2015-DNA2, Class M3(b) (1M USD LIBOR + 3.900%)
15,582	5.524	12/25/27	15,605
FHLMC STACR Debt Notes Series 2020-HQA5, Class M2(b)(d) (SOFR30A + 2.600%)
489,101	3.526	11/25/50	486,122
FHLMC STACR Debt Notes Trust Series 2016-DNA3, Class M3(b) (1M USD LIBOR + 5.000%)
169,719	6.624	12/25/28	176,928
FHLMC STACR REMIC Trust Series 2020-DNA1, Class M2(b)(d) (1M USD LIBOR + 1.700%)
815,238	3.324	01/25/50	803,469
FHLMC STACR REMIC Trust Series 2020-DNA4, Class B1(b)(d) (1M USD LIBOR + 6.000%)
1,516,000	7.624	08/25/50	1,577,817
FHLMC STACR REMIC Trust Series 2020-DNA4, Class M2(b)(d) (1M USD LIBOR + 3.750%)
40,368	5.374	08/25/50	40,429
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1(b)(d) (SOFR30A + 4.800%)
2,044,000	5.726	10/25/50	2,069,800
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2(b)(d) (SOFR30A + 2.800%)
238,233	3.726	10/25/50	238,760
FHLMC STACR REMIC Trust Series 2020-DNA6, Class B2(b)(d) (SOFR30A + 5.650%)
600,000	6.576	12/25/50	520,292
FHLMC STACR REMIC Trust Series 2020-DNA6, Class M2(b)(d) (SOFR30A + 2.000%)
1,270,000	2.926	12/25/50	1,249,680
FHLMC STACR REMIC Trust Series 2020-HQA2, Class B1(b)(d) (1M USD LIBOR + 4.100%)
3,826,645	5.724	03/25/50	3,562,159
FHLMC STACR REMIC Trust Series 2020-HQA3, Class B1(b)(d) (1M USD LIBOR + 5.750%)
1,130,000	7.374	07/25/50	1,164,412
FHLMC STACR REMIC Trust Series 2020-HQA4, Class B1(b)(d) (1M USD LIBOR + 5.250%)
879,000	6.874	09/25/50	877,972

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2(b)(d) (1M USD LIBOR + 3.150%)
	$31,500	4.774%	09/25/50	$ 31,547
FHLMC STACR REMIC Trust Series 2021-DNA1, Class M2(b)(d) (SOFR30A + 1.800%)
	323,985	2.726	01/25/51	308,757
FHLMC STACR REMIC Trust Series 2021-DNA6, Class B1(b)(d) (SOFR30A + 3.400%)
	137,000	4.326	10/25/41	118,505
FHLMC STACR REMIC Trust Series 2021-HQA2, Class M2(b)(d) (SOFR30A + 2.050%)
	890,000	2.976	12/25/33	795,375
FHLMC STACR REMIC Trust Series 2022-HQA1, Class M1B(b)(d) (SOFR30A + 3.500%)
	350,000	4.426	03/25/42	339,110
FNMA Connecticut Avenue Securities Series 2016-C01, Class 1M2(b) (1M USD LIBOR + 6.750%)
	924,456	8.374	08/25/28	978,438
FNMA Connecticut Avenue Securities Series 2016-C03, Class 1M2(b) (1M USD LIBOR + 5.300%)
	1,405,666	6.924	10/25/28	1,461,483
FNMA Connecticut Avenue Securities Series 2021-R02, Class 2B1(b)(d) (SOFR30A + 3.300%)
	1,350,000	4.226	11/25/41	1,160,955
FNMA Connecticut Avenue Securities Series 2022-R02, Class 1B1(b)(d) (SOFR30A + 6.250%)
	153,000	7.176	03/25/42	149,342
Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1(b) (1M USD LIBOR + 0.520%)
	1,867,399	2.144	06/25/35	1,591,149
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1(b)(d)
	1,507,764	2.520	05/25/52	1,279,681
JPMorgan Mortgage Trust Series 2022-LTV1,Class A2(b)(d)
	496,629	3.520	07/25/52	442,477
London Wall Mortgage Capital PLC Series 2017-FL1, Class A(b) (3M GBP SONIO + 0.969%)
GBP	1,399,000	1.570	11/15/49	1,702,235
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1(b) (12M MTA + 0.800%)
	$1,023,511	1.276	12/25/46	869,288
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A(b) (12M MTA + 0.850%)
	156,028	1.326	12/25/46	136,264
Mill City Mortgage Loan Trust Series 2017-2, Class A3(b)(d)
	560,271	3.086	07/25/59	549,095

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AR4, Class A4A(b) (1M USD LIBOR + 0.480%)
$695,740	2.104%	12/25/36	$ 625,067
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1(b) (12M MTA + 1.000%)
1,933,831	1.476	01/25/46	1,672,352
Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1(b) (1M USD LIBOR + 0.540%)
1,255,856	2.164	02/25/46	749,288
Residential Accredit Loans, Inc. Series 2006-QO7, Class 1A1(b) (12M MTA + 0.800%)
2,174,044	1.276	09/25/46	1,905,769
Residential Accredit Loans, Inc. Series 2006-QO7, Class 3A2(b) (1M USD LIBOR + 0.410%)
77,897	2.034	09/25/46	75,591
Verus Securitization Trust Series 2021-8, Class A1(d)
4,474	1.940	11/25/66	4,474

			39,382,533

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 58,619,100

Commercial Mortgage-Backed Securities – 2.9%
Sequential Fixed Rate – 1.8%
CSMC Trust Series 2014-USA, Class E(d)
$1,550,000	4.373%	09/15/37	$ 1,207,790
Banc of America Commercial Mortgage Trust Series 2016-UBS10, Class D(d)
1,100,000	3.000	07/15/49	933,145
BANK Series 2018-BN13, Class D(d)
750,000	3.000	08/15/61	543,907
COMM 2017-COR2 Mortgage Trust Series 2017-COR2, Class D(d)
800,000	3.000	09/10/50	621,283
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D(d)
756,000	3.250	01/15/60	590,401
BANK Series 2018-BN10, Class D(d)
500,000	2.600	02/15/61	380,132
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E(d)
1,200,000	2.500	11/15/52	781,474
BANK Series 2018-BN15, Class D(d)
780,000	3.000	11/15/61	558,799
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D(d)
1,000,000	3.000	09/15/50	756,442
JPMBD Commercial Mortgage Trust Series 2017-C7, Class D(d)
660,000	3.000	10/15/50	494,269

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Morgan Stanley Capital I Trust Series 2018-L1, Class D(d)
	$450,000	3.000%	10/15/51	$ 336,270
BANK Series 2018-BN14, Class D(d)
	500,000	3.000	09/15/60	382,838
Wells Fargo Commercial Mortgage Trust Series 2017-RB1, Class D(d)
	500,000	3.401	03/15/50	403,325
Sunnova Sol IV Issuer LLC Series 2021-PF1, Class AS
	1,050,000	2.778	11/15/54	886,109
BANK Series 2021-BNK38, Class A5
	1,050,000	2.521	12/15/64	907,555
BANK Series 2021-BNK38, Class E(d)
	300,000	2.500	12/15/64	191,446
BANK Series 2022-BNK39, Class A4
	2,400,000	2.928	02/15/55	2,151,381
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class D(d)
	1,100,000	2.500	04/15/55	721,522

				12,848,088

Sequential Floating Rate(b) – 1.1%
Barclays Commercial Mortgage Trust Series 2017-C1 Class D(d)
	550,000	3.658	02/15/50	439,276
CSAIL Commercial Mortgage Trust Series 2018-C14, Class D(d)
	650,000	5.087	11/15/51	528,951
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class C
	400,000	4.908	02/10/49	365,925
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class D(d)
	817,000	3.184	12/15/59	659,760
Octagon Finance NO 1 DAC, Class A(h) (-1X 3M Euribor + 2.370%)
EUR	724,255	1.967	01/17/23	728,624
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D(d)
	850,000	4.334	11/10/49	708,776
BX Trust Series 2021-ARIA, Class F(d) (1M USD LIBOR + 2.594%)
	$2,550,000	3.918	10/15/36	2,325,335
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D(d)
	600,000	3.197	12/15/49	467,120
Taubman Centers Commercial Mortgage Trust Series 2022-DPM, Class A(d) (1M TSFR LIBOR + 2.186%)
	1,150,000	3.465	05/15/37	1,120,942
				7,344,709

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 20,192,797

Federal Agencies – 19.0%
FHLMC – 0.1%
	$11,318	5.000%	01/01/33	$ 11,855
	318	5.000	03/01/33	334
	4,519	5.000	04/01/33	4,742
	553	5.000	05/01/33	580
	1,962	5.000	06/01/33	2,059
	13,068	5.000	07/01/33	13,713
	19,852	5.000	08/01/33	20,829
	2,330	5.000	09/01/33	2,443

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$4,466	5.000%	10/01/33	$ 4,686
12,205	5.000	11/01/33	12,807
4,407	5.000	12/01/33	4,624
4,300	5.000	01/01/34	4,513
13,289	5.000	02/01/34	13,956
6,460	5.000	03/01/34	6,805
11,458	5.000	04/01/34	12,083
15,266	5.000	05/01/34	16,025
204,320	5.000	06/01/34	214,543
5,394	5.000	11/01/34	5,687
54,008	5.000	04/01/35	56,675
714	5.000	11/01/35	749

			409,708

GNMA – 5.0%
10,020,427	4.500	12/20/48	10,243,821
3,803,771	5.000	12/20/48	3,912,839
5,681,474	4.500	01/20/49	5,806,361
15,000,000	4.500	TBA-30yr	15,186,778

			35,149,799

UMBS – 0.4%
253	5.000	09/01/22	253
151	5.000	04/01/23	151
135	5.500	05/01/25	135
19,637	4.500	08/01/37	20,379
3,661	4.500	04/01/39	3,785
6,230	4.000	08/01/39	6,295
2,533	4.000	09/01/39	2,559
25,107	4.500	10/01/39	25,935
2,520	4.500	05/01/41	2,601
11,112	4.500	06/01/41	11,470
8,956	4.500	08/01/41	9,245
3,460	4.500	10/01/41	3,572
711	4.500	11/01/42	734
12,823	4.500	12/01/43	13,204
585,370	4.500	11/01/48	594,897
103,055	4.500	01/01/49	104,636
463,629	4.500	06/01/49	470,484
494,250	4.500	06/01/49	501,830
563,415	4.500	08/01/49	569,943
551,988	4.500	01/01/50	560,149

			2,902,257

UMBS, 30 Year, Single Family(i) – 13.5%
3,000,000	3.000	TBA-30yr	2,792,107
16,000,000	4.000	TBA-30yr	15,772,493
63,000,000	4.500	TBA-30yr	63,231,336
13,000,000	5.000	TBA-30yr	13,262,028

			95,057,964

TOTAL FEDERAL AGENCIES			$133,519,728

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $211,960,493)			$212,331,625

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 11.9%
Collateralized Loan Obligations(d) – 10.2%
Apidos CLO XXIII Series 2015-23A, Class AR(b) (3M USD LIBOR + 1.220%)
$2,600,000	2.264%	04/15/33	$ 2,526,332
Barings CLO Ltd. IV Series 2020-4A, Class D1(b) (3M USD LIBOR + 3.700%)
1,000,000	4.763	01/20/32	943,547
Birch Grove CLO Ltd. Series 2022-4A, Class D(b) (3M TSFR LIBOR + 3.860%)
1,400,000	4.568	04/15/34	1,276,555
Cathedral Lake VII Ltd. Series 2021-7RA, Class C(b) (3M USD LIBOR + 2.570%)
400,000	3.614	01/15/32	371,815
Cathedral Lake VII Ltd. Series 2021-7RA, Class D(b) (3M USD LIBOR + 4.280%)
1,625,000	5.324	01/15/32	1,442,881
CFIP CLO, Ltd. Series 2017-1A, Class DR(b)(3M USD LIBOR + 3.820%)
2,200,000	4.864	10/18/34	2,024,627
Crown City CLO I Series 2020-1A, Class A1AR(b) (3M USD LIBOR + 1.190%)
2,000,000	2.253	07/20/34	1,922,698
Crown Point CLO 9, Ltd. Series 2020-9A, Class AR(b) (3M USD LIBOR + 1.190%)
8,900,000	2.228	07/14/34	8,616,624
Elmwood CLO IV Ltd. Series 2020-1A, Class A(b) (3M USD LIBOR + 1.240%)
$3,500,000	2.284	04/15/33	3,407,589
HalseyPoint CLO I Ltd. Series 2019-1A, Class A1A1(b) (3M USD LIBOR + 1.350%)
9,400,000	2.413	01/20/33	9,141,848
LCCM Trust Series 2021-FL2, Class A(b) (1M USD LIBOR + 1.200%)
1,150,000	2.524	12/13/38	1,112,908
MAN GLG US. Ltd. Series CLO 2021-1A, Class A1(b) (3M USD LIBOR + 1.300%)
6,700,000	2.344	07/15/34	6,459,905
Marble Point CLO XIX Ltd. Series 2020-3A, Class D(b) (3M USD LIBOR + 3.900%)
1,000,000	4.944	01/19/34	925,326
MF1 Trust Series 2021-FL6, Class A(b)(1M USD LIBOR + 1.100%)
1,400,000	2.623	07/16/36	1,355,680
Ocean Trails CLO XI Series 21-11A, Class D(b) (3M USD LIBOR + 3.700%)
3,000,000	4.763	07/20/34	2,765,340

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(d) – (continued)
Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CRR(b) (3M USD LIBOR + 3.900%)
$1,600,000	4.944%	07/15/29	$ 1,413,430
OZLM Ltd.Series 2015-14A, Class CRR(b) (3M USD LIBOR + 3.390%)
2,200,000	4.434	07/15/34	2,068,854
Stellar Jay Ireland DAC Series 2021-1, Class A
2,177,962	3.967	10/15/41	1,940,400
TCW CLO AMR Ltd. Series 2019-1A, Class DR(b) (3M USD LIBOR + 3.670%)
2,300,000	5.081	08/16/34	2,154,376
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR(b) (3M USD LIBOR + 3.720%)
1,400,000	4.764	04/18/36	1,266,268
Tikehau US CLO I Ltd. Series 2021-1A, Class E(b) (3M USD LIBOR + 6.910%)
1,000,000	7.126	01/18/35	839,671
Tralee CLO VII Ltd. Series 2021-7A, Class D(b) (3M USD LIBOR + 3.180%)
2,150,000	4.364	04/25/34	1,935,937
Venture CDO Ltd. Series 2020-39A, Class A1(b) (3M USD LIBOR + 1.280%)
6,200,000	2.324	04/15/33	5,995,772
Voya CLO Ltd. Series 2019-1A, Class AR(b) (3M USD LIBOR + 1.060%)
3,900,000	2.104	04/15/31	3,813,623
Zais CLO 15 Ltd. Series 2020-15A, Class A1R(b) (3M USD LIBOR + 1.350%)
6,000,000	2.588	07/28/32	5,852,124

			71,574,130

Home Equity(b) – 0.3%
Lehman XS Trust Series 2007-3, Class 1BA2 (6M USD LIBOR + 0.500%)
87,442	2.586	03/25/37	83,301
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1M USD LIBOR + 0.340%)
694,654	1.964	11/25/36	150,060
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-BC3, Class 2A4 (1M USD LIBOR + 0.260%)
247,000	1.884	05/25/47	225,357
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-EQ1, Class A1 (1M USD LIBOR + 0.430%)
2,426,189	2.054	03/25/37	1,951,055

			2,409,773

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – 1.4%
SLM Student Loan Trust Series 2008-3, Class A3(3M USD LIBOR + 1.000%)
$9,467,022	2.184%	10/25/21	$ 9,447,046

			9,447,046

TOTAL ASSET-BACKED SECURITIES (Cost $86,734,249)			$ 83,430,949

Foreign Debt Obligations – 2.5%
Sovereign – 2.5%
Hungary Government Bond(d)
$430,000	5.500%	06/16/34	$ 417,159
Kingdom of Bahrain(d)
700,000	5.625	05/18/34	572,163
Perusahaan Penerbit SBSN Indonesia III(d)
1,020,000	2.550	06/09/31	865,837
Perusahaan Penerbit SBSN Indonesia III(d)
1,730,000	4.400	06/06/27	1,717,025
780,000	4.700	06/06/32	765,375
Republic of Indonesia
560,000	3.050	03/12/51	424,962
200,000	3.350	03/12/71	140,272
Republic of Ivory Coast
530,000	4.875	01/30/32	398,266
1,990,000	6.125	06/15/33	1,550,086
Republic of Nigeria
1,030,000	7.875	02/16/32	713,275
590,000	7.696	02/23/38	365,800
Republic of Nigeria
210,000	7.375	09/28/33	136,868
Republic of Oman
1,410,000	4.750	06/15/26	1,339,500
1,110,000	5.375	03/08/27	1,075,312
Republic of Qatar
470,000	3.750 (d)	04/16/30	465,300
440,000	4.625	06/02/46	437,360

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Qatar – (continued)
	$480,000	4.400	%(d)	04/16/50	$ 460,200
Republic of Romania
EUR	1,620,000	3.624	(d)	05/26/30	1,384,457
	230,000	2.000	%(d)	01/28/32	$163,719
	200,000	3.375	(d)	01/28/50	123,894
	120,000	3.375		01/28/50	74,336
	$1,660,000	4.000	(d)	02/14/51	1,078,792
Republic of Turkey
	700,000	5.250		03/13/30	499,100
Republic of Turkey
	230,000	5.750		05/11/47	141,349
Ukraine Government Bond(d)
EUR	1,550,000	4.375		01/27/30	389,837
United Mexican States(c)
	$1,520,000	2.659		05/24/31	1,250,960
	540,000	3.771		05/24/61	349,583

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $22,788,555)					$ 17,300,787

Municipal Debt Obligations – 1.3%
Illinois – 1.3%
Illinois State GO Bonds Build America Series 2010(c)
	$4,470,000	7.350%		07/01/35	$ 4,875,866
Illinois State GO Bonds Taxable-Pension Series 2003
	4,280,000	5.100		06/01/33	4,306,063

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $9,129,380)					$ 9,181,929

U.S. Treasury Obligations – 19.9%
United States Treasury Bonds
	$47,420,000	3.000	%(j)	02/15/47	$ 44,271,016
	10,000	2.750	(j)	11/15/47	8,956
	57,700,000	2.375	(j)	11/15/49	48,720,437
	2,000,000	2.000	(j)	02/15/50	1,550,000
	47,570,000	2.875		05/15/52	44,923,919

TOTAL U.S. TREASURY OBLIGATIONS (Cost $168,904,478)					$139,474,328

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Dividend Rate		Value

Investment Company(k) – 7.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
54,008,112	1.376%		$ 54,008,112
(Cost $54,008,112)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 9.6%
Certificates of Deposit – 4.7%
ASB Bank Ltd.(b)(d) (SOFR + 0.790%)
$5,251,000	2.230%	09/15/22	$ 5,256,643
BNZ International Funding Ltd.(b)(d) (SOFR + 0.700%)
4,013,000	1.433	09/09/22	4,015,753
Cooperatieve Rabobank UA
3,953,000	1.500	10/17/22	3,944,109
First Abu Dhabi Bank PJSC
7,824,000	0.680	07/01/22	7,824,000
Landesbank Baden-Wuerttemberg(b) (SOFR + 0.400%)
5,000,000	1.190	10/12/22	4,999,733
Royal Bank of Canada
3,290,000	2.010	12/23/22	3,289,996
Svenska Handelsbanken AB(b)(SOFR + 0.510%)
3,952,000	1.960	03/28/23	3,948,760

			33,278,994

Commercial Paper – 4.9%
Banque Et Caisse(l)
9,900,000	0.000	07/20/22	9,890,991
BASF SE Aktiengesellsch(l)
3,951,000	0.000	09/06/22	3,935,380
Enbridge, Inc.(l)
5,000,000	0.000	01/19/23	4,909,439
Entergy Corp.(l)
2,446,000	0.000	07/28/22	2,442,442
Macquarie Bank Ltd. (l)
6,495,000	0.000	08/16/22	6,478,855

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Svenska Handlsbnkn A(l)
$1,000,000	0.000%	07/01/22	$ 999,957
TELUS Corp.(l)
5,484,000	0.000	09/22/22	5,453,738

			34,110,802

TOTAL SHORT-TERM INVESTMENTS (Cost $67,471,170)			$ 67,389,796

TOTAL INVESTMENTS – 109.4% (Cost $867,157,127)			$766,240,404

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.4)%			(66,070,729)

NET ASSETS – 100.0%			$700,169,675

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2022. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Pay-in-kind securities.

(f)	Security is currently in default and/or non-income producing.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $110,244,742 which represents approximately 15.8% of the Fund’s net assets as of June 30, 2022.

(j)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(k)	Represents an affiliated issuer.

(l)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PI	— Private Investment
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	BRL	6,524,368	USD	1,241,231	07/05/22	$3,542
	BRL	7,546,105	USD	1,421,112	07/29/22	7,572
	BRL	1,546,394	USD	292,490	08/02/22	21
	CAD	916,745	EUR	666,947	09/21/22	9,207
	CHF	9,257,819	EUR	9,108,463	07/14/22	151,864
	CHF	2,909,230	EUR	2,850,796	07/21/22	59,740
	CHF	5,592,199	EUR	5,508,735	07/25/22	84,492
	CHF	2,340,967	EUR	2,309,309	07/29/22	31,901
	CHF	5,781,403	EUR	5,539,575	09/21/22	252,622
	CHF	707,780	GBP	581,315	09/21/22	37,086
	CHF	5,276,798	USD	5,488,101	07/20/22	46,287
	CHF	7,931,684	USD	8,195,412	07/25/22	126,213
	CHF	2,710,619	USD	2,795,201	09/21/22	61,247
	CNH	55,002,275	USD	8,189,443	07/11/22	28,110
	CNH	39,774,209	USD	5,913,545	07/13/22	28,690
	CNH	9,959,376	USD	1,485,231	09/21/22	1,957
	CZK	6,761,750	EUR	268,164	09/21/22	545
	EUR	2,455,542	CAD	3,318,985	09/21/22	9,815
	EUR	6,134,332	CHF	6,118,462	08/05/22	20,172
	EUR	1,782,329	NOK	18,003,752	07/05/22	40,416
	EUR	542,733	NOK	5,541,630	09/21/22	8,487
	EUR	3,428,260	NZD	5,761,691	09/21/22	19,049
	EUR	2,099,981	PLN	9,809,807	07/25/22	23,462
	EUR	731,783	SEK	7,688,126	07/11/22	15,606
	EUR	1,042,122	SEK	11,137,195	07/25/22	4,290
	EUR	2,701,663	SEK	28,905,471	09/21/22	12,497
	GBP	8,679,805	USD	10,498,837	07/06/22	67,755
	GBP	6,369,924	USD	7,701,076	07/18/22	55,331
	HUF	103,803,450	EUR	259,314	07/14/22	1,743
	HUF	216,926,876	EUR	531,661	09/21/22	5,138
	ILS	6,450,440	USD	1,845,851	07/11/22	1,819
	ILS	4,692,789	USD	1,344,253	08/05/22	2,131
	JPY	95,478,521	CAD	904,238	09/21/22	5,284
	JPY	98,817,784	USD	728,347	07/22/22	942
	KRW	9,612,938,154	USD	7,432,705	07/05/22	10,263
	KRW	10,649,669,595	USD	8,205,970	07/08/22	57,378
	KRW	7,678,465,778	USD	5,919,206	07/18/22	39,684
	MXN	54,930,164	USD	2,666,513	07/07/22	61,621
	MXN	40,144,637	USD	1,933,563	07/18/22	56,072
	NOK	29,450,738	USD	2,966,774	07/05/22	23,422
	NOK	36,895,616	USD	3,683,611	07/11/22	62,892
	NOK	17,814,395	USD	1,778,966	07/15/22	30,122
	NOK	10,043,859	USD	1,009,839	09/21/22	11,764
	NZD	14,740,869	USD	9,168,820	07/05/22	37,441
	NZD	15,983,022	USD	9,946,375	07/08/22	35,502
	NZD	6,711,293	USD	4,184,491	07/18/22	6,513
	PLN	22,656,999	USD	5,031,940	07/29/22	2,117
	SEK	14,417,716	USD	1,398,572	07/07/22	11,116
	SEK	7,289,606	USD	695,418	07/08/22	17,347
	SEK	22,015,756	USD	2,143,696	07/21/22	9,983
	SEK	15,816,241	USD	1,539,670	07/22/22	7,601
	SGD	1,027,731	EUR	699,317	09/21/22	2,935
	TWD	92,719,092	USD	3,115,875	07/05/22	2,762
	TWD	109,241,020	USD	3,666,381	07/06/22	8,047

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	TWD	22,326,572	USD	750,120	07/08/22	$931
	TWD	78,166,321	USD	2,630,977	07/21/22	1,238
	TWD	172,630,740	USD	5,808,133	07/25/22	7,003
	USD	3,438,882	BRL	17,739,372	07/05/22	54,418
	USD	2,130,849	BRL	11,201,874	07/15/22	465
	USD	2,221,331	BRL	11,685,927	08/02/22	10,856
	USD	3,414,054	CAD	4,342,072	07/21/22	40,818
	USD	510,690	CLP	443,017,374	08/05/22	31,772
	USD	730,000	CNH	4,884,280	07/11/22	270
	USD	995,810	CNH	6,657,415	09/21/22	1,689
	USD	1,634,684	COP	6,700,039,594	08/08/22	32,080
	USD	807,868	CZK	18,976,421	09/21/22	12,965
	USD	1,874,599	EUR	1,782,329	07/05/22	6,224
	USD	3,255,723	EUR	3,087,562	07/21/22	15,547
	USD	9,193,447	EUR	8,729,594	07/25/22	29,811
	USD	10,379,612	EUR	9,799,845	07/28/22	90,365
	USD	751,401	EUR	714,994	08/01/22	535
	USD	13,548,652	EUR	12,620,363	09/21/22	244,269
	USD	16,475,270	GBP	13,426,948	07/06/22	129,621
	USD	13,035,356	GBP	10,627,637	07/15/22	95,287
	USD	13,600,644	GBP	11,087,987	07/18/22	99,236
	USD	12,297,830	GBP	9,809,630	09/21/22	337,374
	USD	7,129,336	GBP	5,803,994	09/22/22	52,636
	USD	1,502,592	HUF	556,543,575	09/21/22	51,464
	USD	1,147,851	IDR	16,847,003,554	08/22/22	22,958
	USD	6,706,023	ILS	23,006,245	07/11/22	116,096
	USD	1,372,958	ILS	4,565,804	09/21/22	57,934
	USD	3,844,599	INR	299,922,850	07/29/22	57,913
	USD	64,742	JPY	8,707,148	07/22/22	482
	USD	10,116,985	KRW	12,846,265,881	07/05/22	170,563
	USD	8,319,024	KRW	10,694,105,892	07/08/22	21,197
	USD	1,922,930	KRW	2,435,256,595	07/14/22	33,168
	USD	7,587,380	MXN	152,453,230	07/07/22	15,714
	USD	1,786,088	MXN	35,926,152	07/18/22	5,528
	USD	279,950	MXN	5,709,024	09/21/22	393
	USD	1,405,696	MXN	28,476,226	09/23/22	11,804
	USD	4,742,865	NOK	46,010,896	07/05/22	71,279
	USD	4,300,794	NOK	42,267,111	07/11/22	8,851
	USD	296,494	NOK	2,889,826	07/15/22	3,027
	USD	3,035,693	NOK	26,897,438	07/20/22	303,911
	USD	12,067,298	NZD	19,215,797	07/05/22	66,266
	USD	17,752,373	NZD	28,081,271	07/08/22	214,779
	USD	4,630,263	NZD	7,357,323	07/14/22	35,658
	USD	3,147,417	NZD	5,001,143	07/15/22	24,262
	USD	4,804,773	NZD	7,651,518	07/18/22	26,627
	USD	17,044,781	NZD	26,332,195	09/21/22	614,741
	USD	807,132	PLN	3,488,079	09/21/22	37,725
	USD	315,904	SEK	2,966,874	07/01/22	25,871
	USD	4,570,338	SEK	46,025,575	07/07/22	70,199
	USD	15,648,872	SEK	158,302,611	07/08/22	170,313
	USD	1,954,908	SEK	19,910,733	07/15/22	7,576
	USD	1,786,088	SEK	18,126,114	07/18/22	13,104
	USD	2,153,942	SEK	21,678,889	07/22/22	33,141
	USD	2,073,556	SEK	21,007,967	07/25/22	18,166
	USD	4,544,001	SEK	45,925,505	09/21/22	38,757
	USD	1,291,030	SGD	1,782,745	09/21/22	7,126
	USD	5,079,057	TWD	150,228,178	07/05/22	26,083
	USD	10,167,951	TWD	300,333,015	07/06/22	65,957
	USD	5,272,606	TWD	153,729,782	07/08/22	101,238
	USD	1,464,048	TWD	43,427,280	07/21/22	1,655
	USD	3,630,486	TWD	107,156,739	07/25/22	20,869
	USD	7,560,205	ZAR	119,303,326	07/05/22	230,585
	USD	3,489,702	ZAR	56,459,894	07/29/22	29,945
	USD	726,456	ZAR	11,294,950	09/21/22	38,058
	ZAR	4,796,846	USD	290,706	07/29/22	3,236

TOTAL						$5,889,244

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	6,743,780	USD	4,752,649	07/14/22	$(97,376)
	AUD	9,034,567	USD	6,499,599	09/21/22	(259,167)
	BRL	11,227,415	USD	2,163,132	07/05/22	(21,073)
	BRL	6,508,248	USD	1,263,370	07/12/22	(24,427)
	BRL	7,358,089	USD	1,420,204	07/15/22	(20,835)
	BRL	6,435,995	USD	1,218,708	08/01/22	(941)
	BRL	7,602,070	USD	1,443,693	08/02/22	(5,707)
	CAD	1,851,837	EUR	1,366,422	09/21/22	(1,624)
	CAD	8,510,257	USD	6,691,385	07/21/22	(80,001)
	CAD	6,502,847	USD	5,175,767	09/21/22	(123,120)
	CHF	9,922,516	EUR	9,945,390	07/21/22	(29,400)
	CHF	2,151,632	EUR	2,153,542	08/05/22	(3,237)
	CHF	663,482	USD	699,478	09/21/22	(300)
	CLP	481,698,677	USD	550,356	08/05/22	(29,622)
	CNH	4,888,284	USD	730,000	09/21/22	(55)
	COP	6,576,811,409	USD	1,592,660	08/08/22	(19,530)
	EUR	8,411,055	CHF	8,510,300	07/14/22	(99,687)
	EUR	13,257,767	CHF	13,465,506	07/21/22	(210,685)
	EUR	8,125,384	CHF	8,305,021	07/25/22	(183,933)
	EUR	2,713,033	CHF	2,744,762	07/29/22	(31,742)
	EUR	4,549,566	CHF	4,661,694	09/21/22	(116,339)
	EUR	453,728	CZK	11,271,953	07/14/22	(551)
	EUR	257,397	CZK	6,409,186	07/28/22	(86)
	EUR	279,005	CZK	7,039,291	09/21/22	(742)
	EUR	683,019	GBP	591,166	09/21/22	(745)
	EUR	692,458	HUF	281,297,246	09/21/22	(3,463)
	EUR	678,328	JPY	97,414,615	09/21/22	(7,129)
	EUR	818,233	PLN	3,870,820	07/25/22	(1,650)
	EUR	2,754,194	USD	2,899,367	07/21/22	(9,036)
	EUR	4,152,716	USD	4,400,288	07/28/22	(40,186)
	EUR	162,499	USD	171,274	08/01/22	(622)
	EUR	3,007,058	USD	3,210,982	09/21/22	(40,943)
	GBP	4,747,142	USD	5,802,169	07/06/22	(23,110)
	GBP	7,981,661	USD	9,802,245	07/15/22	(83,881)
	GBP	6,488,249	USD	7,953,535	07/18/22	(53,049)
	GBP	1,177,250	USD	1,449,395	09/21/22	(14,025)
	HUF	488,707,034	EUR	1,220,946	09/21/22	(12,870)
	IDR	11,615,891,334	USD	797,860	08/22/22	(22,255)
	ILS	9,514,540	USD	2,765,441	07/11/22	(40,087)
	ILS	4,992,466	USD	1,453,241	07/15/22	(22,836)
	ILS	6,729,110	USD	1,953,230	07/18/22	(24,891)
	INR	224,447,487	USD	2,876,415	07/29/22	(42,644)
	JPY	97,389,459	EUR	692,267	09/21/22	(7,752)
	JPY	72,133,500	USD	565,376	07/15/22	(33,259)
	JPY	93,764,244	USD	698,826	09/21/22	(3,667)
	KRW	4,919,638,849	USD	3,823,705	07/05/22	(14,598)
	KRW	284,114,177	USD	227,473	07/08/22	(7,022)
	KRW	6,811,212,854	USD	5,374,074	07/14/22	(88,562)
	KRW	3,727,376,556	USD	2,899,779	07/15/22	(7,283)
	KRW	3,601,133,774	USD	2,798,192	07/18/22	(3,525)
	MXN	118,272,660	USD	5,898,945	07/07/22	(24,874)
	MXN	29,833,870	USD	1,490,688	09/21/22	(29,796)
	MXN	58,873,000	USD	2,906,198	09/23/22	(24,404)
	NOK	34,563,909	USD	3,548,343	07/05/22	(38,995)
	NOK	28,043,932	USD	2,864,116	07/11/22	(16,442)
	NOK	16,674,574	USD	1,697,511	07/15/22	(4,175)
	NOK	67,278,379	USD	7,091,106	09/21/22	(247,943)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	NZD	9,106,376	USD	5,740,548	07/05/22	$(53,252)
	NZD	11,174,424	USD	7,113,816	07/08/22	(135,054)
	NZD	4,991,644	USD	3,179,677	07/14/22	(62,424)
	NZD	5,672,363	USD	3,578,710	07/15/22	(36,386)
	NZD	9,425,155	USD	5,896,095	07/18/22	(10,364)
	NZD	2,548,536	USD	1,608,419	08/04/22	(17,213)
	NZD	3,482,647	USD	2,201,843	09/21/22	(28,837)
	PLN	3,326,008	EUR	712,787	07/25/22	(8,785)
	PLN	3,877,494	USD	861,758	07/29/22	(235)
	PLN	3,157,908	USD	727,914	09/21/22	(31,336)
	SEK	2,964,949	EUR	276,112	09/21/22	(219)
	SEK	48,581,742	USD	4,782,229	07/01/22	(33,021)
	SEK	43,086,535	USD	4,254,536	07/07/22	(41,760)
	SEK	70,467,104	USD	6,948,288	07/08/22	(58,133)
	SEK	19,101,532	USD	1,889,744	07/15/22	(21,554)
	SEK	21,335,381	USD	2,110,533	07/18/22	(23,639)
	SEK	19,149,961	USD	1,878,995	07/21/22	(5,661)
	SEK	80,704,632	USD	7,962,685	07/22/22	(67,516)
	SEK	2,278,935	USD	226,085	07/25/22	(3,117)
	SEK	115,613,000	USD	11,885,705	09/21/22	(544,190)
	SEK	45,614,868	USD	4,502,569	09/26/22	(26,781)
	SGD	5,976,321	USD	4,340,443	09/21/22	(36,396)
	TRY	9,519,099	USD	561,230	07/28/22	(537)
	TWD	304,789,273	USD	10,318,618	07/05/22	(66,932)
	TWD	172,121,125	USD	5,823,847	07/06/22	(34,383)
	TWD	109,303,560	USD	3,744,296	07/08/22	(67,398)
	TWD	185,857,852	USD	6,273,134	07/18/22	(15,967)
	TWD	21,676,555	USD	729,973	07/21/22	(25)
	USD	2,804,661	AUD	4,076,353	09/21/22	(10,992)
	USD	2,368	BRL	12,413	07/05/22	—
	USD	2,138,010	BRL	11,292,969	07/12/22	(11,776)
	USD	8,745,007	CNH	58,737,588	07/11/22	(30,613)
	USD	1,452,052	CNH	9,751,252	07/13/22	(4,778)
	USD	4,152,474	CNH	27,821,537	07/25/22	(3,264)
	USD	1,483,042	CNH	9,956,701	09/21/22	(3,746)
	USD	1,345,456	EUR	1,284,087	07/28/22	(2,758)
	USD	711,276	EUR	679,464	09/21/22	(5,014)
	USD	2,967,476	GBP	2,440,585	07/18/22	(4,329)
	USD	2,782,485	ILS	9,724,785	07/15/22	(3,790)
	USD	435,788	INR	34,514,831	07/25/22	(166)
	USD	6,958,000	KRW	9,038,094,100	07/05/22	(39,886)
	USD	5,737,098	KRW	7,401,430,633	07/14/22	(6,422)
	USD	7,949,957	KRW	10,326,788,551	07/15/22	(63,777)
	USD	626,771	KRW	810,766,192	07/18/22	(2,426)
	USD	1,538,154	KRW	1,991,632,326	09/23/22	(10,256)
	USD	1,628,781	MXN	33,196,470	07/18/22	(16,492)
	USD	3,231,242	NOK	32,218,988	07/11/22	(40,382)
	USD	3,672,534	NOK	36,495,766	07/15/22	(33,685)
	USD	2,877,491	NZD	4,631,448	07/05/22	(15,033)
	USD	9,167,862	NZD	14,740,869	07/18/22	(37,374)
	USD	4,827,838	PLN	21,738,000	07/29/22	(2,031)
	USD	3,969,383	SEK	40,771,651	07/08/22	(17,199)
	USD	1,721,453	SEK	17,681,041	07/21/22	(8,185)
	USD	2,021,000	TRY	40,510,887	09/21/22	(239,574)
	USD	14,064,077	TWD	418,891,775	07/05/22	(25,486)
	USD	5,609,591	TWD	166,825,553	07/06/22	(1,749)
	USD	3,115,875	TWD	92,673,912	07/18/22	(4,123)
	ZAR	124,082,137	USD	7,756,576	07/05/22	(133,361)
	ZAR	16,835,189	USD	1,067,304	07/21/22	(34,783)
	ZAR	32,278,220	USD	2,005,090	07/29/22	(27,145)
	ZAR	7,248,070	USD	468,121	09/21/22	(26,373)

TOTAL						$(4,653,982)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
French 10 Year Government Bonds	1	09/08/22	$145,173	$4,850
Ultra Long U.S. Treasury Bonds	(1,018)	09/21/22	(157,121,938)	2,088,600
Ultra 10 Year U.S. Treasury Notes	(880)	09/21/22	(112,090,000)	809,521
2 Year U.S. Treasury Notes	(185)	09/30/22	(38,852,891)	29,053
10 Year U.K. Long Gilt	(218)	09/28/22	(30,247,039)	1,223,856
10 Year U.S. Treasury Notes	1,384	09/21/22	164,047,250	1,579,830
20 Year U.S. Treasury Bonds	(302)	09/21/22	(41,864,750)	333,556

Total				$6,069,266

Short position contracts:
5 Year German Euro-Bobl	(38)	09/08/22	(4,945,506)	(9,874)
5 Year U.S. Treasury Notes	(1,313)	09/30/22	(147,384,250)	(648,964)
10 Year German Euro-Bund	(13)	09/08/22	(2,026,882)	(19,836)

Total				$(678,674)

TOTAL FUTURES CONTRACTS				$5,390,592

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NZDOR(a)	1.250%(b)	12/15/22	NZD	28,120		$(174,259)	$(15,142)	$(159,117)
1M BID Avg(c)	12.400(c)	01/02/23	BRL	25,920		24,228	(628)	24,856
5.800%(c)	1M BID Avg(c)	01/02/23		67,660		681,528	17,761	663,767
3M NZDOR(a)	2.750(b)	03/16/24	NZD	150,810		(1,327,026)	280,555	(1,607,581)
3.500(d)	3M LIBOR(d)	03/16/24		$78,900		(377,032)	35,908	(412,940)
1.000(b)	6M CDOR(b)	03/16/24	CAD	21,500		705,736	300,542	405,194
3.000(a)	3M KWCDC(a)	06/15/24	KRW	15,125,190		98,110	16,040	82,070
1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24		$522,840		311,038	175,496	135,542
9.500(e)	Mexico Interbank TIIE 28 Days(e)	09/18/24	MXN	453,050	(f)	39,142	52,646	(13,504)
3.200	3M LIBOR	09/21/24	HKD	199,410	(f)	45,751	(92,396)	138,147
6M EURO(d)	1.000(d)	09/21/24	EUR	18,440		(138,705)	(243,093)	104,388
3M STIBOR(a)	2.250(d)	09/21/24	SEK	1,284,700		(1,270,025)	(982,153)	(287,872)
3M LIBOR(d)	2.800(d)	09/21/24		$25,100		(131,629)	26,049	(157,678)
7.000(a)	3M JIBAR(a)	09/21/24	ZAR	212,375	(f)	164,746	46,600	118,146
2.750(a)	3M NIBOR(a)	09/21/24	NOK	508,120	(f)	647,179	458,115	189,064
0.500(d)	6M EURO(b)	09/21/24	EUR	1,860		42,492	41,900	592
1.750(d)	6M EURO(a)	09/21/24		58,340		(226,306)	182,304	(408,610)
2.000(d)	6M GBP(d)	09/21/24	GBP	15,640	(f)	290,666	377,236	(86,570)
7.500	6M WIBOR	09/21/24	PLN	31,250	(f)	47,693	6,568	41,125
3M CNY	2.500	12/21/24	CNY	29,490		3,558	11,562	(8,004)
1M BID Average(c)	12.016(c)	01/02/25	BRL	8,600	(f)	(19,471)	—	(19,471)
1M BID Avg(c)	12.060(c)	01/02/25		93,670	(f)	(195,066)	(444,381)	249,315
0.750(d)	6M EURO(b)	09/21/25	EUR	4,730		139,894	142,492	(2,598)
2.587(d)	3M LIBOR(d)	11/30/26		$79,670		777,683	6,480	771,203
1M BID Avg	11.230	01/04/27	BRL	—		—	1	(1)
6M EURO(b)	0.250(d)	03/16/27	EUR	26,930		(14,188)	11	(14,199)
(0.250)(d)	6M EURO(b)	03/16/27		3,930		1,943	—	1,943
3M STIBOR(a)	2.500(d)	09/21/27	SEK	516,360		(689,956)	(416,960)	(272,996)
6M AUDOR(b)	3.500(b)	09/21/27	AUD	70,450		(980,173)	(1,007,613)	27,440
3M NZDOR(a)	3.750(b)	09/21/27	NZD	56,600		(546,041)	(585,834)	39,793
2.750(d)	3M LIBOR(d)	09/21/27		$90,820		304,074	693,497	(389,423)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.000%(d)	6M EURO(d)	09/21/27	EUR	14,720	$1,415,909	$1,265,357	$150,552
0.750(d)	6M EURO(b)	09/21/27		1,470	85,424	80,336	5,088
1.750(d)	6M GBP(d)	09/21/27	GBP	21,090	925,681	731,644	194,037
7.000(d)	6M WIBOR(b)	09/21/27	PLN	30,325	(32,626)	34,366	(66,992)
2.500(a)	3M CNY	12/21/27	CNY	17,240	24,391	27,912	(3,521)
1.250(d)	6M EURO(b)	12/19/28	EUR	2,630	95,843	(50,806)	146,649
3M LIBOR(d)	2.500% (d)	06/04/29		$47,680	(184,483)	(32,421)	(152,062)
2.420(d)	6M EURO(b)	07/04/29	EUR	11,990	60,652	(8,696)	69,348
0.750(d)	6M EURO(b)	09/21/29		890	79,648	72,624	7,024
2.570(d)	3M LIBOR(d)	06/04/31		$125,730	470,922	122,002	348,920
1.897(d)	6M EURO(b)	04/27/32	EUR	5,950	181,163	78	181,085
3M LIBOR(d)	2.734(d)	05/15/32		$34,930	(168,285)	201,664	(369,949)
6M EURO(b)	2.128(d)	05/17/32	EUR	27,360	(550,366)	(209,066)	(341,300)
1.754(d)	6M EURO(d)	05/17/32		27,360	672,179	(232,456)	904,635
6M EURO(b)	2.000(d)	05/26/32		19,010	(495,817)	(223,352)	(272,465)
0.500(d)	6M JYOR(d)	05/26/32	JPY	4,594,000	422,131	24,740	397,391
6M GBP(d)	2.000(d)	06/07/32	GBP	24,670	(888,023)	227,572	(1,115,595)
Mexico Interbank TIIE 28 Days(e)	9.030(e)	09/08/32	MXN	89,860	33,618	(54,392)	88,010
6M EURO(b)	1.000(d)	09/21/32	EUR	32,340	(3,822,224)	(3,992,583)	170,359
6M CHFOR(d)	1.250(d)	09/21/32	CHF	24,530	(1,108,890)	(1,067,660)	(41,230)
3M LIBOR(d)	2.750(d)	09/21/32		$58,300	(345,025)	(510,988)	165,963
3M NIBOR(b)	3.000(d)	09/21/32	NOK	83,770	(223,145)	69,182	(292,327)
6M CDOR(b)	3.250(b)	09/21/32	CAD	21,240	(627,831)	(664,682)	36,851
6M AUDOR(b)	3.750(b)	09/21/32	AUD	4,330	(98,516)	(257,526)	159,010
2.750(d)	3M LIBOR(d)	09/21/32		$16,000	94,690	158,565	(63,875)
3.750(b)	3M NZDOR(a)	09/21/32	NZD	5,400	108,743	108,179	564
2.500(d)	3M STIBOR(a)	09/21/32	SEK	315,230	871,125	779,403	91,722
6M WIBOR(b)	6.250(d)	09/21/32	PLN	13,125	(76,111)	(122,937)	46,826
1.500(d)	6M GBP(d)	09/21/32	GBP	12,950	1,168,571	1,246,745	(78,174)
0.000(d)	6M JYOR(d)	09/21/32	JPY	1,573,120	582,565	495,911	86,654
3M JIBAR(a)	8.750(a)	09/21/32	ZAR	47,700	(89,573)	(16,235)	(73,338)
3.750(a)	3M KWCDC(a)	12/21/32	KRW	5,877,020	(168,226)	(122,107)	(46,119)
3M LIBOR(d)	2.730(d)	06/04/33		$79,810	(320,756)	(68,109)	(252,647)
6M EURO(b)	2.005(d)	04/27/37	EUR	12,970	(421,423)	195	(421,618)
6M EURO(b)	2.530(d)	06/15/37		13,610	(149,893)	(26,485)	(123,408)
6M EURO(b)	2.855(d)	07/04/37		14,420	86,379	6,869	79,510
1.363(d)	6M EURO(b)	04/27/42		7,420	163,543	147	163,396
1.867(d)	6M EURO(b)	06/15/42		31,910	100,193	4,088	96,105
1.000(d)	6M EURO(b)	09/21/42		690	152,452	130,191	22,261
6M EURO(b)	1.490(d)	06/16/47		18,250	78,824	(18,430)	97,254
6M EURO(d)	1.355(d)	05/17/52		8,790	(689,000)	(255,475)	(433,525)
1.328(d)	6M EURO(b)	05/17/52		8,790	671,288	(18,644)	689,932
1.560(d)	6M EURO(b)	07/06/52		7,080	51,383	(383)	51,766
2.500(d)	3M LIBOR(d)	09/21/52		$3,310	98,281	240,096	(141,815)

TOTAL					$(3,529,031)	$(2,842,004)	$(687,027)

(a)	Payments made quaterly.
(b)	Payments made semi-annually.
(c)	Payments made at maturity.
(d)	Payments made annually.
(e)	Payments made monthly.
(f)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2022.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 11	3.000%	6.953%	MS & Co. Int. PLC	11/18/54	$4,100	$(660,356)	$(903,120)	$242,764
Markit CMBX Series 10	3.000	8.150	MS & Co. Int. PLC	11/17/59	5,900	(1,033,238)	(930,213)	(103,025)
Markit CMBX Series 10	3.000	8.150	Citibank NA	11/17/59	—	—	(31)	31
Markit CMBX Series 11	3.000	6.953	Citibank NA	11/18/54	750	$(120,797)	(83,980)	(36,817)

TOTAL						$(1,814,391)	$(1,917,344)	$102,953

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (a)	Credit Spread at June 30, 2022 (b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
ICE CD ITXEB 37	1.000%	1.432%	06/20/27	$ 11,380	$(214,221)	$(40,754)	$(173,467)
CDX.NA.IG Index 37	1.000	3.383	06/20/27	8,020	(690,438)	(565,222)	(125,216)
CDX.NA.IG Index 37	1.000	0.946	12/20/26	279,970	698,817	4,269,493	(3,570,676)
CDX.NA.IG Index 37	1.000	1.294	06/20/27	4,910	(63,714)	(38,974)	(24,740)
United Mexican States, 4.150%, 03/28/27	1.000	1.750	06/20/27	4,820	(160,944)	(46,297)	(114,647)
State of Qatar, 9.750%, 06/15/30	1.000	0.492	12/20/24	270	3,364	2,767	597
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.684	12/20/26	1,590	21,407	31,842	(10,435)
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.440	06/20/27	8,760	(171,021)	24,672	(195,693)

TOTAL					$(576,750)	$3,637,527	$(4,214,277)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call EUR/Put CHF	BofA Securities LLC	$407.200	07/12/2022	5,469,000	$5,469,000	$16,827	$56,493	$(39,666)
Call USD/Put NOK	HSBC Bank PLC	9.629	07/01/2022	5,955,000	5,955,000	133,237	49,254	83,983
Call USD/Put ZAR	UBS AG (London)	16.018	07/01/2022	5,935,000	5,935,000	97,755	54,792	42,963
Call USD/Put TWD	MS & Co. Int. PLC	29.250	07/01/2022	11,911,000	11,911,000	184,370	47,775	136,595
Call USD/Put TWD	MS & Co. Int. PLC	29.650	07/01/2022	11,847,000	11,847,000	27,805	39,806	(12,001)
Call USD/Put TWD	MS & Co. Int. PLC	29.725	07/01/2022	11,785,000	11,785,000	9,687	40,941	(31,254)
Call USD/Put KRW	BofA Securities LLC	1,257.900	07/01/2022	11,911,000	11,911,000	292,165	60,913	231,252
Call USD/Put TWD	JPMorgan Securities, Inc.	29.425	07/04/2022	11,870,000	11,870,000	115,258	48,489	66,769
Call USD/Put TWD	JPMorgan Securities, Inc.	29.780	07/04/2022	11,653,000	11,653,000	14,240	39,352	(25,112)
Call USD/Put SEK	Citibank NA	10.050	07/05/2022	5,923,000	5,923,000	107,260	36,663	70,597
Call USD/Put MXN	MS & Co. Int. PLC	21.067	07/05/2022	11,554,000	11,554,000	1,155	93,657	(92,502)
Call USD/Put SEK	Citibank NA	9.933	07/06/2022	11,789,000	11,789,000	341,869	81,285	260,584
Call USD/Put SEK	UBS AG (London)	10.188	07/06/2022	5,825,000	5,825,000	50,072	39,057	11,015

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put KRW	UBS AG (London)	$1,267.000	07/06/2022	11,789,000	$11,789,000	$210,186	$62,599	$147,587
Call USD/Put ILS	Deutsche Bank AG (London)	3.398	07/07/2022	5,892,000	5,892,000	158,059	31,363	126,696
Call USD/Put CNH	BofA Securities LLC	6.784	07/07/2022	11,681,000	11,681,000	2,757	44,213	(41,456)
Call USD/Put NOK	UBS AG (London)	9.701	07/07/2022	5,840,000	5,840,000	99,806	43,566	56,240
Call USD/Put BRL	BofA Securities LLC	5.320	07/08/2022	5,654,000	5,654,000	30,475	52,447	(21,972)
Call USD/Put KRW	BofA Securities LLC	1,286.700	07/12/2022	11,649,000	11,649,000	93,658	65,234	28,424
Call USD/Put ILS	MS & Co. Int. PLC	3.491	07/13/2022	5,792,000	5,792,000	47,442	39,403	8,039
Call USD/Put BRL	MS & Co. Int. PLC	5.305	07/13/2022	5,792,000	5,792,000	55,603	68,838	(13,235)
Call USD/Put NOL	UBS AG (London)	10.078	07/13/2022	5,792,000	5,792,000	22,844	49,591	(26,747)
Call USD/Put SEK	MS & Co. Int. PLC	10.395	07/13/2022	8,688,000	8,688,000	41,563	63,614	(22,051)
Call USD/Put KRW	MS & Co. Int. PLC	1,305.600	07/13/2022	11,584,000	11,584,000	36,490	72,191	(35,701)
Call USD/Put ILS	MS & Co. Int. PLC	3.507	07/14/2022	5,680,000	5,680,000	37,437	38,743	(1,306)
Call USD/Put SEK	HSBC Bank PLC	10.363	07/14/2022	8,520,000	8,520,000	50,489	67,393	(16,904)
Call USD/Put MXN	Citibank NA	21.280	07/14/2022	8,520,000	8,520,000	7,089	83,164	(76,075)
Call USD/Put TWD	Citibank NA	29.820	07/14/2022	8,520,000	8,520,000	21,070	35,401	(14,331)
Call USD/Put TWD	Citibank NA	29.935	07/14/2022	11,197,000	11,197,000	24,835	24,846	(11)
Call USD/Put KRW	UBS AG (London)	1,309.000	07/14/2022	11,554,000	11,554,000	33,079	76,256	(43,177)
Call USD/Put KRW	BofA Securities LLC	1,312.750	07/14/2022	11,360,000	11,360,000	26,878	72,045	(45,167)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put SEK	Citibank NA	$10.430	07/19/2022	7,068,000	$7,068,000	$41,800	$62,587	$(20,787)
Call USD/Put SEK	UBS AG (London)	10.512	07/19/2022	8,498,000	8,498,000	37,247	75,989	(38,742)
Call USD/Put TWD	MS & Co. Int. PLC	30.070	07/19/2022	11,331,000	11,331,000	17,733	50,242	(32,509)
Call USD/Put SEK	UBS AG (London)	10.325	07/20/2022	8,447,000	8,447,000	75,888	72,534	3,354
Call USD/Put SEK	UBS AG (London)	10.320	07/21/2022	11,266,000	11,266,000	105,990	88,213	17,777
Call USD/Put TWD	JPMorgan Securities, Inc.	30.050	07/21/2022	11,286,000	11,286,000	20,834	41,848	(21,014)
Call USD/Put BRL	BofA Securities LLC	5.485	07/27/2022	5,609,000	5,609,000	42,931	64,358	(21,427)
Call USD/Put ZAR	UBS AG (London)	16.632	07/27/2022	5,607,000	5,607,000	64,548	42,669	21,879
Call USD/Put BRL	MS & Co. Int. PLC	5.490	07/28/2022	5,603,000	5,603,000	44,432	50,926	(6,494)
Call USD/Put ILS	Morgan Stanley & Co.	3.558	08/03/2022	5,598,000	5,598,000	38,408	38,408	—

				359,244,000	$359,244,000	$2,881,271	$2,267,158	$614,113

Puts
Put EUR/Call CHF	Citibank NA	1.026	07/12/2022	10,938,000	10,938,000	302,850	50,112	252,738
Put EUR/Call CHF	Citibank NA	1.002	07/19/2022	16,161,000	16,161,000	142,211	88,600	53,611
Put EUR/Call CHF	Citibank NA	1.015	07/21/2022	8,329,000	8,329,000	151,394	53,258	98,136
Put EUR/Call CHF	Citibank NA	1.002	07/27/2022	7,979,000	7,979,000	79,368	39,252	40,116
Put EUR/Call CHF	Citibank NA	0.982	08/03/2022	16,028,000	16,028,000	6,408,049	77,936	6,330,113
Put NZD/Call USD	UBS AG (London)	0.640	07/01/2022	18,172,000	18,172,000	277,979	73,591	204,388
Put GBP/Call USD	MS & Co. Int. PLC	1.240	07/04/2022	9,419,000	9,419,000	206,968	64,128	142,840

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put NZD/Call USD	citibank NA	$0.641	07/06/2022	18,087,000	$18,087,000	$297,938	$75,924	$222,014
Put NZD/Call USD	Citibank NA	0.625	07/12/2022	18,189,000	18,189,000	107,590	87,442	20,148
Put NZD/Call USD	Citibank NA	0.618	07/13/2022	18,212,000	18,212,000	63,924	93,594	(29,670)
Put GBP/Call USD	MS & Co. Int. PLC	1.204	07/13/2022	14,079,000	14,079,000	68,485	98,933	(30,448)
Put NZD/Call USD	UBS AG (London)	0.609	07/14/2022	27,389,000	27,389,000	47,896	146,574	(98,678)
Put NZD/Call USD	UBS AG (London)	0.612	07/14/2022	27,684,000	27,684,000	62,763	164,869	(102,106)
Put GBP/Call USD	MS & Co. Int. PLC	1.182	07/14/2022	14,195,000	14,195,000	25,021	130,373	(105,352)
Put GBP/Call USD	HSBC Bank PLC	1.183	07/14/2022	14,285,000	14,285,000	25,840	103,751	(77,911)
Put EUR/Call USD	JPMorgan Securities, Inc.	1.035	07/19/2022	10,774,000	10,774,000	47,466	65,998	(18,532)
Put USD/Call JPY	BofA Securities LLC	131.650	07/20/2022	11,263,000	11,263,000	37,787	80,035	(42,248)
Put EUR/Call USD	HSBC Bank PLC	1.037	07/28/2022	10,658,000	10,658,000	69,393	53,968	15,425

				271,841,000	$271,841,000	$8,422,922	$1,548,338	$6,874,584

Total purchased option contracts				631,085,000	$631,085,000	$11,304,193	$3,815,496	$7,488,697

Written option contracts
Calls
Call USD/Put SEK	UBS AG (London)	10.080	07/21/2022	(5,633,000)	(5,633,000)	(116,710)	(88,156)	(28,554)
Call USD/Put NOK	UBS AG (London)	9.701	07/07/2022	(5,840,000)	(5,840,000)	(99,806)	(130,740)	30,934
Call USD/Put NOK	UBS AG (London)	9.495	07/07/2022	(2,920,000)	(2,920,000)	(105,447)	(42,632)	(62,815)
Call AUD/Put NZD	UBS AG (London)	1.115	07/20/2022	(2,039,000)	(2,039,000)	(4,293)	(3,862)	(431)
Call USD/Put KRW	MS & Co. Int. PLC	1,305.600	07/13/2022	(11,584,000)	(11,584,000)	(36,490)	(104,974)	68,484

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Call USD/Put ILS	MS & Co. Int. PLC	$3.398	07/07/2022	(5,892,000)	$(5,892,000)	$(158,058)	$(105,664)	$(52,394)
Call USD/Put BRL	MS & Co. Int. PLC	5.305	07/13/2022	(5,792,000)	(5,792,000)	(55,603)	(63,556)	7,953
Call USD/Put BRL	MS & Co. Int. PLC	5.110	07/13/2022	(2,896,000)	(2,896,000)	(86,839)	(72,623)	(14,216)
Call EUR/Put CHF	MS & Co. Int. PLC	1.011	07/19/2022	(3,645,002)	(3,645,002)	(10,749)	(27,369)	16,620
Call USD/Put CNH	JPMorgan Securities, Inc.	6.685	07/11/2022	(961,000)	(961,000)	(4,158)	(8,596)	4,438
Call EUR/Put PLN	HSBC Bank PLC	4.588	07/07/2022	(907,000)	(907,000)	(23,827)	(11,351)	(12,476)
Call USD/Put ILS	Deutsche Bank AG (London)	3.342	07/07/2022	(2,946,000)	(2,946,000)	(125,520)	(32,627)	(92,893)
Call USD/Put SEK	Citibank NA	10.395	07/13/2022	(8,688,000)	(8,688,000)	(41,563)	(45,925)	4,362
Call USD/Put SEK	Citibank NA	10.363	07/14/2022	(8,520,000)	(8,520,000)	(50,490)	(42,813)	(7,677)
Call USD/Put CNH	Citibank NA	6.687	07/26/2022	(925,000)	(925,000)	(5,883)	(7,053)	1,170
Call EUR/Put SEK	Citibank NA	10.475	07/07/2022	(907,000)	(907,000)	(22,034)	(7,896)	(14,138)
Call EUR/Put SEEK	Citibank NA	10.618	07/21/2022	(882,000)	(882,000)	(12,332)	(8,961)	(3,371)
Call EUR/Put CZK	Citibank NA	25.255	07/12/2022	(2,734,000)	(2,734,000)	(2,286)	(9,908)	7,622
Call AUD/Put NZD	Citibank NA	1.113	07/21/2022	(2,021,000)	(2,021,000)	(5,406)	(3,866)	(1,540)
Call EUR/Put PLN	BNP Paribas SA	4.605	07/12/2022	(902,000)	(902,000)	(21,145)	(8,777)	(12,368)
Call EUR/Put CZK	BNP Paribas SA	25.200	07/26/2022	(1,331,000)	(1,331,000)	(3,982)	(5,058)	1,076
Call USD/Put KRW	UBS AG (London)	1,249.000	07/06/2022	(5,895,000)	(5,895,000)	(185,457)	(60,306)	(125,151)
Call USD/Put TWD	UBS AG (London)	29.650	07/04/2022	(4,205,000)	(4,205,000)	(13,818)	(10,218)	(3,600)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Call USD/Put ZAR	UBS AG (London)	$16.018	07/01/2022	(5,935,000)	$(5,935,000)	$(97,755)	$(42,123)	$(55,632)
Call USD/Put ZAR	UBS AG (London)	15.582	07/01/2022	(2,968,000)	(2,968,000)	(128,048)	(54,935)	(73,113)
Call USD/Put SEK	UBS AG (London)	10.188	07/06/2022	(5,825,000)	(5,825,000)	(50,072)	(102,171)	52,099
Call USD/Put SEK	UBS AG (London)	9.933	07/06/2022	(11,789,000)	(11,789,000)	(341,869)	(243,620)	(98,249)
Call USD/Put KRW	MS & Co. Int. PLC	1,267.000	07/06/2022	(11,789,000)	(11,789,000)	(210,186)	(219,877)	9,691
Call USD/Put TWD	MS & Co. Int. PLC	29.650	07/01/2022	(11,847,000)	(11,847,000)	(27,805)	(94,113)	66,308
Call USD/Put TWD	MS & Co. Int. PLC	29.250	07/01/2022	(11,911,000)	(11,911,000)	(184,370)	(108,426)	(75,944)
Call USD/Put TWD	MS & Co. Int. PLC	28.910	07/01/2022	(5,955,000)	(5,955,000)	(160,326)	(47,723)	(112,603)
Call EUR/Put PLN	BofA Securities LLC	4.578	07/01/2022	(912,000)	(912,000)	(24,950)	(12,104)	(12,846)
Call USD/Put BRL	BofA Securities LLC	5.320	07/08/2022	(5,654,000)	(5,654,000)	(30,475)	(63,743)	33,268
Call USD/Put CNH	BofA Securities LLC	6.706	07/07/2022	(5,840,000)	(5,840,000)	(12,206)	(45,610)	33,404
Call USD/Put INR	BofA Securities LLC	78.520	07/27/2022	(925,000)	(925,000)	(9,419)	(5,828)	(3,591)
Call EUR/Put HUF	BofA Securities LLC	400.300	07/12/2022	(2,734,000)	(2,734,000)	(19,024)	(43,505)	24,481
Call USD/Put KRW	BofA Securities LLC	1,238.650	07/01/2022	(5,955,000)	(5,955,000)	(234,961)	(62,248)	(172,713)
Call USD/Put KRW	BofA Securities LLC	1,257.900	07/01/2022	(11,911,000)	(11,911,000)	(292,165)	(158,047)	(134,118)
Call USD/Put KRW	BofA Securities LLC	1,286.700	07/12/2022	(11,649,000)	(11,649,000)	(93,658)	(148,292)	54,634
Call USD/Put SEK	Citibank NA	9.733	07/06/2022	(5,895,000)	(5,895,000)	(284,941)	(81,498)	(203,443)
Call USD/Put SEK	Citibank NA	9.795	07/05/2022	(2,962,000)	(2,962,000)	(125,159)	(42,742)	(82,417)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Call USD/Put TWD	Citibank NA	$29.425	07/04/2022	(5,935,000)	$(5,935,000)	$(57,629)	$(52,762)	$(4,867)
1M IRS	Citibank NA	29.780	07/04/2022	(11,653,000)	(11,653,000)	(16,372)	(16,372)	—
Call USD/Put NOK	HSBC Bank PLC	9.420	07/01/2022	(2,978,000)	(2,978,000)	(129,969)	(47,222)	(82,747)
Call USD/Put SEK	HSBC Bank PLC	10.050	07/05/2022	(5,923,000)	(5,923,000)	(107,260)	(98,529)	(8,731)
Call USD/Put TWD	JPMorgan Securities, Inc.	29.090	07/04/2022	(5,935,000)	(5,935,000)	(123,863)	(47,302)	(76,561)
Call USD/Put TWD	JPMorgan Securities, Inc.	29.425	07/04/2022	(5,935,000)	(5,935,000)	(57,629)	(47,480)	(10,149)
Call USD/Put TWD	JPMorgan Securities, Inc.	29.725	07/01/2022	(11,785,000)	(11,785,000)	(9,687)	(62,991)	53,304

				(260,665,002)	$(260,665,002)	$(4,021,694)	$(2,852,194)	$(1,169,500)

Puts
Put NZD/Call USD	UBS AG (London)	0.612	07/14/2022	(13,842,000)	(13,842,000)	(31,381)	(35,608)	4,227
Put AUD/Call NZD	UBS AG (London)	1.087	07/20/2022	(2,039,000)	(2,039,000)	(1,555)	(3,933)	2,378
Put NZD/Call USD	MS & Co. Int. PLC	0.612	07/14/2022	(13,842,000)	(13,842,000)	(31,381)	(53,877)	22,496
Put GBP/Call USD	MS & Co. Int. PLC	1.206	07/14/2022	(4,558,000)	(4,558,000)	(26,821)	(20,080)	(6,741)
Put GBP/Call USD	MS & Co. Int. PLC	1.204	07/13/2022	(7,039,500)	(7,039,500)	(34,242)	(52,700)	18,458
Put EUR/Call CHF	MS & Co. Int. PLC	1.011	07/19/2022	(3,645,002)	(3,645,002)	(54,111)	(27,369)	(26,742)
Put USD/Call CNH	JPMorgan Securities, Inc.	6.685	07/11/2022	(961,000)	(961,000)	(2,912)	(6,799)	3,887
Put GBP/Call USD	JPMorgan Securities, Inc.	1.204	07/13/2022	(7,039,500)	(7,039,500)	(34,243)	(26,421)	(7,822)
Put EUR/Call USD	JPMorgan Securities, Inc.	1.052	07/19/2022	(5,387,000)	(5,387,000)	(55,330)	(63,471)	8,141
Put EUR/Call USD	HSBC Bank PLC	1.053	07/28/2022	(5,329,000)	(5,329,000)	(66,473)	(54,302)	(12,171)
Put EUR/Call PLN	HSBC Bank PLC	4.588	07/07/2022	(907,000)	(907,000)	(86)	(6,766)	6,680
Put USD/Call CNH	Citibank NA	6.687	07/26/2022	(925,000)	(925,000)	(4,711)	(5,989)	1,278
Put NZD/Call USD	Citibank NA	0.625	07/12/2022	(18,189,000)	(18,189,000)	(107,590)	(87,745)	(19,845)
Put EUR/Call SEK	Citibank NA	10.618	07/21/2022	(882,000)	(882,000)	(2,858)	(7,432)	4,574
Put EUR/Call SEK	Citibank NA	10.475	07/07/2022	(907,000)	(907,000)	(78)	(7,896)	7,818
Put EUR/Call CHF	Citibank NA	1.039	07/12/2022	(5,469,000)	(5,469,000)	(224,298)	(49,076)	(175,222)
Put EUR/Call CHF	Citibank NA	1.026	07/12/2022	(10,938,000)	(10,938,000)	(302,850)	(166,341)	(136,509)
Put EUR/Call CHF	Citibank NA	1.015	07/21/2022	(8,329,000)	(8,329,000)	(151,394)	(75,560)	(75,834)
Put AUD/Call NZD	Citibank NA	1.086	07/21/2022	(2,021,000)	(2,021,000)	(1,536)	(3,929)	2,393
Put EUR/Call PLN	BNP Paribas SA	4.605	07/12/2022	(902,000)	(902,000)	(476)	(8,777)	8,301
Put NZD/Call USD	Barclays Bank PLC	0.625	07/13/2022	(8,878,000)	(8,878,000)	(55,364)	(37,806)	(17,558)
Put EUR/Call PLN	BofA Securities LLC	4.578	07/01/2022	(912,000)	(912,000)	(1)	(6,783)	6,782
Put USD/Call INR	BofA Securities LLC	78.520	07/27/2022	(925,000)	(925,000)	(2,048)	(4,422)	2,374
Put USD/Call JPY	BofA Securities LLC	134.400	07/20/2022	(5,631,000)	(5,631,000)	(47,154)	(80,433)	33,279
Put NZD/Call USD	Citibank NA	0.641	07/06/2022	(18,087,000)	(18,087,000)	(297,938)	(213,104)	(84,834)
Put NZD/Call USD	Citibank NA	0.653	07/06/2022	(9,043,000)	(9,043,000)	(255,992)	(76,595)	(179,397)
Put GBP/Call USD	MS & Co. Int. PLC	1.240	07/04/2022	(9,419,000)	(9,419,000)	(206,968)	(182,835)	(24,133)
Put GBP/Call USD	MS & Co. Int. PLC	1.261	07/04/2022	(4,709,000)	(4,709,000)	(200,962)	(64,898)	(136,064)
Put NZD/Call USD	UBS AG (London)	0.640	07/01/2022	(18,172,000)	(18,172,000)	(277,979)	(319,135)	41,156
Put USD/Call TWD	UBS AG (London)	29.650	07/04/2022	(4,205,000)	(4,205,000)	(5,340)	(10,218)	4,878
Put NZD/Call USD	UBS AG (London)	0.652	07/01/2022	(9,086,000)	(9,086,000)	(243,449)	(72,644)	(170,805)

				(202,218,002)	$(202,218,002)	$(2,727,521)	$(1,832,944)	$(894,577)

Total written option contracts				(462,883,004)	$(462,883,004)	$(6,749,215)	$(4,685,138)	$(2,064,077)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3M IRS	BNP Paribas SA	$1.515	08/12/2022	10,660,000	$10,660,000	$15,215	$87,918	$(72,703)
1Y IRS	Citibank NA	0.420	10/10/2022	63,020,000	63,020,000	1,680	136,424	(134,744)
1Y IRS	Citibank NA	0.459	10/10/2022	57,570,000	57,570,000	1,647	125,849	(124,202)
1Y IRS	Citibank NA	0.516	11/15/2022	63,450,000	63,450,000	3,653	148,996	(145,343)
6M IRS	Citibank NA	1.361	07/12/2022	51,900,000	51,900,000	21	326,583	(326,562)
9M IRS	Deutsche Bank AG (London)	1.850	11/22/2022	155,100,000	155,100,000	42,049	526,190	(484,141)
9M IRS	Deutsche Bank AG (London)	2.700	04/28/2023	14,290,000	14,290,000	414,757	530,644	(115,887)
1Y IRS	JPMorgan Securities, Inc.	0.281	09/08/2022	52,550,000	52,550,000	512	100,395	(99,883)
1Y IRS	JPMorgan Securities, Inc.	0.300	09/08/2022	21,670,000	21,670,000	219	42,176	(41,957)
2Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	45,500,000	45,500,000	5,220	460,526	(455,306)
9M IRS	JPMorgan Securities, Inc.	1.800	11/16/2022	155,800,000	155,800,000	35,257	506,350	(471,093)
1Y IRS	MS & Co. Int. PLC	0.544	11/16/2022	57,770,000	57,770,000	3,558	136,047	(132,489)

				749,280,000	$749,280,000	$523,788	$3,128,098	$(2,604,310)

Puts
9M IRS	Deutsche Bank AG (London)	$3.000	05/05/2023	14,170,000	14,170,000	377,659	495,720	(118,061)

Total purchased option contracts				763,450,000	$14,170,000	$901,447	$3,623,818	$(2,722,371)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
3M IRS	BNP Paribas SA	$1.221	08/12/2022	(10,260,000)	$(10,260,000)	$(13,535)	$(48,966)	$35,431
3M IRS	BNP Paribas SA	1.315	08/12/2022	(2,060,000)	(2,060,000)	(5,674)	(41,179)	35,505
1M IRS	BofA Securities LLC	2.386	07/13/2022	(18,510,000)	(18,510,000)	(421,889)	(228,347)	(193,542)
1M IRS	Citibank NA	2.014	07/06/2022	(19,040,000)	(19,040,000)	(22,449)	(215,871)	193,422
1M IRS	Citibank NA	2.362	07/27/2022	(18,400,000)	(18,400,000)	(442,496)	(287,225)	(155,271)
1M IRS	Citibank NA	3.491	07/13/2022	(5,792,000)	(5,792,000)	(50,651)	(50,651)	—
1M IRS	Citibank NA	10.512	07/19/2022	(8,498,000)	(8,498,000)	(37,476)	(37,476)	—
1Y IRS	Citibank NA	0.379	10/10/2022	(6,500,000)	(6,500,000)	(764)	(136,510)	135,746
1Y IRS	Citibank NA	0.425	10/10/2022	(5,890,000)	(5,890,000)	(815)	(125,861)	125,046
1Y IRS	Citibank NA	0.553	11/15/2022	(6,550,000)	(6,550,000)	(3,399)	(148,881)	145,482
6M IRS	Citibank NA	1.594	07/12/2022	(16,640,000)	(16,640,000)	(2)	(326,667)	326,665
1Y IRS	Deutsche Bank AG (London)	2.013	04/28/2023	(14,290,000)	(14,290,000)	(139,928)	(202,150)	62,222
1Y IRS	Deutsche Bank AG (London)	2.356	04/28/2023	(14,290,000)	(14,290,000)	(246,910)	(328,494)	81,584
1M IRS	Deutsche Bank AG (London)	2.856	07/06/2022	(24,610,000)	(24,610,000)	(183,687)	(247,023)	63,336
1M IRS	Deutsche Bank AG (London)	3.100	07/21/2022	(24,610,000)	(24,610,000)	(696,229)	(314,393)	(381,836)
1M IRS	Deutsche Bank AG (London)	3.154	07/13/2022	(24,610,000)	(24,610,000)	(776,273)	(320,238)	(456,035)
9M IRS	Deutsche Bank AG (London)	1.348	11/22/2022	(155,100,000)	(155,100,000)	(14,068)	(186,359)	172,291
9M IRS	Deutsche Bank AG (London)	1.599	11/22/2022	(155,100,000)	(155,100,000)	(24,552)	(339,831)	315,279
1M IRS	JPMorgan Securities, Inc.	2.479	07/20/2022	(18,090,000)	(18,090,000)	(566,590)	(282,459)	(284,131)
1Y IRS	JPMorgan Securities, Inc.	0.363	09/08/2022	(5,420,000)	(5,420,000)	(151)	(100,336)	100,185
1Y IRS	JPMorgan Securities, Inc.	0.401	09/08/2022	(2,250,000)	(2,250,000)	(74)	(42,437)	42,363
2Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(8,800,000)	(8,800,000)	(1,421)	(457,091)	455,670
9M IRS	JPMorgan Securities, Inc.	1.290	11/16/2022	(155,800,000)	(155,800,000)	(11,327)	(186,960)	175,633
9M IRS	JPMorgan Securities, Inc.	1.545	11/16/2022	(155,800,000)	(155,800,000)	(20,176)	(319,390)	299,214
1M IRS	MS & Co. Int. PLC	3.010	07/27/2022	(24,610,000)	(24,610,000)	(566,382)	(304,856)	(261,526)
1Y IRS	MS & Co. Int. PLC	0.599	11/16/2022	(5,970,000)	(5,970,000)	(3,642)	(136,081)	132,439

				(907,490,000)	$(907,490,000)	$(4,250,560)	$(5,415,732)	$1,165,172

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
1M IRS	BofA Securities LLC	$2.386	07/13/2022	(18,510,000)	$(18,510,000)	$(57,339)	$(228,348)	$171,009
1M IRS	Citibank NA	1.002	07/19/2022	(16,161,000)	(16,161,000)	(159,790)	(159,790)	—
1M IRS	Citibank NA	2.014	07/06/2022	(19,040,000)	(19,040,000)	(313,627)	(215,871)	(97,756)
1M IRS	Citibank NA	2.362	07/27/2022	(18,400,000)	(18,400,000)	(142,103)	(287,225)	145,122
9M IRS	Deutsche Bank AG (London)	3.446	05/05/2023	(14,170,000)	(14,170,000)	(217,976)	(313,619)	95,643
9M IRS	Deutsche Bank AG (London)	3.891	05/05/2023	(14,170,000)	(14,170,000)	(125,654)	(182,101)	56,447
1M IRS	Deutsche Bank AG (London)	2.856	07/06/2022	(24,610,000)	(24,610,000)	(63,602)	(247,023)	183,421
1M IRS	Deutsche Bank AG (London)	3.100	07/21/2022	(24,610,000)	(24,610,000)	(68,773)	(314,393)	245,620
1M IRS	Deutsche Bank AG (London)	3.154	07/13/2022	(24,610,000)	(24,610,000)	(23,463)	(320,238)	296,775
1M IRS	JPMorgan Securities, Inc.	2.479	07/20/2022	(18,090,000)	(18,090,000)	(60,374)	(282,459)	222,085
1M IRS	MS & Co. Int. PLC	3.010	07/27/2022	(24,610,000)	(24,610,000)	(134,902)	(304,856)	169,954

				(216,981,000)	$(216,981,000)	$(1,367,603)	$(2,855,923)	$1,488,320

Total written option contracts				(1,124,471,000)	$(1,124,471,000)	$(5,618,163)	$(8,271,655)	$2,653,492

TOTAL				(361,021,000)	$(361,021,000)	$(4,716,716)	$(4,647,837)	$(68,879)

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
3M IRS	— 3 Months Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
9M IRS	— 9 Months Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
2Y IRS	— 2 Years Interest Rate Swaptions
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
BofA Securities LLC	— Bank of America Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
CDX.NA.IG Index 37	— CDX North America Investment Grade Index 37
ICE CD ITXEB	— iTraxx Europe Index
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Income, Long Short Credit Strategies and Strategic Income Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM and GSAMI to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2022:

BOND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$154,984,958	$—
Mortgage-Backed Obligations	—	175,379,826	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	64,895,375	7,088,594	—
Asset-Backed Securities	—	22,474,744	—
Foreign Debt Obligations	—	5,160,149	—
Municipal Debt Obligations	—	4,289,678	—
Investment Company	7,260,925	—	—
Short-term Investments	—	18,694,628	—

Total	$72,156,300	$388,072,577	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(1,966,418)	$—

Total	$—	$(1,966,418)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$3,213,721	$—
Futures Contracts(a)	519,523	—	—
Interest Rate Swap Contracts(a)	—	1,036,524	—
Credit Default Swap Contracts(a)	—	117,299	—
Purchased Option Contracts	—	2,559,480	—

Total	$519,523	$6,927,024	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(2,447,171)	$—
Futures Contracts(a)	(95,031)	—	—
Interest Rate Swap Contracts(a)	—	(1,384,954)	—
Credit Default Swap Contracts(a)	—	(551,619)	—
Written Option Contracts	—	(4,091,006)	—

Total	$(95,031)	$(8,474,750)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$604,327,067	$—
Foreign Debt Obligations	—	26,922,203	—
Asset-Backed Securities	—	68,222,570	—
Mortgage-Backed Obligations	—	647,848,922	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	424,972,917	43,736,648	—
Municipal Debt Obligations	—	23,654,276	—
Investment Company	75,673,605	—	—
Short-term Investments	—	70,339,196	—

Total	$500,646,522	$1,485,050,882	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(7,889,597)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$45,075	$—
Futures Contracts(a)	2,370,496	—	—
Interest Rate Swap Contracts(a)	—	958,437	—
Credit Default Swap Contracts(a)	—	61,210	—
Purchased Options Contracts	—	334,325	—

Total	$2,370,496	$1,399,047	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(11,763)	$—
Futures Contracts(a)	(223,922)	—	—
Interest Rate Swap Contracts(a)	—	(1,441,336)	—
Credit Default Swap Contracts(a)	—	(3,207,005)	—
Written options contracts	—	(1,258,604)	—

Total	$(223,922)	$(5,918,708)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

GLOBAL CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Foreign Sovereign Debt Obligations	$116,861,335	$70,330,053	$—	(a)
Corporate Obligations	—	200,505,175	—
Asset-Backed Securities	—	30,306,835	—
Mortgage-Backed Obligations	—	122,138,909	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	18,331,315	1,452,830	—
Structured Note	—	1,038,292	—
Investment Company	41,852,281	—	—
Short-term Investments	—	25,305,080	—

Total	$177,044,931	$451,077,174	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$7,385,789	$—
Futures Contracts(b)	921,948	—	—
Interest Rate Swap Contracts(b)	—	2,139,646	—
Credit Default Swap Contracts(b)	—	58,168	—
Purchased Options Contracts	—	16,907	—

Total	$921,948	$9,600,510	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(1,723,313)	$—
Futures Contracts(b)	(619,805)	—	—
Interest Rate Swap Contracts(b)	—	(2,548,523)	—
Credit Default Swap Contracts(b)	—	(2,268,613)	—
Written Option Contracts	—	(717,898)	—

Total	$(619,805)	$(7,258,347)	$—

(a)	Amount represents valuations of local Ruble-denominated Russian sovereign bonds for which GSAM has determined include significant unobservable inputs as of March 31, 2022. To the extent that the same positions were held as of the Fund’s prior fiscal year end, March 31, 2021, they were classified as Level 2.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$7,686,829	$300,625
Corporate Obligations	—	59,861,752	—
Mortgage-Backed Obligations	—	4,992,528	—
Asset-Backed Securities	—	4,037,569	—
Foreign Debt Obligations	—	6,668,965	—
Common Stock and/or Other Equity Investments(a)
Europe	—	114,641	—
North America	81,726	—	—
Investment Company	2,399,404	—	—

Total	$2,481,130	$83,362,284	$300,625

Liabilities(b)
Fixed Income
Unfunded Loan Committment	$—	$(3,260)	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$47,613	$—
Futures Contracts	32,683	—	—
Interest Rate Swap Contracts	—	21,545	—
Credit Default Swap Contracts	—	1,735	—

Total	$32,683	$70,893	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(4,547)	$—
Futures Contracts	(75,932)	—	—
Interest Rate Swap Contracts	—	(322)	—
Credit Default Swap Contracts	—	(107,853)	—

Total	$(75,932)	$(112,722)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

LONG SHORT CREDIT STRATEGIES

Investment Type	Level 1	Level 2	Level 3

Assets
Bank Loans	$—	$27,789,162	$557,095
Other Secured Debt Obligations	—	17,768,922	—
Unsecured Debt Obligations	—	66,892,705	—
Common Stock and/or Other Equity Investments(a)
North America	784,178	—	—
Investment Company	774,415	—	—

Total	$1,558,593	$112,450,789	$557,095

Liabilities(b)
Fixed Income
Unfunded Loan Committment	$—	$(3,039)	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$2,007	$—
Credit Default Swap Contracts	—	1,500,695	—

Total	$—	$1,502,702	$—

Liabilities(b)
Interest Rate Swap Contracts	$—	$(90,545)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$23,351,965	$—
Corporate Obligations	—	159,770,913	—
Mortgage-Backed Obligations	—	211,603,001	728,624
Asset-Backed Securities	—	83,430,949	—
Foreign Debt Obligations	—	17,300,787	—
Municipal Debt Obligations	—	9,181,929	—
U.S. Treasury Obligations	139,474,328	—	—
Investment Company	54,008,112	—	—
Short-term Investments	—	67,389,796	—

Total	$193,482,440	$572,029,340	$728,624

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$5,889,244	$—
Futures Contracts(a)	6,069,266	—	—
Interest Rate Swap Contracts(a)	—	7,443,497	—
Credit Default Swap Contracts(a)	—	243,392	—
Purchased Option Contracts	—	12,205,640	—

Total	$6,069,266	$2,57,81,773	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	(4,653,982)	$—
Futures Contracts(a)	(678,674)	$—	—
Interest Rate Swap Contracts(a)	—	(8,130,524)	—
Credit Default Swap Contracts(a)	—	(4,354,716)	—
Written option contracts	—	(12,367,378)	—

Total	$(678,674)	$(29,506,600)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.